As filed with the Securities and Exchange Commission on November 19, 2019

Securities Act File No. 333-234098

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

__________________________

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 1

MAINSTAY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue, New York, New York 10010
(Address of Principal Executive Officers) (Zip Code)

(800) 624-6782
(Registrant’s Area Code and Telephone Number)

J. Kevin Gao, Esq.

MainStay Funds Trust

30 Hudson Street

Jersey City, New Jersey 07302

(Name and Address of Agent for Service)

With copies to:

Thomas C. Bogle, Esq.

Corey F. Rose, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class A, Class C, Class I, Class R3 and Class R6 shares of MainStay CBRE Real Estate Fund.

VOYA EQUITY TRUST
Voya Real Estate Fund
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
November 18, 2019
Dear Shareholder:
On behalf of the Board of Trustees (the “Board”) of Voya Real Estate Fund (the “Acquired Fund”), a series of Voya Equity Trust (the “Trust”), we are pleased to invite you to a special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of the Acquired Fund. The Special Meeting is scheduled to be held on February 6, 2020, at 1:00 p.m., local time, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034.
At the Special Meeting, as a shareholder of the Acquired Fund, you will be asked to consider and vote on the following proposals:
(1)
To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Acquired Fund to MainStay CBRE Real Estate Fund (the “Acquiring Fund”), a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund (the “Reorganization”); and

(2)
To transact such other business as may properly come before the Special Meeting.

If shareholders of the Acquired Fund approve the Reorganization, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund, which is managed by New York Life Investment Management LLC and subadvised by CBRE Clarion Securities LLC (“CBRE Clarion”). CBRE Clarion is also the subadvisor to the Acquired Fund.
Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully.
The Board recommends that you vote “FOR” the Reorganization.
Your vote is important, regardless of the number of shares of the Acquired Fund you own. Whether or not you expect to attend the Special Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. You may cast your vote by completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided or by following the instructions on the proxy card for voting your proxy on the Internet or by touch-tone telephone. It is important that your vote be received no later than 5:00 p.m. local time on February 5, 2020.
We appreciate your participation and prompt response in this matter and thank you for your continued support.
Sincerely,
/s/ Dina Santoro

Dina Santoro
President

VOYA EQUITY TRUST
Voya Real Estate Fund
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD FEBRUARY 6, 2020
NOTICE IS HEREBY GIVEN THAT a special meeting of shareholders (with any postponements or adjournments, “Special Meeting”) of Voya Real Estate Fund (the “Acquired Fund”), a series of Voya Equity Trust, is scheduled to be held on February 6, 2020, at 1:00 p.m., local time, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 to consider and vote on the following proposals:
(1)
To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Acquired Fund to MainStay CBRE Real Estate Fund (the “Acquiring Fund”), a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund (the “Reorganization”); and

(2)
To transact such other business as may properly come before the Special Meeting.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.
The Board of Trustees of the Acquired Fund recommends that you vote “FOR” the Reorganization.
Shareholders of record as of the close of business on November 8, 2019 are entitled to notice of, and to vote at, the Special Meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign and return the enclosed Proxy Ballot by February 5, 2020 to help achieve a quorum and so that a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by submitting a revised Proxy Ballot, by giving written notice of revocation to the Acquired Fund or by voting in person at the Special Meeting.
By Order of the Board of Trustees of Voya Equity Trust,
/s/ Huey P. Falgout, Jr.

Huey P. Falgout, Jr.
Secretary

INSTRUCTIONS FOR SIGNING PROXY CARDS
The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.
1.
INDIVIDUAL ACCOUNTS:   Sign your name exactly as it appears in the registration on the proxy card.

2.
JOINT ACCOUNTS:   Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

3.
ALL OTHER ACCOUNTS:   The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

For example:
REGISTRATION VALID
CORPORATE ACCOUNTS
(1)	ABC Corp.	ABC Corp. John Doe, Treasurer
(2)	ABC Corp.	John Doe
(3)	ABC Corp. c/o John Doe	John Doe
(4)	ABC Corp. Profit Sharing Plan	John Doe
PARTNERSHIP ACCOUNTS
(1)	The XYZ Partnership	Jane B. Smith, Partner
(2)	Smith and Jones, Limited Partnership	Jane B. Smith, General Partner
TRUST ACCOUNTS
(1)	ABC Trust	Jane B. Doe, Trustee
(2)	Jane B. Doe, Trustee u/t/d 01/01/01	Jane B. Doe, Trustee u/t/d/ 01/01/01
CUSTODIAL OR ESTATE ACCOUNTS
(1)	John B. Smith, Cust f/b/o	John B. Smith, Custodian f/b/o
	John B. Smith, Jr. UGMA/UTMA	John B. Smith, Jr. UGMA/UTMA
(2)	Estate of John B. Smith	John B. Smith, Jr., Executor Estate of John B. Smith
PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:
•
AUTHORIZE YOUR PROXY THROUGH THE INTERNET.   You may authorize your proxy by logging into the Internet site indicated on your proxy card and following the instructions on the website. In order to log on, you will need the control number found on your proxy card.

•
AUTHORIZE YOUR PROXY BY TELEPHONE.   You may authorize your proxy by telephone by calling the toll-free number located on your proxy card. Please make sure to have your proxy card available at the time of the call.

•
VOTE BY MAIL.   You may cast your vote by signing, dating, and mailing the enclosed proxy card in the postage-paid envelope provided.

•
VOTE IN PERSON AT THE SPECIAL MEETING.

PROXY STATEMENT/PROSPECTUS
November 18, 2019
PROXY STATEMENT FOR
VOYA REAL ESTATE FUND
(a series of Voya Equity Trust)
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
PROSPECTUS FOR
MAINSTAY CBRE REAL ESTATE FUND
(a series of MainStay Funds Trust)
51 Madison Ave
New York, New York 10010
(212) 576-7000
This Proxy Statement/Prospectus is being furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees of Voya Equity Trust, in connection with the special meeting of shareholders (with any postponements or adjournments, “Special Meeting”) of Voya Real Estate Fund (the “Acquired Fund”). The Special Meeting is scheduled to be held on February 6, 2020, at 1:00 p.m., local time, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034.
Shareholders of record of the Acquired Fund at the close of business on November 8, 2019 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting. This Proxy Statement/Prospectus, proxy card and accompanying Notice of Special Meeting of Shareholders will be first sent or given to shareholders of the Acquired Fund on or about November 29, 2019.
At the Special Meeting, shareholders will be asked to consider and vote on the following proposals:
(1)
To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Acquired Fund to MainStay CBRE Real Estate Fund (the “Acquiring Fund”), a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund (the “Reorganization”); and

(2)
To transact such other business as may properly come before the Special Meeting.

If shareholders approve the Reorganization, shareholders of the Acquired Fund would receive shares of a comparable class of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange, usually 4:00 p.m. Eastern time, on the closing day of the Reorganization.
You are being asked to consider and vote on an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which the Reorganization would be accomplished. This Proxy Statement/Prospectus sets forth concisely the information shareholders of the Acquired Fund should know before voting on the Reorganization and constitutes an offering of the shares of the Acquiring Fund being issued in the Reorganization. Please read it carefully and retain it for future reference.
The following documents containing additional information about the Acquired Fund, each having been filed with the SEC, are incorporated by reference into (legally considered to be part of) this Proxy Statement/Prospectus:
•
The Statement of Additional Information dated November 18, 2019 relating to this Proxy Statement/Prospectus (Securities Act File No. 333-234098);

•
Prospectus for the Acquired Fund, dated September 30, 2019 (Securities Act File No. 033-56094; Accession Number 0001104659-19-051817);

•
Statement of Additional Information of the Acquired Fund, dated September 30, 2019 (Securities Act File No. 033-56094; Accession Number 0001104659-19-051817);

•
Annual Report to shareholders of the Acquired Fund for the fiscal year ended May 31, 2019 (Securities Act File No. 033-56094; Accession Number 0001144204-19-038453); and

•
Semi-Annual Report to shareholders of the Acquired Fund for the period ended November 30, 2018 (Securities Act File No. 033-56094; Accession Number 0001144204-19-005201).

The policies and procedures set forth in the “Shareholder Guide” in Appendix C to this Proxy Statement/Prospectus will apply to the shares issued by the Acquiring Fund in connection with the Reorganization. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the U.S. Securities and Exchange Commission (“SEC”).
Additional copies of the foregoing (other than the Statement of Additional Information relating to this Proxy Statement/Prospectus, which is not available on www.nylinvestments.com/mainstay) and any more recent reports filed after the date hereof for the Acquiring Fund may be obtained without charge:
for the Acquiring Fund:
By Phone:
800-MAINSTAY (624-6782)

By Mail:
NYLIFE Distributors LLC:
Attn: MainStay Marketing Department,
30 Hudson Street, Jersey City, New Jersey 07302

By Internet:
www.nylinvestments.com/mainstay

for the Acquired Fund:
By Phone:
1-800-992-0180

By Mail:
Voya Investment Management
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034

By Internet:
www.voyainvestments.com

You also may view or obtain these documents from the SEC:
By e-mail:
publicinfo@sec.gov (duplicating fee required)

By Internet:
www.sec.gov

The Board of Trustees of Voya Equity Trust knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, the persons named in the enclosed proxy card intend to vote in accordance with their best judgment.
No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

i

ii

 SUMMARY
The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully.
The Board of Trustees of Voya Equity Trust (the “Board”), including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of Voya Equity Trust (the “Independent Trustees”), has approved the Reorganization Agreement.
Subject to shareholder approval, the Reorganization Agreement provides for:
•
the transfer of all of the assets of the Acquired Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund;

•
the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

•
the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and

•
the complete liquidation of the Acquired Fund.

If shareholders of the Acquired Fund approve the Reorganization, each owner of Class A, Class C, Class I, and Class R6 shares would become a shareholder of the corresponding share class of the Acquiring Fund. Class R and Class W shareholders of the Acquired Fund will become Class R3 and Class I shareholders, respectively, of the Acquiring Fund. Class O shares will be converted to Class A shares of the Acquired Fund in advance of the Closing Date. The Reorganization is expected to be effective on the Closing Date. Each shareholder of the Acquired Fund will hold, immediately after the close of the Reorganization, shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of shares of the Acquired Fund held by such shareholder as of the close of business on the Closing Date.
In considering whether to approve the Reorganization, you should note that:
•
The Acquired Fund and the Acquiring Fund are each open-end, management investment companies registered with the SEC. The Acquiring Fund is a series of MainStay Funds Trust, which is organized as a statutory trust under the laws of the State of Delaware. The Acquired Fund is a series of Voya Equity Trust which is organized as a Massachusetts business trust.

•
New York Life Investment Management LLC (“New York Life Investments”) serves as the investment manager of the Acquiring Fund. CBRE Clarion Securities LLC (“CBRE Clarion”) serves as the subadvisor of the Acquiring Fund.

•
Voya Investments, LLC (“Voya Investments”) serves as the investment adviser of the Acquired Fund. CBRE Clarion also serves as the subadvisor of the Acquired Fund.

•
The Acquiring Fund and Acquired Fund have substantially similar investment objectives: the Acquiring Fund seeks total return; the Acquired Fund seeks high total return consisting of capital appreciation and current income.

•
The Acquiring Fund and Acquired Fund have substantially similar principal investment strategies. However, the Acquiring Fund is not a “diversified company” for the purposes of the 1940 Act and, thus, may invest a greater percentage of its assets in fewer issuers as compared to the Acquired Fund. Also, the Acquiring Fund does not employ securities lending as part of its principal investment strategy. However, this does not reflect a material difference in the manner in which each Fund is, or will be, managed, as applicable.

•
The shareholders of the Acquired Fund are expected to benefit from reduced total expenses through the reduction of management fees, lower gross expense ratios for most share classes and lower net expense ratios for all share classes, and expense limitation agreements for the duration thereof. Total net expenses may increase if these expense limitation agreements expire and are not renewed.

•
The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, neither the Acquired Fund or its shareholders, nor the Acquiring Fund or its shareholders are expected to recognize any gain or loss for federal income tax purposes from the Reorganization. However, any securities transactions conducted in advance of the Reorganization may generate capital gains for the Acquired Fund based on market prices of the securities sold, which may result in taxable distributions to shareholders.
BOARD RECOMMENDATION
The Board recommends that you vote “FOR” Proposal One.

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION
We recommend that you read the complete Proxy Statement/Prospectus. However, we thought it would be helpful to provide brief answers to some questions concerning the proposal described in this Proxy Statement/Prospectus.
Q. Why is a shareholder meeting being held?
A. You are being asked to consider and approve the Reorganization Agreement providing for the transfer of the assets of the Acquired Fund, a series of Voya Equity Trust, to the Acquiring Fund, a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund. The Acquiring Fund and the Acquired Fund may be referred to together in this Proxy Statement/Prospectus as the “Funds.”
As described more fully in this Proxy Statement/Prospectus, the Acquiring Fund will commence operations upon the completion of the Reorganization and will be managed by New York Life Investments, an indirect wholly-owned subsidiary of New York Life Insurance Company. Also upon completion of the Reorganization, CBRE Clarion will continue its day-to-day portfolio management responsibilities for the Acquiring Fund, under the supervision of New York Life Investments, pursuant to a subadvisory agreement with New York Life Investments. CBRE Clarion currently serves as the subadvisor for the Acquired Fund.
New York Life Investments or its affiliates will provide distribution and administrative services to the Acquiring Fund, among other services, in addition to supervising the day-to-day portfolio management activities of CBRE Clarion. For more information regarding New York Life Investments and CBRE Clarion, please see “Comparison of Investment Advisers and Investment Advisory Fees” in the Proxy Statement/Prospectus.
Q. Why is the Reorganization being proposed?
A. Voya Investments has determined that continuing to support certain real estate mutual funds is not well aligned with its strategy going forward. Voya Investments believes that shareholders value having CBRE Clarion continue to serve as subadvisor. Voya Investments also believes that the Acquired Fund and its shareholders will benefit from the involvement of New York Life Investments as investment manager and from being part of a strong and stable mutual fund platform like the MainStay Group of Funds. Voya Investments believes that New York Life Investments will provide strong administrative, compliance and marketing and sales support.
Q. What are the potential benefits from the Reorganization?
A. The shareholders of the Acquired Fund are expected to benefit from reduced total expenses through the reduction of management fees, lower gross expense ratios for most share classes and lower net expense ratios for all share classes, and expense limitation agreements for the duration thereof. Total net expenses may increase if these expense limitation agreements expire and are not renewed.
Q. How will the Reorganization affect me?
A. If shareholders of the Acquired Fund approve the Reorganization, you will become a shareholder of the Acquiring Fund. You will receive shares of a comparable class of the Acquiring Fund equal in value to the shares that you hold of the Acquired Fund as of the close of business of the New York Stock Exchange, usually 4:00 pm Eastern time, on the closing day of the Reorganization.
If approved by shareholders, the Reorganization will take place on or about February 21, 2020.
Q. Are there differences between the Funds?
A. Yes. Voya Investments is the Acquired Fund’s investment adviser. New York Life Investments serves as the investment manager to the Acquiring Fund.

The Acquired Fund’s and Acquiring Fund’s investment objective, principal investment strategies, investment policies and principal risks are substantially similar. We do not believe that any differences in the investment objective, principal investment strategies, investment policies or principal risks will result in any material differences in the way that the Funds are managed.
CBRE Clarion currently serves as the subadvisor to both the Acquired Fund and the Acquiring Fund. The portfolio managers of the Acquired Fund will also be part of the portfolio management team of the Acquiring Fund.
Q. How will the Reorganization affect shareholder fees and expenses?
A. The Reorganization is expected to result in a reduction in Total Annual Fund Operating Expenses as compared to the Acquired Fund’s current Total Annual Fund Operating Expenses.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses on the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.18%; Class C, 1.93%; Class I, 0.83%; Class R3, 1.43%; and Class R6, 0.74%. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.
Please see “Comparison of Fees and Expenses” in the Proxy Statement/Prospectus for more information.
Shareholders of another fund, the Voya Global Real Estate Fund, are also being asked to consider and vote upon the reorganization of the Voya Global Real Estate Fund with and into the Acquiring Fund (“Global Real Estate Reorganization”) on or about the same date the Reorganization would take place. The Reorganization is not contingent on approval of the Global Real Estate Reorganization by the shareholders of the Voya Global Real Estate Fund. However, the Global Real Estate Reorganization would only take place if shareholders of the Acquired Fund approve the Reorganization. That means that both the Acquired Fund and the Voya Global Real Estate Fund may reorganize with and into the Acquiring Fund. Accordingly, the fee and expense information shown below reflects the pro forma fee and expense information of the Acquiring Fund after giving effect to the Reorganization by itself as well as combined with the Global Real Estate Reorganization.
Q. Do both Funds operate in accordance with exemptive relief regarding “manager of managers” arrangements?
A. Yes, the Acquired Fund (and Voya Investments) and the Acquiring Fund (and New York Life Investments) have obtained similar exemptive orders from the SEC permitting the investment manager, on behalf of the corresponding Fund and subject to the approval of the applicable Board of Trustees, to hire and to modify any existing or future subadvisory agreements with subadvisors, subject to certain conditions. Please refer to the enclosed Proxy Statement/Prospectus for more information regarding the Acquiring Fund’s operation in such arrangement.
Q. Who will bear the expenses of the Reorganization and related costs?
A. The expenses of the Reorganization will be paid by CBRE Clarion, New York Life Investments and Voya Investments (or their respective affiliates). The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be approximately $273,900. Neither the Acquiring Fund nor the Acquired Fund will bear any of the costs of the Reorganization.

Q. Will the Reorganization create a taxable event?
A. It is anticipated that the Reorganization will qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, the Acquired Fund, the Acquiring Fund and their respective shareholders are not expected to recognize any gain or loss for federal income tax purposes as a result of the Reorganization.
However, any securities transactions conducted in advance of the Reorganization may generate capital gains for the Acquired Fund based on market prices of the securities sold. It is not anticipated that the Acquired Fund will undergo any material portfolio turnover specifically in preparation for, or in anticipation of, the Reorganization. You should seek the advice of a tax advisor to determine how this distribution will impact your individual tax situation.
Q. Has the Board of Trustees of Voya Equity Trust approved the Reorganization Agreement?
A. Yes. After careful consideration, the Board of Trustees of Voya Equity Trust unanimously approved the Reorganization Agreement and recommends that you vote “FOR” Proposal 1 (i.e., the Reorganization Agreement).
The Board of Trustees of MainStay Funds Trust also approved the Reorganization Agreement.
Q. What happens if shareholders do not approve the Reorganization?
A. If shareholders do not approve the Reorganization, the Acquired Fund will continue to be advised by Voya Investments and subadvised by CBRE Clarion, as described in the Acquired Fund’s prospectus, and the Board of Trustees of Voya Equity Trust will determine what additional action, if any, should be taken.
Q. How do I vote?
A. You may submit your Proxy Ballot in one of four ways:
•
By Internet.   The web address and instructions for voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.

•
By Telephone.   The toll-free number for telephone voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.

•
By Mail.   Mark the enclosed Proxy Ballot, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot.

•
In Person at the Special Meeting.   You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at 1-800-992-0180.

To be certain your vote will be counted, a properly executed Proxy Ballot must be received no later than 5:00 p.m., local time, on February 5, 2020.
Should shareholders require additional information regarding the Special Meeting, they may contact the Proxy Solicitor toll-free at 1-866-963-5820. (See “Voting Information” for more information on the Proxy Solicitor)
Q. When and where will the Special Meeting be held?
A. The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on February 6, 2020, at 1:00 p.m., local time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll free at 1-800-262-3862.

PROPOSAL ONE
To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Acquired Fund to the Acquiring Fund in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund.
COMPARISON OF THE ACQUIRED FUND AND THE ACQUIRING FUND
Comparison of Investment Objectives and Principal Investment Strategies
The investment objective of each Fund is non-fundamental and may be changed without shareholder approval. The Acquired Fund will provide 60 days’ prior written notice of any change in its investment objective.
The Funds have substantially similar investment objectives, although there are differences, as shown below.
Acquired Fund	Acquiring Fund
The Fund seeks total return consisting of long-term capital appreciation and current income.	The Fund seeks total return.
The Funds have substantially similar principal investment strategies, which are set forth below. The materal difference between the Funds’ principal investment strategies is that the Acquiring Fund is not a “diversified company” for the purposes of the 1940 Act and, thus, may invest a greater percentage of its assets in fewer issuers as compared to the Acquired Fund. Also, the Acquiring Fund does not employ securities lending as part of its principal investment strategy. However, this does not reflect a material difference in the manner in which each Fund is, or will be, managed, as applicable.
The principal investment strategies of each Fund are as follows:
Acquired Fund	Acquiring Fund

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITs”) and real estate companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The sub-adviser (“Sub-Adviser”) defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, leasing, developing, managing, brokering and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. Companies principally engaged in the real estate industry may include REITs, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings.
The Sub-Adviser may invest in companies with any market capitalization. However, the Sub-Adviser will generally not invest in companies with a market capitalization of less than $100 million at the time of purchase. The Fund may also invest in convertible securities, initial public offerings, and Rule 144A securities.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITs”) and other real estate companies. The Fund’s Subadvisor, CBRE Clarion Securities LLC, defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, leasing, developing, managing, brokering and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. Companies principally engaged in the real estate industry may include REITs, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings. The Fund is non-diversified, which means it may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Under normal market conditions, the Fund will invest more than 25% of its total assets (concentrate its investments) in securities issued by companies principally engaged in the real estate industry.

Acquired Fund	Acquiring Fund

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to conduct fundamental company analysis, which provides a framework for security selection. This approach incorporates several quantitative and qualitative factors that aid in evaluating performance characteristics of individual securities independently and relative to each other. The Sub-Adviser will also typically employ third-party portfolio optimization tools to help in its evaluation of the Fund’s current portfolio and its identification of potential investments for the Fund. The Sub-Adviser’s investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including real estate investment trusts, which is a narrow segment of the overall U.S. stock market.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.

The Subadvisor may invest in companies with any market capitalization. However, the Subadvisor will generally not invest in companies with a market capitalization of less than $100 million at the time of purchase. The Fund may also invest in convertible securities, initial public offerings, and Rule 144A securities.
The Fund may invest in other investment companies, including exchange-traded funds.
Investment Process: The Subadvisor focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Subadvisor uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Subadvisor uses proprietary analytical techniques to conduct fundamental company analysis, which provides a framework for security selection. This approach incorporates several quantitative and qualitative factors that aid in evaluating performance characteristics of individual securities independently and relative to each other. The Subadvisor will also typically employ portfolio optimization tools to help in its evaluation of the Fund’s current portfolio and its identification of potential investments for the Fund. The Subadvisor’s investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including real estate investment trusts, which is a narrow segment of the overall U.S. stock market.
The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Comparison of Fees and Expenses
Fees and Expenses of the Funds
Below is a comparison of the fees and expenses of the Funds before and after the Reorganization. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed. The pro forma information is as of June 30, 2019.
It is important to note that following the Reorganization, shareholders of the Acquired Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds.

The Acquired Fund offers Class A, Class C, Class I, Class O, Class R, Class R6 and Class W shares. Class O shares of the Acquired Fund will be converted to Class A shares of the Acquired Fund in advance of the closing of the Reorganization.
If shareholders approve the Reorganization, shareholders of the Acquired Fund would receive shares of the Acquiring Fund as set forth in the table below:
Acquired Fund Shares	Acquiring Fund Shares
Class A	Class A
Class C	Class C
Class I	Class I
Class O	Class A
Class W	Class I
Class R	Class R3
Class R6	Class R6
	Voya Real Estate Fund Class A	Voya Real Estate Fund Class O	MainStay CBRE Real Estate Fund Pro Forma Combined Class A
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.80%	0.80%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses(2)	0.26%	0.26%	0.30%
Total Annual Fund Operating Expenses	1.31%	1.31%	1.30%
Waivers / Expenses(3)(4)(5)	(0.11)%	(0.11)%	(0.12)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements(3)(4)(5)	1.20%	1.20%	1.18%
	Voya Real Estate Fund Class C	MainStay CBRE Real Estate Fund Pro Forma Combined Class C
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.80%	0.75%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%

	Voya Real Estate Fund Class C	MainStay CBRE Real Estate Fund Pro Forma Combined Class C
Other Expenses(2)	0.26%	0.24%
Total Annual Fund Operating Expenses	2.06%	1.99%
Waivers / Expenses(3)(4)(5)	(0.11)%	(0.06)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements(3)(4)(5)	1.95%	1.93%
	Voya Real Estate Fund Class I	Voya Real Estate Fund Class W	MainStay CBRE Real Estate Fund Pro Forma Combined Class I
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.80%	0.80%	0.75%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses(2)	0.17%	0.26%	0.30%
Total Annual Fund Operating Expenses	0.97%	1.06%	1.05%
Waivers / Expenses(3)(4)(5)	(0.12)%	(0.11)%	(0.22)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements(3)(4)(5)	0.85%	0.95%	0.83%
	Voya Real Estate Fund Class R	MainStay CBRE Real Estate Fund Pro Forma Combined Class R3
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.80%	0.75%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.26%	0.40%
Total Annual Fund Operating Expenses	1.56%	1.65%
Waivers / Expenses(3)(4)(5)	(0.11)%	(0.22)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements(3)(4)(5)	1.45%	1.43%

	Voya Real Estate Fund Class R6	MainStay CBRE Real Estate Fund Pro Forma Combined Class R6
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.80%	0.75%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses(2)	0.09%	0.08%
Total Annual Fund Operating Expenses	0.89%	0.83%
Waivers / Expenses(3)(4)(5)	(0.13)%	(0.09)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements(3)(4)(5)	0.76%	0.74%

(1)
No initial sales charge applies on investments of  $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

(2)
With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

(3)
Voya Investments and CBRE Clarion are contractually obligated to limit expenses to 1.30%, 2.05%, 0.95%, 1.30%, 1.55%, 0.86%, and 1.05% for Class A, Class C, Class I, Class O, Class R, Class R6, and Class W shares, respectively, through October 1, 2021. This limitation is subject to possible recoupment by Voya Investments within 36 months of the waiver or reimbursement. In addition, Voya Investments is contractually obligated to further limit expenses to 1.20%, 1.95%, 0.85%, 1.20%, 1.45%, 0.76%, and 0.95% for Class A, Class C, Class I, Class O, Class R, Class R6, and Class W shares, respectively, through October 1, 2021. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Acquired Fund’s board.

(4)
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses with respect to the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.18%; Class C, 1.93%; Class I, 0.83%; Class R3, 1.43%; and Class R6, 0.74%. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

(5)
With respect to the Acquired Fund, Expenses have been restated to reflect current contractual rates.

Shareholders of another fund, the Voya Global Real Estate Fund, are also being asked to consider and vote upon the reorganization of the Voya Global Real Estate Fund with and into the Acquiring Fund on or about the same date the Reorganization would take place. The Reorganization is not contingent on approval of the Global Real Estate Reorganization by the shareholders of the Voya Global Real Estate Fund. However, the Global Real Estate Reorganization would only take place if shareholders of the Acquired Fund approve the Reorganization. That means that both the Acquired Fund and the Voya Global Real

Estate Fund may reorganize with and into the Acquiring Fund. Accordingly, the fee and expense information shown below reflects the pro forma fee and expense information of the Acquiring Fund after giving effect to both the Reorganization and the Global Real Estate Reorganization.
	Voya Global Real Estate Fund Class A	Voya Global Real Estate Fund Class O	Voya Real Estate Fund Class A	Voya Real Estate Fund Class O	MainStay CBRE Real Estate Fund Pro Forma Combined Class A
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	5.75%	None	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%	0.85%	0.80%	0.80%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses(2)	0.40%	0.40%	0.26%	0.26%	0.28%
Total Annual Fund Operating Expenses	1.50%	1.50%	1.31%	1.31%	1.28%
Waivers / Expenses(3)(4)(5)	(0.24)%	(0.24)%	(0.11)%	(0.11)%	(0.10)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements(3)(4)(5)	1.26%	1.26%	1.20%	1.20%	1.18%
	Voya Global Real Estate Fund Class C	Voya Real Estate Fund Class C	MainStay CBRE Real Estate Fund Pro Forma Combined Class C
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%	0.80%	0.75%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses(2)	0.40%	0.26%	0.24%
Total Annual Fund Operating Expenses	2.25%	2.06%	1.99%
Waivers / Expenses(3)(4)(5)	(0.24)%	(0.11)%	(0.06)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements(3)(4)(5)	2.01%	1.95%	1.93%

	Voya Global Real Estate Fund Class I	Voya Global Real Estate Fund Class W	Voya Real Estate Fund Class I	Voya Real Estate Fund Class W	MainStay CBRE Real Estate Fund Pro Forma Combined Class I
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%	0.85%	0.80%	0.80%	0.75%
Distribution and/or Service (12b-1) Fees	None	None	None	None	None
Other Expenses(2)	0.38%	0.40%	0.17%	0.26%	0.28%
Total Annual Fund Operating Expenses	1.23%	1.25%	0.97%	1.06%	1.03%
Waivers / Expenses(3)(4)(5)	(0.22)%	(0.24)%	(0.12)%	(0.11)%	(0.20)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements(3)(4)(5)	1.01%	1.01%	0.85%	0.95%	0.83%
	Voya Global Real Estate Fund Class R	Voya Real Estate Fund Class R	MainStay CBRE Real Estate Fund Pro Forma Combined Class R3
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%	0.80%	0.75%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses(2)	0.40%	0.26%	0.38%
Total Annual Fund Operating Expenses	1.75%	1.56%	1.63%
Waivers / Expenses(3)(4)(5)	(0.24)%	(0.11)%	(0.20)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements(3)(4)(5)	1.51%	1.45%	1.43%

	Voya Global Real Estate Fund Class R6	Voya Real Estate Fund Class R6	MainStay CBRE Real Estate Fund Pro Forma Combined Class R6
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%	0.80%	0.75%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses(2)	0.17%	0.09%	0.04%
Total Annual Fund Operating Expenses	1.02%	0.89%	0.79%
Waivers / Expenses(3)(4)(5)	(0.06)%	(0.13)%	(0.05)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements(3)(4)(5)	0.96%	0.76%	0.74%

(1)
No initial sales charge applies on investments of  $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

(2)
With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

(3)
Voya Investments and CBRE Clarion are contractually obligated to limit expenses to 1.30%, 2.05%, 0.95%, 1.30%, 1.55%, 0.86%, and 1.05% for Class A, Class C, Class I, Class O, Class R, Class R6, and Class W shares, respectively, through October 1, 2021. This limitation is subject to possible recoupment by Voya Investments within 36 months of the waiver or reimbursement. In addition, Voya Investments is contractually obligated to further limit expenses to 1.20%, 1.95%, 0.85%, 1.20%, 1.45%, 0.76%, and 0.95% for Class A, Class C, Class I, Class O, Class R, Class R6, and Class W shares, respectively, through October 1, 2021. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Acquired Fund’s board.

For Voya Global Real Estate Fund, Voya Investments is contractually obligated to limit expenses to 1.30%, 2.05%, 1.05%, 1.30%, 1.55%, 1.00%, and 1.05% for Class A, Class C, Class I, Class O, Class R, Class R6, and Class W shares, respectively, through March 1, 2021. This limitation is subject to possible recoupment by Voya Investments within 36 months of the waiver or reimbursement. In addition, Voya Investments is contractually obligated to further limit expenses to 1.26%, 2.01%, 1.01%, 1.26%, 1.51%, 0.96%, and 1.01% for Class A, Class C, Class I, Class O, Class R, Class R6, and Class W shares, respectively, through March 1, 2021. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Voya Global Real Estate Fund’s board.
(4)
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses with respect to the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.18%; Class C, 1.93%; Class I, 0.83%; Class R3, 1.43%; and Class R6, 0.74%. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(5)
With respect to the Acquired Fund and Voya Global Real Estate Fund, expenses have been restated to reflect contractual rates.

Example
The Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem or hold all of your shares, as indicated below, at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same. The example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:
Voya Real Estate Fund
		Class C
Expenses After	Class A	Assuming no redemption	Assuming redemption at end of period	Class I	Class O	Class R	Class R6	Class W
1 Year	$690	$198	$298	$87	$122	$148	$78	$97
3 Years	$956	$635	$635	$297	$404	$482	$271	$326
5 Years	$1,242	$1,098	$1,098	$525	$708	$840	$480	$574
10 Years	$2,054	$2,381	$2,381	$1,179	$1,569	$1,847	$1,084	$1,284
MainStay CBRE Real Estate Fund Pro Forma Combined
		Class C
Expenses After	Class A	Assuming no redemption	Assuming redemption at end of period	Class I	Class R3	Class R6
1 Year	$664	$196	$296	$85	$146	$76
3 Years	$916	$613	$613	$289	$476	$246
5 Years	$1,201	$1,061	$1,061	$536	$854	$442
10 Years	$2,011	$2,307	$2,307	$1,242	$1,917	$1,008
The expense example below reflects the pro forma fee and expense information of the Acquiring Fund after giving effect to both of the Reorganization and the Global Real Estate Reorganization.
MainStay CBRE Real Estate Fund Pro Forma Combined (both reorganizations)
		Class C
Expenses After	Class A	Assuming no redemption	Assuming redemption at end of period	Class I	Class R3	Class R6
1 Year	$664	$196	$296	$85	$146	$76
3 Years	$914	$613	$613	$287	$474	$242
5 Years	$1,195	$1,061	$1,061	$529	$848	$429
10 Years	$1,993	$2,307	$2,307	$1,222	$1,898	$968

Comparison of Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended May 31, 2019, the Acquired Fund’s portfolio turnover rate was 82% of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.
Comparison of Purchase, Exchange and Selling Shares
The procedures for purchasing, exchanging and selling shares of the Acquired Fund and the Acquiring Fund are similar. Shareholders of the Funds are not subject to a redemption fee. For more information on the Acquiring Fund’s policies pertaining to purchasing, exchanging and selling shares of the Acquiring Fund, please see Appendix C.
Dividends and Other Distributions
The Acquired Fund declares and distributes dividends consisting of ordinary income, if any, quarterly. The Acquired Fund distributes capital gains, if any, annually.
The Acquiring Fund declares dividends from net investment income and pays dividends at least annually. The Acquiring Fund will distribute any net capital gains realized by the Acquiring Fund at least annually.
Principal Risks
The principal risks associated with an investment in the Acquired Fund are substantially similar to the principal risks associated with an investment in the Acquiring Fund other than as explained below. Although the principal risks are substantially similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy because the Voya funds and MainStay funds have historically taken somewhat different approaches to identifying and describing the principal risks of the Funds. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B. One notable difference in the principal risks of the Funds is that the Acquiring Fund is subject to non-diversification risk. This means that the Acquiring Fund is more susceptible to the risk that one single event or occurrence can have a significant impact on the Acquiring Fund.
You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by CBRE Clarion may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.
Market Risk:   The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares.
Portfolio Management Risk:   The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during periods in which the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. Investments selected using quantitative methods or based on models that analyze information and data may perform differently from the market as a whole. The quantitative model used by the Subadvisor, and the investments selected based on the model, may not perform as expected. The quantitative model may contain certain assumptions in construction and implementation that may adversely affect the Fund’s performance. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative model, including the model’s underlying metrics and data.
Real Estate Investment Trust Risk:   Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.
Real Estate Companies Risk:   The Fund’s investments in the real estate sector have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. These risks include, among others, declines in the value of real estate, changes in local and general economic conditions, supply and demand, interest rates, changes in zoning laws, overbuilding, extended vacancies of properties, regulatory limitations on rents, losses due to environmental liabilities, property taxes and operating expenses. The Fund’s investments in real estate companies is particularly sensitive to economic downturns.
Equity Securities Risk:   Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers’ ability to anticipate such changes that can adversely affect the value of the Fund’s holdings.
Preferred Stock Risk:   Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. However, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. As a result, preferred stocks may not pay dividends and the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. In addition, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock.
Convertible Securities Risk:   Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.
Initial Public Offering Risk:   Initial public offering share prices are frequently volatile due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. Investments in initial public offering shares may significantly impact Fund performance.
Investments in Other Investment Companies Risk:   The Fund’s investment in another investment company may subject the Fund indirectly to the risks of that investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.
Private Placement and Restricted Securities Risk:   The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Market Capitalization Risk:   To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.
Small-Cap and Mid-Cap Stock Risk:   The general risks associated with equity securities and liquidity risk are particularly pronounced for stocks of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Stocks of small-capitalization and mid-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Generally, the smaller the company, the greater these risks become.
Liquidity and Valuation Risk:   Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security’s sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.
The Fund is subject to the risk that it could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Exchange-Traded Fund (“ETF”) Risk:   The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF could result in it being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.
Concentration Risk:   Because the Fund concentrates its investments in securities issued by companies principally engaged in the real estate industry, the Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund is particularly susceptible to financial, economic, political, or market events, as well as government regulation, impacting the real estate industry, such as declines in the value of real estate, supply of and demand for real estate, construction and development costs, interest rates, general economic downturns and factors that affect the real estate market generally. The Fund is subject to the risk that: (1) its performance will be closely tied to the performance of the real estate industry; (2) its performance will be adversely impacted when the real estate industry experiences a downturn; and (3) it will perform poorly during a slump in demand for securities of companies principally engaged in the real estate industry.

Growth Stock Risk:   If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.
Non-Diversification Risk:   The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. A non-diversified fund may have a significant portion of its investments in a smaller number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
Fundamental Investment Restrictions
In addition to the investment objective and principal investment strategies set forth above, each Fund has adopted certain fundamental investment restrictions. The fundamental investment restrictions of each Fund, set forth below, are similar other than with respect to their “diversified” classification for purposes of the 1940 Act. Fundamental investment restrictions may only be changed by a vote of a Fund’s shareholders.
Acquired Fund	Acquiring Fund
The Fund may not:	The Fund:

With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result: (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;
Is a “non-diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

Purchase or sell real estate, except that the Fund may purchase securities issued by companies primarily engaged in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities of companies principally engaged in the real estate business;

May purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
May not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in Clause (ii)). The above notwithstanding, under normal market conditions, the MainStay CBRE Real Estate Fund will invest more than 25% of value of its total assets at the time of purchase in the securities of companies principally engaged in the real estate industry.

Acquired Fund	Acquiring Fund

Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (a) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (b) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts;

May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

Make loans if as a result, more than 33 and 1∕3% of its total assets would be lent to other parties, except that the Fund may: (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) lend its securities;
May make loans to the extent permitted by the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security;
May act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended (“1933 Act”), to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

Issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund may borrow from any bank, provided that immediately after such borrowing, there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of the Fund’s total assets, all borrowings shall be repaid before the Fund makes additional investments. The term “senior security” shall not include any temporary borrowings that do not exceed 5% of the value of the Fund’s total assets at the time the Fund makes such temporary borrowing. In addition, the investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets will not be considered borrowing or senior securities. This investment limitation shall not preclude the Fund from issuing multiple classes of shares in reliance on SEC rules or orders;

May issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
May borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

Acquire more than 10% of the voting securities of any one issuer;	No stated fundamental investment restriction.
Make short sales of securities, maintain a short position, or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions;	No stated fundamental investment restriction.
Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder;	No stated fundamental investment restriction.
Invest in companies for the purpose of exercising control.	No stated fundamental investment restriction.

With the exception of the restriction related to diversification, we do not believe that any differences in the description of the Funds’ fundamental investment restrictions will result in any material difference is the way the Funds are managed.
The Board has adopted the following non-fundamental investment restrictions with respect to the Acquired Fund, which may be changed by a vote of the Board and without shareholder vote. The Acquiring Fund does not have any non-fundamental investment restrictions.
•
The Acquired Fund may:

•
invest a maximum of 10% of its assets in securities issued by supranational agencies;

•
invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Acquired Fund has valued the securities, excluding restricted securities that have been determined by the Trustees of the Acquired Fund (or the persons designated by them to make such determinations) to be readily marketable;

•
lend portfolio securities up to 33 1∕3% of its assets; and

•
limit its commitments to purchase when-issued and delayed delivery securities to less than 10% of its net assets.

•
The Acquired Fund may not:

•
invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Acquired Fund’s net assets, including repurchase agreements maturing in more than seven days. The repurchase agreements entered into by the Acquired Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated on the agreement. It is the current policy of Voya Real Estate Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Acquired Fund, amounts to more than 15% of the Acquired Fund’s net assets;

•
invest in shares of other investment companies with respect to 5% or more of its assets;

•
(a) borrow money except from banks for temporary or emergency purposes; (b) borrow money in excess of 10% of the value of its assets (excluding the amount borrowed), measured at the time of borrowing; or (c) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount not in excess of 15% of the value of its assets (excluding the amount borrowed) at the time of such borrowing. The Acquired Fund will not borrow for the purpose of leveraging its investment portfolio. The Acquired Fund may not purchase additional securities while its outstanding borrowings exceed 5% of its assets; or

•
make short sales of securities, maintain a short position or purchase securities on margin, except that the Acquired Fund may obtain short-term credits as necessary for the clearance of security transactions.

Material Differences in the Rights of Fund Shareholders
MainStay Funds Trust is a Delaware statutory trust. Voya Equity Trust is a Massachusetts business trust. They are each governed by their own Declaration of Trust and By-laws. Copies of these documents are available to shareholders without charge upon written request to the applicable Fund.
The below table summarizes a number of provisions of the Declaration of Trust and By-Laws of the Acquired Fund and the Acquiring Fund, which are in each case subject to any other applicable provision of the governing instruments of the relevant Fund and applicable law. Although the governing instruments have certain similar provisions and Delaware and Massachusetts law may be similar in certain respects, there are differences that might impact how each Fund is governed. Under Delaware law, shareholders of a statutory trust are not subject to personal liability for the obligations of the trust.

Further information about each Fund’s governance structure is contained in the Fund’s Statement of Additional Information and its governing documents, which are on file with the SEC.
	Acquired Fund	Acquiring Fund
Voting Rights
The shareholders have power to vote only: (a) for the election of Trustees; (b) for the removal of Trustees; (c) with respect to any investment advisory or management contract; (d) with respect to termination of Voya Equity Trust; (e) with respect to any amendment of the Voya Equity Trust’s Declaration of Trust that materially adversely affect the rights of shareholders; (f) with respect to any merger, consolidation or sale of assets; (g) with respect to incorporation of Voya Equity Trust or any series; (h) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of Voya Equity Trust or any series or class thereof or the shareholders (provided, however, that a shareholder of a particular series or class shall not be entitled to a derivative or class action on behalf of any other series or class (or shareholder of any other series or class) of Voya Equity Trust); (i) with respect to any plan adopted pursuant to Rule 12b-1 (or any successor rule) under the 1940 Act; and (j) with respect to such additional matters relating to Voya Equity Trust as may be required by Declaration of Trust the By-Laws or any registration of Voya Equity Trust as an investment company under the 1940 Act with the SEC (or any successor agency), or as the Trustees may consider necessary or desirable.

Shareholders have the power to vote only with respect to: (a) the election or removal of Trustees; (b) such additional matters relating to MainStay Funds Trust as may be required by applicable law, the Declaration of Trust, the By-laws or any registration statement of MainStay Funds Trust filed with the SEC (or any successor agency); and (c) any amendment to the MainStay Funds Trust Declaration of Trust that would affect their right to vote, or as the Trustees may consider necessary or desirable.

	Acquired Fund	Acquiring Fund
Shareholder Quorum	The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.
Except when a larger quorum is required by applicable law, by the By-Laws or by the Declaration of Trust, thirty-three and one-third percent (33 1∕3%) of the shares entitled to vote shall constitute a quorum at a shareholders’ meeting. When any one or more series (or classes) is to vote separately from any other shares, thirty-three and one-third percent (33 1∕3%) of the shares of each such series (or class) entitled to vote shall constitute a quorum at a shareholders’ meeting of that series (or class).

Election of Trustees	A plurality of the shares of Voya Equity Trust voted in person or by proxy at a meeting of shareholders shall elect a Trustee.	A plurality of the shares voted shall elect a Trustee.
Removal of Trustees	Any Trustee may be removed at any meeting of shareholders by vote of two-thirds (2∕3) of the outstanding shares of Voya Equity Trust.	Any Trustee may be removed with or without cause at any meeting of shareholders by a vote of two-thirds (2∕3) of the outstanding shares of the MainStay Funds Trust.
Approval of a Consolidation or Merger
Voya Equity Trust or any series thereof may merge or consolidate with any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of the trust property or the property of any series, including its goodwill, upon such terms and conditions and for such consideration when and as authorized at any meeting of shareholders of Voya Equity Trust or series called for the purpose by the affirmative vote of the holders of a majority of the shares of Voya Equity Trust or series voted in person or by proxy at such meeting.

The Trustees may, without shareholder approval, unless such approval is required by applicable law, cause the MainStay Funds Trust to merge or consolidate with or into one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, associations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act and that is formed, organized or existing under the laws of the United States or of a state, commonwealth, possession or territory of the United States, unless otherwise permitted under the 1940 Act. Additionally, the Trustees may, without shareholder approval, unless such approval is required by applicable law, cause any one or more series (or classes) of MainStay Funds Trust to merge or consolidate with or into any one or more other series (or classes) of Mainstay Funds Trust, one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, or associations.

	Acquired Fund	Acquiring Fund
Termination of a Trust or Fund
Voya Equity Trust or any series of Voya Equity Trust may be terminated by an instrument in writing signed by a majority of the Trustees or by the affirmative vote of the holders of a majority of the shares of Voya Equity Trust or series outstanding and entitled to vote, at any meeting of shareholders.

MainStay Funds Trust may be terminated at any time by vote of a majority of the shares of each series entitled to vote, voting separately by series, or by the Trustees by written notice to the shareholders. Any series or class thereof may be terminated at any time by vote of a majority of the shares of such series or class entitled to vote or by the Trustees by written notice to the shareholders of such series or class.

INFORMATION ABOUT THE REORGANIZATION
The following is a summary of the material terms of the Reorganization Agreement, a copy of which is attached as Appendix A and is incorporated herein by reference.
Terms of the Reorganization Agreement
Under the Reorganization Agreement, the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund, and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of the Acquiring Fund shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Shares of the Acquiring Fund issued to the Acquired Fund will have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Acquired Fund’s shares outstanding as set forth in the Acquired Fund’s prospectus (normally the close of regular trading on the New York Stock Exchange) on the Closing Date (as defined in Appendix A) of the Reorganization as determined using valuation procedures adopted by the Board of Trustees of MainStay Funds Trust.
The distribution of Acquiring Fund shares to Acquired Fund shareholders will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of Acquired Fund shareholders and transferring to those shareholder accounts shares of the Acquiring Fund. The aggregate NAV of the Acquiring Fund shares to be credited to the shareholders of the Acquired Fund will be equal to the aggregate NAV of the then outstanding shares of the Acquired Fund owned by Acquired Fund shareholders.
No sales charge or fee of any kind will be assessed to Acquired Fund shareholders in connection with their receipt of shares of the Acquiring Fund in the Reorganization.
In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, it is expected that the Acquired Fund will distribute on or before the Closing Date all of its undistributed investment company taxable income and net realized capital gain, if any, as of such date.
The Acquired Fund expects to distribute the shares of the Acquiring Fund to the shareholders of the Acquired Fund at the Closing (as defined in Appendix A) or as soon thereafter as is reasonably practicable in complete liquidation of the Acquired Fund.
Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.
The Reorganization Agreement may be terminated by resolution of the Board or the Board of Trustees of MainStay Funds Trust if circumstances develop that, in the opinion of such Board of Trustees, make proceeding with the Reorganization Agreement inadvisable.
Expenses of the Reorganization
The expenses of the Reorganization will be paid by CBRE Clarion, New York Life Investments and Voya Investments (or their respective affiliates). The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be approximately $273,900 and do not include any transition costs which may be incurred. See “Portfolio Transitioning” below. Neither the Acquiring Fund nor the Acquired Fund will bear any of the costs of the Reorganization, including any portfolio transitioning costs.
Portfolio Transitioning
As discussed above, the Funds have substantially similar principal investment strategies. As a result, CBRE Clarion does not anticipate that it will need to sell a significant portion of the Acquired Fund’s holdings if the Reorganization is approved by shareholders. If any of the Acquired Fund’s holdings are sold prior to the Closing Date, the proceeds of such sales are expected to be invested in securities that CBRE Clarion wishes for the Acquiring Fund to hold and in temporary investments, which will be delivered to the Acquiring Fund. Any such portfolio transitioning may generate capital gains. Any net capital gains realized in excess of capital loss carryforwards, to the extent available, would be distributed to shareholders of the Acquired Fund in advance of the Reorganization. Such distributions would be taxable to shareholders unless shares are held through a tax-advantaged arrangement.
Asset Purchase Agreement among New York Life Investments, CBRE Clarion and Voya Investments
In connection with the Reorganization, Voya Investments, New York Life Investments and CBRE Clarion have entered into an Asset Purchase Agreement pursuant to which New York Life Investments and CBRE Clarion have agreed to compensate Voya Investments in connection with the Reorganization. Section 15(f) of the 1940 Act provides a “safe harbor” by which an investment adviser to a fund may receive “any amount or benefit” in connection with certain transactions that cause the assignment of the adviser’s contract with the fund, provided certain condition are met.
While New York Life Investments, CBRE Clarion and Voya Investments do not believe Section 15(f) of the 1940 Act strictly applies to the Reorganization, each has determined to comply with Section 15(f) of the 1940 and to qualify for the “safe harbor” provided by Section 15(f), and consequently:
•
for a period of three years after the Closing Date, at least 75% of the Trustees of the MainStay Funds Trust (or any successor) will not be “interested persons” (as defined in the 1940 Act) of Voya Investments and New York Life Investments; and

•
for a period of two years after the Closing Date, no “unfair burden” will be imposed on the Acquiring Fund as a result of the Reorganization or any express or implied terms, conditions, or understandings applicable thereto.

Strategic Partnership Agreement between New York Life Investments and CBRE Clarion
New York Life Investments and CBRE Clarion have entered into a Strategic Partnership Agreement pursuant to which CBRE Clarion and New York Life Investments contemplate an ongoing relationship between the parties wherein, among other things: (i) New York Life Investments agrees to recommend to the Board of Trustees of the Acquiring Fund that CBRE Clarion continue to serve as subadvisor for certain MainStay Funds, including the Acquiring Fund, for the three years following the initial term of the subadvisory agreement with New York Life Investments, subject to approval of the Board of Trustees of the Acquiring Fund and other conditions, insofar as such recommendation is consistent with New York Life Investments’ fiduciary duties; (ii) CBRE Clarion agrees not to provide advisory or subadvisory services to certain competing funds; (iii) New York Life Investments has a right of first refusal to offer certain new CBRE Clarion products; and (iv) CBRE Clarion and New York Life Investments enter into a distribution relationship with respect to certain CBRE Clarion products.
Board Considerations
At a meeting on September 12, 2019, and during multiple preliminary discussions prior to that date, the Board considered a proposal by Voya Investments, New York Life Investments, and CBRE Clarion to approve the Reorganization Agreement pursuant to which the Acquired Fund would reorganize into a newly created series of the MainStay Fund family, the Acquiring Fund, which is advised by New York Life Investments and sub-advised by CBRE Clarion.
In connection with its consideration of whether to approve the Reorganization Agreement, the Board and/or its Independent Trustees were provided with, among other information, the following: (1) presentations by Voya Investments, New York Life Investments and CBRE Clarion regarding the proposed Reorganization; (2) the draft Reorganization Agreement; (3) responses from Voya Investments and New York Life Investments to information request letters prepared by counsel to the Independent Trustees on their behalf regarding the proposed Reorganization; (4) representations by the Chief Compliance Officer of the Acquired Fund regarding the compliance program and resources of the MainStay Fund family and New York Life Investments; and (5) a memorandum prepared by counsel to the Independent Trustees regarding certain legal considerations applicable to the proposed Reorganization. In addition, at the September 12, 2019 meeting, the Board received a presentation from Voya Investments regarding the potential alternatives to the proposed Reorganization and the basis on which Voya Investments recommended that the Board approve the Reorganization Agreement. Representatives of Voya Investments and CBRE Clarion also responded to questions from the Trustees at such meeting.
In determining whether to approve the Reorganization Agreement, the Board considered the information described above and Voya Investments’ recommendation that the Board approve the Reorganization Agreement. Below is a brief summary of certain factors considered by the Board.
The Board considered the terms and conditions of the Reorganization Agreement, and, in particular, the following: (1) that the shares of the Acquired Fund that shareholders currently own would, in effect, be exchanged on a tax-free basis for shares of the Acquiring Fund with the same aggregate NAV; (2) the requirement that the transfer of the assets of the Acquired Fund be in exchange for shares of the Acquiring Fund; and (3) the Acquiring Fund’s assumption of all known and unknown liabilities of the Acquired Fund. The Board took note of the fact that no sales charges would be imposed on shareholders in connection with the Reorganization.
The Board also requested and considered an analysis by New York Life Investments regarding the similarities and differences in the form of organization, governing documents and shareholder rights between the Acquired Fund and the Acquiring Fund, focusing on those differences identified as notable. In addition, the Board considered New York Life Investments’ representation that the investment objective, principal investment strategies and investment restrictions of the Acquired Fund and the Acquiring Fund were substantially the same.
The Board considered representations from Voya Investments and New York Life Investments that there would be no material differences between the portfolio management services provided by CBRE Clarion to the Acquired Fund and those it would provide to the Acquiring Fund. The Board also considered the qualifications of the Board of Trustees of MainStay Funds Trust and information regarding that Board’s governance practices.
The Board also considered the reputation of and services to be provided to the Acquiring Fund by its service providers, including, in particular, New York Life Investments as the investment adviser to the Acquiring Fund. In this regard, the Board considered Voya Investments and New York Life Investments’ representations regarding the reputation, financial strength, resources, and operational oversight of New York Life Investments and MainStay Fund family, the distribution opportunities that would be available to the Acquiring Fund and the personnel, operations and resources of New York Life Investments. The Board also considered Voya Investments’ representation that although there are certain changes to the service providers, the services to be provided by the Acquiring Fund’s service providers are substantially the same as those the Acquired Fund receives from its service providers, with the exception of certain minor differences with respect to the allocation of administrative expenses and how responsibility for transfer agency services is allocated.
The Board considered Voya Investments’ representations that the direct or indirect costs relating to the Reorganization will be borne by Voya Investments, New York Life Investments, and/or CBRE Clarion. In addition, the Board considered information provided by Voya Investments and New York Life Investments indicating that the Acquiring Fund would have reduced total expense ratios as compared to the Acquired Fund through improvement of operational efficiencies and the achievement of greater economies of scale from the expected reduction of certain fixed costs as a percentage of assets in the Acquiring Fund, as well as a reduction to the Fund’s contractual management fee and, for at least a two-year period, expense limitation agreement and a strong distribution force. The Board also considered that the shareholders of each share class of the Acquired Fund would either become a shareholder of a like share class of the Acquiring Fund with similar attributes or a share class that would have more favorable attributes than its existing share class and both cases would result in lower expenses for shareholders.
The Board considered Voya Investments’ and New York Life Investments’ representations that the Reorganization is not expected to have any direct adverse federal income tax consequences to the Acquired Fund or its shareholders. In this connection, the Board further considered that, as a condition of the Reorganization, the Acquired Fund and the Acquiring Fund would receive an opinion from counsel to MainStay Funds to the effect that the Reorganization is not expected to have any direct adverse federal income tax consequences to Acquired Fund or its shareholders. The Board also considered representations by Voya Investments that the interests of existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization. The Board noted that, pursuant to the Reorganization Agreement, shareholders of the Acquired Fund will receive the same aggregate value for their shares of the Acquiring Fund upon the closing of the Reorganization as the aggregate value of their shares of the Acquired Fund immediately prior to the Reorganization. The Board considered that the completion of the Reorganization is contingent upon the approval of the Reorganization Agreement by the shareholders of the Acquired Fund.
The Board considered representations by the Acquired Fund’s Chief Compliance Officer regarding the compliance program and resources of MainStay Fund family and New York Life Investments. In particular, the Board considered the Chief Compliance Officer’s conclusion that MainStay Fund family and New York Life Investments’ compliance programs appear reasonably designed to prevent violations of the federal securities laws.
The Board considered Voya Investments’ representation that, so long as the Voya Funds continue to renew them, the existing insurance policies of the Acquired Fund will cover any claims related to the Acquired Fund matters occurring prior to the closing of the proposed Reorganization to the same extent as if those claims were brought prior to the closing of the proposed Reorganization.
The Board considered Voya Investments’ representation that the Reorganization would result in Voya Investments no longer needing to support the operation of the Acquired Fund and received an analysis of how the Reorganization would affect the profitability of Voya Investments and its affiliates. The Board considered Voya Investments recommendations and the inherent conflicts of interest with respect to the proposed Reorganization because Voya Investments’ will receive a payment as a result. Accordingly, the Board considered that the Reorganization had been structured to comply with Section 15(f) of and Rule 17a-8 under the 1940 Act.
Based on the foregoing and additional information presented at the Board meeting discussed above, the Board approved the Reorganization Agreement, subject to approval by shareholders of the Acquired Fund, and determined that: (1) the Reorganization is in the best interests of the Acquired Fund; and (2) the Reorganization will not dilute the interests of the shareholders of the Acquired Fund. Different Board members may have given different weight to different individual factors and related conclusions.
Federal Income Tax Consequences
The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Acquired Fund and Acquiring Fund will receive a legal opinion from Dechert LLP substantially to the effect that for federal income tax purposes:
(1)
The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;

(2)
No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(3)
The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

(4)
The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(5)
No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation;

(6)
The shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund as part of the Reorganization;

(7)
The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Acquired Fund exchanged therefor;

(8)
The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period for which it held the shares of the Acquired Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Acquired Fund as capital assets; and

(9)
The Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

The opinion will be based on certain factual certifications made by the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service (“IRS”) could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts.
If, as expected, the Reorganization is tax-free, the Acquiring Fund will “inherit” the tax attributes of the Acquired Fund, including the Acquired Fund’s cost basis in its assets, its unrealized gains and losses and its capital loss carryforwards.
As noted above, shareholders of the Voya Global Real Estate Fund, are also being asked to consider and vote upon the Global Real Estate Reorganization. The Reorganization is not contingent on approval of the Global Real Estate Reorganization by the shareholders of the Voya Global Real Estate Fund. However, the Global Real Estate Reorganization would only take place if shareholders of the Acquired Fund approve the Reorganization. That means that both the Acquired Fund and the Voya Global Real Estate Fund may reorganize with and into the Acquiring Fund. If both the Reorganization and the Global Real Estate Reorganization take place, following such reorganizations, the combined Fund will have tax attributes that reflect a blending of the tax attributes of each combining Fund at the time of the reorganizations, subject to certain rules limiting the ability of the combined Fund to use any prereorganization losses of the combining Funds. Therefore, the shareholders of the Acquired Fund will receive a proportionate share of any unrealized gains in the combined Fund’s assets when such gains are eventually realized and distributed by the combined Fund.
The realized and unrealized gains and losses of each of the combining Funds at the time of the reorganizations will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the reorganizations, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the reorganizations.
The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each of the combining Funds at the time of the reorganizations and thus cannot be calculated precisely at this time.
As of the end of its last fiscal year, the Acquired Fund had no capital loss carryforwards.
This description of the federal income tax consequences of the reorganizations does not take into account shareholders’ particular facts and circumstances. Please consult your own tax advisor about the effect of state, local, foreign and other tax laws.

INFORMATION ABOUT MANAGEMENT OF THE FUNDS
General
Voya Investments LLC
Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Acquired Fund. Voya Investments has overall responsibility for the management of the Acquired Fund. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Acquired Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.
Voya Investments is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of September 30, 2019, Voya Investments managed approximately $86.618 billion in assets.
CBRE Clarion Securities LLC
CBRE Clarion is an SEC-registered investment advisor which specializes in managing portfolios of real asset securities, including listed real estate and infrastructure, for institutional clients. The firm traces its history to Audit Investments, an investment advisor founded in 1969. The present-day firm was founded in 1992 as Campbell-Radnor Advisors, continuing Audit Investments’ advisory business. In 2011, the firm was acquired by CBRE Group, Inc. (“CBRE”), the world’s largest commercial real estate services and investment firm, with 2018 revenues of  $21.3 billion and more than 90,000 employees (excluding affiliate offices). CBRE Clarion is the listed securities investment management arm of CBRE Global Investors, a global real asset investment management business line within CBRE’s Real Estate Investments segment that sponsors investment programs in real estate, infrastructure, and private equity across the risk/reward spectrum. As of September 30, 2019, CBRE Clarion managed approximately $8 billion in discretionary client assets for approximately 60 client accounts. CBRE Clarion’s main office is located at 201 King of Prussia Road; Radnor, Pennsylvania 19087.
CBRE Clarion serves as the subadvisor to the Acquired Fund. Clarion CBRE will serve as subadvisor to the Acquiring Fund.
New York Life Investment Management LLC
New York Life Investments is the investment manager to the Acquiring Fund. New York Life Investments is located at 51 Madison Avenue, New York, New York 10010. New York Life Investments, a Delaware limited liability company, commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of September 30, 2019, New York Life Investments and its affiliates managed approximately $592.1 billion in assets.
In accordance with the stated investment objective, policies and restrictions of the Acquiring Fund and subject to the oversight of the Board of Trustees of MainStay Funds Trust, New York Life Investments provides various advisory services to the Acquiring Fund. New York Life Investments is responsible for, among other things, managing all aspects of the advisory operations of the Acquiring Fund and the composition of the investment portfolio of the Acquiring Fund. New York Life Investments has delegated its portfolio management responsibilities for the Acquiring Fund to CBRE Clarion. New York Life Investments supervises the services provided by CBRE Clarion by performing due diligence, evaluating the performance of CBRE Clarion and periodically reporting to the Board of Trustees of MainStay Funds Trust regarding the results of the New York Life Investments’ evaluation and monitoring functions. New York Life Investments periodically makes recommendations to the Board of Trustees of MainStay Funds Trust regarding the renewal, modification or termination of agreements with the subadvisors.

New York Life Investments is responsible for providing (or procuring) certain administrative services, such as furnishing the Acquiring Fund with office facilities and ordinary clerical, bookkeeping and recordkeeping services. In addition, New York Life Investments is responsible for maintaining certain financial, accounting and other records for the Acquiring Fund and providing various compliance services.
New York Life Investments pays the MainStay Funds Trust’s Chief Compliance Officer’s compensation (a portion of which is reimbursed by the MainStay Group of Funds), the salaries and expenses of all personnel affiliated with the Acquiring Fund, except for the independent members of the Board of Trustees of MainStay Funds Trust, and all operational expenses that are not the responsibility of the MainStay Group of Funds, including the fees paid to CBRE Clarion. Pursuant to a management agreement with the Acquiring Fund, New York Life Investments is entitled to receive fees from the Acquiring Fund, accrued daily and payable monthly.
Management Fees
For the fiscal year ended May 31, 2019, the Acquired Fund paid Voya Investments an aggregate annual management fee of 0.80% for services performed as a percentage of the average daily net assets. The Acquiring Fund will pay management fees at the annual rate of 0.75% of the average daily net assets of the Acquiring Fund. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees.
Portfolio Managers
The portfolio managers of the Acquired Fund will serve as portfolio managers of the Acquiring Fund with two additional portfolio managers, as shown below. The following section provides biographical information about the portfolio managers of the Acquiring Fund.
Acquired Fund	Acquiring Fund
T. Ritson Ferguson	T. Ritson Ferguson
Joseph P. Smith	Joseph P. Smith
Jonathan Miniman
Kenneth Weinberg
T. Ritson Ferguson, CFA — Mr. Ferguson joined CBRE Clarion Securities predecessor firm in 1992. Prior to joining CBRE Clarion, Mr. Ferguson was on the global management committee of ING Real Estate Investment Management. He was also one of the founding principals who formed the predecessor entity to CBRE Clarion Securities. Earlier in his real estate career, Mr. Ferguson worked at K.S. Sweet Associates and Trammell Crow Company. He was also a consultant at Bain & Company and a Captain in the U.S. Air Force. Mr. Ferguson began his real estate career in 1986. He has an M.B.A. from the University of Pennsylvania’s Wharton School of Business and a B.S. from Duke University. He is also a Chartered Financial Analyst® (“CFA®”) charterholder.
Joseph P. Smith, CFA — Mr. Smith joined CBRE Clarion Securities’ predecessor firm in 1997. Prior to that, Mr. Smith worked in various management and analyst positions in the real estate industry including positions at Alex Brown & Sons, PaineWebber and Radnor Advisors. He has over 29 years of real estate investment management experience. Mr. Smith has an M.B.A. from the Wharton School, University of Pennsylvania and a B.S. from Villanova University. He is also a CFA® charterholder.
Jonathan Miniman, CFA — Mr. Miniman joined CBRE Clarion Securities’ in 2002. Prior to that, Mr. Miniman worked at Group One Trading as a trader. Mr. Miniman has over 18 years of financial industry experience. He has a B.S. from Villanova University and he is also a CFA® charterholder.
Kenneth Weinberg, CFA — Mr. Weinberg joined CBRE Clarion Securities in 2004. Prior to that, Mr. Weinberg has worked in various management and analyst positions in the real estate industry including positions with Legg Mason Wood Walker, Inc. and Prudential Real Estate Investors. Mr. Weinberg has over 28 years of real estate investment management experience. Mr. Weinberg has an M.B.A. from the Fuqua School, Duke University and a B.S. from Duke University. He is also a CFA® charterholder.

Past Performance of the Funds
Acquired Fund
The following information is intended to help you understand the risks of investing in the Acquired Fund. The following bar chart shows the changes in the Acquired Fund’s performance from year to year, and the table compares the Acquired Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Acquired Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Acquired Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.
Because Class T shares of the Acquired Fund had not commenced operations as of the calendar year ended December 31, 2018, no performance information for Class T shares is provided below. The Acquired Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A
(as of December 31 of each year)

Best quarter: 3rd 2009, 36.02% and Worst quarter: 1st 2009, -32.41%
The Acquired Fund’s Class A shares’ year-to-date total return as of September 30, 2019: 27.47%
Average Annual Total Returns %
(for the periods ended December 31, 2018)
		1 YR	5 YRS	10 YRS	Since Inception Class R	Inception Date
Class A before taxes	%	-13.57	4.67	10.28	N/A	12/20/02
After tax on distributions	%	-18.84	0.90	7.80	N/A
After tax on distributions with sale	%	-3.97	3.17	7.97	N/A
Class C before taxes	%	-9.65	5.03	10.07	N/A	01/17/03
Class I before taxes	%	-7.94	6.19	11.26	N/A	12/31/96
Class O before taxes	%	-8.21	5.92	10.97	N/A	09/15/04
Class R before taxes	%	-8.58	5.63	N/A	7.43	08/05/11
Class R6 before taxes	%	-7.93	6.24	11.29	N/A	07/03/14
Class W before taxes	%	-8.03	5.84	11.06	N/A	12/17/07
MSCI U.S. REIT® Index(1)	%	-4.57	7.80	12.17	9.39

(1)
The index returns do not reflect deductions for fees, expenses, or taxes.

Acquiring Fund
As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information. The Acquiring Fund will assume the performance history of the Acquired Fund at the closing of the Reorganization.

ADDITIONAL INFORMATION ABOUT THE FUNDS
Information about the Acquiring Fund and Acquired Fund is included in each Fund’s prospectus and statement of additional information. Information about the Acquired Fund is also included in its most recent Annual Report and Semi-Annual Report. Please review this important information carefully.
For more information about the Acquiring Fund, please see Appendix C.
Financial Highlights
The fiscal year end for the Acquired Fund is May 31. Following the Reorganization, the fiscal year end for the Acquiring Fund will become April 30.
The financial highlights of the Acquired Fund contained in Appendix D have been derived from financial statements audited by KPMG LLP.
As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no financial highlights.
Forms of Organization
The Acquiring Fund is a non-diversified series of MainStay Funds Trust, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust. The Acquiring Fund is overseen by a board of trustees consisting of seven members, six of whom are not “interested persons” persons (as defined in the 1940 Act) of MainStay Funds Trust.
The Acquired Fund is a diversified series of Voya Equity Trust, an open-end management investment company registered with the SEC that is organized as a Massachusetts business trust. The Acquired Fund is overseen by the Board, which consists of ten members, nine of whom are not “interested persons” persons (as defined in the 1940 Act) of Voya Equity Trust.
Other Service Providers
The Reorganization will affect other services currently provided to the Acquired Fund. The following table outlines certain service providers for the Acquired Fund and the comparable service providers for the Acquiring Fund.
	Acquired Fund	Acquiring Fund
Investment Manager	Voya Investments, LLC	New York Life Investment Management LLC
Sub-Advisor	CBRE Clarion Securities LLC	CBRE Clarion Securities LLC
Sub-Administrator	N/A	State Street Bank and Trust Company
Distributor	Voya Investments Distributor, LLC	NYLIFE Distributors LLC
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.	NYLIM Service Company LLC
Custodian	The Bank of New York Mellon	State Street Bank and Trust Company
Independent Auditor	KPMG LLP	KPMG LLP
Security Ownership of Management and Principal Shareholders
As of November 8, 2019, the current officers and trustees of the Acquired Fund, in the aggregate, owned less than 1% of the outstanding shares of any class of the Acquired Fund. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has no shareholders. A list of the 5% shareholders of the Acquired Fund as of November 8, 2019, is contained in Appendix E.

CAPITALIZATION
The following table shows on an unaudited basis the capitalization of the Acquiring Fund and the Acquired Fund as of October 31, 2019, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. The Acquired Fund will be the accounting survivor of the Reorganization.
	As of October 31, 2019
	Voya Real Estate Fund	Pro Forma Adjustments			MainStay CBRE Real Estate Fund
Net Assets
Class A	$93,279,187	$934,058(1)		Class A	$94,213,245
Class C	$10,312,417	$—		Class C	$10,312,417
Class I	$177,469,585	$17,490,629(2)		Class I	$194,960,214
Class O	$934,058	$(934,058)(1)			$—
Class R	$2,374,954	$—		Class R3	$2,374,954
Class R6	$89,839,602	$—		Class R6	$89,839,602
Class W	$17,490,629	$(17,490,629)(2)			$—
Net Asset Value Per Share
Class A	$13.45	$—		Class A	$13.45
Class C	$14.73	$—		Class C	$14.73
Class I	$15.40	$—		Class I	$15.40
Class O	$13.53	$—			$—
Class R	$13.36	$—		Class R3	$13.36
Class R6	$15.40	$—		Class R6	$15.40
Class W	$18.94	$—			$—
Shares Outstanding
Class A	6,935,256	69,446	(1)(3)	Class A	7,004,702
Class C	700,096	—(3)		Class C	700,096
Class I	11,523,999	1,135,755	(2)(3)	Class I	12,659,754
Class O	69,036	(69,036	)(1)(3)		—
Class R	177,766	—(3)		Class R3	177,766
Class R6	5,833,740	—(3)		Class R6	5,833,740
Class W	923,476	(923,476	)(2)(3)		—

	As of October 31, 2019
	Voya Global Real Estate Fund	Voya Real Estate Fund	Pro Forma Adjustments			MainStay CBRE Real Estate Fund
Net Assets
Class A	$138,196,748	$93,279,187	$1,281,041(1)		Class A	$232,756,976
Class C	$38,923,071	$10,312,417	$—		Class C	$49,235,488
Class I	$225,579,145	$177,469,585	$75,463,167(2)		Class I	$478,511,897
Class O	$346,983	$934,058	$(1,281,041)(1)			$—
Class R	$1,597,031	$2,374,954	$—		Class R3	$3,971,985
Class R6	$15,746,115	$89,839,602	$—		Class R6	$105,585,717
Class W	$57,972,538	$17,490,629	$(75,463,167)(2)			$—
Net Asset Value Per Share
Class A	$16.60	$13.45	$—		Class A	$13.45
Class C	$13.18	$14.73	$—		Class C	$14.73
Class I	$16.57	$15.40	$—		Class I	$15.40
Class O	$16.66	$13.53	$—			$—
Class R	$16.51	$13.36	$—		Class R3	$13.36
Class R6	$16.57	$15.40	$—		Class R6	$15.40
Class W	$16.62	$18.94	$—			$—
Shares Outstanding
Class A	8,325,105	6,935,256	2,044,990	(1)(3)	Class A	17,305,351
Class C	2,953,192	700,096	(310,757)(3)		Class C	3,342,531
Class I	13,613,708	11,523,999	5,934,494	(2)(3)	Class I	31,072,201
Class O	20,827	69,036	(89,863	)(1)(3)		—
Class R	96,731	177,766	22,807(3)		Class R3	297,304
Class R6	950,279	5,833,740	72,196(3)		Class R6	6,856,215
Class W	3,488,119	923,476	(4,411,595	)(2)(3)		—

(1)
Class O shares will be converted to Class A shares of the Acquired Fund in advance of the closing of the Reorganization.

(2)
Class W shareholders will receive Class I shares of the Acquiring Fund at the closing of the Reorganization.

(3)
Following the Reorganization, the Acquired Fund will be the accounting survivor. In order to prevent dilution of their holdings, shareholders of the Acquired Fund will receive shares based on the net asset value of the Acquiring Fund after the Reorganization.

OTHER BUSINESS
The Board does not intend to present any other business at the Special Meeting with respect to the Acquired Fund. If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying proxy card will vote thereon in accordance with their best judgment.
SHAREHOLDER COMMUNICATIONS WITH THE BOARD
Shareholders who wish to communicate with the Board should send communications in writing to the attention of the Secretary of Voya Equity Trust at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034, and communications will be directed to the trustee or trustees indicated in the communication or, if no trustee or trustees are indicated, to the Chair of the Board.

VOTING INFORMATION
General
Who is asking for my vote?
The Board is soliciting your vote for a special meeting of Acquired Fund’s shareholders.
Vote Required
Only shareholders of the Acquired Fund will vote on the Reorganization. Approval of the Reorganization will require the affirmative vote of the holders of a “majority of the outstanding voting securities” of the Acquired Fund, which is defined in the 1940 Act as the lesser of: (a) 67% or more of the voting securities of the fund present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the fund. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.
How is my proxy being solicited?
The Acquired Fund has retained Computershare Fund Services (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of  $73,400 which will be paid by CBRE Clarion, New York Life Investments and Voya Investments (or their respective affiliates). As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Acquired Fund. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.
In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the Proposals on the Proxy Ballot, and ask for the shareholder’s instructions on each applicable Proposal. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement. The Solicitor’s representative will record the shareholder’s instructions on the Proxy Ballot. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.
Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at 1-866-963-5820. In addition to solicitation by mail, certain officers and representatives of the Acquired Fund, officers and employees of the Adviser or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.
What happens to my proxy once I submit it?
The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Acquired Fund shares as directed by shareholders.

Can I revoke my proxy after I submit it?
A shareholder may revoke their proxy at any time prior to its use by filing with the Acquired Fund a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.
How will my shares be voted?
If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed proxy card but do not vote on the proposal, your proxies will vote on the proposal as recommended by the Board. If any other matter is properly presented at the Special Meeting, the persons named in the enclosed proxy card will vote your shares in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposal discussed in this Proxy Statement/Prospectus.
Quorum and Tabulation
Each shareholder of the Acquired Fund is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. The presence of a majority of the outstanding shares of the Acquired Fund entitled to vote on the Record Date, in person or represented by proxy, constitutes a quorum of the Acquired Fund’s shareholders.
Adjournments
If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of the Acquired Fund and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.
Broker Non-Votes and Abstentions
If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. Broker non-votes and abstentions will count as votes against the Reorganization.
Can shareholders submit proposals for a future shareholder meeting?
The Acquired Fund is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required in accordance with the 1940 Act or other applicable law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.
Why did my household only receive one copy of this Proxy Statement/Prospectus?
Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Fund shareholder of record, unless the applicable Fund has received contrary instructions from one or more of the household’s shareholders. If a shareholder needs an additional copy of this Proxy Statement/Prospectus, please contact Shareholder Services at (800) 992-0180. If in the future, any shareholder does not wish to combine or wishes to recombine the mailing of a proxy statement with household members, please inform the Acquired Fund in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

In order to help achieve the presence of a quorum at the Special Meeting, prompt execution and return of the enclosed proxy card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your proxy card.

APPENDIX A
The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Acquired Fund or the Acquiring Fund. In addition, the Form of Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION
This Agreement and Plan of Reorganization (“Agreement”) is made as of           ,     , by and between Voya Equity Trust, a Massachusetts business trust (“VET”), on behalf of its series, the Voya Real Estate Fund (the “Acquired Fund”), and MainStay Funds Trust, a Delaware statutory trust (“MainStay Funds”), on behalf of its series, the MainStay CBRE Real Estate Fund (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”). New York Life Investment Management LLC, a limited liability company organized under the laws of the State of Delaware (“New York Life Investments”), joins this Agreement solely for purposes of paragraphs 4.4, 5.11, and 8.2; Voya Investments, LLC, a limited liability company organized under the laws of the State of Arizona (“VIL”), joins this Agreement solely for purposes of paragraphs 4.3 and 8.2; and CBRE Clarion Securities LLC, a limited liability company organized under the laws of the State of Delaware (“CBRE”), joins this Agreement solely for purposes of paragraphs 4.5 and 8.2.
This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class C, Class I, Class R3, and Class R6 shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution, upon the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).
The Board of Trustees of VET has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization. The Board of Trustees of MainStay Funds has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
THE REORGANIZATION AND FUND TRANSACTIONS
1.1.   The Reorganization.   Subject to the requisite approval of the Acquired Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 2.4), VET shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund to MainStay Funds on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, MainStay Funds shall, on behalf of the Acquiring Fund, deliver to VET, on behalf of the Acquired Fund, full and fractional Acquiring Fund Shares (to the third decimal place), and MainStay Funds shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund. The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.
1.2.   Assets of the Acquired Fund.   The assets of the Acquired Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, all rights of the Acquired Fund, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Effective Time, books and records, any deferred tax benefit and any other property owned by the Acquired Fund at the Effective Time (collectively, the “Assets”). Notwithstanding the foregoing, copies of the applicable books and records may be retained as required by applicable law or as necessary for the Acquired Fund or VIL on behalf of the Acquired Fund to prepare and file tax returns pursuant to paragraph 5.14 of this Agreement.

1.3.   Liabilities of the Acquired Fund.   The Acquired Fund will use commercially reasonable efforts to discharge its known liabilities and obligations prior to the Effective Time, other than liabilities and obligations necessary or appropriate for the Acquired Fund’s normal investment operations that are incurred in the ordinary course of business consistent with past practice. The Acquiring Fund shall assume all liabilities, obligations and debts of the Acquired Fund, whether known or unknown, absolute or contingent, accrued or unaccrued, existing at the Effective Time (collectively, the “Liabilities”).
1.4.   Distribution of Acquiring Fund Shares.   At the Closing (as defined below) (or as soon thereafter as is reasonably practicable), VET, on behalf of the Acquired Fund, will distribute the Acquiring Fund Shares received from MainStay Funds pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund. Holders of Class A shares of the Acquired Fund will receive Class A shares of the Acquiring Fund; holders of Class C shares of the Acquired Fund will receive Class C shares of the Acquiring Fund; holders of Class I shares of the Acquired Fund will receive Class I shares of the Acquiring Fund; holders of Class R shares of the Acquired Fund will receive Class R3 shares of the Acquiring Fund; holders of Class R6 shares of the Acquired Fund will receive Class R6 shares of the Acquiring Fund; and holders of Class W shares of the Acquired Fund will receive Class I shares of the Acquiring Fund. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) owned by Acquired Fund Shareholders at the Effective Time. All issued and outstanding Acquired Fund Shares will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.
Class P3 shares and Class T shares of the Acquired Fund will be liquidated in connection with the Reorganization.
1.5.   Recorded Ownership of Acquiring Fund Shares.   Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.
1.6.   Filing Responsibilities of Acquired Fund.   Except as otherwise expressly provided herein, any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.
1.7.   Termination of Acquired Fund.   The Acquired Fund will have its affairs wound up and be terminated as a separate series of VET in accordance with Massachusetts law as soon as practicable following the Closing and the making of the distributions pursuant to paragraph 1.4.
ARTICLE II
VALUATION
2.1.   Net Asset Value of the Acquired Fund.   In connection with the Reorganization, the net asset value of the Acquired Fund Shares shall be the net asset value computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures adopted by the Board of Trustees of MainStay Funds, as described in the then-current prospectus and statement of additional information of the Acquiring Fund.
2.2.   Net Asset Value of the Acquiring Fund.   In connection with the Reorganization, the net asset value of the Acquiring Fund Shares shall be the same as the net asset value of the Acquired Fund Shares as computed in paragraph 2.1.
2.3.   Calculation of Number of Acquiring Fund Shares.   The number of Acquiring Fund Shares to be issued (including fractional shares to the third decimal place, if any) in connection with the Reorganization shall be equal to the number of full and fractional Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time.

2.4.   Effective Time.   The Effective Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the Closing Date (as defined in paragraph 3.1) or such other date and time as may be mutually agreed upon in writing by the parties hereto (the “Effective Time”).
ARTICLE III
CLOSING
3.1.   Closing.   The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of New York Life Investments on or about [February 21, 2020], or by facsimile, email or other communication, at such other place and/or on such other date as to which the parties may agree (the “Closing Date”), provided that MainStay Funds, on behalf of the Acquiring Fund, may unilaterally delay the Closing Date upon prior written notice to VET, to allow enough time for sufficient votes of the Acquired Fund’s shareholders to be obtained to proceed. All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time.
3.2.   Transfer and Delivery of Assets.   VET shall direct The Bank of New York Mellon (“BNY”), as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer of BNY stating that (i) the Assets were delivered in proper form to the Acquiring Fund or its custodian at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument, if any, shall be presented by BNY, as custodian for the Acquired Fund, to those persons at State Street Bank and Trust Company (“State Street”), which serves as the custodian for the Acquiring Fund, who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. Such presentation, if applicable, shall be made for examination no later than five (5) business days preceding the Effective Time, and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. BNY shall deliver to those persons at State Street who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Effective Time by book entry, in accordance with the customary practices of State Street and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), in which the Assets are deposited, the Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered to State Street or as instructed by MainStay Funds by wire transfer of federal funds at the Effective Time.
3.3.   Share Records.   VET shall direct BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver to MainStay Funds at the Closing a certificate of an authorized officer of BNY Mellon stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing. An officer of the Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence reasonably satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund.
3.4.   Postponement of Effective Time.   In the event that, at the Effective Time, (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of VET or the Board of Trustees of MainStay Funds, accurate appraisal of the value of the assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1.   Representations and Warranties of VET.   Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of VET, VET, on behalf of the Acquired Fund, represents and warrants to MainStay Funds, on behalf of the Acquiring Fund, as follows:
(a)   The Acquired Fund is a duly established series of VET, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts, with power under VET’s Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.
(b)   VET is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.
(c)   No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by VET, on behalf of the Acquired Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws.
(d)   The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.
(e)   At the Effective Time, VET, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MainStay Funds, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act; provided, however, that certain Assets may be pledged, segregated or earmarked against the Acquired Fund’s investment contracts, including options, futures, forward contracts and other similar instruments, in accordance with the terms of such contracts or applicable interpretations of the Commission staff.
(f)   VET, on behalf of the Acquired Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Massachusetts law or of its Declaration of Trust and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which VET, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VET, on behalf of the Acquired Fund, is a party or by which it is bound.
(g)   All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to the Acquired Fund on or prior to the Effective Time.
(h)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to VET’s knowledge, threatened against the Acquired Fund or any of its properties or assets that would reasonably be expected to materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business. VET, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings. VET, on behalf of the Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is expected to so affect, the Acquired Fund’s business or its ability to consummate the transactions herein contemplated.
(i)   The financial statements, including the notes thereto, the Financial Highlights and the Schedule of Investments, of the Acquired Fund at May 31, 2019 have been audited by KPMG LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.
(j)   The financial statements, including the notes thereto, the Financial Highlights and the Schedule of Investments, of the Acquired Fund at November 30, 2019 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.
(k)   Since May 31, 2019, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.
(l)   For each taxable year of the Acquired Fund’s operation and for the portion through the Effective Time of the taxable year of the Acquired Fund that includes the Effective Time, the Acquired Fund met the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, was eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of its investment company taxable income and net capital gain (as defined in the Code) relating to the taxable year ended December 31, 2019 and all previous taxable years.
(m)   At the Effective Time, all federal, state, local and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all material federal, state, local and other taxes (whether or not shown as due on said returns and reports) shall have been paid or provision shall have been made for the payment thereof, and to the best of the knowledge of the Acquired Fund, no such return is currently under audit and no material assessment has been asserted with respect to such returns.
(n)   All Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as provided in Section 6.1 of the Declaration of Trust of the Acquired Fund) by VET and have been offered and sold in compliance with applicable registration requirements of the 1933 Act and state securities laws of each state in which they have been offered and sold. All Acquired Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares.
(o)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board of Trustees of VET, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired

Fund, this Agreement will constitute a valid and binding obligation of VET, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
(p)   The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby, is or will be accurate and complete in all material respects and is or will comply in all material respects with federal securities and other laws and regulations applicable thereto.
(q)   The Proxy Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, from the date of the Proxy Statement through the date of the meeting of the shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) complies in all material respects with the provisions of the 1933 Act, if applicable, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund or New York Life Investments for use therein.
(r)   For each year of its operation since inception and following an initial term of up to two-years, the Acquired Fund’s investment advisory agreement with VIL and the investment sub-advisory agreement with CBRE has been properly approved pursuant to Section 15(c) of the 1940 Act.
(s)   The Acquired Fund’s investment operations, from inception to the date hereof, have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Fund, as in effect from time to time, except as disclosed in writing to MainStay Funds.
4.2.   Representations and Warranties of MainStay Funds.   Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of MainStay Funds, MainStay Funds, on behalf of the Acquiring Fund, represents and warrants to VET, on behalf of the Acquired Fund, as follows:
(a)   The Acquiring Fund is a duly established series of MainStay Funds, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under MainStay Funds’ Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as described in the Proxy Statement.
(b)   MainStay Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act is in full force and effect, or is anticipated to be in full force and effect on the Closing Date.
(c)   No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by MainStay Funds on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.
(d)   Prior to the Effective Time, MainStay Funds shall have on file with the SEC an effective prospectus and statement of additional information for the Acquiring Fund.
(e)   The prospectus, statement of additional information, marketing and other related materials of the Acquiring Fund as of the Effective Date conform or will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; provided, however, that the representations and warranties of this subparagraph (d) shall not apply to statements in or omissions from the materials described in this subparagraph (d) made in reliance upon and in conformity with information that was furnished by the Acquired Fund or VIL for use therein.
(f)   At the Effective Time, MainStay Funds, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets (if any), free of any liens or other encumbrances.
(g)   MainStay Funds, on behalf of the Acquiring Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Delaware law or of its Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound.
(h)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to MainStay Funds’ knowledge, threatened against the Acquiring Fund or any of its properties or assets that would reasonably be expected to materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. MainStay Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is expected to so affect, the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.
(i)   At the Effective Time, the Acquiring Fund will have no assets (other than possibly a de minimis amount of assets to facilitate the transactions described in this Agreement) and no liabilities. The Acquiring Fund will not commence operations until after the Effective Time.
(j) The Acquiring Fund was established as a new series of MainStay Funds for the purpose of effecting the transactions described in this Agreement and, prior to the Closing Date, will have carried on no business activity (apart from holding the initial investment of the initial shareholder), will not have prepared books of account and related records or financial statements or issued any shares except for a de minimis amount of shares issued in a private placement to the initial shareholder of the Acquiring Fund and will not have had any tax attributes (including those specified in Section 381(c) of the Code). Immediately following the liquidation of the Acquired Fund as contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the former holders of Acquired Fund Shares. The Acquiring Fund has not yet filed its first federal income tax return and, thus, has not yet elected to be treated as a “regulated investment company” for federal income tax purposes. However, upon filing its first federal income tax return at the completion of its first taxable year, the Acquiring Fund will elect to be a “regulated investment company” and until such time will take all steps necessary to seek to ensure that it qualifies for taxation as a “regulated investment company” under Sections 851 and 852 of the Code. As of the Closing Date, no federal, state or other tax returns of the Acquiring Fund will have been required by law to be filed and no federal, state or other taxes will be due by the Acquiring Fund; the Acquiring Fund will not have been required to pay any assessments; and the Acquiring Fund will not have any tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and the Acquiring Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. The authorized capital of MainStay Funds consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of MainStay Funds may authorize from time to time. As of the date of this Agreement, the Acquiring Fund has no outstanding shares of any class. As of the Closing Date, the authorized shares of beneficial interest of the Acquiring Fund will include Class A, Class C, Class I, Class R3, and Class R6 shares, each having the characteristics described in the Acquiring Fund’s prospectus. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any Acquiring Fund Shares are outstanding.
(k)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board of Trustees of MainStay Funds, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of MainStay Funds, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
(l)   The Acquiring Fund’s authorized capitalization will be as set forth in its prospectus and statement of additional information at the Effective Time and the Acquiring Fund Shares shall conform in all material respects to the description thereof contained in such prospectus and statement of additional information. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by MainStay Funds, and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares.
(m)   The information to be furnished by the Acquiring Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.
(n)   The Proxy Statement (as defined in paragraph 5.6), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, from the date of the Proxy Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) complies in all material respects with the provisions of the 1933 Act, if applicable, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (n) shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund, VIL or CBRE for use therein.
(o)   The Acquiring Fund’s investment advisory agreement with New York Life Investments, and the subadvisory agreement between New York Life Investments and CBRE, have been properly approved by both (1) the Board of Trustees of the MainStay Funds pursuant to Section 15(c) of the 1940 Act and (2) the initial shareholder of the Acquiring Fund pursuant to Section 15(a) of the 1940 Act.
4.3.   Representations and Warranties of VIL.
VIL, on behalf of itself, represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:
(a)   VIL is a limited liability company duly formed and validly existing under the laws of the State of Arizona and has power to own all of its properties and assets and to carry out its obligations under this Agreement. VIL has all necessary federal, state and local authorizations to carry on its business as now being conducted.
(b)   The execution, delivery and performance of this Agreement have been duly authorized by the appropriate governing body of VIL and by all other necessary limited liability company action on the part of VIL, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of VIL enforceable against VIL in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.
(c)   As of each of the effective date of the registration statement on Form N-14 of the Acquiring Fund, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Proxy Statement (as defined in paragraph 5.6) and registration statement of the Acquiring Fund, including the documents contained or incorporated therein by reference, insofar as they relate to VIL, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.
(d)   The due diligence materials made available to the Acquired Fund, the Board of Trustees of VET and VET’s legal counsel in response to the information request letter from K&L Gates LLP by VIL are true and correct in all material respects and contain no material misstatements or omissions as of the date hereof.
4.4.   Representations and Warranties of New York Life Investments.
New York Life Investments, on behalf of itself, represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:
(a)   New York Life Investments is a limited liability company duly formed and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. New York Life Investments has all necessary federal, state and local authorizations to carry on its business as now being conducted.
(b)   The execution, delivery and performance of this Agreement have been duly authorized by the appropriate governing body of New York Life Investments and by all other necessary limited liability company action on the part of New York Life Investments, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of New York Life Investments enforceable against New York Life Investments in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.
(c)   As of each of the effective date of the registration statement on Form N-14 of the Acquiring Fund, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Proxy Statement (as defined in paragraph 5.6) and registration statement of the Acquiring Fund, including the documents contained or incorporated therein by reference, insofar as they relate to New York Life Investments, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.
(d)   The due diligence materials made available to the Acquired Fund, the Board of Trustees of VET and VET’s legal counsel in response to the information request letter from K&L Gates LLP, other than the CBRE due diligence materials, are true and correct in all material respects and contain no material misstatements or omissions, as of the date hereof.
4.5.   Representations and Warranties of CBRE.
CBRE, on behalf of itself, represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:
(a)   CBRE is a limited liability company duly formed and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. CBRE has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)   The execution, delivery and performance of this Agreement have been duly authorized by the appropriate governing body of CBRE and by all other necessary limited liability company action on the part of CBRE, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of CBRE enforceable against CBRE in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.
(c)   As of each of the effective date of the registration statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to CBRE, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.
(d)   The due diligence materials made available to the Acquired Fund, the Board of Trustees of VET and VET’s legal counsel are true and correct in all material respects and contain no material misstatements or omissions with respect to the operations of CBRE Clarion and its proposed services to the Acquiring Fund as of the date hereof.
ARTICLE V
COVENANTS AND AGREEMENTS
5.1.   Conduct of Business.   The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business with respect to the Acquired Fund will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. The Acquiring Fund shall not publicly issue any shares or other securities, or conduct any business or activity prior to the Closing except for such activity as is required to consummate the transactions contemplated by this Agreement.
5.2.   Meeting of Shareholders.   VET will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
5.3.   No Distribution of Acquiring Fund Shares.   The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.4.   Information.   The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.
5.5.   Other Necessary Action.   Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.6.   Proxy Statement.   The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund reasonably necessary for the preparation of a proxy statement/prospectus (the “Proxy Statement”) to be included in a registration statement on Form N-14 of the Acquiring Fund, in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.
5.7.   Liquidating Distribution.   As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to Acquired Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.8.   Best Efforts.   The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.
5.9.   Other Instruments.   VET, on behalf of the Acquired Fund, and MainStay Funds, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) VET’s, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) MainStay Funds’, on behalf of the Acquiring Fund, title to and possession of all the Assets. Each of VET and MainStay Funds agrees to take actions and otherwise to carry out the intent and purpose of this Agreement.
5.10.   Regulatory Approvals.   The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.
5.11.   Compliance with Section 15(f) of the 1940 Act.   (a) MainStay Funds agrees that for a period of three (3) years after the Closing Date, MainStay Funds will maintain the composition of its Board of Trustees so that at least 75% of the board members of MainStay Funds (or any successor) are not “interested persons” (as defined in the 1940 Act) of New York Life Investments or VIL; and (b) New York Life Investments agrees that for a period of two (2) years after the Closing Date, neither New York Life Investments nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.
5.12.   Reorganization.   The Acquired Fund and the Acquiring Fund agree to treat the Reorganization as a “reorganization” under Section 368(a)(1)(F) of the Code and will file all tax returns consistent with such treatment. Neither the Acquired Fund nor the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization under Section 368(a)(1)(F) of the Code.
5.13.   Continued Insurance Coverage.   VET shall provide, for so long as the Voya family of funds continue to renew the existing insurance policies of the Acquired Fund, coverage for any claims related to the Acquired Fund matters arising from conduct or omissions occurring prior to the Closing to the same extent as if those claims were brought prior to the Closing.
5.14   Tax Filings.   The Acquired Fund (or VIL on behalf of the Acquired Fund) shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to taxable years ending on or prior to the Closing Date and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. The Acquiring Fund (or New York Life Investments on behalf of the Acquiring Fund) shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquiring Fund with respect to taxable years ending after the Closing and further shall cause such tax returns to be duly filed with the appropriate taxing authorities.
ARTICLE VI
CONDITIONS PRECEDENT
6.1.   Conditions Precedent to Obligations of Acquired Fund.   The obligations of VET, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at VET’s election, to the following conditions:
(a)   All representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)   MainStay Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VET, and dated as of the Effective Time, to the effect that the representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VET shall reasonably request.
(c)   The post-effective amendment to the registration statement of the Acquiring Fund on Form N-1A relating to the Acquiring Fund Shares shall have become effective and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or 1940.
(d)   MainStay Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by MainStay Funds, on behalf of the Acquiring Fund, on or before the Effective Time.
(e)   The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.
(f)   VET shall have received on the Closing Date the opinion of Dechert LLP, counsel to the MainStay Funds, with such assumptions and limitations as shall be in the reasonable opinion of such firm appropriate to render the opinions expressed therein, dated as of the Closing Date, covering the following points:
(1)   MainStay Funds has been duly organized and is validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;
(2)   The Agreement has been duly authorized by MainStay Funds, on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by VET, is a valid and binding obligation of MainStay Funds on behalf of the Acquiring Fund enforceable against MainStay Funds in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;
(3)   The Acquiring Fund Shares to be issued to the Acquired Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and will be fully paid and non-assessable by MainStay Funds and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;
(4)   The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of MainStay Funds’ Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which MainStay Funds is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the MainStay Funds is a party or by which it is bound;
(5)   To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by MainStay Funds in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;
(6)   MainStay Funds is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(7)   To the knowledge of such counsel, and except as otherwise disclosed to VET pursuant to paragraph 4.2(h) of this Agreement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to MainStay Funds or the Acquiring Fund and neither MainStay Funds nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.
6.2.   Conditions Precedent to Obligations of Acquiring Fund.   The obligations of MainStay Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at MainStay Funds’ election, to the following conditions:
(a)   All representations and warranties of VET, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.
(b)   VET shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Effective Time, that is prepared in accordance with GAAP and certified by the Treasurer of VET.
(c)   VET, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to MainStay Funds and dated as of the Effective Time, to the effect that the representations and warranties of VET, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as MainStay Funds shall reasonably request.
(d)   VET, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VET, on behalf of the Acquired Fund, on or before the Effective Time.
(e)   The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.
(f)   The MainStay Funds shall have received on the Closing Date the opinion of Ropes & Gray, LLP, counsel to VET, with such assumptions and limitations as shall be in the reasonable opinion of such firm appropriate to render the opinions expressed therein, covering the following points:
(1)   VET is a duly organized and validly existing unincorporated association in good standing under the laws of the Commonwealth of Massachusetts;
(2)   VET has the power and authority under its Declaration of Trust, its Bylaws and Massachusetts law to execute and deliver the Agreement and to consummate the transactions contemplated thereby;
(3)   The Agreement has been duly authorized, executed and delivered by VET, on behalf of the Acquired Fund, under Massachusetts law;
(4)   Assuming due authorization, execution and delivery of the Agreement by MainStay Funds, New York Life Investments and CBRE, the Agreement constitutes the valid and binding obligation of VET, on behalf of the Acquired Fund, enforceable against VET in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;
(5)   Neither the execution and delivery by VET on behalf of the Acquiring Fund of the Agreement nor the consummation by VET of the transactions contemplated thereby: (i) materially violates VET’s Declaration of Trust or By-Laws; (ii) constitutes a material violation of, or a default under, any scheduled contract; or (iii) contravenes any scheduled order;

(6)   To the knowledge of such counsel, neither the execution and delivery by VET of the Agreement nor the consummation by VET of the transactions contemplated thereby requires the consent, approval, licensing or authorization of, or any filing, recording or registration with, any governmental authority under Massachusetts law or the United States of America, except for such as may be required under state securities or blue sky laws (as to which counsel expresses no opinion) or those consents, approvals, licenses and authorizations already obtained and those filings, recordings and registrations already made;
(7)   VET has filed a Notification of Registration pursuant to Section 8(a) of the 1940 Act (the “1940 Act Notification) and, based solely on a review of the website of the SEC, no order of suspension or revocation of such 1940 Act Notification has been issued and no proceedings for any such purpose have been instituted or are pending with the SEC;
(8)   To the knowledge of such counsel there are no legal or governmental proceedings pending to which VET is a party that are required to be disclosed in the Proxy Statement that are not so disclosed therein.
6.3.   Other Conditions Precedent.   If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, VET, on behalf of the Acquired Fund, or MainStay Funds, on behalf of the Acquiring Fund, shall, at its option, not be required to complete the transactions contemplated by this Agreement.
(a)   The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding Acquired Fund Shares in accordance with the provisions of VETs’ Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act and the regulations thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, VET and MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).
(b)   At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of VET or MainStay Funds, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
(c)   All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by VET and MainStay Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.
(d)   The Proxy Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
(e)   VET and the MainStay Funds shall have received an opinion of Dechert LLP as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:
(1)   The transfer by the Acquired Fund of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, and the distribution of such shares to the Acquired Fund Shareholders, as provided in this Agreement, will constitute a reorganization under Section 368(a)(1)(F) of the Code and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(2)   No gain or loss will be recognized by the Acquired Fund as a result of such transactions.
(3)   No gain or loss will be recognized by the Acquiring Fund as a result of such transactions.
(4)   No gain or loss will be recognized by the shareholders of the Acquired Fund upon the distribution to them by the Acquired Fund of the Acquiring Fund Shares in exchange for their Acquired Fund Shares.
(5)   The basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder will be the same as the basis of the shareholder’s Acquired Fund Shares exchanged therefor.
(6)   The basis of the Acquired Fund’s Assets received by the Acquiring Fund will be the same as the basis of the Acquired Fund’s Assets in the hands of the Acquired Fund immediately prior to the transactions.
(7)   A shareholder’s holding period for the Acquiring Fund Shares will be determined by including the period for which the shareholder held the Acquired Fund Shares exchanged therefor, provided that the shareholder held such Acquired Fund Shares as a capital asset at the time of the exchange.
(8)   The holding period of the Acquiring Fund with respect to the Acquired Fund’s Assets will include the period for which the Acquired Fund’s Assets were held by the Acquired Fund.
(9)   The Reorganization will not result in the termination of the Acquired Fund’s taxable year, and the Acquired Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund without limitation.
The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations requested of VET and the Mainstay Funds on behalf of the Acquired Fund and the Acquiring Fund, respectively. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3(e).
(f)   BNY shall have delivered such certificates or other documents as set forth in paragraph 3.2.
(g)   The Transfer Agent shall have delivered to MainStay Funds a certificate of its authorized officer as set forth in paragraph 3.3.
(h)   The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.
(i)   Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.
ARTICLE VII
INDEMNIFICATION
7.1.   Indemnification by MainStay Funds.   MainStay Funds, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless VET, the Acquired Fund, and their trustees, officers, employees and agents (the “VET Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the VET Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund, or its respective trustees, officers or agents.

7.2.   Indemnification by VET.   VET, solely out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless MainStay Funds, the Acquiring Fund, and their trustees, officers, employees and agents (the “MainStay Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the MainStay Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund, or its respective trustees, officers or agents.
7.3.   Liability of VET.   MainStay Funds understands and agrees that the obligations of VET on behalf of the Acquired Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of VET on behalf of VET personally, but bind only VET on behalf of the Acquired Fund and the Acquired Fund’s property. Moreover, no series of VET other than the Acquired Fund shall be responsible for the obligations of VET hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder. MainStay Funds represents that it is on notice of the provisions of the Declaration of Trust of VET disclaiming shareholder and trustee liability for acts or obligations of the Acquired Fund.
7.4.   Liability of MainStay Funds.   VET understands and agrees that the obligations of MainStay Funds on behalf of the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of MainStay Funds on behalf of MainStay Funds personally, but bind only MainStay Funds on behalf of the Acquiring Fund and the Acquiring Fund’s property. Moreover, no series of MainStay Funds other than the Acquiring Fund shall be responsible for the obligations of MainStay Funds hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. VET represents that it is on notice of the provisions of the Declaration of Trust of MainStay Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquiring Fund.
ARTICLE VIII
BROKERAGE FEES AND EXPENSES
8.1.   No Broker or Finder Fees.   VET and MainStay Funds, on behalf of the Acquired Fund and the Acquiring Fund, respectively, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
8.2.   Expenses of Reorganization.   (A) CBRE and New York Life Investments (together the “Purchasers”), jointly, and VIL shall bear their own respective expenses, including legal fees, in relation to the performance of this Agreement and the Closing. (B) The Purchasers, jointly, and VIL shall bear equally (based on a 50/50 split between the Purchasers and VIL) the following costs incurred with the acquisition and acceptance of all of the then-outstanding assets and assumption of all liabilities of the Acquired Fund by the Acquiring Fund in accordance with the terms and conditions of this Agreement (“Fund Reorganization Transactions”) up to a limit of  $1.0 million, with any amount over $1.0 million being borne solely by the Purchasers (based on a 50/50 split of any such amount over $1.0 million between the Purchasers): (1) costs of preparing requisite supplements for the prospectus or statement of additional information of each Fund in relation to the Fund Reorganization Transactions; (2) the following specific costs related to obtaining the approval of the Acquired Fund’s shareholders in relation to the Fund Reorganization Transaction, including: (i) preparation and filing of the Proxy Statement (legal, auditor and filing fees); and (ii) distribution (mailing) of the Proxy Statement and costs of proxy solicitation and tabulation services; (3) costs to prepare and execute closing documents in relation to the Fund Reorganization Transactions, inclusive of required legal and tax opinions; and (4) other costs as may be required in connection with the Fund Reorganization Transactions.

ARTICLE IX
AMENDMENTS AND TERMINATION
9.1.   Amendments.   This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VET or MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.
9.2.   Termination.   This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of VET or the Board of Trustees of MainStay Funds, on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.
ARTICLE X
NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:
If to VET:
Voya Investments, LLC
7337 E Doubletree Ranch Rd, Suite 100
Scottsdale, AZ 85383
Attn.: Huey P. Falgout, Jr., Chief Counsel
Telephone: (480) 477-2666
Fax: (480) 477-2744
Email: huey.falgout@voya.com
If to MainStay Funds:
MainStay Funds Trust c/o New York Life Investment Management LLC
30 Hudson Street
Jersey City, NJ 07302
Attention: J. Kevin Gao, Esq.
Telephone No.: (973) 394-4450
Facsimile No.: (973) 394-4637
Email: kevin_gao@nylim.com
With a copy (which shall not constitute notice) to:
Dechert LLP
1900 K Street, NW
Washington, DC 20006
Attn.: Thomas C. Bogle, Esq.
Telephone No.: (202) 261-3360
Facsimile No.: (202) 261-3060
Email: thomas.bogle@dechert.com

ARTICLE XI
MISCELLANEOUS
11.1.   Entire Agreement.   MainStay Funds and VET agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.
11.2.   Survival.   The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 3.2, 4.3, 4.4, 4.5, 5.5, 5.7, 5.10, 5.11 and 5.13 and articles 7, 8, 10, and 11. Additionally, the covenants to be performed after the Closing shall survive after the Closing.
11.3.   Headings.   The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
11.4.   Governing Law.   This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
11.5.   Assignment.   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
11.6.   Counterparts.   This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the        day of            ,    .
MAINSTAY FUNDS TRUST on behalf of its series, MainStay CBRE Real Estate Fund	VOYA EQUITY TRUST on behalf of its series, Voya Real Estate Fund
By: Name: Kirk C. Lehneis Title: President	By: Name: [ ] Title: [ ]
Solely for purposes of paragraphs 4.4, 5.11, and 8.2	Solely for purposes of paragraphs 4.5 and 8.2
NEW YORK LIFE INVESTMENT MANAGEMENT LLC	CBRE CLARION SECURITIES LLC
By:	By: [ ]
Name: Kirk C. Lehneis Title: [ ]	By:
Name: [ ] Title: [ ]
Solely for purposes of paragraphs 4.2 and 8.2
VOYA INVESTMENTS, LLC
By:
Name: Title: [ ]

APPENDIX B
PRINCIPAL RISKS OF THE ACQUIRED FUND
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Company:    The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Concentration:    As a result of the Fund “concentrating,” as that term is defined in the 1940 Act, its assets in securities related to a particular industry or group of industries, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries will have a greater effect on the Fund, and if securities of the particular industry or group of industries as a group fall out of favor, the Fund could underperform, or its net asset value may be more volatile than, funds that have greater industry diversification.
Convertible Securities:   Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit:   The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Initial Public Offerings:   Investments in initial public offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that the IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund’s asset base is small, the impact of such investments on the Fund’s return will be magnified. If the Fund’s assets grow, it is likely that the effect of the Fund’s investment in IPOs on the Fund’s return will decline.
Interest Rate:   With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.

Investment Model:   A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.
Liquidity:   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market:   Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization:   Stocks fall into three broad market capitalization categories — large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies:   The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Real Estate Companies and Real Estate Investment Trusts (“REITs”):   Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending:   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

APPENDIX C
SHAREHOLDER GUIDE OF THE ACQUIRING FUND
The following pages are intended to provide information regarding how to buy and sell shares of the Acquiring Fund and to help you understand the costs associated with buying, holding and selling your Acquiring Fund investments. Certain share classes are not available for the Acquiring Fund or to all investors and may be offered through a separate prospectus. This Proxy Statement/Prospectus covers only Class A, Class C, Class I, Class R3 and Class R6 shares of the Acquiring Fund.
The information described in this Shareholder Guide is available free of charge by calling toll-free 800-624-6782 or by visiting our website at nylinvestments.com/funds. The information contained in or otherwise accessible through the MainStay website does not form part of this Prospectus. For additional details, please contact your financial adviser or the MainStay Funds free of charge by calling toll-free 800-624-6782.
Please note that shares of the MainStay Funds are generally not available for purchase by foreign investors, except to certain qualified investors. The MainStay Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains in a check mailed to any investor who becomes a non-U.S. resident; and (ii) redeem shares and close the account of an investor who becomes a non-U.S. resident.
SIMPLE IRA Plan accounts and certain other retirement plan accounts may not be eligible to invest in certain MainStay Funds.
The following terms are used in this Shareholder Guide:
•
“MainStay Asset Allocation Funds” collectively refers to the MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund and MainStay Growth Allocation Fund.

•
“MainStay Funds” collectively refers to each mutual fund managed by New York Life Investment Management LLC.

•
The Board of Trustees of MainStay Funds Trust and the Board of Trustees of The MainStay Funds are collectively referred to as the “Board.”

•
The Investment Company Act of 1940, as amended, is referred to as the “1940 Act.”

•
New York Life Investment Management LLC is referred to as the “Manager” or “New York Life Investments.”

•
New York Life Insurance Company is referred to as “New York Life.”

•
NYLIM Service Company LLC is referred to as the “Transfer Agent” or “NYLIM Service Company.”

•
NYLIFE Distributors LLC, the MainStay Funds’ principal underwriter and distributor, is referred to as the “Distributor” or “NYLIFE Distributors.”

•
The New York Stock Exchange is referred to as the “Exchange.”

•
Net asset value is referred to as “NAV.”

•
The Securities and Exchange Commission is referred to as the “SEC.”

•
Automated Clearing House, the electronic process by which shares may be purchased or redeemed, is referred to as “ACH.”

BEFORE YOU INVEST — DECIDING WHICH CLASS OF SHARES TO BUY
This Proxy Statement/Prospectus covers only Class A, Class C, Class I, Class R3 and Class R6 shares of the Acquiring Fund. Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Each share class of a MainStay Fund represents an interest in the same portfolio of securities, has the same rights and is identical in all respects to the other classes (unless otherwise disclosed in this Shareholder Guide), except that, to the extent applicable, each class also bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from the Fund’s sales arrangements and investor base. In addition, each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon the number of shares of a MainStay Fund you choose to purchase, how you wish to purchase shares of a MainStay Fund and the MainStay Fund in which you wish to invest, the share classes available to you may vary.
The decision as to which class of shares is best suited to your needs depends on a number of factors that you should consider and discuss with your financial adviser. Important factors you may wish to consider include, among others:
•
how much you plan to invest;

•
how long you plan to hold your shares;

•
the total expenses associated with each class of shares; and

•
whether you qualify for any reduction or waiver of the sales charge, if any, as discussed below in the section “Sales Charge Reductions and Waivers” and in Appendix A — Intermediary-Specific Sales Charge Waivers and Discounts.

The MainStay Funds, the Distributor and the Transfer Agent do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. A shareholder transacting in (or holding) Fund shares through an intermediary should carefully review the fees and expenses charged by the intermediary relating to holding and transacting in Fund shares. These fees and expenses, including commissions, may vary by intermediary and customers of certain intermediaries may be eligible only for the sales charge reductions or waivers set forth in Appendix A — Intermediary-Specific Sales Charge Waivers and Discounts. As a result, a shareholder purchasing or redeeming Fund shares through an intermediary may incur greater or lower costs than a shareholder purchasing or redeeming Fund shares through another intermediary or directly with the MainStay Funds. You may be required to pay a commission or other transaction charge to your financial intermediary when buying or selling shares of a share class that has no initial sales charge, contingent deferred sales charge, or asset-based fee for sales or distribution. These commissions or transaction charges are not reflected in the fee and expense table or expense examples for the share classes. The Funds make available other share classes that have different fees and expenses, which are disclosed and described in this Prospectus. Please contact your financial intermediary for more information on commissions or other transaction charges applicable to the purchase or redemption of shares of the Funds.
As with any business, operating a mutual fund involves costs. There are regular operating costs, such as investment advisory fees, marketing and distribution expenses, and custodial, transfer agency, legal and accounting fees, among others. These operating costs are typically paid from the assets of a MainStay Fund, and thus, all investors in the MainStay Fund indirectly share such costs. The expenses for each MainStay Fund are presented in the Funds’ respective Prospectuses in the tables entitled, “Fees and Expenses of the Fund,” under the heading, “Annual Fund Operating Expenses.” As the fee and expense tables show, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, such as distribution and/or service (12b-1) fees, the fees payable for transfer agency services or certain other expenses, the costs may be allocated differently among the share classes or among groups of share classes.
In addition to the direct expenses that a MainStay Fund bears, MainStay Fund shareholders indirectly bear the expenses of the other funds in which the MainStay Fund invests (“Underlying Funds”), where applicable. The tables entitled “Fees and Expenses of the Fund” reflect a MainStay Fund’s estimated indirect expenses from investing in Underlying Funds based on the allocation of the MainStay Fund’s assets among the Underlying Funds (if any) during the MainStay Fund’s most recent fiscal year. These expenses may be higher or lower over time depending on the actual investments of the MainStay Fund’s assets in the Underlying Funds and the actual expenses of the Underlying Funds.
In some cases, the Total Annual Fund Operating Expenses reflected in the tables entitled “Fees and Expenses of the Fund” may differ in part from the amounts shown in the Financial Highlights section of the applicable Prospectuses, which reflect only the operating expenses of a MainStay Fund for its prior fiscal year and do not include the MainStay Fund’s share of the fees and expenses of any Underlying Fund.
12b-1 and Shareholder Service Fees
Most significant among the class-specific costs are:
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Distribution and/or Service (12b-1) Fee — named after the SEC rule that permits their payment, 12b-1 fees are paid by a class of shares to compensate the Distributor for distribution and/or shareholder services such as marketing and selling MainStay Fund shares, compensating brokers and others who sell MainStay Fund shares, advertising, printing and mailing of prospectuses and responding to shareholder inquiries.

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Shareholder Service Fee — this fee covers certain services provided to retirement plans investing in Class R1, Class R2 and Class R3 shares that are not included under a MainStay Fund’s 12b-1 plan, such as certain account establishment and maintenance, order processing, and communication services.

An important point to keep in mind about 12b-1 fees and shareholder service fees, which are paid out of Fund assets on an ongoing basis, is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid. See “Information on Fees” in this section for more information about these fees.
Sales Charges
In addition to regular operating costs, there are costs associated with an individual investor’s transactions and account, such as the compensation paid to your financial adviser for helping you with your investment decisions. The MainStay Funds typically cover such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption. These charges and fees for each MainStay Fund are presented earlier in the respective Fund Prospectuses in the tables entitled, “Fees and Expenses of the Fund,” under the heading, “Shareholder Fees.” Such charges and fees include:
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Initial Sales Charge — also known as a “front-end sales load,” refers to a charge that is deducted from your initial investment in Investor Class and Class A shares that is used to compensate the Distributor and/or your financial adviser for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the initial amount invested in MainStay Fund shares.

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Contingent Deferred Sales Charge — also known as a “CDSC” or “back-end sales load,” refers to a charge that is deducted from the proceeds when you redeem MainStay Fund shares (that is, sell shares back to the MainStay Fund). The amount of CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of purchase, the Distributor typically pays your financial adviser a commission up-front. In part to compensate the Distributor for this expense, you will pay a higher ongoing 12b-1 fee over time for Class B or Class C shares. Subsequently, these fees may cost you more than paying an initial sales charge.

Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail later in this Shareholder Guide in the section “Information on Sales Charges.” Different intermediaries may impose different sales charges and make only specified waivers from sales charges available to their customers. These variations are described in Appendix A — Intermediary-Specific Sales Charge Waivers and Discounts. The following table provides a summary of the differences among share classes with respect to such fees and other important factors:

Summary of Important Differences Among Share Classes
	Class A	Investor Class	Class B(1)	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Initial sales charge	Yes	Yes	None	None	None	None	None	None	None
Contingent deferred sales charge	None(2)	None(2)	Sliding scale during the first six years after purchase	1% on sale of shares held for one year or less	None	None	None	None	None
Ongoing distribution and/or service (12b-1) fees	0.25%	0.25%	0.75% distribution and 0.25% service (1.00% total)	0.75% distribution and 0.25% service (1.00% total)	None	None	0.25%	0.25% distribution and 0.25% service (0.50% total)	None
Shareholder service fee	None	None	None	None	None	0.10%	0.10%	0.10%	None
Conversion feature	Yes(3)	Yes(3)	Yes(3)	Yes(3)	Yes(3)	Yes(3)	Yes(3)	Yes(3)	Yes(3)
Purchase maximum(4)	None	None	N/A	$1,000,000	None	None	None	None	None

(1)
Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

(2)
No initial sales charge applies on investments of  $1 million or more. However, for purchases of Class A and Investor Class shares of each Fund, a CDSC of 1.00% may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers — Waivers of Contingent Deferred Sales Charges” below.

(3)
See the sections discussing Share Class Considerations and the section entitled “Buying, Selling, Converting and Exchanging Fund Shares — Conversions Between Share Classes” for more information on the voluntary and/or automatic conversions that apply to each share class.

(4)
Does not apply to purchases by certain retirement plans.

The following discussion is not intended to be investment advice or a recommendation because each investor’s financial situation and considerations are different. Please discuss your situation with your financial adviser. Generally, however, Investor Class shares or Class A shares are more economical if you intend to invest larger amounts and hold your shares long-term (more than six years). Class C shares may be more economical if you intend to hold your shares for a shorter term (six years or less). Class I and Class R6 shares are the most economical, regardless of amount invested or intended holding period. Class I shares are offered only to certain institutional investors or through certain financial intermediary accounts or retirement plans. Class R6 shares are generally available only to certain retirement plans held with a MainStay Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the MainStay Fund). Class R1, R2 and R3 shares are available only to certain employer-sponsored retirement plans.
If the share class that is most economical for you, given your individual financial circumstances and goals, is not offered through your financial intermediary and you are otherwise eligible to invest in that share class, you can open an account and invest directly in the MainStay Funds by submitting an application. Please see the section entitled “How to Open Your Account” in this Shareholder Guide and the SAI for details.
Investor Class Share Considerations
•
Your Investor Class shares may convert automatically to Class A shares. Investor Class share balances are examined Fund-by-Fund on a quarterly basis. If, at that time, the value of your Investor Class shares in any one MainStay Fund equals or exceeds $15,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay’s systematic withdrawal plan or systematic exchange program), whether by shareholder action or change in market value, or if you have otherwise become eligible to invest in Class A shares, your Investor Class shares of that MainStay Fund will be automatically converted into Class A shares.

Eligible Investor Class shares may also convert upon request. Please note that, in most cases, you may not aggregate your holdings of Investor Class shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) to qualify for this conversion feature. Certain holders of Investor Class shares are not subject to this automatic conversion feature. For more information, please see the SAI.
•
Please also note that if your account balance falls below $15,000, whether by shareholder action or change in market value, after conversion to Class A shares or you otherwise no longer qualify to hold Class A shares, your account may be converted automatically to Investor Class shares. Please see “Class A Share Considerations” for more details.

•
Investor Class shares generally have higher expenses than Class A shares. By maintaining your account balance in a MainStay Fund at or above $15,000, you will continue to be eligible to hold Class A shares of the MainStay Fund. If the value of your account is below this amount, you may consider increasing your account balance to meet this minimum to qualify for Class A shares. In addition, if you have accounts with multiple MainStay Funds whose values aggregate to at least $15,000, you may consider consolidating your accounts into a MainStay Asset Allocation Fund account to qualify for Class A shares, if such action is consistent with your investment program.

•
Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.

•
When you invest in Investor Class shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge varies based on the size of your investment (see “Information on Sales Charges”). We also describe below how you may reduce or eliminate the initial sales charge (see “Sales Charge Reductions and Waivers”).

•
Since some of your investment goes to pay an upfront sales charge when you purchase Investor Class shares, you will purchase fewer shares than you would with the same investment in certain other share classes. However, the net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with each such class. Likewise, the NAV of the Class C shares generally will be reduced by such class specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C shares will be lower than that of Investor Class shares. As a result, you are usually better off purchasing Investor Class shares rather than Class C shares and paying an up-front sales charge if you:

—
plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C shares may eventually exceed the cost of the up-front sales charge; or

—
qualify for a reduced or waived sales charge.

Class A Share Considerations
•
Generally, Class A shares have a minimum initial investment amount of  $15,000 per MainStay Fund. Class A share balances are examined Fund-by-Fund on a semi-annual basis. If at that time the value of your Class A shares in any one MainStay Fund is less than $15,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay’s systematic withdrawal plan or systematic exchange program), whether by shareholder action or change in market value, or if you are otherwise no longer eligible to hold Class A shares, your Class A shares of that MainStay Fund will be converted automatically into Investor Class shares. Please note that you may not aggregate holdings of Class A shares in multiple MainStay

Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) in order to avoid this conversion feature. Certain holders of Class A shares are not subject to this automatic conversion feature. For more information, please see the SAI.
•
Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.

•
When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see “Information on Sales Charges”). We also describe below how you may reduce or eliminate the initial sales charge (see “Sales Charge Reductions and Waivers”).

•
Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you will purchase fewer shares than you would with the same investment in other share classes. However, the net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with each such class. Likewise, the NAV of the Class C shares generally will be reduced by such class specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C shares will be lower than that of Class A shares. As a result, you are usually better off purchasing Class A shares rather than Class C shares and paying an up-front sales charge if you:

—
plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C shares may eventually exceed the cost of the up-front sales charge; or

—
qualify for a reduced or waived sales charge.

Class B Share Considerations
•
Effective February 28, 2017, Class B shares of the MainStay Funds were closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other MainStay Funds as permitted by the applicable exchange privileges. Class B shareholders will continue to be subject to any applicable contingent deferred sales charge at the time of redemption. All other features of Class B shares, including but not limited to the fees and expenses applicable to Class B shares, will remain unchanged. Unless redeemed, Class B Shares shareholders will remain in Class B shares of their respective Fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.

•
When Class B shares were offered, no initial sales charge was incurred upon investment in Class B shares. However, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment. Over time these fees may cost you more than paying an initial sales charge on Investor Class or Class A shares. Consequently, it is important that you consider your investment goals and the length of time you intend to hold your shares when comparing your share class options.

•
You should consult with your financial adviser to assess your Class B share investments in light of your particular circumstances.

•
In most circumstances, you will pay a CDSC if you sell Class B shares within six years of buying them (see “Information on Sales Charges”).

•
Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on an investment.

•
If you intend to hold your shares less than six years Class C shares will generally be more economical than Class B shares of most MainStay Funds.

•
When you sell Class B shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•
Class B shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets. Exchanging Class B shares into the MainStay Money Market Fund may impact your eligibility to convert at the end of the calendar quarter, eight years after the date they were purchased. Please see “Exchanging Shares Among MainStay Funds” for more information.

•
Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert proportionately with the shares that are converting.

Class C Share Considerations
•
You pay no initial sales charge on an investment in Class C shares. However, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment.

•
In most circumstances, you will pay a 1.00% CDSC if you redeem shares held for one year or less. Exchanging Class C shares may impact your holding period. Please see “Exchanging Shares Among MainStay Funds” for more information.

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When you sell Class C shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•
Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets Exchanging Class C shares into the MainStay Money Market Fund and/or holding Class C shares through a financial intermediary in an omnibus account may impact your eligibility to convert at the end of the calendar quarter, ten years after the date they were purchased. Please see “Conversions Between Share Classes” for more information.

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Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature.

•
The MainStay Funds will generally not accept a purchase order for Class C shares in the amount of  $1,000,000 or more.

Class I Share Considerations
•
You pay no initial sales charge or CDSC on an investment in Class I shares.

•
You do not pay any ongoing distribution and/or service (12b-1) fees.

•
You may buy Class I shares if you are an:

—
Institutional Investor

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Certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through the Distributor or its affiliates;

•
Certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;

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Clients transacting through financial intermediaries that purchase Class I shares through: (i) fee-based accounts that charge such clients an ongoing fee for advisory, investment, consulting or similar services; (ii) a no-load network or platform that has entered into an agreement with the Distributor or its affiliates to offer Class I shares through a no-load network or platform; or (iii) brokerage accounts held at a broker that charges such clients transaction fees.

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Individual Investor who is initially investing at least $1 million in any single MainStay Fund: (i) directly with the MainStay Fund; or (ii) through certain private banks and trust companies that have an agreement with the Distributor or its affiliates.

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Existing Class I Shareholder; or

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Existing or retired MainStay Funds Trustee, current Portfolio Manager of a MainStay Fund or an employee of a Subadvisor.

•
The MainStay asset allocation funds may invest in Class I shares, if Class R6 shares for a Fund are unavailable.

Class R1, Class R2, Class R3 and Class R6 Share Considerations
•
You pay no initial sales charge or CDSC on an investment in Class R1, Class R2, Class R3 or Class R6 shares.

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You pay ongoing shareholder service fees for Class R1, Class R2 and Class R3 shares. You also pay ongoing distribution and/or service (12b-1) fees for Class R2 and Class R3 shares.

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You do not pay ongoing shareholder service fees or ongoing distribution and/or service fees (12b-1) fees for Class R6 shares.

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Class R1, Class R2 and Class R3 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with the Distributor, including:

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Section 401(a) and 457 plans;

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Certain Section 403(b)(7) plans;

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Section 401(k), profit sharing, money purchase pension, Keogh and defined benefit plans; and

—
Non-qualified deferred compensation plans.

•
Generally, Class R6 shares are only available to certain employer-sponsored retirement plans held with a Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund) that have a service arrangement with the Distributor or its affiliate, such as Section 401(k), profit sharing, money purchase pension and defined benefit plans. However, the Fund reserves the right in its sole discretion to waive this eligibility requirement.

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The MainStay asset allocation funds may invest in Class R6 shares, if available.

INVESTMENT MINIMUMS AND ELIGIBILITY REQUIREMENTS
The following minimums apply if you are investing in a MainStay Fund. A minimum initial investment amount may be waived for purchases by the Trustees and directors and employees of New York Life and its affiliates and subsidiaries. The MainStay Funds may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion. Please see the SAI for additional information.

Investor Class Shares
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$1,000 minimum for initial and $50 minimum for subsequent purchases, or

•
if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class A Shares
•
$15,000 minimum initial investment with no minimum subsequent purchase amount requirement.

Please note that if at any time you hold any class of shares other than Class A shares, your holdings in the MainStay Money Market Fund will immediately become subject to the applicable investment minimums, subsequent purchase minimums and subsequent conversion features for Class A shares.
Broker/dealers (and their affiliates) or certain service providers with customer accounts that trade primarily on an omnibus level or through the National Securities Clearing Corporation’s Fund/SERV network (Levels 1 – 3 only); certain retirement plan accounts, including investment only plan accounts; directors and employees of New York Life and its affiliates; investors who obtained their Class A shares through certain reorganizations (including holders of Class P shares of any of the predecessor funds to the MainStay Epoch Funds as of November 16, 2009); and subsidiaries and employees of the Subadvisors are not subject to the minimum investment requirement for Class A shares. See the SAI for additional information.
Class C Shares
•
$1,000 minimum for initial and $50 minimum for subsequent purchases, or

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if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases.

Investors who obtained their Class C shares through certain reorganizations are not subject to the minimum investment requirements for Class C shares. See the SAI for additional information.
Class I Shares
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Individual Investors — $1 million minimum for initial purchases and no minimum subsequent purchase amount; and

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Institutional Investors, the MainStay Funds’ existing and retired Trustees, current Portfolio Managers of the MainStay Funds and employees of Subadvisors — no minimum initial or subsequent purchase amounts.

Please note that Class I shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.
Investors who obtained their Class I shares through certain reorganizations are not subject to the minimum investment requirement for Class I shares. See the SAI for additional information.
Class R1, Class R2, Class R3 and Class R6 Shares
If you are eligible to invest in Class R1, Class R2, Class R3 or Class R6 shares of the MainStay Funds, there are no minimum initial or subsequent purchase amounts.
INFORMATION ON SALES CHARGES
The MainStay Funds make available (free of charge) information regarding sales charges at nylinvestments.com/funds/prices.

Investor Class Shares and Class A Shares
The initial sales charge you pay when you buy Investor Class shares or Class A shares differs depending upon the amount you invest, as indicated in the following table. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under “Sales Charge Reductions and Waivers” or for shares purchased or accounts held through particular financial intermediaries as set forth in Appendix A — Intermediary-Specific Sales Charge Waivers and Discounts. Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or paid to your financial intermediary firm as a concession.
Purchase amount	Sales charges as a percentage of(1)		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	5.50%	5.82%	4.75%
$50,000 to $99,999	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more(2)	None	None	None

(1)
The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

(2)
No sales charge applies on investments of  $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers — Waivers of Contingent Deferred Sales Charges” below.

Sales charges that are specific to customers of a specific intermediary are set forth in Appendix A — Intermediary-Specific Sales Charge Waivers and Discounts.
Class B Shares
Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Class B shares were sold without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds, except under circumstances described below. Additionally, Class B shares have higher ongoing distribution and/or service (12b-1) fees and, over time, these fees may cost you more than paying an initial sales charge. The Class B share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class B shares. The amount of the CDSC will depend on the number of years you have held the shares that you are redeeming, according to the following schedule:
All MainStay Funds which offer Class B Shares
For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge
First year	5.00%
Second year	4.00%
Third year	3.00%
Fourth year	2.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	None

Class C Shares
Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described below. Additionally, Class C shares have higher ongoing distribution and/or service (12b-1) fees and, over time, these fees may cost you more than paying an initial sales charge. The Class C share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares.
Computing Contingent Deferred Sales Charge on Class B and Class C Shares
A CDSC may be imposed on redemptions of Class B and Class C shares, at the rates previously described, at the time of any redemption by a shareholder that reduces the current value of the shareholder’s Class B or Class C share account to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years or Class C shares during the preceding year. The CDSC is calculated based on the lesser of the offering price or the market value of the shares being sold. The MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.
For example, no CDSC will be imposed to the extent that the NAV of the Class B or Class C shares redeemed does not exceed:
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the current aggregate NAV of Class B or Class C shares of the MainStay Fund purchased more than six years prior to the redemption for Class B shares or more than one year prior to the redemption for Class C shares; plus

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the current aggregate NAV of Class B or Class C shares of the MainStay Fund purchased through reinvestment of dividends or capital gain distributions; plus

•
increases in the NAV of the investor’s Class B or Class C shares of the MainStay Fund above the total amount of payments for the purchase of Class B or Class C shares of the MainStay Fund made during the preceding six years for Class B shares or one year for Class C shares.

There are exceptions, which are described below.
Further information regarding sales charges is available in the SAI.
SALES CHARGE REDUCTIONS AND WAIVERS
The MainStay Funds make available (free of charge) information regarding sales charge reductions and waivers on our website at nylinvestments.com/funds/prices.
Reducing the Initial Sales Charge on Investor Class Shares and Class A Shares
You may be eligible to buy Investor Class and Class A shares of the MainStay Funds at one of the reduced sales charge rates shown in the tables above through a Right of Accumulation or a Letter of Intent, as briefly described below. You may also be eligible for a waiver of the initial sales charge as set forth below or in Appendix A — Intermediary-Specific Sales Charge Waivers and Discounts. Each MainStay Fund reserves the right to modify or eliminate these programs at any time. However, please note the Right of Accumulation or Letter of Intent may only be used to reduce sales charges and may not be used to satisfy investment minimums or to avoid the automatic conversion feature of Investor Class or Class A shares.
•
Right of Accumulation

A Right of Accumulation allows you to reduce the initial sales charge as shown in the tables above by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Investor Class, Class A, Class B, or Class C shares of most MainStay Funds. You may not include investments of previously non-commissioned shares in the MainStay Money Market Fund, investments in Class I shares, or your interests in any MainStay Fund held through a 401(k) plan or other employee benefit plan. For example, if you currently own

$45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $15,000 in a MainStay Fund, using your Right of Accumulation you can invest that $15,000 in Investor Class or Class A shares and pay the reduced sales charge rate normally applicable to a $110,000 investment. For more information please see the SAI.
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Letter of Intent

Whereas the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse or children under age 21 intend to make in the near future. A Letter of Intent is a written statement of your intention to purchase Investor Class, Class A or Class C shares of one or more MainStay Funds (excluding investments of non-commissioned shares in the MainStay Money Market Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Investor Class or Class A shares of the MainStay Funds purchased during that period. You can also apply a Right of Accumulation to these purchases.
Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares purchased. A certain portion of your shares will be held in escrow by the Transfer Agent for this purpose. For more information please see the SAI.
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Your Responsibility

To receive the reduced sales charge, you must inform the Transfer Agent of your eligibility and holdings at the time of your purchase if you are buying shares directly from the MainStay Funds. If you are buying MainStay Fund shares through a financial intermediary firm, you must tell your financial adviser of your eligibility for a Right of Accumulation or a Letter of Intent at the time of your purchase.
To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Transfer Agent or your financial adviser a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse or your children under age 21, as described above. The Transfer Agent or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current NAV per share to determine what Investor Class or Class A sales charge rate you may qualify for on your current purchase. If you do not inform the Transfer Agent or your financial adviser of all of your MainStay Fund holdings or planned MainStay Fund purchases that make you eligible for a sales charge reduction or do not provide requested documentation, you may not receive the discount to which you are otherwise entitled.
“Spouse,” with respect to a Right of Accumulation and Letter of Intent, is defined as the person to whom you are legally married. We also consider your spouse to include one of the following: (i) an individual of the same gender with whom you have been joined in a civil union or legal contract similar to marriage; (ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or (iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.
Purchases at Net Asset Value
A Fund’s Class A shares may be purchased at NAV, without payment of any sales charge, by its current and former Trustees; New York Life and its subsidiaries and their employees, officers, directors, or agents or former employees (and immediate family members); individuals and other types of accounts purchasing through “wrap fee” or other programs sponsored by a financial intermediary firm; employees (and immediate family members) of the Subadvisors; any employee or registered representative of a financial intermediary firm (and immediate family members) and any employee of DST Asset Manager Solutions, Inc. that is assigned to the Fund. Class A shares or Investor Class shares may be purchased without an initial sales load by qualified tuition programs operating under Section 529 of the Internal Revenue Code.
There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.
Class A shares of the MainStay Funds also may be purchased at NAV, without payment of any sales charge, by shareholders:
(i)
who owned Service Class shares of a series of Eclipse Trust (the predecessor trust for certain Funds) or certain series of MainStay Funds Trust, as of December 31, 2003, and who are invested directly with and have maintained their account with the Fund; and

(ii)
who owned Class P shares of certain Epoch Funds as of the closing date of their reorganization and who are invested directly with and have maintained their account with the Funds.

Purchases Through Financial Intermediaries
The MainStay Funds have authorized financial intermediary firms (such as a broker/dealers, financial advisers or financial institutions), and other intermediaries that the firms may designate, to accept orders. When an authorized firm or its designee has received your order, together with the purchase price of the shares, it is considered received by the MainStay Funds and will be priced at the next computed NAV. Financial intermediary firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts, share class eligibility and exchange privileges.
Please read your financial intermediary firm’s program materials for any special provisions or additional service features that may apply to investing in the MainStay Funds through the firm.
The availability of initial sales charge waivers (and discounts) may depend on the particular financial intermediary or type of account through which you purchase MainStay Fund shares.   The MainStay Funds’ initial sales charge waivers disclosed in this Prospectus and the SAI are available through financial intermediaries. The initial sales charge waivers available only to customers of certain other financial intermediaries are set forth in Appendix A — Intermediary-Specific Sales Charge Waivers and Discounts to this Prospectus. For these customers, the sales charge waivers offered by the MainStay Funds may not be available for transactions through the intermediary. Please contact your financial intermediary regarding the availability of applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.
Contingent Deferred Sales Charge on Certain Investor Class and Class A Share Redemptions
For purchases of Class A and Investor Class shares of each MainStay Fund, a CDSC of 1.00% may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers — Waivers of Contingent Deferred Sales Charges” below.
Waivers of Contingent Deferred Sales Charges
A CDSC may not be imposed on redemptions of Class A and Investor Class shares purchased at NAV through financial intermediaries or by persons that are affiliated with New York Life or its affiliates. Any applicable CDSC on Class A and Investor Class shares may be waived for redemptions made through a financial intermediary firm that has waived its finder’s fee or other similar compensation.
In addition, the CDSC on subject Class A, Investor Class, Class B and Class C shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, Qualified Domestic Relations Orders (“QDROs”) and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum

Distributions (based on MainStay holdings only) at age 70 1∕2 for IRA and 403(b)(7) TSA participants; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company or an affiliate as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under Section 664 of the Internal Revenue Code for accounts held directly with a MainStay Fund; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan for accounts held directly with the Fund used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic systematic withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder’s Class A, Investor Class, Class B and Class C shares in a Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; and (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates.
The availability of contingent deferred sales charge waivers may depend on the particular financial intermediary or type of account through which you purchase or hold MainStay Fund shares.   The MainStay Funds’ contingent deferred sales charge waivers disclosed in this Prospectus and the SAI are available through financial intermediaries. The contingent deferred sales charge waivers available through certain other financial intermediaries are set forth in Appendix A — Intermediary-Specific Sales Charge Waivers and Discounts to this Prospectus. Please contact your financial intermediary regarding applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.
For information about these considerations, call your financial adviser or the Transfer Agent toll free at 800-624-6782; see our website at nylinvestments.com/funds/prices; and read the information under “Purchase, Redemption, Exchanges and Repurchase — Contingent Deferred Sales Charge, Investor Class and Class A” in the SAI.
INFORMATION ON FEES
Rule 12b-1 Plans
Each MainStay Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for certain classes of shares pursuant to which distribution and/or service (12b-1) fees are paid to the Distributor. Rule 12b-1 fees are calculated and accrued daily and paid monthly. The Investor Class, Class A and Class R2 12b-1 plans typically provide for payment for distribution and/or service activities of up to 0.25% of the average daily net assets of Investor Class, Class A or Class R2 shares, respectively. The Class B and Class C 12b-1 plans each provide for payment of 0.75% for distribution and/or 0.25% for service activities for a total 12b-1 fee of up to 1.00% of the average daily net assets of Class B and Class C shares, respectively. The Class R3 12b-1 plan typically provides for payment of 0.25% for distribution and/or 0.25% for service activities for a total 12b-1 fee of up to 0.50% of the average daily net assets of Class R3 shares. The distribution activities paid for by this distribution fee are those activities that are primarily intended to result in the sale of MainStay Fund shares. The service activities paid for by this service fee are personal shareholder services and maintenance of shareholder accounts. The portion of the 12b-1 fee dedicated to service activities is in addition to the 0.10% of annual net assets paid from the Shareholder Services Plan, with regard to certain classes, as discussed in the section entitled “Shareholder Services Plans.” The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because 12b-1 fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than some types of sales charges.

Shareholder Services Plans
Each MainStay Fund that offers Class R1, Class R2 or Class R3 shares has adopted a Shareholder Services Plan with respect to those classes. Under the terms of the Shareholder Services Plans, each MainStay Fund’s Class R1, Class R2 or Class R3 shares are authorized to pay to New York Life Investments, its affiliates or independent third-party service providers, as compensation for services rendered to the shareholders of the Class R1, Class R2 or Class R3 shares, a shareholder service fee at the rate of 0.10% on an annualized basis of the average daily net assets of Class R1, Class R2 or Class R3 shares of such MainStay Fund.
Pursuant to the Shareholder Services Plans, each MainStay Fund’s Class R1, Class R2 or Class R3 shares may pay for shareholder services or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase and redemption orders, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. Because service fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than certain types of sales charges. With respect to the Class R2 and R3 shares, these services are in addition to those services that may be provided under the Class R2 or Class R3 12b-1 plan.
Small Account Fee
Several of the MainStay Funds have a relatively large number of shareholders with small account balances. Small accounts increase the transfer agency expenses borne by the Funds. In an effort to reduce total transfer agency expenses, the MainStay Funds have implemented a small account fee. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of  $20 (assessed semi-annually, as discussed below). The fee may be deducted directly from your account balance. This small account fee will not apply to certain types of accounts including:
•
Class A share, Class B share, Class I share, Class R1 share, Class R2 share, Class R3 share and Class R6 share accounts, retirement plan services bundled accounts and investment-only retirement accounts;

•
accounts with active AutoInvest plans where the MainStay Funds deduct funds directly from the client’s checking or savings account;

•
New York Life Investments SIMPLE IRA Plan Accounts and SEP IRA Accounts that have been funded/established for less than 1 year;

•
certain 403(b)(7) accounts;

•
accounts serviced by unaffiliated financial intermediary firms or third-party administrators (other than New York Life Investments SIMPLE IRA Plan Accounts); and

•
certain Investor Class accounts where the small account balance is due solely to the conversion from Class C shares.

This small account fee will be deducted in $10 increments on or about March 1st and September 1st of each year. For accounts with balances of less than $10, the remaining balance will be deducted and the account will be closed. The MainStay Funds may, from time to time, consider and implement additional measures to increase the average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the MainStay Funds by calling toll-free 800-624-6782 for more information.
COMPENSATION TO FINANCIAL INTERMEDIARY FIRMS
Financial intermediary firms and their associated financial advisers are paid in different ways for the services they provide to the MainStay Funds and shareholders. Such compensation may vary depending upon the financial intermediary firm, the MainStay Fund sold, the amount invested, the share class sold, the amount of time that shares are held and/or the services provided by the particular financial intermediary firm.

The Distributor may pay sales concessions to financial intermediary firms, as described in the tables under “Information on Sales Charges” above, on the purchase price of Investor Class or Class A shares sold subject to a sales charge. The Distributor retains the difference, if any, between the sales charge that you pay and the portion that it pays to financial intermediary firms as a sales concession. The Distributor and/or an affiliate, from its/their own resources, also may pay a finder’s fee or other compensation up to 1.00% of the purchase price of Investor Class or Class A shares, sold at NAV, to financial intermediary firms at the time of sale. The Distributor may pay a sales concession of up to 1.00% on purchases of Class C shares to financial intermediary firms at the time of sale.
For share classes that have adopted a 12b-1 plan, the Distributor may also pay, pursuant to the 12b-1 plan, distribution-related and other service fees to qualified financial intermediary firms for providing certain services.
In addition to the payments described above, the Distributor and/or an affiliate may pay from its/their own resources additional fees to certain financial intermediary firms, including an affiliated broker/dealer, in connection with the sale of any class of MainStay Fund shares (other than Class R6) and/or shareholder or account servicing arrangements. The amount paid to financial intermediary firms pursuant to these sales and/or servicing fee arrangements varies and may involve payments of up to 0.25% on new sales and/or up to 0.35% annually on assets held or fixed dollar amounts according to the terms of the agreement between the Distributor and/or its affiliate and the financial intermediary. The Distributor or an affiliate may make these payments based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary and the quality of the overall relationship with the financial intermediary. Such payments may qualify a MainStay Fund for preferred status with the financial intermediary receiving the payments or provide the representatives of the Distributor with access to representatives of the financial intermediary’s sales force, in some cases on a preferential basis over the mutual funds and/or representatives of the Funds’ competitors.
The Distributor, from its own resources or from those of an affiliate, also may reimburse financial intermediary firms in connection with their marketing activities supporting the MainStay Funds. To the extent permitted under applicable SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisers and may make other payments or allow other promotional incentives or payments to financial intermediaries.
Wholesaler representatives of the Distributor communicate with financial intermediary firms on a regular basis to educate their financial advisers about the MainStay Funds and to encourage the advisers to recommend the purchase of MainStay Fund shares to their clients. The Distributor, from its own resources or from those of an affiliate, may absorb the costs and expenses associated with the marketing efforts of these firms and financial advisers, which may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the MainStay Funds, which may vary based on the MainStay Funds being promoted and/or which financial intermediary firms and/or financial advisers are involved in selling MainStay Fund shares or are listed on MainStay Fund accounts.
To the extent that financial intermediaries receiving payments from the Distributor or an affiliate sell more shares of the MainStay Funds or retain more shares of the MainStay Funds for their clients’ accounts, New York Life Investments and its affiliates benefit from the incremental management and other fees they receive with respect to those assets.
In addition to the payments described above, NYLIM Service Company or an affiliate may make payments to financial intermediary firms that provide sub-transfer agency and other administrative services in addition to supporting distribution of the MainStay Funds. NYLIM Service Company uses a portion of the transfer agent fees it receives from the MainStay Funds to make these sub-transfer agency and other administrative payments. To the extent that the fee amounts payable by NYLIM Service Company or an affiliate for such sub-transfer agency and other administrative services exceed the corresponding transfer agent fees that the MainStay Funds pay to NYLIM Service Company, then NYLIM Service Company or an affiliate will pay the difference from its own resources. In connection with these arrangements, NYLIM Service Company may retain a portion of the fees for the sub-transfer agency oversight, support and administrative services it provides.
For Class R6 shares, no compensation, administrative payments, sub-transfer agency payments or service payments are paid to financial intermediary firms from MainStay Fund assets or the Distributor’s or an affiliate’s resources. Class R6 shares do not provide for the payment of sales commissions, Rule 12b-1 fees, or other compensation to financial intermediaries for their efforts in assisting in the sale of, or in selling the MainStay Fund’s shares.
Although financial firms that sell MainStay Fund shares may execute brokerage transactions for a MainStay Fund’s portfolio, the MainStay Funds, New York Life Investments and the Subadvisors do not consider the sale of MainStay Fund shares as a factor when choosing financial firms to effect portfolio transactions for the MainStay Funds.
The types and amounts of payments described above can be significant to the financial intermediary. Payments made from the Distributor’s or an affiliate’s resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisers may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of MainStay Fund shares. Payments made from the Distributor’s or an affiliate’s own resources are not reflected in tables in the “Fees and Expenses of the Fund” section of the Prospectus because the payments are not made by the MainStay Funds.
For more information regarding the types of compensation described above, see the SAI or consult with your financial intermediary firm or financial adviser. You should also review carefully any disclosure by your financial intermediary firm as to compensation received by that firm and/or your financial adviser.
BUYING, SELLING, CONVERTING AND EXCHANGING MAINSTAY FUND SHARES HOW TO OPEN YOUR ACCOUNT
Investor Class, Class A or Class C Shares
Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment to your financial adviser or directly to MainStay Funds, P.O. Box 219003, Kansas City, Missouri 64121-9000. Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please note that if you select Class A shares on your application and you are not eligible to invest in Class A shares, we will treat your application as being in good order but will invest you in Investor Class shares of the same MainStay Fund. Similarly, if you select Investor Class shares and you are eligible to invest in Class A shares we will treat your application as being in good order, but will invest you in Class A shares of the same MainStay Fund.

Good order means all the necessary information, signatures and documentation have been fully completed. With respect to a redemption request, good order generally means that a letter must be signed by the record owner(s) exactly as the shares are registered, and a Medallion Signature Guarantee may be required. See “Medallion Signature Guarantees” below. In cases where a redemption is requested by a corporation, partnership, trust, fiduciary or any other person other than the record owner, written evidence of authority acceptable to NYLIM Service Company must be submitted before the redemption request will be processed.

Class I, Class R1, Class R2, Class R3 and Class R6 Shares
If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan, Keogh or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I, Class R1, Class R2, Class R3 or Class R6 shares of the MainStay Funds.
If you are investing through a financial intermediary firm, the firm will assist you with opening an account.
All Classes
You buy shares at NAV (plus, for Investor Class and Class A shares, any applicable front-end sales charge). NAV is generally calculated by each MainStay Fund as of the Fund’s close (usually 4:00 pm Eastern time) on the Exchange every day the Exchange is open. The MainStay Funds do not usually calculate their NAVs on days when the Exchange is scheduled to be closed. When you buy shares, you must pay the NAV next calculated after we receive your purchase request in good order. Alternatively, the MainStay Funds have arrangements with certain financial intermediary firms whereby purchase requests through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a MainStay Fund’s NAV next computed after receipt in good order of the purchase request by these entities. Such financial intermediary firms are responsible for timely and accurately transmitting the purchase request to the MainStay Funds.
If the Exchange is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the Exchange has an unscheduled early closing on a day it has opened for business, a MainStay Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as New York Life Investments believes there generally remains an adequate market to obtain reliable and accurate market quotations. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, a MainStay Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate a Fund’s NAV as of, such earlier closing time.
When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account. Please note that your bank may charge a fee for wire transfers.
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the MainStay Funds, or your financial adviser on their behalf, must obtain the following information for each person who opens a new account:
•
Name;

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Date of birth (for individuals);

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Residential or business street address (although post office boxes are still permitted for mailing); and

•
Social security number or taxpayer identification number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Certain information regarding beneficial ownership will be verified, including information about the identity of beneficial owners of such entities.
Federal law prohibits the MainStay Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the MainStay Funds may restrict your ability to purchase additional shares until your identity is verified, and, for legal entities, the identity of beneficial owners. The MainStay Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, and the MainStay Funds, New York Life Investments and its affiliates and the Board will not be responsible for any loss in your account or tax liability resulting therefrom.
CONVERSIONS BETWEEN SHARE CLASSES
In addition to any automatic conversion features described above in this Shareholder Guide with respect to Investor Class, Class A, Class B and Class C shares, you generally may also elect on a voluntary basis to convert, for example:
•
Investor Class shares into Class A shares, or Investor Class shares that are no longer subject to a CDSC into Class I shares, of the same MainStay Fund, subject to satisfying the eligibility requirements of Class A or Class I shares.

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Class A shares that are no longer subject to a CDSC into Class I shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class I shares.

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Class C shares that are no longer subject to a CDSC into Class A or Class I shares of the same MainStay Fund to facilitate participation in a fee-based advisory program, subject to satisfying the eligibility requirements of Class A or Class I shares.

Also, you generally may elect on a voluntary basis to convert your Investor Class, Class A or Class C shares that are no longer subject to a CDSC, or Class I, Class R1, Class R2 or Class R3 shares, into Class R6 shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class R6 shares.
These limitations do not impact any automatic conversion features described elsewhere in this Shareholder Guide with respect to Investor Class, Class A, Class B and Class C shares. An investor may directly or through his or her financial intermediary contact the MainStay Funds to request a voluntary conversion between share classes of the same MainStay Fund as described above. You may be required to provide sufficient information to establish eligibility to convert to the new share class. Class B shares are ineligible for a voluntary conversion. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If you fail to remain eligible for the new share class, you may be converted automatically back to your original share class. Although the MainStay Funds expect that a conversion (or intra-MainStay Fund exchange) between share classes of the same MainStay Fund should not result in the recognition of a gain or loss for tax purposes, you should consult with your own tax adviser with respect to the tax treatment of your investment in a MainStay Fund. The MainStay Funds may change, suspend or terminate this conversion feature at any time.
Class C shares held through a financial intermediary in an omnibus account will be converted into Class A shares or Investor Class shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, for example, when shares are invested through retirement plans or omnibus accounts, a financial intermediary may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares or Investor Class shares. Thus, the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. In these circumstances, a Fund may not be able to automatically convert Class C shares into Class A shares or Investor Class shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or its financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares or Investor Class shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. For clients of financial intermediaries, it is the financial intermediary’s responsibility (and not the Funds’) to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Following a share class conversion (or other similar shareholder transaction event, such as an intra-MainStay Fund exchange), the ongoing fees and expenses of the new share class will differ from and may be higher or lower than those of the share class that you previously held. You should carefully review information in this Prospectus relating to the new share class, including the fees, expenses and features of the new share class, or contact your financial intermediary for more information.
You should also consult your financial intermediary to learn more about the details of these types of shareholder transaction events for Fund shares held through the intermediary.
Opening Your Account — Individual Shareholders
	How	Details
By wire:	You or your financial adviser should call us toll-free at 800-624-6782 to obtain an account number and wiring instructions. Wire the purchase amount to:	Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.
State Street Bank and Trust Company • ABA #011-0000-28 • MainStay Funds (DDA #99029415) • Attn: Custody and Shareholder Services
The wire must include:
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name(s) of investor(s);

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your account number; and

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MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer. An application must be received by NYLIM Service Company within three business days.

By mail:
Return your completed MainStay Funds Application with a check for the amount of your investment to:
MainStay Funds
P.O. Box 219003
Kansas City, MO 64121-9000
Send overnight orders to:
MainStay Funds
430 West 7th Street, Suite 219003
Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.
Be sure to write on your check:
•
name(s) of investor(s); and

•
MainStay Fund name and share class.

Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please take note of the applicable minimum investment amounts for your Fund and share class.
•
The maximum ACH purchase amount is $100,000.

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If the bank information section of your application is not completed in its entirety, we will be unable to process your initial deposit.

Buying additional shares of the MainStay Funds — Individual Shareholders
	How	Details
By wire:	Wire the purchase amount to: State Street Bank and Trust Company • ABA #011-0000-28 • MainStay Funds (DDA #99029415) • Attn: Custody and Shareholder Services
Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.
The wire must include:
•
name(s) of investor(s);

•
your account number; and

•
MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer.

By phone:	Call, or have your financial adviser call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open to make an ACH purchase.
Eligible investors can purchase shares by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.
•
The maximum ACH purchase amount is $100,000.

•
We must have your bank information on file.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407
Make your check payable to MainStay Funds. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.
Be sure to write on your check:
•
name(s) of investor(s);

•
your account number; and

•
MainStay Fund name and share class.

By internet:	Visit us at nylinvestments.com/funds
Eligible investors can purchase shares via ACH by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.
•
The maximum ACH purchase amount is $100,000.

•
We must have your bank information on file.

Selling Shares — Individual Shareholders
	How	Details
By contacting your financial adviser:		• You may sell (redeem) your shares through your financial adviser or by any of the methods described below.
By phone:	To receive proceeds by check: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available.
•
Generally, after receiving your sell order by phone, we will send a check to the account owner at the owner’s address of record the next business day, although it may take up to seven days to do so. Generally, we will not send checks to addresses on record for 30 days or less.

•
The maximum order we can process by phone is $100,000.

To receive proceeds by wire: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.
•
Generally, after receiving your sell order by phone, we will send the proceeds by bank wire to your bank account on file the next business day, although it may take up to seven days to do so. Your bank may charge you a fee to receive the wire transfer.

•
We must have your bank account information on file.

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There is an $11 fee for wire redemptions, except no fee applies to redemptions of Class I shares.

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Generally, the minimum wire transfer amount is $1,000.

To receive proceeds electronically by ACH: Call us toll-free at 800-624-6782between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.
•
Generally, after receiving your sell order by phone, we will send the proceeds by ACH transfer to your designated bank account on file the next business day, although it may take up to seven days to do so.

•
We must have your bank account information on file.

•
After we initiate the ACH transfer, proceeds may take 2 – 3 business days to reach your bank account.

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The MainStay Funds do not charge fees for ACH transfers.

•
The maximum ACH transfer amount is $100,000.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407
Write a letter of instruction that includes:
•
your name(s) and signature(s);

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your account number;

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MainStay Fund name and share class; and

•
dollar amount or share amount you want to sell.

A Medallion Signature Guarantee may be required.
There is a $15 fee for Class A shares ($25 fee for Investor Class, Class B and Class C shares) for checks mailed to you via overnight service.

By internet:	Visit us at nylinvestments.com/funds

GENERAL POLICIES
The following are our general policies regarding the purchase and sale of MainStay Fund shares. The MainStay Funds reserve the right to change these policies at any time. Certain retirement plans and/or financial intermediaries may adopt different policies. Consult your plan or account documents for the policies applicable to you or contact your financial intermediary for more information.
Buying Shares
•
All investments must be in U.S. dollars with funds drawn on a U.S. bank. We generally will not accept payment in the following forms: travelers checks, personal money orders, credit card convenience checks, cash or starter checks.

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Generally, we do not accept third-party checks, and we reserve the right to limit the number of checks processed at one time.

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The MainStay Funds may not allow investments in accounts that do not have a correct address for the investor.

•
If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a MainStay Fund incurs as a result. Your account will also be charged a $20 fee for each returned check or canceled ACH purchase. In addition, a MainStay Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•
If you wish to defer or stop an ACH purchase, please contact the MainStay Funds at least 3 days prior to the scheduled purchase.

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A MainStay Fund may, in its discretion, reject, restrict or cancel, in whole or in part, without prior notice, any order for the purchase of shares.

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The MainStay Funds do not issue share certificates at this time.

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To buy shares by wire the same day, we generally must receive your wired money by 4:00 pm Eastern time. Your bank may charge a fee for the wire transfer.

•
To buy shares electronically via ACH, generally call before 4:00 pm Eastern time to buy shares at the current day’s NAV.

Selling Shares
•
Your shares will be sold at the next NAV calculated after we receive your request in good order. Generally, we will make the payment, less any applicable CDSC, on the next business day for all forms of payment after receiving your request in good order. However, it may take up to seven days to do so.

•
If you redeem shares that were purchased by check or ACH shortly before such redemption, MainStay Funds will process your redemption but may delay sending the proceeds up to 10 days to reasonably ensure that the check or ACH payment has cleared.

•
When you sell Class B or Class C shares, or Investor Class or Class A shares when applicable, MainStay Funds will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

•
We may suspend the right to redeem shares of any MainStay Fund and may postpone payment for any period beyond seven days:

—
during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted;

—
when the SEC determines that a state of emergency exists that may make payment or transfer not reasonably practicable;

—
as the SEC may by order permit for the protection of the security holders of MainStay Funds; or

—
at any other time as the SEC, laws or regulations may allow.

•
Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the MainStay Funds take reasonable measures to verify the order.

•
Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses, however, may be denied.

•
We require a written order to sell shares if an account has submitted a change of address during the previous 30 days, unless the proceeds of the sell order are directed to your bank account on file with us.

•
We require a written order to sell shares and a Medallion Signature Guarantee if:

—
the proceeds from the sale are to be wired and we do not have on file required bank information to wire funds;

—
the proceeds from the sale are being sent via wire or ACH to bank information that was added or changed within the past 30 days;

—
the proceeds from the sale will exceed $100,000 to the address of record;

—
the proceeds of the sale are to be sent to an address other than the address of record;

—
the account was designated as a lost shareholder account within 30 days of the redemption request; or

—
the proceeds are to be payable to someone other than the registered account holder(s).

•
In the interests of all shareholders, we reserve the right to:

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temporarily hold redemption proceeds of natural persons (i) age 65 or older or (ii) age 18 and older who the Transfer Agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests from actual or attempted financial exploitation; however, the Transfer Agent is not required to hold redemption proceeds in these circumstances and does not assume any obligation to do so;

—
change or discontinue exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

—
change or discontinue the systematic withdrawal plan upon notice to shareholders;

—
close accounts with balances less than $250 invested in Investor Class shares or $750 invested in all other classes of shares (by redeeming all shares held and sending proceeds to the address of record); and/or

—
change the minimum investment amounts.

•
There is no fee for wire redemptions of Class I shares.

•
Calls received before 4:00 pm Eastern time will generally receive the current day’s NAV.

•
Calls received after 4:00 pm Eastern time will receive the following business day’s NAV.

Each MainStay Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents or proceeds from the sale of portfolio holdings (or a combination of these methods), unless it believes circumstances warrant otherwise. For example, under stressed market conditions, as well as during emergency or temporary circumstances, each MainStay Fund may distribute redemption proceeds in-kind (rather than in cash), access its line of credit or overdraft facility, or borrow through other sources (e.g., reverse repurchase agreements or engage in certain types of derivatives) to meet redemption requests. See “Redemptions-In-Kind” below and the SAI for more details regarding redemptions-in-kind.

Additional Information
Wiring money to the MainStay Funds reduces the time a shareholder must wait before redeeming shares. Wired funds are generally available for redemption on the next business day. A 10-day hold may be placed on purchases made by check or ACH payment from the date the purchase is received, making them unavailable for immediate redemption.
You may receive confirmation statements that describe your transactions. You should review the information in the confirmation statements carefully. If you notice an error, you should call the MainStay Funds or your financial adviser immediately. If you or your financial adviser fails to notify the MainStay Funds within one year of the transaction, you may be required to bear the costs of correction.
The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party — bank, broker/dealer, 401(k), financial adviser or financial supermarket — there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the return to investors who purchase through financial intermediaries may be less than the return earned by investors who invest in a MainStay Fund directly. Consult a representative of your plan or financial institution if in doubt.
From time to time any of the MainStay Funds may close and reopen to new investors or new share purchases at their discretion. Due to the nature of their portfolio investments, certain MainStay Funds may be more likely to close and reopen than others. If a MainStay Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the MainStay Fund, your account will be closed and you will not be able to make any additional investments in that MainStay Fund. If a MainStay Fund is closed to new investors, you may not exchange shares of other MainStay Funds for shares of that MainStay Fund unless you are already a shareholder of such MainStay Fund.
It is important that the MainStay Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the MainStay Funds. It is the responsibility of an investor to ensure that the MainStay Funds are aware of the correct address for the investor’s account(s). It is important to promptly notify us of any name or address changes.
Mutual fund accounts can be considered abandoned property.
States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, the MainStay Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. The MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a MainStay Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.
Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted the MainStay Funds for an “inactivity period” as specified in applicable state laws. If a MainStay Fund is unable to establish contact with an investor, the MainStay Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.
We strongly encourage you to contact us at least annually to review your account information. Below are ways in which you can assist us in safeguarding your MainStay Fund investments.
•
Log in to your account by entering your user ID and Personal ID (PIN) at nylinvestments.com/funds to view your account information. Please note, simply visiting our public website may not be considered establishing contact with us under state escheatment laws.

•
Call our 24-hour automated service line at 800-624-6782 and select option 1 for an account balance using your PIN.

•
Call one of our customer service representatives at 800-624-6782 Monday through Friday from 8:30 am to 5:00 pm Eastern time. Certain state escheatment laws do not consider contact by phone to be customer-initiated activity and such activity may be achieved only by contacting MainStay Funds in writing or through the MainStay Funds’ website.

•
Take action on letters received in the mail from MainStay concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

•
If you are a resident of Texas, you may designate a representative to receive escheatment or abandoned property notices regarding MainStay Fund shares by completing and submitting a designation form that can be found on the website of the Texas Comptroller. The completed designation form may be mailed to the MainStay Funds. For more information, please call 800-624-6782.

The Prospectus and SAI, related regulatory filings, and any other MainStay Fund communications or disclosure documents do not purport to create any contractual obligations between the Funds and shareholders. The MainStay Funds may amend any of these documents or enter into (or amend) a contract on behalf of the Funds without shareholder approval except where shareholder approval is specifically required. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Funds, including contracts with New York Life Investments, a Subadvisor or other parties who provide services to the Funds.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps protect against fraud. To protect your account, each MainStay Fund and the Transfer Agent from fraud, Medallion Signature Guarantees are required to enable us to verify the identity or capacity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of  $100,000 or more from an account by check to the address of record and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program, the Stock Exchange Medallion Program, or the New York Stock Exchange Medallion Signature Program. Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.
Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.
Investing for Retirement
You can purchase shares of most, but not all, of the MainStay Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.
Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (“CESA”) (previously named Education IRA) as well as SEP and SIMPLE IRA plans. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax advisor before establishing any tax-deferred retirement plan.
Not all MainStay Funds are available for all types of retirement plans or through all distribution channels. Please contact the MainStay Funds at 800-624-6782 and see the SAI for further details.

Purchases-In-Kind
You may purchase shares of a MainStay Fund by transferring securities to a MainStay Fund in exchange for MainStay Fund shares (“in-kind purchase”). In-kind purchases may be made only upon the MainStay Funds’ approval and determination that the securities are acceptable investments for the MainStay Fund and are purchased consistent with the MainStay Fund’s procedures relating to in-kind purchases. The MainStay Funds reserve the right to amend or terminate this practice at any time. You must call the MainStay Funds at 800-624-6782 before sending any securities. Please see the SAI for additional details.
Redemptions-In-Kind
The MainStay Funds reserve the right to pay certain redemptions, either totally or partially, by redemption-in-kind of securities (instead of cash) from the applicable MainStay Fund’s portfolio, consistent with the MainStay Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder. Each Fund may distribute redemption proceeds in-kind under normal and stressed market conditions as well as during emergency or temporary circumstances. In addition, a Fund may distribute redemption proceeds in-kind to any type of shareholder or account, including retail and omnibus accounts. The MainStay Funds may also redeem shares in-kind upon the request of a shareholder. The securities distributed in such a redemption would be effected through a distribution of the MainStay Fund’s portfolio securities (generally pro rata) and valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. Such securities may be illiquid, which means that they may be difficult or impossible to sell at an advantageous time or price. If a shareholder receives a redemption-in-kind, he or she should expect that the in-kind distribution would be subject to market and other risks, such as liquidity risk, before sale, and to incur transaction costs, including brokerage costs, when he or she converts the securities to cash. Gains or losses on the disposition of securities may also be tax reportable. Please see the SAI for additional details.
The Reinvestment Privilege May Help You Avoid Sales Charges
When you sell shares, you have the right — for 90 days — to reinvest any or all of the money in the same account and class of shares of the same or another MainStay Fund without paying another sales charge (so long as (i) those shares have not been reinvested once already; (ii) your account is not subject to a 30-day block as described in “Excessive Purchases and Redemptions or Exchanges;” and (iii) you are not reinvesting your required minimum distribution). If you paid a sales charge when you redeemed, you will receive a pro rata credit for reinvesting in the same account and class of shares.

Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

Convenient, yes…but not risk-free.   Telephone and internet redemption privileges are convenient, but with them you give up some security. When you sign the application to buy shares, you agree that the MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable for following phone instructions that NYLIM Service Company or its affiliates reasonably believe are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless we fail to use established safeguards for your protection. The following safeguards are among those currently in place at MainStay Funds:
•
all phone calls with service representatives are recorded; and

•
written confirmation of every transaction is sent to your address of record.

We reserve the right to suspend the MainStay Audio Response System and website at any time or if the systems become inoperable due to technical problems.

SHAREHOLDER SERVICES
Automatic Services
Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at nylinvestments.com/funds, by contacting your financial adviser for instructions, or by calling us toll-free at 800-624-6782 for a form.
Systematic Investing — Individual Shareholders Only
MainStay offers four automatic investment plans:
1.
AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:
•
make regularly scheduled investments; and/or

•
purchase shares whenever you choose.

2.
Dividend or Capital Gains Reinvestment

Automatically reinvest dividends, distributions or capital gains from one MainStay Fund into the same MainStay Fund or the same class of any other MainStay Fund. Accounts established with dividend or capital gains reinvestment must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class.
3.
Payroll Deductions

If your employer offers this option, you can make automatic investments through payroll deduction.
4.
Systematic Exchange

Exchanges must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B and Class C shares at the time of the initial request. You may systematically exchange a share or dollar amount from one MainStay Fund into any other MainStay Fund in the same share class. Accounts established with a systematic exchange must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class. Please see “Exchanging Shares Among MainStay Funds” for more information.
Systematic Withdrawal Plan — Individual Shareholders Only
Withdrawals must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B and Class C shares at the time of the initial request. The above minimums are waived for IRA and 403(b)(7) accounts where the systematic withdrawal represents required minimum distributions.
NYLIM Service Company acts as the agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment and any CDSC, if applicable.
The MainStay Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.
Exchanging Shares Among MainStay Funds
Exchanges will be based upon each MainStay Fund’s NAV next determined following receipt of a properly executed exchange request.
You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. Investment minimums and eligibility requirements apply to exchanges. Please note that certain MainStay Funds have higher investment minimums. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay

Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another MainStay Fund. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. If you choose to sell Class B or Class C shares and then separately buy Investor Class or Class A shares, you may have to pay a deferred sales charge on the Class B or Class C shares, as well as pay an initial sales charge on the purchase of Investor Class or Class A shares.
In addition, if you exchange Class B or Class C shares of a MainStay Fund into Class B or Class C shares of the MainStay Money Market Fund or if you exchange Investor Class shares or Class A shares of a MainStay Fund subject to the 1.00% CDSC into Investor Class shares or Class A shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Investor Class, Class A, Class B or Class C shares, as applicable, of another non-money market MainStay Fund. The holding period for purposes of determining conversion of Class B shares or Class C shares into Investor Class or Class A shares also stops until you exchange back into Class B shares or Class C shares of another non-money market MainStay Fund.
You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of certain other open-end investment companies sponsored, advised or administered by New York Life Investments or any affiliate thereof  (provided such series is registered for sale in your state of residence or an exemption from registration is available) some of which are offered in this Prospectus and some of which are offered in separate prospectuses, including:
MainStay Balanced Fund	MainStay MacKay Emerging Markets Equity Fund
MainStay Candriam Emerging Markets Debt Fund	MainStay MacKay Growth Fund
MainStay Candriam Emerging Markets Equity Fund	MainStay MacKay High Yield Corporate Bond Fund
MainStay CBRE Global Infrastructure Fund	MainStay MacKay High Yield Municipal Bond Fund
MainStay CBRE Real Estate Fund	MainStay MacKay Infrastructure Bond Fund
MainStay Conservative Allocation Fund	MainStay MacKay International Equity Fund
MainStay Cushing Energy Income Fund	MainStay MacKay Intermediate Tax Free Bond Fund
MainStay Cushing MLP Premier Fund	MainStay MacKay International Opportunities Fund
MainStay Cushing Renaissance Advantage Fund	MainStay MacKay New York Tax Free Opportunities Fund**
MainStay Epoch Capital Growth Fund	MainStay MacKay S&P 500 Index Fund
MainStay Epoch Global Equity Yield Fund	MainStay MacKay Short Duration High Yield Fund
MainStay Epoch International Choice Fund	MainStay MacKay Short Term Municipal Fund
MainStay Epoch U.S. All Cap Fund	MainStay MacKay Small Cap Core Fund
MainStay Epoch U.S. Equity Yield Fund	MainStay MacKay Tax Free Bond Fund
MainStay Floating Rate Fund	MainStay MacKay Total Return Bond Fund
MainStay Growth Allocation Fund	MainStay MacKay Unconstrained Bond Fund
MainStay Income Builder Fund	MainStay MacKay U.S. Equity Opportunities Fund
MainStay Indexed Bond Fund	MainStay MAP Equity Fund
MainStay Large Cap Growth Fund	MainStay Moderate Allocation Fund
MainStay MacKay California Tax Free Opportunities Fund*	MainStay Moderate Growth Allocation Fund
MainStay MacKay Common Stock Fund	MainStay Money Market Fund
MainStay MacKay Convertible Fund

*
The Fund is registered for sale in AZ, CA, NV, OR, TX, UT WA, and MI (Class A and I shares only), and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I only).

**
The Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that MainStay Fund or are otherwise eligible for purchase. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.
Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax advisor on the consequences.
Before making an exchange request, read the prospectus of the MainStay Fund you wish to purchase by exchange. You can obtain a prospectus for any MainStay Fund by contacting your broker, financial adviser or other financial intermediary, by visiting nylinvestments.com/funds or by calling the MainStay Funds at 800-624-6782.
The exchange privilege is not intended as a vehicle for short term trading, nor are the MainStay Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see “Excessive Purchases and Redemptions or Exchanges”).
The MainStay Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.
In certain circumstances you may have to pay a sales charge.

We try to make investing easy by offering a variety of programs to buy, sell and exchange MainStay Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

Excessive Purchases and Redemptions or Exchanges
The MainStay Funds are not intended to be used as a vehicle for frequent, excessive or short-term trading (such as market timing). The interests of a MainStay Fund’s shareholders and the MainStay Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges (if applicable) of the MainStay Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a MainStay Fund’s investment strategies or negatively impact the MainStay Fund’s performance. For example, the Manager or a Subadvisor might have to maintain more of a MainStay Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of MainStay Fund shares may dilute the value of shares held by long-term shareholders. MainStay Funds investing in securities that are thinly traded, trade infrequently or are relatively illiquid (such as foreign securities, high-yield securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity. For MainStay Funds that invest in foreign investments, securities may be listed on foreign exchanges that trade on days when the MainStay Fund does not calculate NAV, and as a result the market value of the MainStay Fund’s investments may change on days when you cannot purchase or redeem MainStay Fund shares. Furthermore, foreign securities traded on foreign exchanges present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the foreign exchanges but prior to the close of the Exchange. Accordingly, the Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of MainStay Fund shares in order to protect long-term MainStay Fund shareholders. These policies are discussed more fully below. There is the risk that the MainStay Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. A MainStay Fund may change its policies or procedures at any time without prior notice to shareholders.

The MainStay Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the MainStay Funds. If an order is cancelled due to a violation of this policy, and such cancellation causes a monetary loss to a MainStay Fund, such loss may become the responsibility of the party that placed the transaction or the account owner. In addition, the MainStay Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in the Prospectuses) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of MainStay Fund shares that could adversely affect a MainStay Fund or its operations, including those from any individual or group who, in the MainStay Funds’ judgment, is likely to harm MainStay Fund shareholders. Pursuant to the MainStay Funds’ policies and procedures, a MainStay Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the MainStay Fund’s long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans are not subject to the surveillance procedures. Other exceptions are subject to the advance approval by the MainStay Funds’ Chief Compliance Officer and/or New York Life Investments’ Chief Executive Officer, among others, and are subject to Board oversight. Apart from trading permitted or exceptions granted in accordance with the MainStay Funds’ policies and procedures, no MainStay Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of MainStay Fund shares.
The MainStay Funds, through New York Life Investments, the Transfer Agent and the Distributor, maintain surveillance procedures to detect excessive or short-term trading in MainStay Fund shares. As part of this surveillance process, the MainStay Funds examine transactions in MainStay Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The MainStay Funds also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, a MainStay Fund may place a 30-day “block” on any account if, during any 30-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for at least an additional 30-day period in that MainStay Fund. The MainStay Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the MainStay Funds will rely on a financial intermediary to apply the intermediary’s market timing procedures to an omnibus account. In certain cases, these procedures will be less restrictive than the MainStay Funds’ procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the manager of such strategies represents to the satisfaction of the MainStay Funds’ Chief Compliance Officer that such investment programs and strategies are consistent with the MainStay Funds’ objective of avoiding disruption due to market timing.
In addition to these measures, the MainStay Funds may from time to time impose a redemption fee on redemptions or exchanges of MainStay Fund shares made within a certain period of time in order to deter excessive or short-term trading and to offset certain costs associated with such trading.
While the MainStay Funds discourage excessive or short-term trading, there is no assurance that the MainStay Funds or their procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The MainStay Funds’ ability to reasonably detect all such trading may be limited, for example, where the MainStay Funds must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to MainStay Fund shareholders.

FAIR VALUATION AND PORTFOLIO HOLDINGS DISCLOSURE
Determining the MainStay Funds’ Share Prices and the Valuation of Securities
Each MainStay Fund generally calculates its NAV at the Fund’s close (usually 4:00 pm Eastern time) every day the Exchange is open. The MainStay Funds do not calculate their NAVs on days on which the Exchange is closed. The NAV per share for a class of shares is determined by dividing the value of the net assets attributable to that class by the number of shares of that class outstanding on that day.
The value of a MainStay Fund’s investments is generally based (in whole or in part) on current market prices. If current market values of the MainStay Funds’ investments are not available or, in the judgment of New York Life Investments, do not accurately reflect the fair value of a security, the security will be valued by another method that the Board believes in good faith accurately reflects its fair value. Changes in the value of a MainStay Fund’s portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless New York Life Investments, in consultation with the Subadvisor(s) (if applicable), deems a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A MainStay Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the MainStay Fund does not price its shares. Consequently, the value of portfolio securities of a MainStay Fund may change on days when shareholders will not be able to purchase or redeem shares.
With respect to any portion of a MainStay Fund’s assets invested in one or more Underlying Funds, the MainStay Fund’s NAV is calculated based upon the NAVs of those Underlying Funds.
The Board has adopted valuation procedures establishing methodologies for the valuation of the MainStay Funds’ portfolio securities and has delegated day-to-day responsibility for fair value determinations to the MainStay Funds’ Valuation Committee and Valuation Subcommittee. Determinations of these Committees are subject to review and ratification, if appropriate, by the Board at its next regularly scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
The MainStay Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The MainStay Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, the Acquiring Fund has fair valuation procedures which include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available. For Underlying Funds in which the MainStay Funds may invest, additional information about the circumstances when those Underlying Funds may use fair value pricing may be found in each Underlying Fund’s respective prospectus.
There may be other instances where market quotations are not readily available or standard pricing principles do not apply. Please see the SAI for additional information on how NAV is calculated.
Portfolio Holdings Information
A description of the MainStay Funds’ policies and procedures with respect to the disclosure of each of the MainStay Funds’ portfolio securities holdings is available in the SAI. Generally, a complete schedule of each of the MainStay Funds’ portfolio holdings will be made public on the MainStay Funds’ website at nylinvestments.com/funds 30 days after month-end. You may also obtain this information by calling toll-free 800-624-6782.
All portfolio holdings will be posted on the appropriate MainStay Fund’s website and remain accessible until an updated shareholder report on Form N-CSR is filed or a Form N-PORT is filed.

OPERATION AS A MANAGER OF MANAGERS
Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the MainStay Funds. The Manager and the MainStay Group of Funds, including the Acquiring Fund, have obtained an exemptive order (the “Order”) from the SEC permitting the Manager, on behalf of a MainStay Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire and to modify any existing or future subadvisory agreement with unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). This authority is subject to certain conditions, including that each MainStay Fund will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Order supersedes a prior SEC exemptive order, which applied only to hiring, or modifying existing or future subadvisory agreements with unaffiliated subadvisors.
The Acquiring Fund also approved operating under a manager-of-managers structure with respect to any affiliated or unaffiliated subadvisor, and may rely on the Order as it relates to both Wholly-Owned Subadvisors and unaffiliated subadvisors.
FUND EARNINGS
Dividends and Interest
Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as “dividends.” The dividends paid by each MainStay Fund will vary based on the income from its investments and the expenses incurred by the MainStay Fund.
We reserve the right to automatically reinvest dividend distributions of less than $10.00.
Dividends and Distributions
Each MainStay Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year to the extent that dividends and/or capital gains are available for distribution.
Dividends from the net investment income (if any) of the Acquiring Fund is declared and paid at least annually.
Dividends are generally paid during the last week of the month after a dividend is declared, except in December when they may be paid earlier in the month.
You generally begin earning dividends the next business day after the MainStay Funds receives your purchase request in good order.
Buy after the dividend payment. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.
Capital Gains
The MainStay Funds earn capital gains when they sell securities at a profit.
When the Funds Pay Capital Gains
The MainStay Funds (other than the MainStay Cushing MLP Premier Fund) will normally declare and distribute any capital gains, if any, to shareholders annually, typically in December.

How to Take Your Earnings
You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial adviser (if permitted) or the MainStay Funds directly. The seven choices are:
1.
Reinvest dividends and capital gains in:

•
the same MainStay Fund; or

•
another MainStay Fund of your choice (other than a MainStay Fund that is closed, either to new investors or to new share purchases).

2.
Take the dividends in cash and reinvest the capital gains in the same MainStay Fund.

3.
Take the capital gains in cash and reinvest the dividends in the same MainStay Fund.

4.
Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same MainStay Fund.

5.
Take dividends and capital gains in cash.

6.
Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original MainStay Fund.

7.
Reinvest all or a percentage of the dividends in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original MainStay Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same MainStay Fund.

If you prefer to reinvest dividends and/or capital gains in another MainStay Fund, you must first establish an account in that class of shares of the MainStay Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

UNDERSTAND THE TAX CONSEQUENCES
Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable law. If you are not a tax-exempt shareholder virtually all of the dividends and capital gains distributions you receive from the MainStay Funds are subject to tax, whether you take them as cash or automatically reinvest them. Distributions from a MainStay Fund’s realized capital gains are subject to tax based on the length of time a MainStay Fund holds its investments, regardless of how long you hold MainStay Fund shares. Generally, if a MainStay Fund realizes long-term capital gains, the capital gains distributions are subject to tax as long-term capital gains; earnings realized from short-term capital gains and income generated on debt investments, dividend income and other sources are generally subject to tax as ordinary income upon distribution.
For individual and certain other non-corporate shareholders, a portion of the dividends received from the MainStay Funds may be treated as “qualified dividend income,” which is subject to tax to individuals and certain other non-corporate shareholders at preferential rates, to the extent that such MainStay Funds earn qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding period and other requirements are met. Individual and certain other non-corporate shareholders must also generally satisfy a more than 60-day holding period and other requirements with respect to each distribution of qualified dividends in order to qualify for the preferential rates on such distributions. For certain corporate shareholders, a portion of the dividends received from the MainStay Funds may qualify for the corporate dividends received deduction if certain conditions are met. The maximum individual federal income tax rate applicable to qualified dividend income and long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

Tax Reporting and Withholding (All MainStay Funds)
We will mail your tax report for each calendar year by February 15 of the following calendar year. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which portion, if any, as qualified dividends, and which portion, if any, as long-term capital gains.
For MainStay Fund shares acquired January 1, 2012 or later, cost basis will be reported to you and the IRS for any IRS Form 1099-B reportable transactions (e.g., redemptions and exchanges). The cost basis accounting method you select will be used to report transactions. If you do not select a cost basis accounting method, the MainStay Funds’ default method (i.e., average cost if available) will be used.
The MainStay Funds may be required to withhold U.S. federal income tax, currently at the rate of 24%, of all taxable distributions payable to you if you fail to provide the MainStay Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.
Non-U.S. Shareholders will generally be subject to U.S. tax withholding at the rate of 30% (or a lower rate under a tax treaty if applicable) on dividends paid by the MainStay Funds.
The MainStay Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain entities that fail to comply (or to be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the MainStay Funds to determine whether withholding is required.
Return of Capital
If a MainStay Fund’s distributions exceed its taxable income and capital gains realized in any year, such excess distributions generally will constitute a return of capital for federal income tax purposes. A return of capital generally will not be taxable to you at the time of the distribution, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell shares.
Tax Treatment of Exchanges (All MainStay Funds)
An exchange of shares of one MainStay Fund for shares of another generally will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain or loss on the transaction will be tax reportable by a shareholder if you are not a tax-exempt shareholder.
Medicare Tax (All MainStay Funds)
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a MainStay Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
General U.S. Tax Treatment U.S. Nonresident Shareholders (All MainStay Funds)
Non-U.S. shareholders generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income, and may be subject to estate tax with respect to their MainStay Fund shares. However, non-U.S. shareholders may not be subject to U.S. federal withholding tax on certain distributions derived from certain U.S. source interest income and/or certain short-term capital gains earned by the MainStay Funds, to the extent reported by the MainStay Funds. There can be no assurance as to whether any of a MainStay Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be reported as such by the MainStay Funds. Moreover, depending on the circumstances, a MainStay Fund may report all, some or none of the MainStay Fund’s potentially eligible dividends as derived from such U.S. interest income or from such short-term capital gains, and a portion of the MainStay Fund’s distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding when paid to non-U.S. shareholders.

Non-U.S. shareholders who fail to furnish any MainStay Fund with the proper IRS Form W-8 (i.e., IRS Form W-8BEN, IRS Form W-8BEN-E, IRS Form W-8ECI, IRS Form W-8IMY or IRS Form W-8EXP), or an acceptable substitute, may be subject to backup withholding (currently at a rate of 24%) rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges. The MainStay Funds are also required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. shareholders that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to determine whether such withholding is required. Non-U.S. shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the MainStay Funds.

Seek professional assistance. Your financial adviser can help you keep your investment goals coordinated with your tax considerations. However, regarding tax advice, always rely on your tax advisor. For additional information on federal, state and local taxation, see the SAI.

Do not overlook sales charges. The amount you pay in sales charges reduces gains and increases losses for tax purposes.
Intermediary-Specific Sales Charge Waivers and Discounts
This Appendix A discloses intermediary-specific sales charge waivers and discounts, if any. Please see the “Information on Sales Charges” section of the Prospectus for information about sales charge waivers and discounts available if you invest directly with a MainStay Fund or intermediaries not identified on this Appendix A. The terms or availability of waivers or discounts may be changed at any time.
The availability of initial and contingent deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Financial intermediaries specified on Appendix A may have different policies and procedures regarding, among other things, the availability of these waivers and discounts. To qualify for waivers or discounts not available through a particular financial intermediary, investors will have to purchase shares directly from the Funds (or the Distributor) or through another financial intermediary that makes available such waivers or discounts.
Purchases through any financial intermediary identified below are subject to sales charge waivers and/or discounts that are different from the sales charge waivers and/or discounts available for shares purchased directly from the Funds (or the Distributor). Financial intermediary-specific sales charge waivers and/or discounts are implemented and administered by each financial intermediary. This Appendix will be updated from time to time with changes to this Appendix or to add additional intermediaries.
In all instances, it is an investor’s responsibility to notify the financial intermediary of any facts that may qualify the investor for sales charge waivers or discounts. You may wish to contact your financial intermediary to ensure that you have the most current information regarding the sales charge waivers and discounts available to you and the steps you must take to qualify for available waivers and discounts.

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI:
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•
Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•
Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the MainStay Funds).

•
Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•
Shares purchased from the proceeds of redemptions within the MainStay Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

J.P. Morgan
Shareholders purchasing or redeeming Investor Class shares of a Fund through a J.P. Morgan self-directed brokerage account are eligible for a waiver of both the front-end sales charge or contingent deferred sales charge, as applicable, which may differ from the waiver eligibility requirements otherwise disclosed in the Prospectus or SAI.
LPL Financial
Shareholders purchasing Class A shares of a Fund through LPL Financial’s mutual fund only platform will be able to purchase shares without imposition of a front-end sales charge, which may differ from the waiver eligibility requirements otherwise disclosed in the Prospectus or SAI.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI.
Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan

Shares purchased through a Merrill Lynch affiliated investment advisory program or exchanges of shares purchased through such a Merrill Lynch program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other MainStay Fund)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the prospectus

Shares purchased from the proceeds of redemptions within the MainStay Group of Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B and C Shares Available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1∕2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)

Class A shares sold as a result of exchanges of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account

Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of assets in the MainStay Group of Funds held by accounts within the purchaser’s household at Merrill Lynch. Eligible assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within the MainStay Group of Funds, through Merrill Lynch, over a 13-month period of time (if applicable)
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•
Shares purchased through a Morgan Stanley self-directed brokerage account

•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged for Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the MainStay Funds, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James
Raymond James & Associates, Inc., Raymond James Financial Services Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•
Shares purchased in an investment advisory program.

•
Shares purchased within the MainStay Funds through a systematic reinvestment of capital gains and dividend distributions.

•
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•
Shares purchased from the proceeds of redemptions within the MainStay Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James
•
Death or disability of the shareholder.

•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•
Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1∕2 as described in the fund’s prospectus.

•
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•
Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent
•
Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MainStay Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible MainStay Fund assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MainStay Funds over a 13-month time period. Eligible MainStay Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

APPENDIX D
FINANCIAL HIGHLIGHTS OF THE FUNDS
The financial highlights table is intended to help you understand the Acquired Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the Acquired Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by KPMG LLP, whose report, along with the Acquired Fund’s financial statements, is included in the Acquired Fund’s Annual Report, which is available upon request.
Because Class T shares had not commenced operations as of the fiscal year ended May 31, 2019, such share class financial highlights are not presented; however, financial highlights for Class A shares are presented. Annual returns would differ only to the extent that Class A and Class T shares have different expenses.
As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund does not have financial highlight information.

FINANCIAL HIGHLIGHTS
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
Year or period ended	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from Distribution settlement affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets end of year or period	Portfolio turnover rate
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Real Estate Fund
Class A
05-31-19	14.43	0.21•	1.29	1.50	0.21	3.40	—	3.61	—	12.32	12.73	1.31	1.25	1.24	1.58	89,037	82
05-31-18	17.81	0.28•	(0.07)	0.21	0.28	3.31	—	3.59	—	14.43	0.23	1.31	1.30	1.29	1.69	81,475	102
05-31-17	19.40	0.19•	(0.26)	(0.07)	0.27	1.25	—	1.52	—	17.81	(0.36)	1.27	1.27	1.27	1.02	136,095	53
05-31-16	19.25	0.34	1.36	1.70	0.41	1.14	—	1.55	—	19.40	9.24	1.29	1.29	1.29	1.75	188,970	37
05-31-15	18.65	0.22	1.52	1.74	0.26	0.87	0.01	1.14	—	19.25	9.36	1.28	1.28	1.28	1.14	225,232	38
Class C
05-31-19	15.44	0.11	1.42	1.53	0.10	3.40	—	3.50	—	13.47	11.90	2.06	2.00	1.99	0.85	11,216	82
05-31-18	18.80	0.16•	(0.08)	0.08	0.13	3.31	—	3.44	—	15.44	(0.50)	2.06	2.05	2.04	0.90	13,449	102
05-31-17	20.38	0.05•	(0.28)	(0.23)	0.10	1.25	—	1.35	—	18.80	(1.10)	2.02	2.02	2.02	0.27	22,084	53
05-31-16	20.14	0.18	1.46	1.64	0.26	1.14	—	1.40	—	20.38	8.44	2.04	2.04	2.04	0.89	29,550	37
05-31-15	19.54	0.06	1.53	1.59	0.11	0.87	0.01	0.99	—	20.14	8.13	2.03	2.03	2.03	0.25	31,612	38
Class I
05-31-19	15.99	0.30•	1.45	1.75	0.26	3.40	—	3.66	—	14.08	13.08	0.97	0.92	0.91	1.95	166,056	82
05-31-18	19.36	0.37•	(0.09)	0.28	0.34	3.31	—	3.65	—	15.99	0.63	0.92	0.92	0.91	2.02	311,814	102
05-31-17	20.95	0.28•	(0.28)	0.00*	0.34	1.25	—	1.59	—	19.36	0.04	0.90	0.90	0.90	1.37	723,538	53
05-31-16	20.67	0.41	1.49	1.90	0.48	1.14	—	1.62	—	20.95	9.64	0.90	0.90	0.90	1.97	1,003,433	37
05-31-15	20.06	0.28	1.54	1.82	0.33	0.87	0.01	1.21	—	20.67	9.12	0.91	0.91	0.91	1.30	1,046,021	38
Class O
05-31-19	14.40	0.27•	1.25	1.52	0.13	3.40	—	3.53	—	12.39	12.76	1.31	1.25	1.24	1.82	860	82
05-31-18	17.78	0.27	(0.06)	0.21	0.28	3.31	—	3.59	—	14.40	0.26	1.31	1.30	1.29	1.66	28,923	102
05-31-17	19.37	0.19	(0.26)	(0.07)	0.27	1.25	—	1.52	—	17.78	(0.35)	1.27	1.27	1.27	1.00	34,063	53
05-31-16	19.22	0.34	1.36	1.70	0.41	1.14	—	1.55	—	19.37	9.26	1.29	1.29	1.29	1.78	37,850	37
05-31-15	18.63	0.23	1.51	1.74	0.27	0.87	0.01	1.15	—	19.22	9.34	1.28	1.28	1.28	1.15	37,484	38
Class P3
06-04-18(4) -
05-31-19	16.27	0.45	1.19	1.64	0.15	3.40	—	3.55	—	14.36	12.23	1.98	0.01	0.00*	2.86	3	82

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
Year or period ended	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from Distribution settlement affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets end of year or period	Portfolio turnover rate
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Real Estate Fund (continued)
Class R
05-31-19	14.35	0.18	1.28	1.46	0.18	3.40	—	3.58	—	12.23	12.43	1.56	1.50	1.49	1.36	2,454	82
05-31-18	17.73	0.23•	(0.06)	0.17	0.24	3.31	—	3.55	—	14.35	0.00	1.56	1.55	1.54	1.43	2,965	102
05-31-17	19.33	0.15	(0.27)	(0.12)	0.23	1.25	—	1.48	—	17.73	(0.63)	1.52	1.52	1.52	0.77	4,448	53
05-31-16	19.19	0.30•	1.35	1.65	0.37	1.14	—	1.51	—	19.33	9.00	1.54	1.54	1.54	1.59	4,353	37
05-31-15	18.59	0.17•	1.53	1.70	0.22	0.87	0.01	1.10	—	19.19	9.13	1.53	1.53	1.53	0.84	2,801	38
Class R6
05-31-19	15.99	0.32	1.45	1.77	0.27	3.40	—	3.67	—	14.09	13.24	0.89	0.83	0.82	2.05	79,327	82
05-31-18	19.36	0.37•	(0.08)	0.29	0.35	3.31	—	3.66	—	15.99	0.69	0.86	0.86	0.85	2.12	79,646	102
05-31-17	20.96	0.30•	(0.30)	0.00*	0.35	1.25	—	1.60	—	19.36	0.03	0.86	0.86	0.86	1.47	42,574	53
05-31-16	20.67	0.42	1.51	1.93	0.50	1.14	—	1.64	—	20.96	9.76	0.85	0.85	0.85	2.05	20,345	37
07-03-14(4) -
05-31-15	20.11	0.17•	1.49	1.66	0.29	0.80	0.01	1.10	—	20.67	8.21	0.88	0.86	0.86	0.86	13,575	38
Class W
05-31-19	18.80	0.33•	1.78	2.11	0.23	3.40	—	3.63	—	17.28	13.08	1.06	1.00	0.99	1.83	17,337	82
05-31-18	22.15	0.40•	(0.13)	0.27	0.31	3.31	—	3.62	—	18.80	0.49	1.06	1.05	1.04	1.90	26,081	102
05-31-17	23.75	0.30•	(0.34)	(0.04)	0.31	1.25	—	1.56	—	22.15	(0.16)	1.02	1.02	1.02	1.28	45,779	53
05-31-16	23.22	0.36	1.76	2.12	0.45	1.14	—	1.59	—	23.75	9.53	1.04	1.04	1.04	1.53	70,787	37
05-31-15	22.60	0.21•	1.59	1.80	0.30	0.87	0.01	1.18	—	23.22	7.96	1.03	1.03	1.03	0.90	82,384	38

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

APPENDIX E
RECORD DATE, OUTSTANDING SHARES
AND INTERESTS OF CERTAIN PERSONS
As of the Record Date, the following shares of beneficial interest of the Acquired Fund were outstanding and entitled to vote:
Class	Shares Outstanding
Class A	6,821,104.369
Class C	697,851.073
Class I	11,439,816.311
Class O	69,036.084
Class R	177,247.134
Class R6	5,880,649.987
Class W	913,282.986
All shareholders of Acquired Fund will vote together as a single class. Shares have no preemptive or subscription rights.
As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Acquired Fund. Shareholders indicated below holding greater than 25% or more of the Acquired Fund are considered “controlling persons” of the Acquired Fund under the 1940 Act.
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Combined Percentage of Fund After the Reorganization and the Global Real Estate Reorganization*
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	6.46% Class A; 54.20% Class R6	1.70%	6.57%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	15.34% Class C; 15.34% Class W	0.95%	5.13%
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza Fl 12 New York, NY 10004-1901	7.45% Class C ; 21.44% Class I	9.63%	13.34%
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	26.69% Class A; 6.35% Class R6	8.44%	5.49%
Charles Schwab & Co. Inc. Special Custody Acct FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4122	10.50% Class I; 32.73% Class W	4.62%	7.27%

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Combined Percentage of Fund After the Reorganization and the Global Real Estate Reorganization*
Charles Schwab & Co. Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105	29.56% Class A	7.76%	5.62%
UBS WM USA Special CDY A/C for the Benefit of Customers of UBSFSI 1000 Harbor Blvd Weehawken, NJ 07086	6.41% Class R	0.04%	3.20%
MLPF & S for the Sole Benefit of the Customers Attn: Fund Administration 4800 Deer Lake Dr. East 3rd Floor Jacksonville, FL 32246-6484	6.03% Class A; 20.90% Class C; 34.19% Class R	2.38%	4.16%
Wells Fargo Clearing Services LLC 2801 Market Street Saint Louis, MO 63103	17.53% Class C	0.47%	2.52%
LPL Financial Omnibus Customer Account Attn: Lindsay Otoole 4707 Executive Drive San Diego, CA 92121	6.04% Class C	0.16%	1.15%
National Financial Services LLC (FBO) Our Customers Attn: Mutual Funds Department 499 Washington Blvd 4th Floor Jersey City, NJ 07310	13.72% Class I; 29.03% Class W	7.06%	8.43%
Raymond James Omnibus for Mutual Funds House Acct Firm 92500015 Attn Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716	5.69% Class C	0.15%	0.07%
Bentley University 175 Forest St Waltham, MA 02452-4705	9.90% Class I	4.36%	2.05%
PIMS/Prudential Retirement As Nominee For the TTEE/Cust PL 005 NYC Health+Hospitals TDA 55 Water Street 26th Floor, 26-118 New York, NY 10041	11.58% Class I	5.09%	2.40%

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Combined Percentage of Fund After the Reorganization and the Global Real Estate Reorganization*
James McGreal & Gloria McGreal JTWROS 100 Starbird Rd Portland, ME 04102-1758	6.73% Class O	0.02%	0.01%
DCGT as TTEE and/or Cust FBO PLIC Various Retirement Plans Omnibus Attn NPIO Trade Desk 711 High Street Des Moines, IA 50392	23.18% Class R	0.16%	0.07%
Reliance Trust Company FBO Massmutual Registered Product PO BOX 28004 Atlanta, GA 30358	12.56% Class R6	2.84%	1.34%
TIAA, FSB Cust/TTEE FBO Retirement Plans for Which TIAA Acts as Recordkeeper Attn: Trust Operations 211 North Broadway, Suite 1000 St. Louis, MO 63102-2733	19.61% Class R6	4.44%	2.09%

*
On a pro forma basis, assuming that the value of the shareholder’s interest in the Acquired Fund and the Global Real Estate Fund on the date of consummation of the Reorganization and the Global Real Estate Reorganization is the same as on November 8, 2019.

VOYA INVESTMENT MANAGEMENT

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SCOTTSDALE, ARIZONA 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free **1-877-907-7646** and follow the recorded instructions.

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a. THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:

2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

b. To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

MAINSTAY FUNDS TRUST

Statement of Additional Information
November 18, 2019

Acquisition of the Assets and Liabilities of: Voya Real Estate Fund (a series of Voya Equity Trust) (the “Acquired Fund”) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034	By, and in Exchange for, Shares of: MainStay CBRE Real Estate Fund (a series of MainStay Funds Trust) (the “Acquiring Fund”) 51 Madison Avenue New York, New York 10010

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated November 18, 2019, relating specifically to the proposed transfer of the assets of the Acquired Fund to the Acquiring Fund in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund, followed by the complete liquidation of the Acquired Fund (the “Reorganization”). Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus. To obtain a copy of the Proxy Statement/Prospectus, please contact MainStay Funds, 30 Hudson Street, Jersey City, New Jersey 07302, by calling toll-free 800-MAINSTAY (624-6782) or Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 by calling 1-800-992-0180.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Fund consists of these introductory pages, the accompanying pro forma financial statements, the statement of additional information for the MainStay Funds Trust and The MainStay Funds and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	Prospectus for the Acquired Fund, dated September 30, 2019 (Securities Act File No. 033-56094; Accession Number 0001104659-19-051817);

2.	Statement of Additional Information of the Acquired Fund, dated September 30, 2019 (Securities Act File No. 033-56094; Accession Number 0001104659-19-051817);

3.	Annual Report to shareholders of the Acquired Fund for the fiscal year ended May 31, 2019 (Securities Act File No. 033-56094; Accession Number 0001144204-19-038453); and

4.	Semi-Annual Report to shareholders of the Acquired Fund for the period ended November 30, 2018 (Securities Act File No. 033-56094; Accession Number 0001144204-19-005201).

Reorganization between MainStay CBRE Real Estate Fund
and Voya Real Estate Fund

FINANCIAL STATEMENTS

For additional information, see the May 31, 2019 annual report of the Acquired Fund.

PRO FORMA FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the annual report noted above which is on file with the SEC and is available at no charge. The information provided herein is unaudited and is provided as of May 31, 2019, the assumed date of the Reorganization for purposes of this section. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare this pro forma financial information in conformity with U.S. generally accepted accounting principles for investment companies.

The Acquired Fund is managed by Voya Investments and the Acquiring Fund is managed by New York Life Investments. Both Funds are subadvised by CBRE Clarion. The Acquired Fund is diversified and the Acquiring Fund is non-diversified.

The expenses of the Reorganization will be paid by CBRE Clarion, New York Life Investments and Voya Investments (or their respective affiliates). The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be approximately $273,900 and do not include any transition costs which may be incurred. See “Portfolio Transitioning” as described earlier.

It is anticipated that the Reorganization will qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, the Acquired Fund, the Acquiring Fund and their respective shareholders are not expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor immediately before the Reorganization.

However, any securities transactions conducted in advance of the Reorganization may generate capital gains for the Acquired Fund based on market prices of the securities sold. Accordingly, any of the net capital gains realized in the ordinary course of business would be distributed at the end of the year. It is not anticipated that the Acquired Fund would undergo any material portfolio turnover specifically in preparation for, or in anticipation of, the Reorganization. You should seek the advice of a tax advisor to determine how this distribution will impact your individual tax situation.

The Acquired Fund will be the accounting survivor of the Reorganization, and its financial performance will be carried over to financial statements prepared in future periods.

The Acquired Fund offers Class A, Class C, Class I, Class O, Class R, Class R6, Class T and Class W shares. Class A, Class O and Class T shares of the Acquired Fund are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25% of the average daily net assets of Class A, Class O and Class T shares. Class C shares of the Acquired Fund are subject to a distribution fee equal to an annual rate of 0.75% of the average daily net assets of Class C shares along with a service fee equal to an annual rate of 0.25% of the average daily net assets of Class C shares. Class R shares are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.50% of the average daily net assets of Class R3 shares. Class I, Class R6 and Class W shares of the Acquired Fund are not subject to any distribution and/or service (12b-1) fees.

If shareholders approve the Reorganization, shareholders of the Acquired Fund would receive shares of the Acquiring Fund as set forth below:

Acquired Fund Shares	Acquiring Fund Shares
Class A	Class A
Class O	Class A
Class C	Class C
Class I	Class I
Class W	Class I
Class R	Class R3
Class R6	Class R6

There are currently no shareholders of Class T shares.

Class A shares of the Acquiring Fund are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25% of the average daily net assets of Class A shares. Class C shares of the Acquiring Fund are subject to a distribution fee equal to an annual rate of 0.75% of the average daily net assets of Class C shares along with a service fee equal to an annual rate of 0.25% of the average daily net assets of Class C shares. Class R3 shares are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.50% of the average daily net assets of Class R3 shares. Class I and Class R6 shares of the Acquiring Fund are not subject to any distribution and/or service (12b-1) fees.

The net assets of the Acquired Fund as of May 31, 2019 amounted to $366,291,416. The Acquiring Fund has not commenced operations.

The Acquired Fund pays Voya Investments a management fee as an annual percentage of the fund’s average daily net assets as follows: 0.80% on all assets. For the fiscal year ended May 31, 2019, the Acquired Fund paid Voya Investments an effective management fee of 0.80%, for services performed as a percentage of the average daily net assets.

New York Life Investments pays subadvisory fees to CBRE Clarion and not from the assets of the Acquiring Fund.

Upon the closing of the Reorganization, the Acquiring Fund will pay New York Life Investments a management fee equal to an annual percentage of the Acquiring Fund’s average daily net assets as follows: 0.75% on all assets.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.18%; Class C, 1.93%; Class I, 0.83%; Class R3, 1.43%; and Class R6, 0.74%. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.

On a pro forma basis, for the year ended May 31, 2019, the Reorganization and the Global Real Estate Reorganization would have resulted in a decrease in management fees of $1,069,846 or 0.08% of net assets and a decrease in other operating expenses of approximately $1,677,428 or 0.13% of net assets on a pro forma basis for the year ended May 31, 2019. MainStay CBRE Real Estate Fund shareholders are projected to experience a decrease in total expenses following the Reorganization after the effect of fee waivers and expense reimbursement.

The following table identifies the various service providers to the Funds. Each of the Acquiring Fund’s service providers has entered into an agreement with MainStay Funds Trust or New York Life Investments, as the case may be, that governs the provision of services to the Acquiring Fund.

	Acquired Fund	Acquiring Fund

Investment Manager	Voya Investments, LLC	New York Life Investment Management LLC

Sub-Advisor	CBRE Clarion Securities LLC	CBRE Clarion Securities LLC

Sub-Administrator	N/A	State Street Bank and Trust Company

Distributor	Voya Investments Distributor, LLC	NYLIFE Distributors LLC

Transfer Agent	BNY Mellon Investment Servicing (US) Inc.	NYLIM Service Company LLC

Custodian	The Bank of New York Mellon	State Street Bank and Trust Company

Independent Auditor	KPMG LLP	KPMG LLP

No significant accounting policies specifically regarding valuation of portfolio securities or compliance with Subchapter M of the Code will change as a result of the Reorganization.

MAINSTAY FUNDS TRUST AND THE MAINSTAY FUNDS

February 28, 2019,
as amended November 18, 2019

STATEMENT OF ADDITIONAL INFORMATION

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3	Class R6
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund[2]	MGHAX	MGHHX	MGHBX	MHYCX	MGHIX	--	--	--	--
MainStay Income Builder Fund	MTRAX	MTINX	MKTRX	MCTRX	MTOIX	--	MTXRX	MTXVX	MTODX
MainStay Large Cap Growth Fund	MLAAX	MLINX	MLABX	MLACX	MLAIX	MLRRX	MLRTX	MLGRX	MLRSX
MainStay MacKay Common Stock Fund	MSOAX	MCSSX	MOPBX	MGOCX	MSOIX	--	MSORX	MSOSX	--
MainStay MacKay Convertible Fund	MCOAX	MCINX	MCSVX	MCCVX	MCNVX	--	--	--	--
MainStay MacKay High Yield Corporate Bond Fund	MHCAX	MHHIX	MKHCX	MYHCX	MHYIX	MHHRX	MHYRX	MHYTX	MHYSX
MainStay MacKay Infrastructure Bond Fund[3]	MGVAX	MGVNX	MCSGX	MGVCX	MGOIX	--	--	--	--
MainStay MacKay International Equity Fund	MSEAX	MINNX	MINEX	MIECX	MSIIX	MIERX	MIRRX	MIFRX	MIFDX
MainStay MacKay Tax Free Bond Fund	MTBAX	MKINX	MKTBX	MTFCX	MTBIX	--	--	--	--
MainStay MacKay Unconstrained Bond Fund	MASAX	MSYDX	MASBX	MSICX	MSDIX	--	MSIRX	MSDJX	MSYEX
MainStay MAP Equity Fund	MAPAX	MSMIX	MAPBX	MMPCX	MUBFX	MAPRX	MPRRX	MMAPX	--
MainStay Money Market Fund	MMAXX	MKTXX	MKMXX	MSCXX	--	--	--	--	--
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	MBNAX	MBINX	MBNBX	MBACX	MBAIX	MBNRX	MBCRX	MBDRX	MBERX
MainStay Candriam Emerging Markets Equity Fund	MCYAX	MCYVX	--	MCYCX	MCYIX	--	--	--	MCYSX
MainStay CBRE Global Infrastructure Fund	--	--	--	--	--	--	--	--	--
MainStay CBRE Real Estate Fund	--	--	--	--	--	--	--	--	--
MainStay Conservative Allocation Fund	MCKAX	MCKNX	MCKBX	MCKCX	MCKIX	MCKJX	MCKKX	MCKRX	--
MainStay Epoch Capital Growth Fund	MECDX	MECVX	--	MECEX	MECFX	--	--	--	--
MainStay Epoch Global Equity Yield Fund	EPSPX	EPSIX	--	EPSKX	EPSYX	--	EPSZX	EPSHX	EPSRX
MainStay Epoch International Choice Fund	ICEVX	ICELX	--	ICEWX	ICEUX	ICETX	ICEYX	ICEZX	--
MainStay Epoch U.S. All Cap Fund	MAAAX	MAWNX	MAWBX	MAWCX	MATIX	--	--	--	MAWDX
MainStay Epoch U.S. Equity Yield Fund	EPLPX	EPLIX	EPLBX	EPLKX	EPLCX	EPLRX	EPLSX	EPLTX	EPLDX
MainStay Floating Rate Fund	MXFAX	MXFNX	MXFBX	MXFCX	MXFIX	--	--	MXFHX	MXFEX
MainStay Growth Allocation Fund	MGXAX	MGXNX	MGXBX	MGXCX	MGXIX	MGXJX	MGXKX	MGXRX	--
MainStay Indexed Bond Fund	MIXAX	MIXNX	--	--	MIXIX	--	--	--	--
MainStay MacKay California Tax Free Opportunities Fund	MSCAX	MSCVX	--	MSCCX	MCOIX	--	--	--	--
MainStay MacKay Emerging Markets Equity Fund	MEOAX	MEOVX	--	MEOCX	MEOIX	--	--	--	MEODX
MainStay MacKay Growth Fund	KLGAX	KLGNX	KLGBX	KLGCX	KLGIX	--	KLGRX	--	--
MainStay MacKay High Yield Municipal Bond Fund	MMHAX	MMHVX	--	MMHDX	MMHIX	--	--	--	--
MainStay MacKay International Opportunities Fund	MYITX	MYINX	--	MYICX	MYIIX	--	--	--	--
MainStay MacKay New York Tax Free Opportunities Fund	MNOAX	MNOVX	--	MNOCX	MNOIX	--	--	--	--
MainStay MacKay S&P 500 Index Fund	MSXAX	MYSPX	--	--	MSPIX	--	--	--	--
MainStay MacKay Short Duration High Yield Fund	MDHAX	MDHVX	--	MDHCX	MDHIX	--	MDHRX	MDHTX	--
MainStay MacKay Small Cap Core Fund[4]	MOPAX	MOINX	MOTBX	MOPCX	MOPIX	MOPRX	MOTRX	MOVRX	--
MainStay MacKay Total Return Bond Fund	MTMAX	MTMNX	MTMBX	MTMCX	MTMIX	MTMRX	MTRTX	MTRVX	MTRDX
MainStay MacKay U.S. Equity Opportunities Fund	MYCTX	MYCNX	--	MYCCX	MYCIX	--	--	--	--
MainStay Moderate Allocation Fund	MMRAX	MMRDX	MMRBX	MMRCX	MMRIX	MMRJX	MMRKX	MMRHX	--
MainStay Moderate Growth Allocation Fund	MGDAX	MGDNX	MGDBX	MGDCX	MGDIX	MGDJX	MGDKX	MGDRX	--
1.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
2.	Effective June 21, 2019, the MainStay MacKay Emerging Markets Debt Fund changed its name to MainStay Candriam Emerging Markets Debt Fund.
3.	Effective February 28, 2019, the MainStay MacKay Government Fund changed its name to MainStay MacKay Infrastructure Bond Fund.
4.	Effective April 1, 2019, the MainStay Epoch U.S. Small Cap Fund changed its name to MainStay MacKay Small Cap Core Fund.

Although not a prospectus, this Statement of Additional Information (the "SAI") supplements the information contained in the prospectuses dated February 28, 2019, as amended from time to time, for Class A, Investor Class, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R6 shares for certain separate investment series of The MainStay Funds, a Massachusetts business trust (the “MainStay Funds”) and MainStay Funds Trust, a Delaware statutory trust (the “Prospectuses”). The MainStay Funds and MainStay Funds Trust may be collectively referred to as "MainStay Funds" or the "MainStay Group of Funds." Each series of the MainStay Group of Funds may be referred to individually as a "Fund" and collectively as the "Funds." This SAI is incorporated by reference in, is made a part of, and should be read in conjunction with, the Prospectuses. The Prospectuses are available without charge by writing to NYLIFE Distributors LLC, Attn: New York Life Investments Marketing Dept., 30 Hudson Street, Jersey City, New Jersey 07302, or by calling toll free 800-624-6782.

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the related Prospectuses, in connection with the offer contained herein and, if given or made, such other information or representations must not be relied upon as having been authorized by the MainStay Funds or NYLIFE Distributors LLC (the "Distributor"), the Funds’ distributor and an affiliate of New York Life Investment Management LLC. This SAI and the Prospectuses do not constitute an offer by the MainStay Funds or the Distributor to sell, or a solicitation of an offer to buy, any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

Shareholder inquiries should be made by writing directly to NYLIM Service Company LLC ("Transfer Agent" or "NYLIM Service Company"), the Funds' transfer agent and an affiliate of New York Life Investment Management LLC, P.O. Box 219003, Kansas City, Missouri 64121-9000 or by calling toll free 800-624-6782. In addition, you can make inquiries through your registered representative.

The audited financial statements of each of the Funds (if applicable), including the Financial Highlights for the fiscal year ended October 31, 2018, as presented in the 2018 Annual Reports to Shareholders and the reports of KPMG LLP, the Funds' independent registered public accounting firm, appearing therein are incorporated by reference into this SAI. These documents are available, without charge, by calling toll-free 800-624-6782.

THE MAINSTAY GROUP OF FUNDS

The MainStay Funds

The MainStay Funds is an open-end management investment company (or mutual fund), organized as a Massachusetts business trust by an Agreement and Declaration of Trust dated January 9, 1986, as amended.

Shares of MainStay Funds are currently offered in 12 separate series. Each Fund is a “diversified company”, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), unless otherwise indicated. When formed, the MainStay Candriam Emerging Markets Debt Fund was classified as a “non-diversified” fund as defined in the 1940 Act. However, due to the Fund’s principal investment strategies and investment process, the Fund has historically operated as a “diversified” fund. Therefore, the Fund will not operate as a “non-diversified” fund without first obtaining shareholder approval.

MainStay Candriam Emerging Markets Debt Fund

MainStay Income Builder Fund

MainStay Large Cap Growth Fund

MainStay MacKay Common Stock Fund

MainStay MacKay Convertible Fund

MainStay MacKay High Yield Corporate Bond Fund

MainStay MacKay Infrastructure Bond Fund

MainStay MacKay International Equity Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay Unconstrained Bond Fund

MainStay MAP Equity Fund

MainStay Money Market Fund

MainStay Funds Trust

MainStay Funds Trust is an open-end management investment company (or mutual fund), organized as a Delaware statutory trust by an Agreement and Declaration of Trust dated April 8, 2009, as amended.

Shares of MainStay Funds Trust are currently offered in 32 separate series. With the exception of MainStay CBRE Real Estate Fund, each Fund is a “diversified company,” as defined in the 1940 Act, unless otherwise indicated. When formed, each of the MainStay Floating Rate Fund and the MainStay Candriam Emerging Markets Debt Fund was classified as a "non-diversified" fund as defined in the 1940 Act. However, due to each Fund's principal investment strategies and investment process, each Fund has historically operated as a "diversified" fund. Therefore, neither Fund will operate as a "non-diversified" fund without first obtaining shareholder approval.

MainStay Balanced Fund
MainStay Candriam Emerging Markets Equity Fund
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Conservative Allocation Fund
MainStay Cushing MLP Premier Fund
MainStay Cushing Renaissance Advantage Fund
MainStay Cushing Energy Income Fund
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Choice Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Yield Fund
MainStay Floating Rate Fund
MainStay Growth Allocation Fund
MainStay Indexed Bond Fund	MainStay MacKay California Tax Free Opportunities Fund
MainStay MacKay Emerging Markets Equity Fund
MainStay MacKay Growth Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay Intermediate Tax Free Bond Fund
MainStay MacKay International Opportunities Fund
MainStay MacKay New York Tax Free Opportunities Fund
MainStay MacKay S&P 500 Index Fund
MainStay MacKay Short Duration High Yield Fund
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Small Cap Core Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Equity Opportunities Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund
MainStay U.S. Government Liquidity Fund*

* Shares of the MainStay U.S. Government Liquidity Fund are currently only available to other investment companies advised by New York Life Investments in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.

The MainStay Cushing MLP Premier Fund, MainStay Cushing Renaissance Advantage Fund, MainStay Cushing Energy Income Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay Short Term Municipal Fund, and MainStay U.S. Government Liquidity Fund are not covered by this SAI.

General

The Boards of Trustees of the MainStay Funds and MainStay Funds Trust may be referred to as the "Trustees," and collectively referred to as the "Board." Each Fund is authorized to offer shares in one or more of the following classes (although one or more classes of a Fund may not currently be offered for sale): Class A, Investor Class, Class B, Class C, Class I, Class R1, Class R2, Class R3 and Class R6 shares. Each Fund may offer one or more of these share classes.

1

THE MANAGER AND SUBADVISORS

New York Life Investment Management LLC ("New York Life Investments" or the "Manager") serves as the investment adviser for the Funds and has entered into subadvisory agreements with the following subadvisors to manage the day-to-day operations of certain Funds:

Subadvisor	Fund Name
Candriam Belgium	MainStay Funds Trust MainStay Candriam Emerging Markets Equity Fund
Candriam Luxembourg S.C.A. (“Candriam Luxembourg”)	MainStay Funds MainStay Candriam Emerging Markets Debt Fund
CBRE Clarion Securities LLC (“CBRE Clarion”)	MainStay Funds Trust MainStay CBRE Global Infrastructure Fund MainStay CBRE Real Estate Fund
Epoch Investment Partners, Inc. ("Epoch")

MainStay Funds

MainStay Income Builder Fund (equity portion)
MainStay MAP Equity Fund (portion)
MainStay Funds Trust

MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Choice Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Yield Fund

MacKay Shields LLC ("MacKay Shields")

MainStay Funds

MainStay Income Builder Fund (fixed-income portion)

MainStay MacKay Common Stock Fund
MainStay MacKay Convertible Fund
MainStay MacKay High Yield Corporate Bond Fund

MainStay MacKay Infrastructure Bond Fund
MainStay MacKay International Equity Fund
MainStay MacKay Tax Free Bond Fund
MainStay MacKay Unconstrained Bond Fund
MainStay Funds Trust

MainStay Balanced Fund (equity portion)

MainStay MacKay California Tax Free Opportunities Fund
MainStay MacKay Emerging Markets Equity Fund
MainStay MacKay Growth Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay International Opportunities Fund
MainStay MacKay New York Tax Free Opportunities Fund
MainStay MacKay S&P 500 Index Fund
MainStay MacKay Short Duration High Yield Fund
MainStay MacKay Small Cap Core Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Equity Opportunities Fund

Markston International LLC ("Markston")	MainStay Funds MainStay MAP Equity Fund (portion)
NYL Investors LLC (“NYL Investors”)	MainStay Funds MainStay Money Market Fund MainStay Funds Trust MainStay Balanced Fund (fixed-income portion) MainStay Floating Rate Fund MainStay Indexed Bond Fund
Winslow Capital Management LLC ("Winslow Capital")	MainStay Funds MainStay Large Cap Growth Fund

Collectively, these agreements are referred to as the "Subadvisory Agreements." Candriam Belgium, Candriam Luxembourg, CBRE Clarion, Epoch, MacKay Shields, Markston, NYL Investors and Winslow Capital are sometimes collectively referred to herein as the "Subadvisors" and each individually as a "Subadvisor." Candriam Belgium, Candriam Luxembourg, MacKay Shields and NYL Investors are affiliates of New York Life Investments.

Additional Information About Certain Funds

The Prospectuses discuss the principal investment objectives, strategies, risks and expenses of the Funds. This section contains supplemental information concerning certain securities and other instruments in which certain Funds may invest, the investment policies and portfolio strategies that certain Funds may utilize, and certain risks involved with those investment policies and strategies. For more information regarding the usage of certain securities and other instruments, see "Investment Practices, Instruments and Risks Common to Multiple Funds."

2

THE FUNDS' INVESTMENT POLICIES

The investment restrictions for each Fund as set forth below are fundamental policies of each Fund; i.e., they may not be changed with respect to a Fund without shareholder approval. In the context of changes to a fundamental policy, shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Except for those investment policies specifically identified as fundamental in the Prospectuses and this SAI, the Funds' investment objectives as described in the Prospectuses, and all other investment policies and practices described in the Prospectuses and this SAI are non-fundamental and may be changed by the Board at any time without the approval of shareholders.

Unless otherwise indicated, all of the percentage limitations below and in the investment restrictions recited in the Prospectuses apply to each Fund on an individual basis, and apply only at the time a transaction is entered into, except that any borrowing by a Fund that exceeds applicable limitations must be reduced to meet such limitations within the period required by the 1940 Act. Therefore, a change in the percentage that results from a relative change in values or from a change in a Fund's assets will not be considered a violation of the Fund’s policies or restrictions. "Value" for the purposes of all investment restrictions shall mean the value used in determining a Fund's net asset value (“NAV”) unless otherwise indicated.

For purposes of applying each Fund's policies with respect to being a "diversified company” or investing in the securities of any one issuer, an issuer will be deemed to be the sole issuer of a security if its assets and revenues alone back the security. However, if a security also is backed by the enforceable obligation of a superior or unrelated governmental entity or company, such entity or company also will be considered an issuer of the security.

If a security is separately guaranteed, either by a governmental entity or other facility (such as a bank guarantee or a letter of credit), such a guarantee will be considered a separate security issued by the guarantor. However, traditional bond insurance on a security will not be treated as a separate security, and the insurer will not be treated as a separate issuer. Therefore, these restrictions do not limit the percentage of a Fund's assets that may be invested in securities insured by a single bond insurer.

Fundamental Investment Restrictions

MainStay Balanced Fund
MainStay Candriam Emerging Markets Debt Fund
MainStay Candriam Emerging Markets Equity Fund
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Conservative Allocation Fund
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Choice Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Yield Fund
MainStay Floating Rate Fund
MainStay Growth Allocation Fund
MainStay Income Builder Fund
MainStay Indexed Bond Fund
MainStay Large Cap Growth Fund
MainStay MacKay California Tax Free Opportunities Fund
MainStay MacKay Common Stock Fund
MainStay MacKay Convertible Fund	MainStay MacKay Emerging Markets Equity Fund
MainStay MacKay Growth Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay Infrastructure Bond Fund
MainStay MacKay International Equity Fund
MainStay MacKay International Opportunities Fund
MainStay MacKay New York Tax Free Opportunities Fund
MainStay MacKay S&P 500 Index Fund
MainStay MacKay Short Duration High Yield Fund
MainStay MacKay Small Cap Core Fund
MainStay MacKay Tax Free Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Equity Opportunities Fund
MainStay MacKay Unconstrained Bond Fund
MainStay MAP Equity Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund
MainStay Money Market Fund

The fundamental investment restrictions applicable to the Funds apply to each of the Funds, except as noted below:

Each Fund:

1.	Except MainStay Candriam Emerging Markets Debt Fund and MainStay CBRE Real Estate Fund shall be a "diversified company" as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. MainStay Candriam Emerging Markets Debt Fund and MainStay CBRE Real Estate Fund are each a "non-diversified company" as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

When formed, the MainStay Candriam Emerging Markets Debt Fund was sub-classified as a "non-diversified" fund as defined in the 1940 Act. However, due to the Fund's principal investment strategy and investment process it has historically operated as a "diversified" fund. Therefore, the MainStay Candriam Emerging Markets Debt Fund will not operate as a "non-diversified" fund without first obtaining shareholder approval.

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2.	May borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

3.	May not "concentrate" its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to a Fund's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; (iii) with respect only to the MainStay Money Market Fund, instruments issued by domestic branches of U.S. banks (including U.S. branches of foreign banks subject to regulation under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks) or (iv) repurchase agreements (collateralized by the instruments described in Clause (ii) or, with respect to the MainStay Money Market Fund, Clause (iii)).

Under normal market conditions, the MainStay CBRE Real Estate Fund will invest more than 25% of value of its total assets at the time of purchase in the securities of companies principally engaged in the real estate industry.

Under normal market conditions, the MainStay CBRE Global Infrastructure Fund will invest more than 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their business activities in the infrastructure group of industries.

4.	May purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

6.	May make loans to the extent permitted by the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

7.	May act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended ("1933 Act"), to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

8.	May issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

The following fundamental investment restrictions are applicable to the MainStay MacKay Tax Free Bond Fund only. The MainStay MacKay Tax Free Bond Fund must:

1.	Invest at least 80% of the Fund's net assets in securities the interest on which is exempt from regular federal income tax, including the federal alternative minimum tax, except that the Fund may temporarily invest more than 20% of its net assets in securities the interest income on which may be subject to regular federal income tax.

2.	Invest at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

The following fundamental investment restriction is applicable to the MainStay Balanced Fund only.

•	The Fund has adopted as a fundamental policy that it will be a "balanced" fund. This fundamental policy cannot be changed without the approval of the Fund's shareholders. As a "balanced" fund, the Fund will invest at least 25% of the value of its net assets plus any borrowings in fixed-income securities. With respect to convertible securities held by the Fund, only that portion of the value attributable to their fixed-income characteristics will be used in calculating the 25% figure. Subject to such restrictions, the percentage of the Fund's assets invested in each type of security at any time shall be in accordance with the judgment of the Manager.

The following fundamental investment restriction is applicable to the MainStay MacKay California Tax Free Opportunities Fund only. The MainStay MacKay California Tax Free Opportunities Fund must:

•	Under normal circumstances, invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and California income taxes.

The following fundamental investment restriction is applicable to the MainStay MacKay High Yield Municipal Bond Fund only. The MainStay MacKay High Yield Municipal Bond Fund must:

•	Invest at least 80% of the Fund's net assets in municipal bonds, which include debt obligations issued by or on behalf of a governmental entity or other qualifying entity/issuer that pays interest that is, in the opinion of bond counsel to the issuers, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax).

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The following fundamental investment restriction is applicable to the MainStay MacKay New York Tax Free Opportunities Fund only. The MainStay MacKay New York Tax Free Opportunities Fund must:

•	Under normal circumstances, invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and New York income taxes.

Additional Information Regarding Fundamental Investment Restrictions

Below is additional information regarding the Funds' fundamental investment restrictions and the current meaning of phrases similar to “to the extent permitted under the 1940 Act” as set forth in the restrictions, if applicable. This phrase may be informed by, among other things, guidance and interpretations of the SEC or its staff or exemptive relief from the SEC and, as such, may change from time to time. This information is in addition to, rather than part of, the fundamental investment restrictions themselves.

•	Borrowing. In the event that a Fund's “asset coverage” (as defined in the 1940 Act) at any time falls below 300%, the Fund, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, will reduce the amount of its borrowings to the extent required so that the asset coverage of such borrowings will be at least 300%.

•	Concentration. Although the 1940 Act does not define what constitutes “concentration” in an industry or group of industries, the SEC and its staff take the position that any fund that invests more than 25% of the value of its assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) is deemed to be “concentrated” in that industry or group of industries.

For the purposes of the Funds' fundamental investment restriction relating to concentration, each Fund may use the industry classifications provided by Bloomberg, L.P., the MSCI/Standard & Poor's Global Industry Classification Standard ("GICS") or any other reasonable industry classification system. Wholly-owned finance companies will be considered to be in the industries of their parents (or affiliated entity) if their activities are primarily related to financing the activities of the parents (or affiliated entity). Due to their varied economic characteristics, issuers within the financial services industry will be classified at the sub-group level. Utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. Securities issued by foreign governmental entities (including foreign agencies, foreign municipalities, and foreign instrumentalities) will be classified by country. For purposes of classifying such securities, each foreign country will be deemed a separate industry. Also, for purposes of industry concentration, tax-exempt securities issued by states, municipalities and their political subdivisions are not considered to be part of any industry, unless their payments of interest and/or principal are dependent upon revenues derived from projects, rather than the general obligations of the municipal issuer (such as private activity and revenue bonds or municipal securities backed principally from the assets or revenues of non-governmental users).

•	Real Estate. A Fund may acquire real estate as a result of ownership of securities or other instruments and a Fund may invest in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts.

•	Commodities. Under the federal securities and commodities laws, certain financial instruments such as futures contracts and options thereon, including currency futures, stock index futures or interest rate futures, and certain swaps, including currency swaps, interest rate swaps, swaps on broad-based securities indices and certain credit default swaps, may, under certain circumstances, also be considered to be commodities. Nevertheless, the 1940 Act does not prohibit investments in physical commodities or contracts related to physical commodities.

•	Loans. Although the 1940 Act does not prohibit a fund from making loans, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements.

•	Senior Securities. A Fund may enter into certain transactions that are economically equivalent to borrowing (i.e., reverse repurchase agreements, short sales and certain derivative transactions). Under the 1940 Act and interpretations thereof, borrowing transactions and certain transactions that create leverage will not be considered to constitute the issuance of a “senior security” by a Fund, and therefore such transaction will not be subject to the limitations otherwise applicable to borrowings by the Fund, if the Fund: (1) maintains an offsetting financial position in accordance with applicable SEC guidance or SEC staff interpretations; (2) maintains liquid assets equal in value to the Fund’s potential economic exposure under the borrowing transaction; or (3) otherwise “covers” the transaction in accordance with applicable SEC guidance or SEC staff interpretations.

•	Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

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NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - GENERAL

In addition to each Fund’s fundamental investment restrictions, the Trustees have adopted certain policies and restrictions, set forth below, that are observed in the conduct of the affairs of the Funds. These represent the intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that the following non-fundamental investment restrictions may be changed or amended by action of the Trustees at any time without requiring prior notice to or approval of shareholders, unless set forth below.

Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's assets will not be considered a violation.

Non-Fundamental Investment Restrictions - The MainStay Funds

1.	The MainStay MacKay Infrastructure Bond Fund and MainStay MacKay Tax Free Bond Fund may not invest in foreign securities, foreign currencies or convertible securities.

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Non-Fundamental Investment Policies Related to Fund Names

Certain of the Funds have names that suggest that a Fund will focus on a type of investment, within the meaning of Rule 35d-1 under the 1940 Act. Except for the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund, the MainStay Group of Funds has adopted a non-fundamental policy for each of these Funds to invest at least 80% of the value of its assets (net assets plus the amount of any borrowing for investment purposes) in the particular type of investments suggested by its name. Furthermore, with respect to each of these Funds, the MainStay Group of Funds has adopted a policy to provide a Fund's shareholders with at least 60 days prior notice of any change in the policy of a Fund to invest at least 80% of its assets in the manner described below.

The 80% investment policies for the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund are fundamental and, therefore, may not be changed without shareholder approval. Please see the discussion regarding fundamental investment restrictions above for more information.

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The affected Funds and their corresponding 80% policies are as set forth in the table below:

FUND	NON-FUNDAMENTAL INVESTMENT POLICY
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowing for investment purposes) in fixed-income securities of issuers in emerging markets.
MainStay Large Cap Growth Fund	To invest, under normal circumstances, at least 80% of its net assets plus borrowings, in large capitalization companies.
MainStay MacKay Common Stock Fund	To invest, under normal circumstances, at least 80% of its assets in common stocks.
MainStay MacKay Convertible Fund	To invest, under normal circumstances, at least 80% of its assets in convertible securities.
MainStay MacKay High Yield Corporate Bond Fund	To invest, under normal circumstances, at least 80% of its assets in high-yield corporate debt securities.
MainStay MacKay Infrastructure Bond Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of infrastructure-related debt securities and/or securities intended primarily to finance infrastructure-related activities.
MainStay MacKay International Equity Fund	To invest, under normal circumstances, at least 80% of its assets in equity securities.
MainStay MacKay Unconstrained Bond Fund	To invest, under normal conditions, at least 80% of its assets in a diversified portfolio of debt or debt-related securities.
MainStay MAP Equity Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowing for investment purposes) in equity securities.
MAINSTAY FUNDS TRUST
MainStay Candriam Emerging Markets Equity Fund	To invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities or equity-related securities issued by entities in, or tied economically to, emerging markets.
MainStay CBRE Global Infrastructure Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by infrastructure companies.
MainStay CBRE Real Estate Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITs”) and other real estate companies.
MainStay Epoch Global Equity Yield Fund	To invest, under normal circumstances, at least 80% of its assets in equity securities of dividend-paying companies.
MainStay Epoch U.S. All Cap Fund	To invest, under normal circumstances, at least 80% of its assets in equity securities of U.S. companies across all market capitalizations.
MainStay Epoch U.S. Equity Yield Fund	To invest, under normal circumstances, at least 80% of its assets in equity securities of dividend-paying U.S. companies across all market capitalizations.
MainStay Floating Rate Fund	To invest, under normal circumstances, at least 80% of its assets in a portfolio of floating rate loans and other floating rate securities.
MainStay Indexed Bond Fund	To invest, under normal circumstances, at least 80% of its net assets in debt securities connoted by the designated index.
MainStay MacKay Emerging Markets Equity Fund	To invest, under normal conditions, at least 80% of its assets in equity securities issued by entities in, or tied economically to, emerging markets.
MainStay MacKay S&P 500 Index Fund	To invest, under normal circumstances, at least 80% of its net assets in stocks connoted by the S&P 500® Index.
MainStay MacKay Short Duration High Yield Fund	To invest, under normal circumstances, at least 80% of its assets in high-yield debt securities.
MainStay MacKay Small Cap Core Fund	To invest, under normal circumstances, at least 80% of its assets in securities of small-capitalization U.S. companies, as defined in the current prospectus of the Fund.
MainStay MacKay Total Return Bond Fund	To invest, under normal circumstances, at least 80% of its assets in debt securities.
MainStay MacKay U.S. Equity Opportunities Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in U.S. equity securities.

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INVESTMENT PRACTICES, INSTRUMENTS AND RISKS COMMON TO MULTIPLE FUNDS

Subject to the limitations set forth herein and in the Prospectuses, the Manager or Subadvisor(s) to each Fund may, in its discretion, at any time, employ any of the following practices, techniques or instruments for the Funds. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible, or effective for their intended purposes in all markets and under all conditions. Certain practices, techniques, or instruments may not be principal activities of the Funds but, to the extent employed, could from time to time have a material impact on the Funds' performance.

Unless otherwise indicated above, the Funds may engage in the following investment practices or techniques, subject to the specific limits described in the Prospectuses or elsewhere in this SAI. Unless otherwise stated in the Prospectus, investment techniques are discretionary. That means the Manager or each Subadvisor may elect to engage or not engage in the various techniques at its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed. With respect to some of the investment practices and techniques, Funds that are most likely to engage in a particular investment practice or technique are indicated in the relevant descriptions as Funds that may engage in such practices or techniques.

The loss of money is a risk of investing in the Funds. None of the Funds, neither individually nor collectively, is intended to constitute a balanced or complete investment program and the NAV per share of each Fund will fluctuate based on the value of the securities held by each Fund. However, the MainStay Money Market Fund seeks to maintain a stable NAV of $1.00 per share. Each Fund is subject to the risks and considerations associated with investing in mutual funds generally as well as additional risks and restrictions discussed herein.

Special Note Regarding Recent Market Events

From time to time, events in the financial sector may result in reduced liquidity in the credit, fixed-income and other financial markets and an unusually high degree of volatility in the financial markets, both domestically and internationally. The potential for market turbulence may have an adverse effect on the Funds' investments.

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In the past, instability in the financial markets led the U.S. and other governments to take a number of unprecedented actions designed to support certain financial and other institutions and certain segments of the financial markets. Federal, state, and foreign governments, regulatory agencies, and self-regulatory organizations have taken, and could take in the future, actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit the Funds' ability to achieve their investment objectives.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets vary, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds' portfolio holdings.

From time to time, global financial markets experience periods of unprecedented turmoil. For example, between 2007 and 2009, the debt and equity capital markets in the United States were negatively impacted by significant write-offs in the financial services sector relating to subprime mortgages and the repricing of credit risk in the broader market, among other things. These events contributed to severe market volatility and caused severe liquidity strains in the credit markets. Significant events, such as these, may happen in the future and could have a significant and adverse effect on the Funds' portfolio holdings.

The energy markets have experienced significant volatility in recent periods, including a historic drop in the price of crude oil and natural gas prices, and may continue to experience relatively high volatility for a prolonged period. To the extent that energy markets continue to experience these adverse conditions, this will adversely affect the ability of MLPs and other issuers in which the Funds invest to sustain their historical distribution levels, which in turn, may adversely affect the Funds. The Subadvisors may take measures to navigate the conditions of the energy markets, but there is no guarantee that such efforts will be effective or that the Fund's performance will correlate with any increase in oil or gas prices. The Funds and their shareholders could therefore lose money as a result of the conditions in the energy market.

In addition, the future of the European Union (“EU”) is uncertain. In a June 2016 referendum, citizens of the United Kingdom voted to leave the EU (known as “Brexit”). On March 29, 2017, the United Kingdom gave its formal notice of withdrawal from the EU to the European Commission, which began a two-year process of formal withdrawal from the EU. As of the date of this SAI, no formal plan for withdrawal from the EU has been agreed to by the United Kingdom and the EU. If no deal is agreed to the United Kingdom may exit the EU through a “hard Brexit.” The impact of a hard Brexit on the United Kingdom and EU and the broader global economy is unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth. Brexit may have a negative impact on the economy and currency of the United Kingdom and EU as a result of anticipated, perceived or actual changes to the United Kingdom’s economic and political relations with the EU. Brexit may also have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. Any or all of these challenges may affect the value of a Fund's investments that are economically tied to the United Kingdom or the EU, and could have an adverse impact on the Fund’s performance.

During the period immediately after the 2007-2009 financial crisis, the U.S. government implemented various measures designed to stabilize the U.S. economy, including keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies and instrumentalities on the open market (“Quantitative Easing”). In 2014, the Board of Governors of the Federal Reserve System (the “Federal Reserve Board”) stopped purchases under Quantitative Easing, and in 2015, the Federal Reserve Board began a series of increases to the federal funds rate that continued through 2018. In July 2019, the Federal Reserve Board lowered the federal funds rate for the first time since 2008. If the Federal Reserve Board begins to increase the federal funds rate again, there is a risk that interest rates could continue to rise across the U.S. financial system, which could expose fixed-income and related markets to heightened volatility and could cause the value of a Fund's investments, and the Fund's NAV, to decline, potentially causing the Fund to experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the Fund incurs and may negatively impact the Fund's performance.

Merger, Reorganization or Liquidation of a Fund

The Board may determine to merge or reorganize a Fund or a class of shares, or to close and liquidate a Fund at any time, which may have adverse consequences for shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder's basis in his or her shares of the Fund. In the event of a liquidation of the Fund, a shareholder of the liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as sales loads, account fees or fund expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.

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Cyber Security and Disruptions in Operations

With the increasing use of the Internet and technology in connection with the Funds' operations, the Funds may be more susceptible to greater operational and information security risks resulting from breaches in cyber security. Cyber incidents can result from unintentional events (such as an inadvertent release of confidential information) or deliberate attacks by insiders or third parties, including cyber criminals, competitors, nation-states and “hacktivists,” and can be perpetrated by a variety of complex means, including the use of stolen access credentials, malware or other computer viruses, ransomware, phishing, structured query language injection attacks, and distributed denial of service attacks, among other means. Cyber incidents may result in actual or potential adverse consequences for critical information and communications technology, or systems and networks that are vital to the Funds' or their service providers’ operations, or otherwise impair Fund or service provider operations. For example, a cyber incident may cause operational disruptions and failures impacting information systems or information that a system processes, stores, or transmits, such as by theft, damage or destruction, or corruption or modification of or denial of access to data maintained online or digitally, denial of service on websites rendering the websites unavailable to intended users or not accessible for such users in a timely manner, and the unauthorized release or other exploitation of confidential information (i.e., identity theft or other privacy breaches). In addition, a cyber security breach may cause disruptions and impact the Funds' business operations, which could potentially result in financial losses, inability to determine a Fund's NAV including over an extended period, impediments to trading, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, compliance and other costs. The Funds and their shareholders could be negatively impacted as a result. Further, substantial costs may be incurred in order to prevent future cyber incidents.

In addition, because the Funds work closely with third-party service providers (e.g., custodians), cyber security breaches at such third-party service providers or trading counterparties may subject a Fund's shareholders to the same risks associated with direct cyber security breaches. Further, cyber security breaches at an issuer of securities in which the Funds invest may similarly negatively impact a Fund's shareholders because of a decrease in the value of these securities. These incidents could result in adverse consequences for such issuers, and may cause a Fund's investment in such securities to lose value. For example, a cyber incident involving an issuer may include the theft, destruction or misappropriation of financial assets, intellectual property or other sensitive information belonging to the issuer or their customers (i.e., identity theft or other privacy breaches). As a result, the issuer may experience the types of adverse consequences summarized above, among others (such as loss of revenue), despite having implemented preventative and other measures reasonably designed to protect from and/or defend against the risks or adverse effects associated with cyber incidents.

While the Funds have established risk management systems and business continuity policies designed to reduce the risks associated with cyber security breaches and other operational disruptions, there can be no assurances that such measures will be successful particularly since the Funds do not control the cyber security and operational systems of issuers or third-party service providers, and certain security breaches may not be detected. The Funds and their service providers, as well as exchanges and market participants through or with which the Funds trade and other infrastructures on which the Funds or their service providers rely, are also subject to the risks associated with technological and operational disruptions or failures arising from, for example, processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, errors in algorithms used with respect to the Funds, changes in personnel, and errors caused by third parties or trading counterparties. In addition, there are inherent limitations to these plans and systems and certain risks may not yet be identified and new risks may emerge in the future. The Funds and their shareholders could be negatively impacted as a result of any security breaches or operational disruptions and may bear certain costs tied to such events.

Arbitrage

A Fund may sell a security that it owns in one market and simultaneously purchase the same security in another market, or it may buy a security in one market and simultaneously sell it in another market, in order to take advantage of differences in the price of the security in the different markets. The Funds do not actively engage in arbitrage. Such transactions are generally entered into with respect to debt securities and occur in a dealer's market where the buying and selling dealers involved confirm their prices to a Fund at the time of the transaction, thus eliminating any risk to the assets of the Fund. Such transactions, which involve costs to a Fund, may be limited by the policy of each Fund to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Bank Obligations

A Fund may invest in certificates of deposit ("CDs"), time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks or savings and loan institutions ("S&Ls").

CDs are certificates evidencing the obligation of a bank or S&L to repay funds deposited with it for a specified period of time at a specified rate of return. If a CD is non-negotiable, it may be classified as an illiquid investment.

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Time deposits in banking institutions are generally similar to CDs, but are uncertificated. Time deposits that may be held by the Funds will not benefit from insurance administered by the Federal Deposit Insurance Corporation ("FDIC”). Bank time deposits are monies kept on deposit with U.S. or foreign banks (and their subsidiaries and branches) or U.S. S&Ls for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced. Time deposits maturing in more than seven days and/or subject to withdrawal penalties may be classified as an illiquid investment.

Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there generally is no market for such deposits.

Bankers' acceptances are credit instruments evidencing the obligation of a bank or S&L to pay a draft drawn on it by a customer, usually in connection with international commercial transactions. Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. S&Ls are supervised and subject to examination by the Office of the Comptroller of the Currency. U.S. S&Ls are insured by the Deposit Insurance Fund, which is administered by the FDIC and backed by the full faith and credit of the U.S. government.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including: (i) an increased possibility that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

See "Cash Equivalents" for more information.

Borrowing and Transactions Involving Leverage

Each Fund may borrow money to the extent permitted under the 1940 Act, or otherwise limited herein, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. This borrowing may be unsecured. The 1940 Act precludes a fund from borrowing if, as a result of such borrowing, the total amount of all money borrowed by a fund exceeds 33 1/3% of the value of its total assets (that is, total assets including borrowings, less liabilities exclusive of borrowings) at the time of such borrowings. This means that the 1940 Act requires a fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, or for other reasons to cover a borrowing transaction, even though it may be disadvantageous from an investment standpoint to sell securities at that time, and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company under the Internal Revenue Code.

Borrowing tends to exaggerate the effect on a Fund's NAV per share of any changes in the market value of a Fund's portfolio securities. Money borrowed will be subject to interest costs, which may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

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The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a Fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the Fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements, engaging in mortgage dollar roll transactions, selling securities short (other than short sales “against the box”), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm-commitment and standby-commitment agreements, engaging in when-issued, delayed-delivery, to-be-announced securities, or forward-commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing. A borrowing transaction will not be considered to constitute the issuance of a “senior security” by a Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Fund, if the Fund (1) maintains an offsetting financial position in accordance with applicable SEC guidance or SEC staff interpretations, (2) maintains liquid assets equal (as determined on a daily marked-to-market basis) in value to the Fund’s potential economic exposure under the borrowing transaction, or (3) otherwise "covers" the transaction in accordance with applicable SEC guidance or SEC staff interpretations (collectively, "covers" the "senior securities" transactions). The value of a Fund's "senior securities" holdings are marked-to-market daily to ensure proper coverage. In addition, assets being maintained to cover "senior securities" transactions may not be available to satisfy redemptions or for other purposes.

Cash Equivalents

To the extent permitted by its investment objective and policies, each Fund may invest in cash equivalents. Cash equivalents include U.S. government securities, CDs, bank time deposits, bankers' acceptances, repurchase agreements and commercial paper, each of which is discussed in more detail herein. Cash equivalents may include short-term fixed-income securities issued by private and governmental institutions. Repurchase agreements may be considered cash equivalents if the collateral pledged is an obligation of the U.S. government, its agencies or instrumentalities.

Closed-End Funds

The Funds may invest in shares of closed-end funds. Closed-end funds are investment companies that generally do not continuously offer their shares for sale. Rather, closed-end funds typically trade on a secondary market, such as the New York Stock Exchange or the NASDAQ Stock Market, Inc. Closed-end funds are subject to management risk because the adviser to the closed-end fund may be unsuccessful in meeting the fund's investment objective. Moreover, investments in a closed-end fund generally reflect the risks of the closed-end fund's underlying portfolio securities. Closed-end funds may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by a Fund. Closed-end funds may trade infrequently and with small volume, which may make it difficult for a Fund to buy and sell shares. Closed-end funds are subject to management fees and other expenses that may increase their cost versus the costs of owning the underlying securities. Since closed-end funds trade on exchanges, a Fund may also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.

Collateralized Debt Obligations

The Funds may invest in collateralized debt obligations ("CDOs"), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured vehicles. CBOs, CLOs, CDOs and similarly structured vehicles are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many different types of fixed-income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs are trusts backed by other types of assets, including synthetic instruments that provide exposure to other asset- backed securities representing obligations of various parties. CBOs, CLOs, CDOs and similarly structured vehicles may charge management fees and administrative expenses.

For CBOs, CLOs, CDOs, and similarly structured vehicles the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO, CDO or similarly structured vehicle depend largely on the type of the underlying collateral and the class of the issuer in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs, CDOs and similarly structured vehicles may be classified as illiquid investments. Notwithstanding such classification, an active dealer market may exist for CBOs, CLOs, CDOs and similarly structured vehicles allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with debt or fixed-income securities discussed elsewhere in this SAI and the Funds' Prospectuses (e.g., interest rate, credit, liquidity, prepayment and default risk), CBOs, CLOs, CDOs and similarly structured vehicles carry additional risks including, but not limited to: (i) the possibility that distributions or principal and interest payments from the underlying collateral will not be adequate to make interest or other payments owed to holders of the issuer’s instruments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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In addition, these risks may be magnified depending on the tranche of CBO, CLO or CDO securities in which a Fund invests. For example, investments in a junior tranche of CLO securities will likely be more sensitive to loan defaults or credit impairment than investments in more senior tranches. In addition, interest on certain tranches of a CLO may be paid in-kind (meaning that unpaid interest is effectively added to principal), which involves continued exposure to default risk with respect to such payments. Certain CLOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, but such enhancement may not always be present and may fail to protect the Funds against the risk of loss due to defaults on the collateral.

CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by CDOs are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

Combined Transactions

Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations of options, futures, forward and swap transactions) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position. Combined transactions typically contain elements of risk that are present in each of the component transactions. A Fund may enter into a combined transaction instead of a single derivatives transaction when, in the opinion of the Manager or a Subadvisor, it is in the best interest of the Fund to do so. Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

Commercial Paper

A Fund may invest in, among other things, commercial paper if it is rated at the time of investment in the highest ratings category by a nationally recognized statistical ratings organization ("NRSRO"), such as Prime-1 or A-1, or if not rated by an NRSRO, if the Fund’s Manager or Subadvisor determines that the commercial paper is of comparable quality.

In addition, unless otherwise stated in the applicable Prospectus or this SAI, each Fund may invest up to 5% of its total assets in commercial paper if, when purchased, it is rated in the second highest ratings category by an NRSRO, or, if unrated, the Fund’s Manager or Subadvisor determines that the commercial paper is of comparable quality. See "Money Market Investments" for more information.

Generally, commercial paper represents short-term (typically, nine months or less) unsecured promissory notes issued (in bearer form) by banks or bank holding companies, corporations and finance companies. A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to rating agencies by the issuer or obtained from other sources the rating agencies consider reliable. The rating agencies do not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. This restriction does not apply to the MainStay Money Market Fund. See "Cash Equivalents" for more information.

Commodities and Commodity-Linked Derivatives

Commodity-linked or index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. Structured notes may be illiquid and are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

Commodities include precious metals (such as gold, silver, platinum and palladium in the form of bullion and coins), industrial metals, gas and other energy products and natural resources. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets or by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry. The value of these securities will rise or fall in response to changes in the underlying commodity or related index investment.

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Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors such as changes in overall market movements, political and economic events and policies, including environmental policies and regulation, war, acts of terrorism and changes in interest rates or inflation rates. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

There are several additional risks associated with commodity futures contracts. In the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price.

Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund.

Convertible Securities

A Fund may invest in securities convertible into common stock or the cash value of a single equity security or a basket or index of equity securities. Such investments may be made, for example, if the Manager or a Subadvisor believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for inclusion in the Funds' portfolios include convertible bonds, convertible preferred stocks, warrants or notes or other instruments that may be exchanged for cash payable in an amount that is linked to the value of a particular security, basket of securities, index or indices of securities or currencies.

Convertible debt securities, until converted, have the same general characteristics as other fixed-income securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange the investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

As with all fixed-income securities, the market value of convertible debt securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The unique feature of the convertible security is that as the market price of the underlying common stock declines, a convertible security tends to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer's capital structure.

Holders of fixed-income securities (including convertible securities) have a claim on the assets of the issuer prior to the holders of common stock in case of liquidation. However, convertible securities are typically subordinated to similar non-convertible securities of the same issuer. Accordingly, convertible securities have unique investment characteristics because: (1) they have relatively high yields as compared to common stocks; (2) they have defensive characteristics since they provide a fixed return even if the market price of the underlying common stock declines; and (3) they provide the potential for capital appreciation if the market price of the underlying common stock increases.

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A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision or indenture pursuant to which the convertible security is issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the underlying common stock or cash or sell it to a third party.

A Fund may invest in "synthetic" convertible securities. A synthetic convertible security is a derivative position composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Synthetic convertibles are typically offered by financial institutions or investment banks in private placement transactions and are typically sold back to the offering institution. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" and "exchangeable" convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of two or more different issuers or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). The value of a synthetic convertible is the sum of the values of its preferred stock or debt obligation component and its convertible component. Therefore, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. In addition, a Fund purchasing a synthetic convertible security may have counterparty (including credit) risk with respect to the financial institution or investment bank that offers the instrument. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security. Synthetic convertible securities are considered convertible securities for compliance testing purposes.

Contingent Convertible Securities

The MainStay MacKay Convertible Fund may invest in a type of convertible securities referred to as contingent convertible securities (“CoCos”), which are a form of hybrid debt security typically issued as subordinated debt instruments (i.e., the rights and claims of holders of CoCos will generally rank junior to the claims of holders of the issuer’s other debt instruments). Unlike traditional convertible securities, the conversion of a CoCo is contingent and occurs based on specified triggering events.

CoCos are usually issued by non-U.S. banks and are subject to risks in addition to those of convertible securities because, among other things, CoCos may be automatically converted to equity (such as common stock) or have their principal written down upon the occurrence of certain triggering events. These triggering events are usually linked to regulatory capital or other financial thresholds or regulatory actions calling into question the issuer’s continued viability as a going concern, such as an issuer’s capital falling below a specified level, an increase in an issuer’s risk weighted assets, or the issuer’s share price falling below a particular level for a set period of time. If the issuer triggers the CoCo’s conversion mechanism, the Fund may lose all or part of the principal amount invested on a permanent or temporary basis or the CoCo may be converted to equity or other security ranking junior to the corresponding CoCo, which may occur at a predetermined share price. CoCos’ unique equity conversion and principal write-down features are tailored to the issuer and its regulatory requirements and are set forth in the applicable documentation governing the CoCos.

CoCos often have no stated maturity and often have fully discretionary coupons. This means coupons can potentially be suspended or cancelled at the issuer’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses. In light of the uncertainty with respect to investments in CoCos, their value is subject to heightened volatility and may decrease quickly in the event that coupon payments are suspended or otherwise adversely affected.

CoCos are typically issued in the form of subordinated debt instruments to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos against the issuer in respect of or arising under the terms of the CoCos would generally rank junior to the claims of holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event, each holder of the CoCos will be further subordinated as a result of the conversion from being the holder of a debt instrument to being the holder of an equity instrument. Holders of CoCos may be limited in their ability to institute claims against issuers.

The value of CoCos may fluctuate based on unpredictable factors and will be influenced by many factors, including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Credit and Liquidity Enhancements

Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. The Manager or Subadvisor may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase or sell a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, the Manager or Subadvisor will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a Fund's share price.

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Debt Securities

Debt securities may have fixed, variable or floating (including inverse floating) rates of interest. To the extent that a Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by a Fund generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the maturity of a Fund's investments, and changes in values of the currencies in which a Fund's investments are denominated relative to the U.S. dollar, . Generally, a rise in interest rates will reduce the value of fixed-income securities held by a Fund, and a decline in interest rates will increase the value of fixed-income securities held by a Fund. Longer term debt securities generally pay higher interest rates than do shorter term debt securities but also may experience greater price volatility as interest rates change.

A Fund's investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the credit quality and maturity criteria set forth for the particular Fund. The rate of return or return of principal on some debt obligations may be linked to indices or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies. Differing yields on corporate fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower rating categories.

Corporate debt securities may bear fixed, contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

Since shares of the Funds represent an investment in securities with fluctuating market prices, the value of shares of each Fund will vary as the aggregate value of the Fund's portfolio securities increases or decreases. The value of lower-rated debt securities that a Fund purchases may fluctuate more than the value of higher-rated debt securities, thus potentially increasing the volatility of a Fund’s NAV per share. Lower-rated debt securities generally carry greater risk that the issuer will default or be delinquent on the payment of interest and principal. Lower-rated fixed-income securities generally tend to reflect short term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to the Funds but will be reflected in the NAV of the Funds' shares.

When and if available, debt securities may be purchased at a discount from face value. From time to time, each Fund may purchase securities not paying interest or dividends at the time acquired if, in the opinion of the Manager or Subadvisor, such securities have the potential for future income (or capital appreciation, if any).

Investment grade securities are generally securities rated at the time of purchase Baa3 or better, or BBB- or better by an NRSRO, or comparable non-rated securities. Non-rated securities will be considered for investment by a Fund when the Manager or Subadvisor believes that the financial condition of the issuers of such obligations and the protection afforded by the terms of the obligations themselves limit the risk to the Fund to a degree comparable to that of rated securities which are consistent with the Fund’s objective and policies.

Corporate debt securities with a below investment grade rating or deemed to be comparable to such rating by the Manager or Subadvisor have speculative characteristics, and changes in economic conditions or individual corporate developments are more likely to lead to a weakened capacity to make principal and interest payments than in the case of high grade bonds. If a credit rating agency downgrades the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Manager or Subadvisor, where applicable, deems it in the best interest of the Fund's shareholders.

The ratings of fixed-income securities by an NRSRO are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities in each rating category. The Manager or Subadvisor will attempt to reduce the overall portfolio credit risk through diversification and selection of portfolio securities based on considerations mentioned above.

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Depositary Receipts and Registered Depositary Certificates

A Fund may invest in securities of non-U.S. issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs"), Non-Voting Depositary Receipts (“NVDRs”) or other similar securities representing ownership of securities of non-U.S. issuers held in trust by a bank, exchange or similar financial institution. These securities may not necessarily be denominated in the same currency as the securities they represent. Designed for use in U.S., European and international securities markets, as applicable, ADRs, EDRs, GDRs, IDRs and NVDRs are alternatives to the purchase of the underlying securities in their national markets and currencies, but are subject to the same risks as the non-U.S. securities to which they relate.

ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and IDRs are receipts issued in Europe typically by non-U.S. banking and trust companies that evidence ownership of either foreign or U.S. securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying non-U.S. securities. NVDRs are typically issued by an exchange or its affiliate. Generally, ADRs, in registered form, are designed for use in U.S. securities markets, and EDRs, GDRs, IDRs and NVDRs are designed for use in European and international securities markets. An ADR, EDR, GDR, IDR or NVDR may be denominated in a currency different from the currency in which the underlying foreign security is denominated.

There is no guarantee that a financial institution will continue to sponsor depositary receipts, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of the Fund's portfolio.

Derivative Instruments – General Discussion

The Funds may use derivative instruments consistent with their respective investment objectives for purposes including, but not limited to, hedging, managing risk or equitizing cash while maintaining liquidity. Derivative instruments are commonly defined to include securities or contracts whose value depends on (or "derives" from) the value of one or more other assets, such as securities, currencies or commodities. These "other assets" are commonly referred to as "underlying assets." Please see the disclosure regarding specific types of derivative instruments, such as options, futures, swaps, forward contracts, indexed securities and structured notes elsewhere in this SAI for more information.

Hedging. The Funds may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or anticipated to be held in, their respective portfolios. Derivatives may also be used by the Funds to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

Managing Risk. The Funds may also use derivative instruments to manage the risks of their respective assets. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations held, establishing a position in the derivatives markets as a substitute for buying or selling certain securities or creating or altering exposure to certain asset classes, such as equity, debt and foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way for a Fund to invest than "traditional" securities (i.e., stocks or bonds) would.

Equitization. A Fund may also use derivative instruments to maintain exposure to the market, while maintaining liquidity to meet expected redemptions or pending investment in securities. The use of derivative instruments for this purpose may result in losses to the Fund and may not achieve the intended results. The use of derivative instruments may not provide the same type of exposure as is provided by the Fund’s other portfolio investments.

Managed Futures. A Fund may take long and short positions in futures contracts in order to gain exposure to certain global markets. Additionally, a Fund may invest in an investment vehicle that employs a managed futures strategy. The success of a managed futures strategy will depend in part on the Manager, Subadvisor or underlying investment vehicle’s manager’s ability to correctly predict price movements, and such predictions may prove incorrect. The use of a managed futures strategy may not achieve its intended results and may result in losses to a Fund.

Exchange or OTC Derivatives. Derivative instruments may be exchange-traded or traded in over-the-counter ("OTC") transactions between private parties. Exchange-traded derivatives include standardized options, futures and swap contracts traded in an "open outcry" auction on the exchange floor or through competitive trading on an electronic trading system. Exchange contracts are generally liquid. The exchange clearinghouse is the counterparty of every exchange-traded contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC derivatives are contracts between the holder and another party to the transaction (usually a securities dealer or a bank), but not any exchange clearinghouse. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. Currently, some, but not all, swap transactions are subject to central clearing and exchange-trading. Swap transactions that are not exchange-traded and/or centrally cleared are less liquid than centrally cleared and exchange-traded instruments. Eventually, many swaps will be centrally cleared and exchange-traded. Although these changes are expected to decrease the counterparty risk involved in bilaterally negotiated contracts because they interpose the central clearinghouse as the counterparty to each participant’s swap, exchange-trading and clearing would not make swap transactions risk-free.

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Risks and Special Considerations. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections relating to those instruments contained elsewhere in this SAI.

1. Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets; namely, that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the Manager's or Subadvisor's ability to anticipate movements of the securities and currencies markets, which requires different skills than anticipating changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the Manager's or Subadvisor's judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with the Fund's objectives, investment limitations and operating policies. In making such a judgment, the Manager or Subadvisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objective.

2. Credit Risk. The Funds will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, including certain currency forward contracts, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses to the Funds. The Funds will enter into transactions in derivative instruments only with counterparties that the Manager or Subadvisor reasonably believes are capable of performing under the contract.

3. Correlation Risk. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) can result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

4. Liquidity Risk. Derivatives are also subject to the risk that they cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the derivative. Generally, exchange-traded contracts are very liquid because the exchange clearinghouse is the counterparty of every contract and prices and volumes are posted on the exchange. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to maintain assets or enter into offsetting transactions to "cover," maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Funds.

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5. Legal Risk. Legal risk is the risk of loss caused by the legal unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6. Systemic or "Interconnection" Risk. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

7. Tax Risk. A Fund's transactions in derivatives (such as options, swaps, and other similar financial contracts) will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

The Manager is registered as a “commodity pool operator” under the Commodity Exchange Act, as amended, (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”). The MainStay Group of Funds has filed notices of eligibility to claim an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the CEA for the Funds offered in this SAI, and, therefore, is not subject to registration or regulation as a CPO with regard to these Funds under the CEA. The Manager is not deemed to be a CPO with respect to its service as investment adviser to these Funds. The Manager is also exempt from registration as a “commodity trading advisor” (“CTA”) with respect to the Funds covered by this SAI. Accordingly, the Manager is not subject to regulation as a CPO or CTA with respect to the Funds.

The terms of CFTC Regulation 4.5 require each of the Funds covered by this SAI, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include futures, commodity options and swaps, which in turn include non-deliverable currency forwards. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Manager’s or Funds' reliance on these exclusions, the Funds' investment strategies, Prospectus or the SAI.

For certain Funds operating as funds-of-funds, the Manager has also claimed temporary relief from CPO registration under the CEA and, therefore, is not currently subject to registration or regulation as a CPO with regard to these Funds under the CEA. When the temporary exemption expires, to the extent these Funds are not otherwise eligible for exemption from CFTC regulation, these Funds may consider steps, such as substantial investment strategy changes, in order to continue to qualify for exemption from CFTC regulation.

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise.

Certain direct investments may include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Direct investments may also fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations.

Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the direct investments may take longer to liquidate than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the resale prices on these securities could be adversely impacted as a result of relative illiquidity. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expense of the registration. Direct investments can be difficult to price accurately and may be valued at “fair value” in accordance with valuation policies established by the Board, and are subject to the valuation risks. See “How Portfolio Securities Are Valued” below.

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Distressed Securities

Certain Funds may invest in securities, claims and obligations of U.S. and non-U.S. issuers which are experiencing significant financial or business difficulties (including companies involved in bankruptcy or other reorganization and liquidation proceedings). Certain Funds may purchase distressed securities and instruments of all kinds, subject to tax considerations, including equity and debt instruments and, in particular, loans, loan participations, claims held by trade or other creditors, bonds, notes, non-performing and sub-performing mortgage loans, beneficial interests in liquidating trusts or other similar types of trusts, fee interests and financial interests in real estate, partnership interests and similar financial instruments, executory contracts and participations therein, many of which are not publicly traded and which may involve a substantial degree of risk.

Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, a Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, a Fund's ability to sell distressed securities and any securities received in exchange for such securities may be restricted and the secondary market on which distressed company securities are traded may be less liquid than the market for higher grade securities.

In particular, defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. The amount of any recovery may be adversely affected by the relative priority of a Fund's investment in the issuer’s capital structure. The ability to enforce obligations may be adversely affected by actions or omissions of predecessors in interest that give rise to counterclaims or defenses, including causes of action for equitable subordination or debt recharacterization. In addition, such investments, collateral securing such investments, and payments made in respect of such investments may be challenged as fraudulent conveyances or to be subject to avoidance as preferences under certain circumstances.

Investments in distressed securities inherently have more credit risk than do investments in similar securities and instruments of non-distressed companies, and the degree of risk associated with any particular distressed securities may be difficult or impossible for the Manager or a Subadvisor to determine within reasonable standards of predictability. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed securities is unusually high.

If the evaluation of the eventual recovery value of a defaulted instrument by the Manager or a Subadvisor should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than a Fund's original investment.

Investments in financially distressed companies domiciled outside the United States involve additional risks. Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.

Effective Maturity

Certain Funds may use an effective maturity for determining the maturity of their portfolio. Effective maturity means the average expected repayment date of the portfolio taking into account prospective calls, puts and mortgage pre-payments, in addition to the maturity dates of the securities in the portfolio.

Equity Securities

Common Stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

Growth Stock. A Fund may invest in equity securities of companies that the portfolio manager believes will experience relatively rapid earnings growth. Such “growth stocks” typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Large-Cap Stock. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments. During a period when the performance of stocks issued by larger companies falls behind other types of investments, such as smaller capitalized companies, a Fund’s investments in large-cap issuers may be more likely to adversely affect its performance relative to funds investing in smaller cap companies.

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Mid-Cap and Small-Cap Stocks. The general risks associated with equity securities and liquidity risk are particularly pronounced for stocks of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Stocks of mid-capitalization and small-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Generally, the smaller the company, the greater these risks become.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or noncumulative, participating or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases, preferred stock dividends are not paid at a stated rate and may vary depending on an issuer’s financial performance. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies

Value Stock. A Fund may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio manager believes are selling at a price lower than their true value. Companies that issue such “value stocks” may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value stocks is that they may never reach what a Fund's portfolio manager believes is their full value or that they may go down in value. If the portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of that company’s stocks may decline or may not approach the value that the portfolio manager anticipates.

Eurocurrency Instruments

A Fund may make investments in Eurocurrency instruments. Eurocurrency instruments are futures contracts or options thereon which are linked to the London InterBank Offered Rate ("LIBOR") or to the interbank rates offered in other financial centers. Eurocurrency futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurocurrency futures contracts and options thereon to hedge against changes in LIBOR and other interbank rates, to which many interest rate swaps and fixed-income instruments are linked.

Exchange-Traded Funds

A Fund may invest in shares of exchange-traded funds ("ETFs"). ETFs are investment companies whose shares trade like stocks. (See also "Investment Companies.") Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of stocks. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in its being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on the Fund‘s investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly. A portfolio manager may from time to time invest in ETFs, primarily as a means of gaining exposure for a Fund to the equity market without investing in individual common stocks, particularly in the context of managing cash flows into the Fund or where access to a local market is restricted or not cost-effective, or for other portfolio management reasons.

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A Fund may invest in certain ETFs that have obtained exemptive orders from the SEC that permit registered investment companies, such as the Fund, to invest in those ETFs beyond the limits of Section 12(d)(1) of the 1940 Act, subject to certain terms and conditions. Ordinarily, the 1940 Act limits a Fund's investments in a single ETF to 5% of the Fund’s total assets and in all ETFs to 10% of the Fund’s total assets and 3% of the total shares outstanding of the ETF. In reliance on such exemptive orders, a Fund may generally invest in excess of these limitations in a single ETF or in multiple ETFs, respectively. For additional information, see “Investment Companies” below.

Shares of ETFs, like other investment vehicles whose shares trade on an exchange, may trade at a discount or premium from their net asset value. The purchase of shares of some investment companies (such as ETFs) may require the payment of substantial premiums above, or discounts below, the value of such companies’ portfolio securities or NAVs and may be illiquid. In addition, an ETF may not replicate exactly the performance of the index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

A Fund may invest its net assets in ETFs that invest in securities similar to those in which the Fund may invest directly, and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the 1940 Act).

A Fund may invest in ETFs, among other reasons, to gain broad market, sector or asset class exposure, including during periods when it has large amounts of uninvested cash or when the Manager or Subadvisor believes share prices of ETFs offer attractive values, subject to any applicable investment restrictions in the Prospectus and this SAI.

Among other types of ETFs, a Fund also may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the NYSE MKT, LLC (“NYSE MKT”) (formerly known as the American Stock Exchange, Inc.) that represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component common stocks of the S&P 500® Index. SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500® Index. SPDRs are listed on the AMEX and traded in the secondary market. The values of SPDRs are subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs invested in by a Fund. Moreover, a Fund's investment in SPDRs may not exactly match the performance of a direct investment in the index to which SPDRs are intended to correspond. For example, replicating and maintaining price and yield performance of an index may be problematic for a Fund due to transaction costs and other Fund expenses.

ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all. Instead, the ETF issues and redeems its shares in large blocks (typically 50,000 shares) called “creation units.” Creation units are issued to anyone who deposits a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends on the securities (net of expenses) up to the time of deposit. Creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends on the date of redemption. Most ETF investors purchase and sell ETF shares in the secondary trading market on a securities exchange in lots of any size, at any time during the trading day. ETF investors generally pay a brokerage fee for each purchase or sale of ETF shares, including purchases made to reinvest dividends.

Because ETF shares are created from the securities of an underlying portfolio and may be redeemed for the securities of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two. Because of supply and demand and other market factors, there may be times during which an ETF share trades at a premium or discount to its NAV.

A Fund intends to be a long-term investor in ETFs and does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, a Fund may redeem creation units for the underlying securities (and any applicable cash) and may assemble a portfolio of the underlying securities to be used (with any required cash) to purchase creation units, if the Manager or Subadvisor believes that it is in the Fund’s best interest to do so. A Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs are not obligated to redeem shares held by the Fund in an amount exceeding 1% of their total outstanding securities during any period of less than 30 days.

A Fund will invest in ETF shares only if the ETF is registered as an investment company under the 1940 Act (see “Investment Companies” below). If an ETF in which a Fund invests ceases to be a registered investment company, a Fund will dispose of the securities of the ETF. Furthermore, in connection with its investment in ETF shares, a Fund incurs various costs. A Fund may also realize capital gains or losses when ETF shares are sold, and the purchase and sale of the ETF shares may generate a brokerage commission that may result in costs. In addition, a Fund will be subject to other fees as an investor in ETFs. Generally, those fees include, but are not limited to, trustee fees, operating expenses, licensing fees, registration fees and marketing expenses, each of which will be reflected in the NAV of the ETF and therefore its shares.

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There is a risk that an ETF in which a Fund invests may terminate due to extraordinary events that may cause service providers to the ETF, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which a Fund may principally invest are granted licenses to use the relevant indices as a basis for determining their compositions and otherwise to use certain trade names, the ETFs may terminate if the license agreements are terminated. In addition, an ETF may terminate if its NAV falls below a certain amount.

Aggressive ETF Investment Technique Risk. ETFs may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. An ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the ETF to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes an ETF to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying the ETF’s benchmark, including: (1) the risk that an instrument is temporarily mispriced; (2) credit, performance or documentation risk on the amount each ETF expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and an ETF will incur significant losses; (4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; (5) the risk that the cost of holding a financial instrument may exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, both of which may make it difficult or impossible to adjust an ETF’s position in a particular instrument when desired.

Inverse Correlation ETF Risk. ETFs benchmarked to an inverse multiple of an index generally lose value as the index or security underlying such ETF’s benchmark is increasing (gaining value), a result that is the opposite from conventional mutual funds.

Leveraged ETF Risk. Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. While only certain ETFs employ leverage, many may use leveraged investment techniques for investment purposes. ETFs that employ leverage will normally lose more money in adverse market environments than ETFs that do not employ leverage.

Firm or Standby Commitments — Obligations with Puts Attached

A Fund may from time to time purchase securities on a "firm commitment" or "standby commitment" basis. Such transactions might be entered into, for example, when the Manager or Subadvisor of a Fund anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. A Fund will generally make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. Liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, the Funds' commitments to purchase securities on a firm or standby commitment basis. The value of a Fund's "senior securities" holdings are marked-to-market daily to ensure proper coverage.

A Fund may purchase securities together with the right to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the maturity date of the securities. Although it is not a put option in the usual sense, such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment." Funds may pay for a standby commitment either separately in cash, or in the form of a higher price for the securities that are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available from the same security. The Manager and the Subadvisors understand that the Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each Fund intends to take the position that it is the owner of any debt securities acquired subject to a standby commitment and that tax-exempt interest earned with respect to such debt securities will be tax-exempt in its possession; however, no assurance can be given that this position would prevail if challenged. In addition, there is no assurance that firm or standby commitments will be available to a Fund, nor will a Fund assume that such commitments would continue to be available under all market conditions.

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A standby commitment may not be used to affect a Fund's valuation of the security underlying the commitment. Any consideration paid by a Fund for the standby commitment, whether paid in cash or by paying a premium for the underlying security, which increases the cost of the security and reduces the yield otherwise available from the same security, will be accounted for by the Fund as unrealized depreciation until the standby commitment is exercised or has expired.

Firm and standby transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. However, a Fund will not accrue any income on these securities prior to delivery. The value of firm and standby commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest rate levels. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into.

The Funds do not believe that their NAV per share or income will be exposed to additional risk by the purchase of securities on a firm or standby commitment basis. At the time a Fund makes the commitment to purchase a security on a firm or standby commitment basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's NAV per share. The market value of the firm or standby commitment securities may be more or less than the purchase price payable at the settlement date. The Board does not believe that a Fund's NAV or income will be exposed to additional risk by the purchase of securities on a firm or standby commitment basis.

Floating and Variable Rate Securities

The Funds may invest in floating and variable rate debt instruments. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). Variable or floating rate securities that include market-dependent liquidity features may have greater liquidity risk than other securities, due to (for example) the failure of a market-dependent liquidity feature to operate as intended (as a result of the issuer's declining creditworthiness, adverse market conditions, or other factors) or the inability or unwillingness of a participating broker/dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them until the later of the repurchase date, the resale date, or maturity.

The interest rate on a floating rate debt instrument ("floater") is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate or LIBOR. The interest rate on a floater may reset periodically, typically every three to six months, or whenever a specified interest rate changes. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates; a Fund will participate in any declines in interest rates as well. To be an eligible investment for a money market fund, there must be a reasonable expectation that, at any time until the final maturity for the floater or the period remaining until the principal amount can be recovered through demand, the market value of a floater will approximate its amortized cost and the investment otherwise must comply with Rule 2a-7 under the 1940 Act.

In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate (“SOFR”), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR earlier in 2018, with the expectation that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate (“SONIA”) in England.

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On July 27, 2017, the head of the United Kingdom’s (“UK”) Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the debt securities or other instruments based on or referencing LIBOR in which a Fund invests cannot yet be determined.  The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments held by a Fund and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments.

Certain Funds may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be classified as illiquid investments.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, a Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Foreign Currency Transactions (Forward Contracts)

A foreign currency forward exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the contract date, at a price set at the time of the contract. These contracts may be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Forward contracts to purchase or sell a foreign currency may also be used by a Fund in anticipation of future purchases (or in settlement of such purchases) or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected. Forward currency contracts may also be used to exchange one currency for another, including to repatriate foreign currency. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies. Although these contracts are intended, when used for hedging purposes, to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain which might result should the value of such currencies increase. Liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, a Fund's foreign currency transactions. The value of a Fund's "senior securities" holdings are marked-to-market daily to ensure proper coverage.

Foreign currency transactions in which a Fund may engage include foreign currency forward contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies, and foreign exchange futures contracts. A Fund also may use foreign currency transactions to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

To the extent that a Fund invests in foreign securities, it may enter into foreign currency forward contracts in order to increase its return by trading in foreign currencies and/or protect against uncertainty in the level of future foreign currency exchange rates. A Fund may also enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase and may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency-denominated portfolio securities due to a decline in the value of the foreign currencies against the U.S. dollar. In addition, a Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are correlated.

Normally, consideration of fair value exchange rates will be incorporated in a longer-term investment decision made with regard to overall diversification strategies. However, certain Subadvisors believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interest of a Fund will be served by entering into such a contract. Set forth below are examples of some circumstances in which a Fund might employ a foreign currency transaction. When a Fund enters into, or anticipates entering into, a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received, although a Fund would also forego any gain it might have realized had rates moved in the opposite direction. This technique is sometimes referred to as a "settlement" hedge or "transaction" hedge.

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When the Manager or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. Such a hedge (sometimes referred to as a "position" hedge) will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Fund also may hedge the same position by using another currency (or a basket of currencies) expected to perform in a manner substantially similar to the hedged currency, which may be less costly than a direct hedge. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. A proxy hedge entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired, as proxies, and the relationship can be very unstable at times. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. With respect to positions that constitute "transaction" or "position" hedges (including "proxy" hedges), a Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency (or the related currency, in the case of a "proxy" hedge).

A Fund also may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform inversely with respect to the hedged currency relative to the U.S. dollar. This type of strategy, sometimes known as a "cross-currency" hedge, will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. "Cross-currency" hedges protect against losses resulting from a decline in the hedged currency but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

A Fund may also enter into currency transactions to profit from changing exchange rates based upon the Manager's or Subadvisor's assessment of likely exchange rate movements. These transactions will not necessarily hedge existing or anticipated holdings of foreign securities and may result in a loss if the Manager's or Subadvisor's currency assessment is incorrect.

At the consummation of the forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If a Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. A Fund will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out the contract. However, there can be no assurance that a liquid market will exist in which to close a forward contract, in which case a Fund may suffer a loss.

When a Fund has sold a foreign currency, a similar process would be followed at the consummation of the forward contract. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager or Subadvisor. In cases of transactions which constitute "transaction" or "settlement" hedges or "position" hedges (including "proxy" hedges) or "cross-currency" hedges that involve the purchase and sale of two different foreign currencies directly through the same foreign currency contract, a Fund may deem its forward currency hedge position to be covered by underlying portfolio securities or may maintain liquid assets in an amount at least equal in value to the Fund's sum of the unrealized gain and loss for each contract. As with forward contracts, liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, a Fund's forward contracts. The value of a Fund's "senior securities" holdings are marked-to-market daily to ensure proper coverage. In the case of "anticipatory" hedges and "cross-currency" hedges that involve the purchase and sale of two different foreign currencies indirectly through separate forward currency contracts, a Fund will maintain liquid assets as described above.

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With respect to futures contracts and forwards contracts that are contractually required to cash-settle, a Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligations (i.e., the Fund's daily net liability) under the contracts, if any, rather than such contracts' full notional value, for senior security purposes. The portion of a Fund's assets invested in futures and forward contracts that are required to cash-settle and in those that do not will vary from time to time, so the Fund's asset segregation requirements will vary accordingly. The Funds reserve the right to modify their asset segregation policies in the future, including modifications to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

Certain Subadvisors believe that active currency management strategies can be employed as an overall portfolio risk management tool. For example, in their view, foreign currency management can provide overall portfolio risk diversification when combined with a portfolio of foreign securities, and the market risks of investing in specific foreign markets can at times be reduced by currency strategies that may not involve the currency in which the foreign security is denominated. However, the use of currency management strategies to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.

While a Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of a Fund's assets. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

The Funds cannot assure that their use of currency management will always be successful. Successful use of currency management strategies will depend on the Manager's or Subadvisor's skill in analyzing currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the Manager or Subadvisor anticipates. For example, if a currency's value rose at a time when the Manager or Subadvisor had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency's appreciation. If the Manager or Subadvisor hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the Manager or Subadvisor increases a Fund's exposure to a foreign currency and that currency's value declines, a Fund will realize a loss. There is no assurance that the Manager's or Subadvisor's use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times. The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Manager's or Subadvisor's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, these contracts are subject to counterparty risks as there can be no assurance that the other party to the contract will perform its services thereunder. Certain foreign currency forwards may eventually be exchange-traded and cleared. Although these changes are expected to decrease the credit risk and liquidity risk involved in bilaterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. A Fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

Foreign Government and Supranational Entity Securities

A Fund may invest in debt securities or obligations of foreign governments, agencies, and supranational organizations ("Sovereign Debt"). A Fund's portfolio may include government securities of a number of foreign countries or, depending upon market conditions, those of a single country. Investments in Sovereign Debt can involve greater risks than investing in U.S. government securities. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited legal recourse in the event of default.

The Manager's or Subadvisor's determination that a particular country should be considered stable depends on its evaluation of political and economic developments affecting the country as well as recent experience in the markets for government securities of the country. The Manager or Subadvisors do not believe that the credit risk inherent in the Sovereign Debt of such stable foreign governments is significantly greater than that of U.S. government securities. The percentage of a Fund's assets invested in foreign government securities will vary depending on the relative yields of such securities, the economies of the countries in which the investments are made and such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currencies to the U.S. dollar. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

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Debt securities of "quasi-governmental entities" are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Examples of quasi-governmental issuers include, among others, the Province of Ontario and the City of Stockholm. The Fund's portfolio may also include debt securities denominated in European Currency Units of an issuer in a country in which the Fund may invest. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Union.

A "supranational entity" is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development), the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, the African Development Bank and the European Coal and Steel Community. Typically, the governmental members, or "stockholders," make initial capital contributions to the supranational entity and may be committed to make additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions or otherwise provide continued financial backing to the supranational entity. If such contributions or financial backing are not made, the entity may be unable to pay interest or repay principal on its debt securities. As a result, a Fund might lose money on such investments. In addition, if the securities of a supranational entity are denominated in a foreign currency, the obligations also will bear the risks of foreign currency investments. Securities issued by supranational entities may (or may not) constitute foreign securities for purposes of the Funds depending on a number of factors, including the countries that are members of the entity, the location of the primary office of the entity, the obligations of the members, the markets in which the securities trade, and whether, and to what extent, the performance of the securities is tied closely to the political or economic developments of a particular country or geographic region.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Manager or Subadvisors intend to manage the Funds' portfolios in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

Foreign Index-Linked Instruments

A Fund may invest, subject to compliance with its limitations applicable to its investment in debt securities, in instruments which have the investment characteristics of particular securities, securities indices, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time. For example, a Fund may invest in instruments issued by the U.S. or a foreign government or by private issuers that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index ("foreign index-linked instruments"). Foreign index-linked instruments have the investment characteristics of particular securities, securities indices, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time.

A foreign index-linked instrument may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries, or the differential in interest rates between particular countries. In the case of foreign index-linked instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument. The risks of such investments would reflect the risks of investing in the index or other instrument the performance of which determines the return for the instrument. Currency-indexed securities may be positively or negatively indexed, meaning their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Foreign Securities

A Fund may invest in U.S. dollar-denominated and non-U.S. dollar-denominated foreign debt and equity securities and in CDs issued by foreign banks and foreign branches of U.S. banks. The MainStay Money Market Fund is permitted to purchase U.S. dollar-denominated securities of foreign issuers subject to Rule 2a-7 under the 1940 Act. Securities of issuers within a given country may be denominated in the currency of another country. Each Fund may define "foreign securities" differently but, unless otherwise defined, foreign securities are generally those securities issued by companies organized outside the U.S. and/or, in the case of equity securities, that trade primarily in markets outside the U.S., have their primary markets outside of the U.S., or are otherwise deemed to be non-U.S. securities by the Manager or Subadvisors. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Foreign securities may also be domiciled in the U.S. and traded on a U.S. market but possess elements of foreign risk.

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Investors should carefully consider the appropriateness of foreign investing in light of their financial objectives and goals. While foreign markets may present unique investment opportunities, foreign investing involves risks not associated with domestic investing. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments (including, for example, sanctions), and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Securities denominated in foreign currencies may gain or lose value as a result of fluctuating currency exchange rates. Securities markets in other countries are not always as efficient as those in the U.S. and are sometimes less liquid and more volatile. Foreign securities transactions may be subject to higher brokerage and custodial costs than domestic securities transactions.

Certain Funds may invest in securities of issuers in emerging markets, including issuers in Asia (including Russia), Eastern Europe, Central and South America, the Middle East and Africa. Securities markets of emerging countries may also have less efficient clearance and settlement procedures than U.S. markets, making it difficult to conduct and complete transactions. Delays in the settlement could result in temporary periods when a portion of a Fund's assets is uninvested and no return is earned thereon. Inability to make intended security purchases could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability of a Fund to the purchaser. Other risks involved in investing in the securities of foreign issuers include differences in accounting, auditing and financial reporting standards; limited publicly available information; the difficulty of assessing economic trends in foreign countries; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); government interference, including government ownership of companies in certain sectors, wage and price controls, or imposition of trade barriers and other protectionist measures; difficulties in invoking legal process abroad and enforcing contractual obligations; political, social or economic instability which could affect U.S. investments in foreign countries; and potential restrictions on the flow of international capital. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Additional costs associated with an investment in foreign securities may include higher transaction, custody and foreign currency conversion costs. In the event of litigation relating to a portfolio investment, the Funds may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies. Additionally, investments in certain countries may subject a Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of a Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which a Fund invests, or result in unexpected tax liabilities for a Fund.

Some securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities may be exposed to many, if not all, of the risks of foreign investing. For example, foreign trading market or currency risks will not apply to U.S. dollar denominated securities traded in U.S. securities markets.

Investment in countries with emerging markets presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. Countries with developing markets have economic structures that are less mature. Furthermore, countries with developing markets have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, and their securities markets are substantially less developed. The economies of countries with developing markets generally are heavily dependent upon international trade, and, accordingly, have been and may continue to be adversely affected by barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures in the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

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Funds of Funds

The “MainStay Asset Allocation Funds,” consisting of the MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund and MainStay Growth Allocation Fund are collectively referred to as the “MainStay Funds of Funds.” The MainStay Asset Allocation Funds are each considered a "fund of funds," meaning that each seeks to achieve its investment objective by investing primarily in certain series of MainStay Funds Trust and The MainStay Funds. The MainStay Funds of Funds may also invest in exchange-traded funds advised by New York Life Investments or its affiliates. The series/funds in which the MainStay Funds of Funds invest may be referred to in this SAI as the "Underlying Funds." Most of the Underlying Funds currently are advised by New York Life Investments or its affiliates and are considered to be within the same "group of investment companies" as the MainStay Funds of Funds. The MainStay Asset Allocation Funds do not currently invest in Underlying Funds that are not "affiliates" of or within the same "group of investment companies" as the Funds, but reserve the right to do so without prior notice to shareholders. New York Life Investments may change the Underlying Funds from time to time without prior approval from shareholders. The MainStay Funds of Funds, in addition to investing primarily in Underlying Funds, may invest directly in certain liquid securities, such as the following: bank obligations, commercial paper, firm or standby commitments, lending of portfolio securities, repurchase agreements, restricted 144A and 4(a)(2) securities, and reverse repurchase agreements. These securities are described later in this section.

By investing in the Underlying Funds, the MainStay Funds of Funds may have an indirect investment interest in some or all of the securities and instruments described in this section depending upon how their assets are allocated among the Underlying Funds. In general, this SAI addresses many of the investment techniques and instruments used by Underlying Funds, although the MainStay Funds of Funds may also be subject to additional risks associated with other securities, instruments and techniques utilized by the Underlying Funds that are not described below. The MainStay Funds of Funds may also have an indirect investment interest in other securities and instruments utilized by the Underlying Funds. These securities and instruments are described in the Underlying Funds' current Prospectuses and SAI, which for the Underlying Funds that are within the same “group of investment companies” as the MainStay Funds of Funds are available upon request, free of charge, by calling us toll-free at 800-624-6782 or on the internet at nylinvestments.com.

The Underlying Funds may engage in investment practices, or invest in instruments to the extent permitted in the Prospectus and SAI or other offering documents through which they are offered. Unless otherwise stated in the applicable Prospectus or other offering documents, investment techniques are discretionary. That means the manager or subadvisor of an Underlying Fund may elect in its sole discretion to employ or not employ the various techniques. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible, or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities but, to the extent employed, could from time to time have a material impact on the performance of the Underlying Funds. Investors should not assume that any particular discretionary investment technique will ever be employed, or if employed, that it will be employed at all times.

In December 2018, the SEC issued a proposed rulemaking package related to investments in other investment vehicles that, if adopted, could require certain Funds to adjust their investments accordingly. These adjustments may have an impact on the Funds' investment performance, strategy and process as well as those of the underlying investment vehicles.

Futures Transactions

A futures contract is an agreement to buy or sell an underlying instrument such as a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract), for a set price at a future date. When interest rates are changing and portfolio values are falling, futures contracts can offset a decline in the value of a Fund's current portfolio securities. When interest rates are changing and portfolio values are rising, the purchase of futures contracts can secure better effective rates or purchase prices for the Fund than might later be available in the market when the Fund makes anticipated purchases. See "Derivative Instruments -- General Discussion" for more information. For a discussion on currency futures, please see "Foreign Currency Transactions (Forward Contracts)" in this section.

In the United States, futures contracts are traded on boards of trade that have been designated as "contract markets" or registered as derivatives transaction execution facilities by the CFTC. Futures contracts generally trade on these markets through an "open outcry" auction on the exchange floor or through competitive trading on an electronic trading system. Currently, there are futures contracts based on a variety of instruments, indices and currencies. Subject to compliance with applicable CFTC rules, the Funds also may enter into futures contracts traded on foreign futures exchanges such as those located in Frankfurt, Tokyo, London or Paris as long as trading on foreign futures exchanges does not subject a Fund to risks that are materially greater than the risks associated with trading on U.S. exchanges, and in certain cases so long as the futures contract has received specific approval for U.S. person trading.

Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

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When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant a specified amount of liquid assets ("initial margin") as a partial guarantee of its performance under the contract. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, as the value of the security, currency, commodity or index fluctuates, a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV per share, each Fund will mark-to-market its open futures positions. Moreover, each Fund will maintain sufficient liquid assets or enter into offsetting transactions to cover its obligations under open futures contracts.

Futures on Debt Securities. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships.

Accordingly, a Fund may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Fund's securities. A Fund may also enter into such futures contracts as a substitute for the purchase of longer-term securities to lengthen or shorten the average maturity or duration of the Fund's portfolio, and for other appropriate risk management, income enhancement and investment purposes.

For example, a Fund may take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's investment portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase particular securities and it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its accompanying reduction in yield), the increased cost to a Fund of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase. A Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase, or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly.

Depending upon the types of futures contracts that are available to hedge a Fund's portfolio of securities or portion of a portfolio, perfect correlation between that Fund's futures positions and portfolio positions may be difficult to achieve. Futures contracts do not exist for all types of securities and markets for futures contracts that do exist may, for a variety of reasons, be illiquid at particular times when a Fund might wish to buy or sell a futures contract.

Securities Index Futures. A securities index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular securities index futures contract reflect changes in the specified index of equity securities on which the contract is based. A securities index is designed to reflect overall price trends in the market for equity securities.

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A Fund may purchase and sell securities index futures to hedge the equity portion of its investment portfolio with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security) or to gain market exposure to that portion of the market represented by the futures contracts. The Funds may enter into securities index futures to the extent that they have equity securities in their portfolios. Similarly, the Funds may enter into futures on debt securities indices (including the municipal bond index) to the extent they have debt securities in their portfolios. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on the Fund's ability to invest in foreign currencies, each Fund may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. A Fund may also use securities index futures to maintain exposure to the market, while maintaining liquidity to meet expected redemptions or pending investment in securities.

By establishing an appropriate "short" position in securities index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio securities, than would otherwise be the case. A Fund may also purchase futures on debt securities or indices as a substitute for the purchase of longer-term debt securities to lengthen the dollar-weighted average maturity of the Fund's debt portfolio or to gain exposure to particular markets represented by the index.

Options on Futures. For bona fide hedging, risk management, income enhancement and investment and other appropriate purposes, the Funds also may purchase and write call and put options on futures contracts that are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges.

A "call" option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities or the currencies in which such securities are denominated. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when a Fund is not fully invested or of lengthening the average maturity or duration of a Fund's portfolio.

A "put" option on a futures contract gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. If a Fund writes a put option on a futures contract on debt securities related to securities that the Fund expects to acquire and the market price of such securities increases, the net cost to a Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, a Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the securities market. The purchase of put options on futures contracts may be a means of hedging a Fund's portfolio against the risk of rising interest rates, declining securities prices or declining exchange rates for a particular currency.

When an entity exercises an option and assumes a "long" futures position, in the case of a "call," or a "short" futures position, in the case of a "put," its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

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Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities, commodities or currencies, owning an option may or may not be less risky than ownership of the futures contract or underlying assets. In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, a Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio assets in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures. If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, a Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of assets held by or to be acquired for the Fund. If the option is exercised, a Fund will incur a loss on the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio assets or the currencies in which such assets are denominated.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market.

Coverage of Futures Contracts and Options on Futures Contracts. A Fund may only enter into futures contracts or related options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automatic quotation system. The Funds will not enter into futures contracts to the extent that the market value of the contracts exceed 100% of a Fund's net assets.

When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures or forward contracts. See "Tax Information."

Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. There can be no assurance that hedging strategies using futures will be successful. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract, which in some cases may be unlimited. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's assets being hedged, even if the hedging vehicle closely correlates with a Fund's investments, such as with stock index futures contracts. If the price of a futures contract changes more than the price of the securities, assets or currencies, a Fund will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities, assets or currencies that are the subject of the hedge. An incorrect correlation could result in a loss on both the hedged securities, assets or currencies and the hedging vehicle so that the portfolio return might have been better had hedging not been attempted. It is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on securities, including technical influences in futures trading and options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. It is also possible that, when a Fund has sold stock index futures to hedge its portfolio against a decline in the market, the market may advance while the value of the particular securities held in the Fund's portfolio might decline. If this were to occur, a Fund would incur a loss on the futures contracts and also experience a decline in the value of its portfolio securities.

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Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. If no liquid market exists, a Fund would remain obligated to meet margin requirements until the position is closed.

Also, in the event of the bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a Fund, the Fund may not be entitled to the return of all the margin owed to the Fund, potentially resulting in a loss.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. Although the Funds generally will purchase only those options and futures contracts for which there appears to be an active market, there is no assurance that a liquid market on an exchange will exist for any particular option or futures contract at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Fund would have to exercise options it has purchased in order to realize any profit and would be less able to limit its exposure to losses on options it has written.

Hard Assets Securities

Hard assets securities include equity securities of "hard assets companies" and derivative securities and instruments whose value is linked to the price of a commodity or a commodity index. The term "hard assets companies" refers to companies that directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) derive at least 50% of gross revenue or profit from exploration, development, production, distribution or facilitation of processes relating to: (i) precious metals (including gold), (ii) base and industrial metals, (iii) energy, or (iv) other commodities.

Since the market action of hard assets securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. Hard assets securities are affected by many factors, including movement in the stock market. Inflation may cause a decline in the market, including hard assets securities. The price of precious metal and natural resource securities are particularly susceptible to volatility and there may be sharp fluctuations in prices, even during periods of rising prices. Additionally, companies engaged in the production and distribution of hard assets may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

High Yield Securities

Typically, high yield debt securities (sometimes called "junk bonds") are rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of comparable quality by the relevant Subadvisor and are generally considered to be speculative. Investment in lower rated corporate debt securities typically provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

Investment in high yield/high risk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield/high risk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield/high risk bonds have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments.

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The secondary market on which high yield/high risk bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield/high risk bond, and could adversely affect and cause large fluctuations in the Fund's daily NAV. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield/high risk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield/high risk bonds, especially in a thinly traded market.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

If the issuer of high yield/high risk bonds defaults, a Fund may incur additional expenses to seek recovery. In the case of high yield/high risk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.

Analysis of the creditworthiness of issuers of high yield/high risk bonds may be more complex than for issuers of higher quality debt securities, and the ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield/high risk bonds, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The use of credit ratings as the sole method for evaluating high yield/high risk bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield/high risk bonds. Also, credit rating agencies may fail to change credit ratings on a timely basis to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Manager or Subadvisor, where applicable, deems it in the best interest of the Fund's shareholders. Legislation designed to limit the use of high yield/high risk bonds in corporate transactions may have a material adverse effect on a Fund's NAV per share and investment practices.

In addition, there may be special tax considerations associated with investing in high yield/high risk bonds structured as zero coupon or payment-in-kind securities. A Fund records the interest on these securities annually as income even though it receives no cash interest until the security's maturity or payment date. As a result, the amounts that have accrued each year are required to be distributed to shareholders and such amounts will be taxable to shareholders. Therefore, a Fund may have to sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund's assets and may thereby increase its expense ratios and decrease its rate of return.

Hybrid Instruments and Other Capital Securities

Hybrid Instruments. A hybrid instrument, or hybrid, is a derivative interest in an issuer that combines the characteristics of an equity security and a debt security. A hybrid may have characteristics that, on the whole, more strongly suggest the existence of a bond, stock or other traditional investment, but may also have prominent features that are normally associated with a different type of investment. For example, a hybrid instrument may have an interest rate or principal amount that is determined by an unrelated indicator, such as the performance of a commodity or a securities index. Moreover, hybrid instruments may be treated as a particular type of investment for one regulatory purpose (such as taxation) and may be simultaneously treated as a different type of investment for a different regulatory purpose (such as securities or commodity regulation). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including increased total return and duration management. Because hybrids combine features of two or more traditional investments, and may involve the use of innovative structures, hybrids present risks that may be similar to, different from, or greater than those associated with traditional investments with similar characteristics. Some of these structural features may include, but are not limited to, structural subordination to the claims of senior debt holders, interest payment deferrals under certain conditions, perpetual securities with no final maturity date, and/or maturity extension risk for callable securities should the issuer elect not to redeem the security at a predetermined call date.

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Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S.-dollar-denominated bond with a fixed principal amount that pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. There is a risk that, under certain conditions, the redemption value of a hybrid may be zero. Depending on the level of a Fund's investment in hybrids, these risks may cause significant fluctuations in the Fund's NAV. Certain issuers of hybrid instruments known as structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products may be subject to limits described below under the heading "Investment Companies."

Other Capital Securities. Other capital securities give issuers flexibility in managing their capital structure. The features associated with these securities are predominately debt like in that they have coupons, pay interest and in most cases have a final stated maturity. There are certain features that give the companies flexibility not commonly found in fixed-income securities, which include, but are not limited to, deferral of interest payments under certain conditions and subordination to debt securities in the event of default. However, it should be noted that in an event of default the securities would typically be expected to rank senior to common equity. The deferral of interest payments is generally not an event of default for an extended period of time and the ability of the holders of such instruments to accelerate payment under terms of these instruments is generally more limited than other debt securities.

Trust Preferred Securities. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Trust preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer's capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Illiquid Investments

A Fund may acquire an illiquid investment so long as immediately after the acquisition the Fund would not have invested more than 15% of its net assets in illiquid investments that are assets (5% of "total assets," as that term is defined in Rule 2a-7 under the 1940 Act, for the MainStay Money Market Fund). A Fund will consider taking measures to reduce its holdings of illiquid investments if they exceed the percentage limitation as a result of changes in the values of the investments or if liquid investments have become illiquid.

An illiquid investment for each Fund, other than the MainStay Money Market Fund, means any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. With respect to the MainStay Money Market Fund, illiquid security means a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. Illiquid investments may include repurchase agreements maturing in more than seven days.

The Funds, other than the MainStay Money Market Fund, have implemented a written liquidity risk management program and related procedures (“Liquidity Program”) that is reasonably designed to assess and manage the Funds' “liquidity risk” (defined by the SEC as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The liquidity classification of each investment will be made after reasonable inquiry and taking into account, among other things, market, trading and investment-specific considerations deemed to be relevant to the liquidity classification of each Fund's investments in accordance with the Liquidity Program.

The lack of an established secondary market may make it more difficult to value illiquid investments, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition. Often, illiquid investments will be valued in accordance with fair valuation procedures adopted by the Board. An investment’s illiquidity might prevent the sale of such investment at a time when the Manager or Subadvisor might wish to sell, and these investments could have the effect of decreasing a Fund's liquidity. Difficulty in selling an investment, particularly an illiquid investment, may result in a loss or may be costly to a Fund.

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Indexed Securities and Structured Notes

Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Fund invests in these notes and securities, however, the Manager or Subadvisor analyzes these notes and securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.

Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Industrial Development and Pollution Control Bonds

Industrial Development Bonds that pay tax-exempt interest are, in most cases, revenue bonds and are issued by, or on behalf of, public authorities to raise money to finance various privately operated facilities for business, manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. Consequently, the credit quality of these securities depends upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. These bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

Industrial Development and Pollution Control Bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Industrial Development Bonds issued after August 7, 1986, as well as certain other bonds, are now classified as "private activity bonds." Some, but not all, private activity bonds issued after that date qualify to pay tax-exempt interest.

Information Regarding Investments in a Fund by Management or Affiliates

The Manager, a Subadvisor or their affiliates may, from time to time, make initial or subsequent investments in a Fund. These investments may be redeemed from a Fund at any time, which may adversely impact the Fund and its shareholders. Additionally, the Manager, a Subadvisor or their affiliates may choose to hedge all or part of their investment in a Fund. It is not expected that any such hedge will adversely impact any Fund.

Infrastructure Industry Risk

The MainStay MacKay Infrastructure Bond Fund and the MainStay CBRE Global Infrastructure Fund have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of infrastructure-related securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards as well as federal and state or local funding for infrastructure projects. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns.

Specific infrastructure assets in which each Fund invests may be subject to the following additional risks:

☐	Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens.

☐	Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased regulation, negative effects of economic slowdowns, reduced demand, cleanup and litigation costs as a result of environmental damage, changing and international politics and regulatory policies of various governments. Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy companies.

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☐	Social infrastructure companies are subject to government regulation and the costs of compliance with such regulations and delays or failures in receiving required regulatory approvals. The enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company.

☐	Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations. Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

☐	Utility company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company’s access to new markets. Utilities companies may incur unexpected increases in fuel and other operating costs. Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.

Initial Public Offerings

Initial public offerings ("IPOs") of securities occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have limited operating histories, which may involve a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by the issuance of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's Subadvisor might decide to sell a security issued through an IPO more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for one year or less may be treated as short-term gains, and be taxable as ordinary income to a Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on a Fund's performance if the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a small component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

There can be no assurance that IPOs will continue to be available for a Fund to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the after-market at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

Interfund Lending

The Funds have obtained an exemptive order from the SEC allowing the Funds to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (the “Interfund Lending Program”). Under the Interfund Lending Program, the Funds (other than a money market fund) may lend or borrow money for temporary purposes directly to or from one another (an “Interfund Loan”), subject to meeting the conditions of the SEC exemptive order. All Interfund Loans would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund will: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the master interfund lending agreement, entitling the lending Fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund. The Funds are currently parties to a line of credit which restricts a Fund's ability to participate in interfund lending while the Fund has an outstanding balance on the line of credit.

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A Fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an Interfund Loan under the Interfund Lending Program exceed 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. A Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by a Fund's fundamental restriction or non-fundamental policy.

No Fund may lend to another Fund through the Interfund Lending Program if the loan would cause the lending Fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund's Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Fund and the borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that the borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs. No Fund may borrow more than the amount permitted by its investment limitations.

Investment Companies

 A Fund may invest in securities of other investment companies, including ETFs and business development companies, subject to limitations prescribed by the 1940 Act and any applicable investment restrictions described in the Fund’s Prospectus and SAI and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the 1940 Act). Among other things, the 1940 Act limitations prohibit a Fund from: (1) acquiring more than 3% of the voting shares of an investment company; (2) investing more than 5% of the Fund's total assets in securities of any one investment company; and (3) investing more than 10% of the Fund’s total assets in securities of all investment companies. These restrictions may not apply to certain investments in money market funds, including money market funds advised by the Manager. The Funds' investments in money market funds may include money market funds advised by the Manager that are offered for sale only to the Funds and other funds within the MainStay Group of Funds such as the MainStay U.S. Government Liquidity Fund. The MainStay U.S. Government Liquidity Fund invests 99.5% or more of its total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e. collateralized by cash and/or government securities) so as to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act. A Fund may invest in money market funds for various cash management purposes. These restrictions do not apply to the MainStay Funds of Funds, and may not apply to certain investments in money market funds, including money market funds advised by the Manager. The Funds' investment in money market funds may include money market funds, including money market funds advised by the Manager. The Funds' investment in money market funds may include money funds advised by the Manager that are offered for sale only to the Funds and other funds within the MainStay Group of Funds such as the MainStay U.S. Government Liquidity Fund. The MainStay U.S. Government Liquidity Fund invests 99.5% or more of its total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash and/or government securities) so as to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act. A Fund may invest in money market funds for various cash management purposes. Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which the Fund invests in addition to the fees and expenses the Fund bears directly in connection with its own operations. These securities represent interests in professionally managed portfolios that may invest in various types of instruments pursuant to a wide range of investment styles. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve duplicative management and advisory fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or OTC at a premium or a discount to their NAV per share. Others are continuously offered at NAV per share but may also be traded in the secondary market. In addition, no Fund (except the MainStay Funds of Funds) may acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Certain Underlying Funds are advised or subadvised by New York Life Investments or its affiliates. These advisers and subadvisors are under common control with New York Life Investments and the Underlying Funds advised by those entities are considered to be in the same “group of investment companies” as the Funds for purposes of Section 12(d)(1)(G) of the 1940 Act. For example, exchange-traded funds advised by IndexIQ Advisors LLC are considered to be in the same group of investment companies as the Funds because IndexIQ Advisors LLC and New York Life Investments are under common control. For purposes of determining compliance with a Fund's policy on concentrating its investments in any one industry, the Funds will look through investments in underlying investment companies for purposes of applying their concentration limitations, if the underlying investment company itself has a policy to concentrate in a particular industry. In that case, the particular industry in which the underlying investment company invests would be counted for purposes of calculating the Fund’s concentration limitation.

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The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as a Fund) in excess of these limits. A Fund may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders. For more information, please see the section entitled “Exchange Traded Funds”.

Lending of Portfolio Securities

A Fund may lend portfolio securities to certain broker/dealers and institutions to the extent permitted by the 1940 Act, as modified or interpreted by regulatory authorities having jurisdiction, from time to time, in accordance with procedures adopted by the Board. By lending its securities, a Fund attempts to increase its net investment income through the receipt of lending fees or the spread received in connection with the investment of cash collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Fund. Such loans must be secured by collateral in cash, U.S. Treasury securities and/or U.S. government agency securities that are issued or guaranteed by the United States government or its agencies or instrumentalities maintained on a current basis in an amount at least equal to 100% of the current market value of the securities loaned. A Fund may call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of cash collateral or lending fees to the extent the borrower pledges securities instead of cash. A Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund may call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. The MainStay Group of Funds, on behalf of certain of the Funds, has entered into an agency agreement with State Street Bank and Trust Company ("State Street"), which acts as the Funds' agent in making loans of portfolio securities, subject to the supervision and control of the Manager or a Subadvisor, as the case may be.

As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a Fund. A Fund also bears the risk that the borrower may fail to return the securities in a timely manner or at all, either because the borrower fails financially or for other reasons, such as the failure of securities lending agent. A Fund could experience delays and costs in recovering the loaned securities or in gaining access to and liquidating the collateral, which could result in actual financial loss and which could interfere with portfolio management decisions or the exercise of ownership rights in the loaned securities. However, the loans would be made only to firms deemed by the Manager or a Subadvisor or its agent to be creditworthy and when the consideration that can be earned currently from securities loans of this type, justifies the attendant risk. If the Manager or a Subadvisor determines to make securities loans, it is intended that the value of the securities loaned will not exceed 33 1/3% of the value of the total assets of the lending Fund.

While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults; the risk that the earnings on any cash collateral invested may not be sufficient to pay fees incurred in connection with the loan; the risk that the principal value of any cash collateral invested may decline and may not be sufficient to pay back the borrower for amount of the collateral posted; the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities; the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions; and the risk that any efforts to recall the securities for purposes of voting may not be effective.

The Funds, subject to certain conditions and limitations, are permitted to invest cash collateral and uninvested cash in one or more money market funds that are managed by the Manager or its affiliates or State Street.

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Loan Participation Interests

A Fund may invest in participation interests in loans. A Fund's investment in loan participation interests may take the form of participation interests in, or assignments or novations of a corporate loan ("Participation Interests"). The Participation Interests may be acquired from an agent bank, co-lenders or other holders of Participation Interests ("Participants"). In a novation, a Fund would assume all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. As an alternative, a Fund may purchase an assignment of all or a portion of a lender's interest in a corporate loan, in which case the Fund may be required generally to rely on a third-party agent bank, acting on behalf of the Participants, to demand payment and enforce the lenders' rights and exercise their remedies against the borrower, but would otherwise be entitled to the direct benefit of all such lender rights and remedies.

A Fund may also purchase participations in a portion of the rights of the lender in a corporate loan. In such a case, the Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights directly against the borrower; rather the Fund must rely on the agent bank and/or the seller of the participation for that purpose. A Fund will not act as an agent bank, guarantor or sole negotiator of a credit facility with respect to a corporate loan. In addition, an agent bank may be responsible for various services with respect to the loan including, recordkeeping or other services (such as interest payment services) with respect to Loan Participation Interests held by a Fund and the related loan documentation. These services may be subject to risks of, among other things, computational errors, cyber-attacks, delays, the bankruptcy or insolvency of such agents. The Funds are also subject to the risk of loss caused by human error and system or control failures by these agents. All these risks may affect the Funds, the Funds' investments and the Funds' investment performance.

In a typical corporate loan involving the sale of Participation Interests, the agent bank administers the terms of the corporate loan agreement and is responsible for the collection of principal and interest and fee payments to the credit of all lenders that are parties to the corporate loan agreement. The agent bank in such cases will be qualified under the 1940 Act to serve as a custodian for registered investment companies. A Fund generally will rely on the agent bank or an intermediate Participant to collect its portion of the payments on the corporate loan. The agent bank may monitor the value of the collateral and, if the value of the collateral declines, may take certain action, including accelerating the corporate loan, giving the borrower an opportunity to provide additional collateral or seeking other protection for the benefit of the Participants in the corporate loan, depending on the terms of the corporate loan agreement. Furthermore, unless under the terms of a participation agreement a Fund has direct recourse against the borrower (which is unlikely), a Fund will rely on the agent bank to use appropriate creditor remedies against the borrower. The agent bank also is responsible for monitoring compliance with covenants contained in the corporate loan agreement and for notifying holders of corporate loans of any failures of compliance. Typically, under corporate loan agreements, the agent bank is given discretion in enforcing the corporate loan agreement, and is obligated to follow the terms of the loan agreements and use only the same care it would use in the management of its own property. For these services, the borrower compensates the agent bank. Such compensation may include special fees paid on structuring and funding the corporate loan and other fees paid on a continuing basis.

A financial institution's employment as an agent bank may be terminated in the event that it fails to observe the requisite standard of care, becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding. Generally, a successor agent bank will be appointed to replace the terminated bank and assets held by the agent bank under the corporate loan agreement should remain available to holders of corporate loans. If, however, assets held by the agent bank for the benefit of a Fund were determined by an appropriate regulatory authority or court to be subject to the claims of the agent bank's general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a corporate loan, or suffer a loss of principal and/or interest. In situations involving intermediate Participants similar risks may arise.

When a Fund acts as co-lender in connection with Participation Interests or when a Fund acquires a Participation Interest the terms of which provide that the Fund will be in privity of contract with the corporate borrower, the Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In all other cases, the Fund will look to the agent bank to enforce appropriate credit remedies against the borrower. In acquiring Participation Interests a Fund's Manager or Subadvisor will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the Participation Interest meets the Fund's qualitative standards. There is a risk that there may not be a readily available market for Participation Interests and, in some cases, this could result in a Fund disposing of such securities at a substantial discount from face value or holding such security until maturity. When a Fund is required to rely upon a lending institution to pay the Fund principal, interest, and other amounts received by the lending institution for the loan participation, the Fund will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification and concentration of the Fund's portfolio.

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Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

Each Fund may invest in loan participations with credit quality comparable to that of issuers of its portfolio investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Manager or Subadvisor believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund's NAV than if that value were based on available market quotations and could result in significant variations in a Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.

Investment in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Fund will rely on the Manager's or Subadvisor's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

Floating Rate Loans. Floating rate loans are provided by banks and other financial institutions to corporate customers. Companies undertake these loans to finance acquisitions, buy-outs, recapitalizations or other leveraged transactions. Typically, these loans are the most senior source of capital in a borrower's capital structure and have certain of the borrower's assets pledged as collateral although they may not be fully collateralized and may be uncollateralized. The borrower pays interest and principal to the lenders.

A senior loan in which a Fund may invest typically is structured by a group of lenders. This means that the lenders participate in the negotiations with the borrower and in the drafting of the terms of the loan. The group of lenders often consists of commercial and investment banks, thrift institutions, insurance companies, finance companies, mutual funds and other institutional investment vehicles or other financial institutions. One or more of the lenders, referred to as the agent bank, usually administers the loan on behalf of all the lenders. In addition, to the extent a Fund holds a loan through a financial intermediary, or relies on a financial intermediary to administer the loan, the Fund’s investment, including receipt of principal and interest relating to the loan, will be subject to the credit risk of the intermediary.

Secondary trades of senior loans may have extended settlement periods. Any settlement of a secondary market purchase of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants (i.e., T+7 for par/near par loans and T+20 for distressed loans, in other words more than seven or twenty business days beyond the trade date, respectively) is subject to the “delayed compensation” rules prescribed by the Loan Syndications and Trading Association (“LSTA”) and addressed in the LSTA’s standard loan documentation for par/near par trades and for distressed trades. “Delayed compensation” is a pricing adjustment comprised of certain interest and fees, which is payable between the parties to a secondary loan trade. The LSTA introduced a requirements-based rules program in order to incentivize shorter settlement times for secondary transactions and discourage certain delay tactics that create friction in the loan syndications market by, among other things, mandating that the buyer of a senior loan satisfy certain “basic requirements” as prescribed by the LSTA no later than T+5 in order for the buyer to receive the benefit of interest and other fees accruing on the purchased loan from and after T+7 for par/near par loans (for distressed trades, T+20) until the settlement date, subject to certain specific exceptions. These “basic requirements” generally require a buyer to execute the required trade documentation and to be, and remain, financially able to settle the trade no later than T+7 for par/near par loans (and T+20 for distressed trades). In addition, buyers are required to fund the purchase price for a secondary trade upon receiving notice from the agent of the effectiveness of the trade in the agent’s loan register. A Fund, as a buyer of a senior loan in the secondary market, would need to meet these “basic requirements” or risk forfeiting all or some portion of the interest and other fees accruing on the loan from and after T+7 for par/near par loans (for distressed trades, T+20) until the settlement date. The “delayed compensation” mechanism does not mitigate the other risks of delayed settlement or other risks associated with investments in senior loans.

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A Fund may invest in a floating rate loan in one of three ways: (1) it may make a direct investment in the loan by participating as one of the lenders; (2) it may purchase a participation interest; or (3) it may purchase an assignment. A Fund may make a direct investment in a floating rate loan pursuant to a primary syndication and initial allocation process (i.e., buying an unseasoned loan issue). Participation interests are interests issued by a lender or other financial institution, which represent a fractional interest in a loan that continues to be directly owned by the issuing lender. A Fund may acquire participation interests from a lender or other holders of participation interests. Holders of participation interests are referred to as participants. An assignment represents a portion of a loan previously owned by a different lender. Unlike when a Fund purchases a participation interest, a Fund that purchases an assignment will become a lender for the purposes of the relevant loan agreement.

A Fund can purchase a loan by signing as a direct lender under the loan document or by purchasing an assignment interest from the underwriting agent shortly after the initial funding on a basis which is consistent with the initial allocation under the syndication process. This is known as buying in the "primary" market. Such an investment is typically made at or about a floating rate loan's "par" value, which is its face value. From time to time, lenders in the primary market will receive an up-front fee for committing to purchase a floating rate loan that is being originated. In such instances, the fee received is reflected on the books of the Fund as a discount to the loan's par value. The discount is then amortized over the life of the loan, which would effectively increase the yield a Fund receives on the investment.

If a Fund purchases an existing assignment of a floating rate loan, or purchases a participation interest in a floating rate loan, it is said to be purchasing in the "secondary" market. Purchases of floating rate loans in the secondary market may take place at, above, or below the par value of a floating rate loan. Purchases above par will effectively reduce the amount of interest received by the Fund through the amortization of the purchase price premium, whereas purchases below par will effectively increase the amount of interest received by the Fund through the amortization of the purchase price discount. Where reduced primary investment opportunities in floating rate loans exist, a Fund may be able to invest in floating rate loans only through participation interests or assignments. If a Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lenders. On the other hand, if a Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. Therefore, when a Fund invests in floating rate loans through the purchase of participation interests, the Manager or Subadvisor must consider the creditworthiness of the agent bank and any lenders and participants interposed between the Fund and a borrower. This secondary market is private and unregulated, and there is no organized exchange or board of trade on which floating rate loans are traded. Floating rate loans often trade in large denominations. Trades can be infrequent, and the market may be volatile.

Floating rate loans generally are subject to extended settlement periods that may be longer than seven days and may require the consent of the borrower and/or agent prior to their sale or assignment. These factors may impair, delay or negate a Fund's ability to generate cash through the liquidation of floating rate loans to repay debts, fund redemptions, or for any other purpose.

Typically, floating rate loans are secured by collateral although they may not be fully collateralized or may be uncollateralized. However, the value of the collateral may not be sufficient to repay the loan or, should a loan in which a Fund is invested be foreclosed on, the Fund may become owner of the collateral and will be responsible for any costs and liabilities associated with owning the collateral. The collateral may consist of various types of assets or interests including intangible assets. It may include working capital assets, such as accounts receivable or inventory, or tangible fixed assets, such as real property, buildings and equipment. It may include intangible assets, such as trademarks, copyrights and patent rights, or security interests in securities of subsidiaries or affiliates. If the collateral includes a pledge of equity interests in the borrower by its owners, the Fund may become the owner of equity in the borrower and may be responsible for the borrower’s business operations and/or assets.

The borrower under a floating rate loan must comply with restrictive covenants, if any, contained in the floating rate loan agreement between the borrower and the syndicate of lenders. A restrictive covenant is a promise by the borrower to not take certain action that may impair the rights of lenders or increase the credit risk associated with the borrower or the loan. These covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on total debt. In addition, a covenant may require the borrower to prepay the floating rate loan with any excess cash flow. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from certain asset dispositions or sales of securities. A breach of a covenant (after giving effect to any cure period) that is not waived by the agent bank and the lending syndicate normally is an event of acceleration. This means that the agent bank has the right to demand immediate repayment in full of the outstanding floating rate loan on behalf of the syndicate lenders. Investments in loans without contractual restrictive covenants are particularly susceptible to the risks associated with these investments.

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The Manager or the Subadvisor must determine that the investment is suitable for each Fund based on the Manager's or the Subadvisor’s independent credit analysis and industry research. Generally, this means that the Manager or the Subadvisor has determined that the likelihood that the corporation will meet its obligations is acceptable. In considering investment opportunities, the Manager or the Subadvisor will conduct extensive due diligence, which may include, without limitation, management meetings; financial analysis; industry research and reference verification from customers, suppliers and rating agencies.

Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the LIBOR or the prime rates of large money-center banks. The interest rate on the Fund's investment securities generally reset quarterly. During periods in which short-term rates rapidly increase, the Fund's NAV may be affected. Investment in floating rate loans with longer interest rate reset periods or loans with fixed interest rates may also increase fluctuations in a Fund's NAV as a result of changes in interest rates. However, the Fund may attempt to hedge its fixed rate loans against interest rate fluctuations by entering into interest rate swap or other derivative transactions.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, a Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

In addition, the Fund may have arrangements with loan, administrative and similar agents under which these agents provide recordkeeping or other services (such as interest payment services) with respect to loan positions held by a Fund and the related loan documentation. These services may be subject to risks of, among other things, computational errors, cyber-attacks, delays, the bankruptcy or insolvency of such agents. The Funds are also subject to the risk of loss caused by human error and system or control failures by these agents. All these risks may affect the Funds, the Funds' investments and the Funds' investment performance.

Unfunded Loan Commitments. The Funds may enter into loan commitments that are unfunded at the time of investment. A loan commitment is a written agreement under which the lender (such as a Fund) commits itself to make a loan or loans up to a specified amount within a specified time period. The loan commitment sets out the terms and conditions of the lender's obligation to make the loans. Loan commitments are made pursuant to a term loan, a revolving credit line or a combination thereof. A term loan is typically a loan in a fixed amount that borrowers repay in a scheduled series of repayments or a lump-sum payment at maturity. A revolving credit line allows borrowers to draw down, repay, and reborrow specified amounts on demand. The portion of the amount committed by a lender under a loan commitment that the borrower has not drawn down is referred to as "unfunded." Loan commitments may be traded in the secondary market through dealer desks at large commercial and investment banks. Typically, the Funds enter into fixed commitments on term loans as opposed to revolving credit line arrangements.

Borrowers pay various fees in connection with loans and related commitments. In particular, borrowers may pay a commitment fee to lenders on unfunded portions of loan commitments and/or facility and usage fees, which are designed to compensate lenders in part for having an unfunded loan commitment.

Unfunded loan commitments expose lenders to credit risk—the possibility of loss due to a borrower's inability to meet contractual payment terms. A lender typically is obligated to advance the unfunded amount of a loan commitment at the borrower's request, subject to certain conditions regarding the creditworthiness of the borrower. Borrowers with deteriorating creditworthiness may continue to satisfy their contractual conditions and therefore be eligible to borrow at times when the lender might prefer not to lend. In addition, a lender may have assumptions as to when a borrower may draw on an unfunded loan commitment when the lender enters into the commitment. If the borrower does not draw as expected, the commitment may not prove as attractive an investment as originally anticipated.

Since a Fund with an unfunded loan commitment has a contractual obligation to lend money on short notice, it will maintain liquid assets in an amount at least equal in value to the amount of the unfunded commitments. Liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, the Funds' unfunded loan commitments. The value of the Funds' "senior securities" holdings are marked-to-market daily to ensure proper coverage.

Each Fund records an investment when the borrower draws down the money and records interest as earned.

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Master Limited Partnerships

The Funds may invest in certain companies that are structured as master limited partnerships ("MLPs") in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund when it invests in an MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Under recent tax legislation, individuals (and certain other noncorporate entities) are generally eligible for a 20% deduction with respect to certain taxable income from certain MLPs. Currently, there is not a regulatory mechanism for regulated investment companies to pass through the 20% deduction to shareholders. As a result, in comparison, investors investing directly in such MLPs would generally be eligible for the 20% deduction for such taxable income from these investments while investors investing in those MLPs indirectly through the Fund would not be eligible for the 20% deduction for their share of such taxable income.

A Fund will invest no more than 25% of its total assets in securities of MLPs that are qualified publicly traded partnerships ("QPTPs"), which are treated as partnerships for U.S. federal income tax purposes.

MLPs are generally not subject to tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions, and expenses. A change in current tax law, or a change in the underlying business of a given MLP could result in the MLP being treated as a corporation for U.S. federal tax purposes, which would result in such MLP being subject to U.S. federal income tax on its taxable income. Such treatment also would have the effect of reducing the amount of cash available for distribution by the affected MLP. Thus, if any MLP owned by a Fund were treated as a corporation for U.S. federal tax purposes, such treatment could result in a reduction in the value of the Fund’s investment in such MLP.

MLP Interests and Other Natural Resources Sector Companies Risk

MLPs are organized as limited partnerships or limited liability companies under state law and are generally subject to tax as partnerships for U.S. federal income tax purposes. The equity securities issued by many MLPs are publicly traded and listed and traded on a U.S. exchange. An MLP typically issues general partner and limited partner interests. The general partner manages and often controls, has an ownership stake in, and is normally eligible to receive incentive distribution payments from, the MLP. Since MLP equity securities are typically publicly traded, in order to be treated as a partnership for U.S. federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from certain qualifying sources as described in the Internal Revenue Code. These qualifying sources include natural resources-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the entity through an up to 2% general partner interest in the entity plus, in many cases, ownership of some percentage of the outstanding limited partner interests. The limited partners, through their ownership of limited partner interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. Due to their structure as partnerships for U.S. federal income tax purposes and the expected character of their income, MLPs generally are not subject to U.S. federal income tax. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends).

Certain MLPs are dependent on their parents or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions. Moreover, the terms of an MLP’s transactions with its parent or sponsor are typically not arrived at on an arm’s-length basis, and may not be as favorable to the MLP as a transaction with a non-affiliate.

MLP Equity Securities. Equity securities issued by MLPs typically consist of common units, subordinated units and a general partner interests.

☐	Common Units. The common units of many MLPs are listed and traded on national securities exchanges, including the New York Stock Exchange (the “NYSE”), the NYSE MKT and the NASDAQ Stock Market (the “NASDAQ”). Holders of MLP common units typically have very limited control and voting rights. Holders of such common units are typically entitled to receive the minimum quarterly distribution (the “MQD”), including arrearage rights, from the issuer. In the event of a liquidation, common unit holders are intended to have a preference to the remaining assets of the issuer over holders of subordinated units. The Funds may invest in different classes of common units that may have different voting, trading, and distribution rights.

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☐	Subordinated Units. Subordinated units, which, like common units, represent limited partner interests, are not typically listed on an exchange or publicly traded. Holders of such subordinated units are generally entitled to receive a distribution only after the MQD and any arrearages from prior quarters have been paid to holders of common units. Holders of subordinated units typically have the right to receive distributions before any incentive distributions are payable to the general partner. Subordinated units generally do not provide arrearage rights. Most MLP subordinated units are convertible into common units after the passage of a specified period of time or upon the achievement by the issuer of specified financial goals. The Funds may invest in different classes of subordinated units that may have different voting, trading, and distribution rights.

☐	General Partner Interests. The general partner interest in MLPs is typically retained by the original sponsors of an MLP, such as its founders, corporate partners and entities that sell assets to the MLP. The holder of the general partner interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment. General partner interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner or managing member interests receive cash distributions, typically in an amount of up to 2% of available cash, which is contractually defined in the partnership or limited liability company agreement. In addition, holders of general partner or managing member interests may receive incentive distribution rights, which provide them with an increasing share of the entity’s aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the MQD. Due to the incentive distribution rights, some GP MLPs have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common and subordinated unit holders in the event of a reduction in the MLP’s quarterly distribution.

I-Shares. I-Shares represent an ownership interest issued by an MLP affiliate. The MLP affiliate uses the proceeds from the sale of I-Shares to purchase limited partnership interests in the MLP in the form of I-units. Thus, I-Shares represent an indirect limited partner interest in the MLP. I units have features similar to MLP common units in terms of voting rights, liquidation preference and distribution. I-Shares differ from MLP common units primarily in that instead of receiving cash distributions, holders of I-Shares will receive distributions of additional I-Shares in an amount equal to the cash distributions received by common unit holders. I-Shares are traded on the NYSE.

MLPs and other natural resources sector companies are subject to certain risks, including, but not limited to, the following: MLPs and other companies operating in the natural resources sector may be affected by fluctuations in the prices of commodities; the highly cyclical nature of the natural resources sector may adversely affect the earnings or operating cash flows of the issuers in which a Fund will invest; a significant decrease in the production of energy commodities would reduce the revenue, operating income and operating cash flows of MLPs and other natural resources sector companies and, therefore, their ability to make distributions or pay dividends; a sustained decline in demand for energy commodities could adversely affect the revenues and cash flows of MLPs and other natural resources sector companies; MLPs and other natural resources sector companies may be subject to construction risk, development risk, acquisition risk or other risks arising from their specific business strategies; the natural resources sector is highly competitive; extreme weather conditions could result in substantial damage to the facilities of certain MLPs and other natural resources sector companies and significant volatility in the supply of natural resources, commodity prices and the earnings of such companies, and could therefore adversely affect their securities; the amount of cash that a Fund has available to distribute to shareholders will depend on the ability of the companies in which a Fund has an interest to make distributions or pay dividends to their investors, the tax character of those distributions or dividends; the profitability of MLPs and other natural resources sector companies are subject to significant foreign, federal, state and local regulation in virtually every aspect of their operations and could be adversely affected by changes in the regulatory environment; there is an inherent risk that MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle and the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of MLPs, and the cost of any remediation that may become necessary, which MLPs may not be able to recover from insurance; certain MLPs and other natural resources sector companies are dependent on their parents or sponsors for a majority of their revenues and any failure by the parents or sponsors to satisfy their payments or obligations would impact the company’s revenues and cash flows and ability to make distributions; and the operations of MLPs and other natural resources sector companies are subject to many hazards inherent in their business and since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks.

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A Fund will invest no more than 25% of its total assets in securities of MLPs that are qualified publicly traded partnerships (“QPTPs”), which are treated as partnerships for U.S. federal income tax purposes.

Money Market Investments

Consistent with the provisions of Rule 2a-7 under the 1940 Act ("Rule 2a-7"), the MainStay Money Market Fund invests in U.S. dollar-denominated money market instruments that present minimal credit risk. The Manager or Subadvisor shall determine whether a security presents minimal credit risk under procedures adopted by the MainStay Money Market Fund's Board of Trustees. In the event that an instrument acquired by the MainStay Money Market Fund experiences a default (other than an immaterial default unrelated to the financial condition of the issuer), ceases to be an eligible security under Rule 2a-7 or experiences an event of insolvency under Rule 2a-7, the Fund will dispose of such security as soon as practicable consistent with achieving an orderly disposition of the security, by sale, exercise of any demand feature or otherwise, unless the Manager (or the Board with the assistance of the Manager) finds that disposal of the security would not be in the best interests of the Fund (which determination may take into account, among other factors, market conditions that could affect the orderly disposition of the portfolio security). These circumstances are subject to certain reporting requirements under the Fund’s procedures adopted under Rule 2a-7.

Mortgage Dollar Rolls

A mortgage dollar roll ("MDR") is a transaction in which a Fund sells mortgage-related securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. A Fund will maintain liquid assets having a value not less than the repurchase price. MDR transactions involve certain risks, including the risk that the MBS returned to the Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

Mortgage Related and Other Asset-Backed Securities

Each Fund may buy mortgage-related and other asset-backed securities. Mortgage-related securities are a type of asset-backed securities and include mortgage-backed securities, mortgage pass-through securities and private mortgage pass-through securities, GNMA certificates, mortgage dollar rolls, stripped mortgage-backed securities, collateralized mortgage obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-backed securities represent interests in pools of residential or commercial mortgage loans. The payment of principal and interest and the price of a mortgage-backed security generally depend on the cash flows generated by the underlying (adjustable and fixed rate) mortgages and the terms of the mortgage-backed security.

Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline. However, when interest rates are declining, the value of a mortgage-related security with prepayment features may not increase as much as other fixed-income securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's Manager or Subadvisor to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and, if the security has been purchased at a premium, the amount of the premium would be lost in the event of prepayment.

The Funds may also invest in debt securities that are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

Generally, a Fund will invest in mortgage-related (or other asset-backed) securities either (1) issued by U.S. government-sponsored corporations such as GNMA, the Federal Home Loan Mortgage Corporation ("FHLMC"), and FNMA, or (2) privately issued securities rated Baa3 or better by Moody's or BBB- or better by S&P or, if not rated, of comparable investment quality as determined by the Manager or a Subadvisor.

Rating agencies, from time to time, have placed on credit watch or downgraded the ratings previously assigned to a large number of mortgage-related securities (which may include certain of the mortgage-related securities in which certain of the Funds may have invested or may in the future invest), and may continue to do so in the future. If a mortgage-related security in which the Fund is invested is placed on credit watch or downgraded, the value of the security may decline and the Fund may experience losses.

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Adverse economic conditions may reduce the cash flow that a Fund investing in such mortgage-related securities receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In addition, certain adverse economic conditions may result in interest rate spreads for mortgage-backed securities being widened and becoming more volatile. In the event that interest rate spreads for mortgage-related securities widen following the purchase of such assets by a Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount. Furthermore, adverse changes in market conditions may result in a severe liquidity crisis in the market for mortgage-backed securities (including the mortgage-related securities in which certain of the Funds may invest) and an unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities. As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by a Fund may experience declines after they are purchased by such Fund.

Legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures would affect the value of any such securities held by a Fund. Future legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-backed securities. The nature or extent of any future limitations on foreclosure or exercise of other remedies that may be enacted is uncertain. Governmental actions that interfere with the foreclosure process, for example, could increase the costs of such foreclosures or exercise of other remedies, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans and securities backed by such residential mortgage loans owned by a Fund, and could adversely affect the yields on the mortgage-related securities owned by the Funds and could have the effect of reducing returns to the Funds, that have invested in mortgage-related securities collateralized by these residential mortgage loans.

The U.S. government, including the Federal Reserve, the Treasury, and other governmental and regulatory bodies have taken or are considering taking actions to address fallout from, or to mitigate the future occurrence of events similar to, the financial crisis of 2008, including initiatives to limit large-scale losses associated with mortgage-related securities held on the books of certain U.S. financial institutions and to support the credit markets generally. The impact that such actions could have on any of the mortgage-related securities held by the Funds is unknown.

Mortgage Pass-Through Securities. The Funds may invest in mortgage pass-through securities. Mortgage pass-through securities are interests in pools of mortgage-related securities. Unlike interests in other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with the payment of principal being made at maturity or specified call dates, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Some mortgage pass-through certificates may include securities backed by adjustable-rate mortgages that bear interest at a rate that will be adjusted periodically.

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a Fund's yield. Prepayments may cause the yield of a mortgage-backed security to differ from what was assumed when a Fund purchased the security. Prepayments at a slower rate than expected may lengthen the effective life of a mortgage-backed security. The value of securities with longer effective lives generally fluctuates more widely in response to changes in interest rates than the value of securities with shorter effective lives.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by FNMA or FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

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Historically, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. At the same time, the U.S. Treasury and the FHFA as conservator of FNMA and FHLMC entered into Senior Preferred Stock Purchase Agreements (“SPAs”) whereby the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these SPAs, as currently amended, the U.S. Treasury has pledged to provide a financial commitment up to certain amounts for each instrumentality in the event an instrumentality has a net worth deficit in any given quarter. In addition, the SPAs, as currently amended, require the instrumentalities to pay a quarterly dividend to the U.S. Treasury in an amount by which the instrumentality’s net worth exceeds a $3 billion capital reserve amount.  The FHFA recently announced plans to consider taking FNMA and FHLMC out of conservatorship. Should FNMA and FHLMC be taken out of conservatorship, it is unclear whether Treasury would continue to enforce its rights or perform its obligations under the SPAs. It also unclear how the capital structure of FNMA and FHLMC would be constructed post-conservatorship, and what effects, if any, the privatization of FNMA and FHLMC will have on their creditworthiness and guarantees of certain MBS. Accordingly, should the FHFA take the FNMA and FHLMC out of conservatorship, there could be an adverse impact on the value of their securities which could cause a Fund’s investments to lose value. A number of legal motions taken by junior preferred shareholders of the GSEs against the FHFA and the U.S. Treasury may further complicate any plans by the FHFA to take these entities our of conservatorship.

GNMA Certificates. The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly owned U.S. government corporation within the U.S. Department of Housing and Urban Development ("HUD"). GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks and mortgage bankers) and backed by pools of FHA-insured or Veterans Administration-guaranteed mortgages. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by HUD and acts as a government instrumentality under authority granted by Congress. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that includes state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and is now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") that represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

If either fixed or variable rate pass-through securities issued by the U.S. government or its agencies or instrumentalities are developed in the future, the Funds reserve the right to invest in them.

Although the mortgage loans in the pool underlying a GNMA certificate will have maturities of up to 30 years, the actual average life of a GNMA certificate typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.

Private Mortgage Pass-Through Securities. Commercial banks, S&Ls, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund's Manager or Subadvisor determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

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Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO, there is no assurance that the collateral securing such CMO will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs in the OTC market, the depth and liquidity of which will vary from time to time.

CMOs are typically structured into multiple classes or series, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

As CMOs have evolved, some classes of CMO bonds have become more common than others, such as parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund's investment objectives and policies, the Fund’s Manager or Subadvisor may invest in various tranches of CMO bonds, including support bonds.

An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule. Dollar-weighted average maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a Fund's portfolio holdings. In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bonds currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

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The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

FHLMC Collateralized Mortgage Obligations ("FHLMC CMOs"). FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the FHLMC CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

The Funds' Manager or Subadvisors expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, a Fund's Manager or Subadvisor will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances, a portfolio may fail to recoup fully its initial investment in a CMO residual.

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CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, pursuant to an exemption therefrom, or may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be classified as illiquid investments.

Under certain circumstances, a Fund's investment in residual interests in "real estate mortgage investment conduits" ("REMICs") may cause shareholders of that Fund to be deemed to have taxable income in addition to their Fund dividends and distributions and such income may not be eligible to be reduced for tax purposes by certain deductible amounts, including net operating loss deductions. In addition, in some cases, the Fund may be subject to taxes on certain amounts deemed to have been earned from a REMIC residual. Prospective investors may wish to consult their tax advisors regarding REMIC residual investments by a Fund.

CMOs and REMICs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs and REMICs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs and REMICs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO or a REMIC, there is no assurance that the collateral securing such CMO or REMIC will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs and REMICs in the OTC market, the depth and liquidity of which will vary from time to time. Holders of "residual" interests in REMICs (including the Funds) could be required to recognize potential phantom income, as could shareholders (including unrelated business taxable income for tax-exempt shareholders) of funds that hold such interests. The Funds will consider this rule in determining whether to invest in residual interests.

Stripped Mortgage-Backed Securities ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be classified as illiquid investments.

Risks Associated with Mortgage-Backed Securities. As in the case with other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The value of some mortgage-backed securities in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Manager or Subadvisor to forecast interest rates and other economic factors correctly. If the Manager or Subadvisor incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Funds could be exposed to the risk of a loss.

Investment in mortgage-backed securities poses several risks, including prepayment, extension market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage-backed security. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by changes in home values, ease of the refinancing process and local economic conditions.

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Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities and wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the chance that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

To the extent that mortgages underlying a mortgage-related security are so-called "subprime mortgages" (i.e., mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher. Subprime mortgages also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into various aspects of the financials sector, and consequently, the value of a Fund may decline in response to such developments. A decline or flattening of housing values may cause delinquencies in the mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities held by a Fund and thereby adversely affect the ability of the mortgage-backed security issuer to make principal payments to holders, such as a Fund. Further, mortgage-backed securities are also subject to the risks associated with the types of real estate to which they relate and adverse economic or market events with respect to these property types (e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed-property types).

Other Asset-Backed Securities. Asset-backed securities are securities that represent interests in, and whose values and payments are based on, a “pool” of underlying assets, which may include, among others, lower-rated debt securities, consumer loans or mortgages, and leases of property. Asset-backed securities include collateralized debt obligations, such as collateralized bond obligations and collateralized loan obligations. (See “Collateralized Debt Obligations”). The Funds' Manager or Subadvisors expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including credit card receivables and Certificates for Automobile Receivables(SM) ("CARs(SM)"). CARs(SM) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

An investor's return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

If consistent with a Fund's investment objective and policies, and, in the case of a money market fund, the requirements of Rule 2a-7, a Fund also may invest in other types of asset-backed securities. Certain asset-backed securities may present the same types of risks that may be associated with mortgage-backed securities.

Delinquencies and losses on sub-prime and non-prime automobile loans have increased in recent years and, as a result, issuers of ABS backed by such loans may be adversely affected in their ability to continue to make principal and interest payments. The risk associated with investments in asset-backed securities may be heightened to the extent that a Fund invests in such loans.

Municipal Securities

A Fund may purchase municipal securities. Municipal securities include securities issued by, or on behalf of, the District of Columbia, the states, the territories (including Puerto Rico, Guam and the U.S. Virgin Islands), commonwealths and possessions of the United States and their political subdivisions, and agencies, authorities and instrumentalities (collectively, “municipalities”). Municipal securities, which may be issued in various forms, including bonds and notes, are issued to obtain funds for various public purposes.

Municipal bonds are debt obligations issued by municipalities. Typically, the interest payable on municipal bonds is, in the opinion of bond counsel to the issuer at the time of issuance, exempt from federal income tax.

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A Fund's investments in municipal securities may be affected by political and economic developments within the applicable municipality and by the financial condition of the municipality. Certain of the issuers in which a Fund may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. For example, Puerto Rico, in particular, has been experiencing significant financial difficulties and other events that have adversely affected its economy, infrastructure and financial condition, which have further strained Puerto Rico’s economic stagnation and fiscal challenges (including budget deficits, underfunded pensions, high unemployment, population decline, significant debt service obligations, liquidity issues, and reduced access to financial markets). The default by issuers of Puerto Rico municipal securities on their obligations under securities held by a Fund may adversely affect the Fund and cause the Fund to lose the value of its investment in such securities.

Municipal bonds include securities from a variety of sectors, each of which has unique risks. They include, but are not limited to, general obligation bonds, limited obligation bonds, and revenue bonds (including industrial development bonds issued pursuant to federal tax law). General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are issued for either project or enterprise financings in which the bond issuer pledges to the bondholders the revenues generated by the operating projects financed from the proceeds of the bond issuance. Revenue bonds involve the credit risk of the underlying project or enterprise (or its corporate user) rather than the credit risk of the issuing municipality. Under the Internal Revenue Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Tax exempt private activity bonds and industrial development bonds generally are also classified as revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor).

Some municipal bonds may be issued as variable or floating rate securities and may incorporate market-dependent liquidity features. Some longer-term municipal bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request—usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Fund would hold the longer-term security, which could experience substantially more volatility. Municipal bonds that are issued as variable or floating rate securities incorporating market-dependent liquidity features may have greater liquidity risk than other municipal bonds.

Some municipal bonds feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements ("SBPAs"). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable assurance that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any Fund.

The credit rating of an insured bond may reflect the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have historically been low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.

Municipal bonds also include tender option bonds (“TOBs”), which are municipal derivatives created by dividing the income stream provided by an underlying municipal bond to create two securities issued by a special-purpose trust, one short-term and one long-term. The interest rate on the short-term component is periodically reset. The short-term component has negligible interest rate risk, while the long-term component has all of the interest rate risk of the original bond. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities.

Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term components can be very volatile and may be less liquid than other municipal bonds of comparable maturity. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities.

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Although most municipal bonds are exempt from federal income tax, some are not. Taxable municipal bonds include Build America Bonds ("BABs"), the borrowing costs of which are subsidized by the U.S. government, but which are subject to state and federal income tax. BABs were created pursuant to the American Recovery and Reinvestment Act of 2009, as amended ("ARRA"), to offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets had been through the issuance of tax-free municipal bonds. BABs include Recovery Zone Economic Development Bonds, which are subsidized more heavily by the U.S. government than other BABs, and are designed to finance certain types of projects in distressed geographic areas. Historically, the TOBs in which the Funds have invested have been sponsored by banking entities. However, it is no longer practical for banking entities to perform this role due to Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and the rules thereunder (collectively, the “Volcker Rule”). The Volcker Rule generally prohibits banking entities from engaging in proprietary trading or from acquiring or retaining an ownership interest in, or sponsoring, a hedge fund or private equity fund (“covered fund”), subject to certain exemptions and limitations on those exemptions, as defined in the Rule. TOB programs generally are considered to be covered funds under the Volcker Rule, and, thus, may not be sponsored by a banking entity absent an applicable exemption.

Alternative structures for TOBs have been designed by market participants, including fund-sponsored TOB structures, in which certain responsibilities previously performed by a third-party banking entity are performed by, or on behalf of, the fund. Funds that sponsor TOB structures accordingly bear the risks that were previously borne by banking entities. The effectiveness of alternative structures, including the new fund-sponsored TOB structure, is uncertain. There is a risk that new structures will not prove as effective as the traditional structure, which could adversely impact Fund performance, reduce municipal bond market liquidity and/or increase financing costs.

Under ARRA, an issuer of a BAB is entitled to receive payments from the U.S. Treasury Department over the life of the BAB equal to 35% of the interest paid (or 45% of the interest paid in the case of a Recovery Zone Economic Development Bond). For example, if a state or local government were to issue a BAB at a 10% taxable interest rate, the U.S. Treasury Department would make a payment directly to the issuing government of 3.5% of that interest (or 4.5% in the case of a Recovery Zone Economic Development Bond). Thus, the state or local government's net borrowing cost would be 6.5% or 5.5%, respectively, on a bond that pays 10% interest. In other cases, holders of a BAB receive a 35% or 45% tax credit, respectively. Pursuant to ARRA, the issuance of BABs ceased on December 31, 2010. The BABs outstanding at such time will continue to be eligible for the federal interest rate subsidy or tax credit, which continues for the life of the BABs; however, no bonds issued following expiration of the program will be eligible for federal payment or tax credit. Under the sequestration process under the Budget Control Act of 2011, automatic spending cuts that became effective on March 1, 2013 will reduce the federal subsidy for BABs and other subsidized municipal bonds. Such cuts may end earlier if rescinded by Congress. Due to continuing uncertainty related to Congressional budget deficit reduction, there is a possibility that federal funds allocated to subsidize issuers of BABs for a portion of the interest paid by such issuers could be further reduced or eliminated in the future. To the extent the federal subsidy is reduced or eliminated, there is a risk that issuers of BABs could redeem bonds prior to their stated maturities based on the redemption language applicable to specific issues of BABs. Once such redemption provisions permit redemption of BABs because the subsidy is reduced or eliminated, issuers may be able to redeem BABs even after any reduction in the subsidy has ended. In addition to BABs, a Fund may invest in other municipal bonds that pay taxable interest.

Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power for the payment of principal and interest.

Municipal securities also include various forms of notes. These notes include, but are not limited to, the following types:

☐	Revenue anticipation notes which are issued in expectation of receipt of other kinds of revenue, such as federal revenues. They, also, are usually general obligations of the issuer.

☐	Bond anticipation notes which are normally issued to provide interim financial assistance until long-term financing can be arranged. The long-term bonds then provide funds for the repayment of the notes.

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☐	Construction loan notes which are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration ("FHA") under the FNMA or GNMA.

☐	Project notes which are instruments sold by HUD but issued by a state or local housing agency to provide financing for a variety of programs. They are backed by the full faith and credit of the U.S. government, and generally carry a term of one year or less.

☐	Short-term discount notes (tax-exempt commercial paper), which are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the Funds. Thus, the issue may not be said to be publicly offered. Unlike securities that must be registered under the 1933 Act prior to offer and sale, unless an exemption from such registration is available, municipal securities that are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal securities that were not publicly offered initially.

Municipal securities are subject to credit risk. Information about the financial condition of an issuer of municipal securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal securities are generally subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal, or political developments might affect all or a substantial portion of a Fund's municipal securities in the same manner.

An insolvent municipality may take steps to reorganize its debt, which might include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures that may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of a Fund's investments in those securities. Under bankruptcy law, certain municipalities that meet specific conditions may be provided protection from creditors while they develop and negotiate plans for reorganizing their debts. U.S. bankruptcy law generally provides that individual U.S. states are not permitted to pass their own laws purporting to bind non-consenting creditors to a restructuring of a municipality’s indebtedness, and thus all such restructurings must be pursuant to Chapter 9 of the Bankruptcy Code.

Municipal bankruptcies are relatively rare, and certain provisions of U.S. bankruptcy law governing such bankruptcies are unclear and remain untested. Although Puerto Rico is a U.S. Territory, neither Puerto Rico nor its subdivisions or agencies are eligible to file under U.S. bankruptcy law in order to seek protection from creditors or restructure their debt.

In June 2016, the U.S. Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”), which establishes a federally-appointed fiscal oversight board (“Oversight Board”) to oversee Puerto Rico’s financial operations and possible debt restructuring. On May 3, 2017, the Oversight Board filed a debt restructuring petition in the U.S. District Court in Puerto Rico to seek bankruptcy-type protections from debt and unfunded pension obligations. Puerto Rico has reached agreements with certain bondholders to restructure outstanding debt issued by certain Puerto Rico instrumentalities and is negotiating the restructuring of its debt with certain other bondholders as of the date of this SAI. Any agreement to restructure such outstanding debt must be approved by the judge overseeing the debt restructuring. It is unclear at this time how the proceedings under PROMESA will be resolved or the period of time that may be required to reach any resolution. Any restructuring of some or all of the commonwealth’s debt, or a further decline in market prices of Puerto Rico debt obligations, may affect a Fund's investments and its performance.

On February 15, 2019, the U.S. Court of Appeals for the First Circuit held that the organization of the Oversight Board was unconstitutional and set a ninety-day period to allow President Trump and the U.S. Senate to validate the appointment of the existing members of the Oversight Board pursuant to the appointment process under the United States Constitution or reconstitute the Oversight Board under PROMESA. The First Circuit's decision was appealed, and the U.S. Supreme Court agreed to hear the case on October 15, 2019. The outcome of the litigation remains uncertain, and a decision against the Oversight Board could significantly affect petitions and other operations of the Oversight Board. Such uncertainty could have a negative effect on Puerto Rico's ability to restructure its debt.

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On August 2, 2019, Ricardo Roselló resigned as governor of Puerto Rico, and Pedro Pierluisi was sworn in as governor. On August 7, 2019, the Supreme Court of Puerto Rico ruled that Mr. Pierluisi's succession as governor of Puerto Rico was unconstitutional, and Wanda Vázquez was sworn in as governor. It is unclear whether Ms. Vázquez will serve the remainder of her term as governor, which is set to conclude in January 2021. The effects of these changes and any potential future changes regarding the governor of Puerto Rico on Puerto Rico are uncertain, including with respect to political and economic stability and the status of Puerto Rico’s debt restructuring negotiations. Any increase in instability in this regard could place additional pressure on Puerto Rico’s financial situation which would negatively impact the market stability and liquidity of Puerto Rico’s municipal bonds.

Municipal securities are subject to interest rate risk. Interest rate risk is the chance that security prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk is higher for long-term bonds, whose prices are more sensitive to interest rate changes than are the prices of shorter-term bonds. Generally, prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal securities are dependent on a variety of factors, such as the financial condition of the issuer, general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time.

Municipal bonds are subject to call risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will call—or repay—a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, a Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally high for long-term bonds. Municipal bonds may be classified as illiquid investments.

High yield municipal bonds are subject to increased liquidity and valuation risk as compared to other municipal bonds and to high yield debt securities generally. There may be no active market for a high yield municipal bond, or it may trade in secondary markets on an infrequent basis. High yield municipal bonds may be more likely than other municipal bonds to be considered illiquid. It may be difficult for a Fund to obtain an accurate or recent market quotation for a high yield municipal bond, which may cause the security to be "fair valued" in accordance with the fair valuation policies established by the Board. See "How Portfolio Securities Are Valued." For a more general discussion of the risks associated with high yield securities, which generally also are applicable to high yield municipal bonds, see "High Yield Securities."

There are, in addition, a variety of hybrid and special types of municipal obligations, such as municipal lease obligations, as well as numerous differences in the security of municipal securities both within and between the two principal classifications described above. Municipal lease obligations are municipal securities that may be supported by a lease or an installment purchase contract issued by state and local government authorities to acquire funds to obtain the use of a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations, which may be secured or unsecured, are not general obligations and have evolved to make it possible for state and local governments to obtain the use of property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal lease obligations have special risks not normally associated with municipal securities. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the "non-appropriation" risk, many municipal lease obligations have not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations may be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. For the purpose of each Fund‘s investment restrictions, the identification of the "issuer" of municipal securities that are not general obligation bonds is made by the Manager or Subadvisor on the basis of the characteristics of the municipal securities as described above, the most significant of which is the source of funds for the payment of principal of and interest on such securities.

The Internal Revenue Code limits the types and volume of municipal securities qualifying for the federal income tax exemption for interest, and the Internal Revenue Code treats tax-exempt interest on certain municipal securities as a tax preference item included in the alternative minimum tax base for corporate and non-corporate shareholders. In addition, all tax-exempt interest may result in or increase a corporation's liability under the corporate alternative minimum tax, because a portion of the difference between corporate "adjusted current earnings" and alternative minimum taxable income is treated as a tax preference item. Further, an issuer's failure to comply with the detailed and numerous requirements imposed by the Internal Revenue Code after bonds have been issued may cause the retroactive revocation of the tax-exempt status of certain municipal securities after their issuance. If an issuer of a municipal bond fails to satisfy certain requirements with respect to a particular municipal bond issuance, any interest earned by a Fund from its investment in such municipal bond may be taxable. The Funds intend to monitor developments in the municipal bond market to determine whether any defensive action should be taken. Recent tax legislation may, pending further regulatory guidance, require a Fund to accrue market discount currently.

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With respect to the MainStay MacKay California Tax Free Opportunities Fund, please see Appendix A for specific risks associated with investments in California. With respect to MainStay MacKay New York Tax Free Opportunities Fund, please see Appendix B for specific risks associated with investments in New York.

Options

A Fund may use options for any purpose consistent with their respective investment objectives, such as hedging or managing risk, or to increase total return. An option is a contract in which the "holder" (the buyer) pays a certain amount (the "premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price (the "strike price" or "exercise price") at or before a certain time (the "expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. A Fund may purchase (buy) or write (sell) put and call options on assets, such as securities, currencies and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. See "Derivative Instruments -- General Discussion" for more information. Options used by the Funds may include European, American and Bermuda-style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option; if it is exercisable only at certain times, it is a "Bermuda" option.

If a Fund's Manager or a Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund's NAV per share and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Purchasing Options. A Fund may purchase put or call options that are traded on an exchange or in the OTC market. Options traded in the OTC market may not be as actively traded as those listed on an exchange and generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded. Accordingly, it may be more difficult to value such options and to be assured that they can be closed out at any time. The Funds will engage in such transactions only with firms the Manager or Subadvisors deem to be of sufficient creditworthiness so as to minimize these risks.

A Fund may purchase put options on securities to protect their holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. The purchase of put options on securities held in the portfolio or related to such securities will enable a Fund to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a portfolio security without actually selling the security.

In addition, a Fund will continue to receive interest or dividend income on the security. The put options purchased by a Fund may include, but are not limited to, "protective puts," in which the security to be sold is identical or substantially identical to a security already held by the Fund or to a security that the Fund has the right to purchase. In the case of a purchased call option, a Fund would ordinarily recognize a gain if the value of the securities decreased during the option period below the exercise price sufficiently to cover the premium. A Fund would recognize a loss if the value of the securities remained above the difference between the exercise price and the premium.

A Fund may also purchase call options on securities the Fund intends to purchase to protect against substantial increases in prices of such securities pending their ability to invest in an orderly manner in such securities. The purchase of a call option would entitle a Fund, in exchange for the premium paid, to purchase a security at a specified price upon exercise of the option during the option period. A Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. A Fund would have a loss if the value of the securities remained below the sum of the premium and the exercise price during the option period. In order to terminate an option position, the Funds may sell put or call options identical to those previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option when it was purchased.

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Writing Call Options. A Fund may sell ("write") covered call options on its portfolio securities in an attempt to enhance investment performance. A call option sold by a Fund is a short-term contract, having a duration of nine months or less, which gives the purchaser of the option the right to buy, and imposes on the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price upon the exercise of the option at any time prior to the expiration date, regardless of the market price of the security during the option period. A call option may be covered by, among other things, the writer's owning the underlying security throughout the option period, or by holding, on a share-for-share basis, a call on the same security as the call written, where the exercise price of the call held is equal to or less than the price of the call written, or greater than the exercise price of a call written if the Fund maintains the difference in liquid assets.

A Fund may write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Fund will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. A Fund, in writing "American Style" call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. In contrast, "European Style" options may only be exercised on the expiration date of the option. Covered call options and the securities underlying such options will generally be listed on national securities exchanges, except for certain transactions in options on debt securities and foreign securities.

During the option period, the covered call writer has, in return for the premium received on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.

A Fund may protect itself from further losses due to a decline in value of the underlying security or from the loss of ability to profit from appreciation by buying an identical option, in which case the purchase cost may offset the premium. In order to do this, the Fund makes a "closing purchase transaction"—the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option that it has previously written on any particular security. A Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option in a closing transaction is less or more than the amount received from the sale of the covered call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund. When a security is to be sold from a Fund's portfolio, the Fund will first effect a closing purchase transaction so as to close out any existing covered call option on that security or otherwise cover the existing call option.

A closing purchase transaction may be made only on a national or foreign securities exchange that provides a secondary market for an option with the same exercise price and expiration date, except as discussed below. There is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. If a Fund is unable to effect a closing purchase transaction involving an exchange-traded option, the Fund will not sell the underlying security until the option expires, or the Fund otherwise covers the existing option portion or the Fund delivers the underlying security upon exercise. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Therefore, a closing purchase transaction for an OTC option may in many cases only be made with the other party to the option.

Each Fund pays brokerage commissions and dealer spreads in connection with writing covered call options and effecting closing purchase transactions, as well as for purchases and sales of underlying securities. The writing of covered call options could result in significant increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. Subject to the limitation that all call option writing transactions be covered, a Fund may, to the extent determined appropriate by the Manager or a Subadvisor, engage without limitation in the writing of options on U.S. government securities.

Writing Put Options. A Fund may also write covered put options. A put option is a short-term contract that gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the seller of the option at a specified price during the term of the option. Put options written by a Fund are agreements by a Fund, for a premium received by the Fund, to purchase specified securities at a specified price if the option is exercised during the option period. A put option written by a Fund is "covered" if a Fund maintains liquid assets with a value equal to the exercise price. A put option is also "covered" if the Fund holds on a share-for-share basis a put on the same security as the put written, where the exercise price of the put held is equal to or greater than the exercise price of the put written, or less than the exercise price of the put written if the Fund maintains the difference in liquid assets.

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The premium that the Funds receive from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A covered put writer assumes the risk that the market price for the underlying security will fall below the exercise price, in which case the writer would be required to purchase the security at a higher price than the then-current market price of the security. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

The Funds may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. The Funds also may effect a closing purchase transaction, in the case of a put option, to permit the Funds to maintain their holdings of the deposited U.S. Treasury obligations, to write another put option to the extent that the exercise price thereof is secured by the deposited U.S. Treasury obligations, or to utilize the proceeds from the sale of such obligations to make other investments.

If a Fund is able to enter into a closing purchase transaction, a Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more, respectively, than the premium received from the writing of the option. After writing a put option, a Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

In addition, a Fund may also write straddles (combinations of covered puts and calls on the same underlying security). The extent to which a Fund may write covered put and call options and enter into so-called "straddle" transactions involving put or call options may be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company and the Fund's intention that it qualify as such. Subject to the limitation that all put option writing transactions be covered, a Fund may, to the extent determined appropriate by the Manager or a Subadvisor, engage without limitation in the writing of options on U.S. government securities.

Married Puts. A Fund may engage in a strategy known as "married puts." This strategy is most typically used when a Fund owns a particular common stock or security convertible into common stock and wishes to effect a short sale "against the box" (see "Short Sales") but for various reasons is unable to do so. A Fund may then enter into a series of stock and related option transactions to achieve the economic equivalent of a short sale against the box. To implement this trading strategy, a Fund will simultaneously execute with the same broker a purchase of shares of the common stock and an "in the money" OTC put option to sell the common stock to the broker and generally will write an OTC "out of the money" call option in the same stock with the same exercise price as the put option. The options are linked and may not be exercised, transferred or terminated independently of the other.

Holding the put option places a Fund in a position to profit on the decline in price of the security just as it would by effecting a short sale and to, thereby, hedge against possible losses in the value of a security or convertible security held by a Fund. The writer of the put option may require that a Fund write a call option, which would enable the broker to profit in the event the price of the stock rises above the exercise price of the call option (see "Writing Call Options" above). In the event the stock price were to increase above the strike or exercise price of the option, a Fund would suffer a loss unless it first terminated the call by exercising the put.

Special Risks Associated With Options On Securities. A Fund's purpose in selling covered options is to realize greater income than would be realized on portfolio securities transactions alone. A Fund may forego the benefits of appreciation on securities sold pursuant to call options, or pay a higher price for securities acquired pursuant to put options written by the Fund. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or, in the case of a call, remains less than or equal to the exercise price, the Fund will not be able to profitably exercise the option and will lose its entire investment in the option. Also, the price of a put or call option purchased to hedge against price movements in a related security may move more or less than the price of the related security.

A Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. A Fund would have a loss if the value of the securities remained below the sum of the premium paid and the exercise price during the option period. In addition, exchange markets in some securities options are a relatively new and untested concept, and it is impossible to predict the amount of trading interest that may exist in such options. The same types of risks apply to OTC trading in options. There can be no assurance that viable markets will develop or continue in the United States or abroad.

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The ability of a Fund to successfully utilize options may depend in part upon the ability of the Manager or a Subadvisor to forecast interest rates and other economic factors correctly.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Options on Securities Indices. A Fund may purchase call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements that may adversely affect the value of the Fund's securities. Unlike a securities option, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the value of the underlying securities index on the exercise date and the exercise price of the option, multiplied by (2) a fixed "index multiplier." In exchange for undertaking the obligation to make such a cash payment, the writer of the securities index option receives a premium.

A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500® Composite Price Index or the NYSE Composite Index, or a narrower market index such as the S&P 100® Index. Indices may also be based on an industry or market segment such as the NYSE MKT Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the securities represented in the securities indices on which options are based. The principal risk involved in the purchase of securities index options is that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based. Gains or losses on a Fund's transactions in securities index options depend on price movements in the securities market generally (or, for narrow market indices, in a particular industry or segment of the market) rather than the price movements of individual securities held by the Fund.

A Fund may sell securities index options prior to expiration in order to close out its positions in securities index options that it has purchased. A Fund may also allow options to expire unexercised.

Private Investments in Public Equity

A Fund may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class ("private investments in public equity" or "PIPES"). Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Qualified Financial Contracts

Beginning in 2019, regulations adopted by prudential regulators will require that certain qualified financial contracts (as defined below) entered into with certain counterparties that are part of a U.S. or foreign banking organization designated as a global-systemically important banking organization to include contractual provisions that delay or restrict the rights of counterparties, such as the Funds, to exercise certain close-out, cross-default and similar rights under certain conditions. Qualified financial contracts are subject to an automatic one-day stay during which counterparties, such as the Funds, will be prevented from closing out a qualified financial contract if the counterparty is subject to resolution proceedings and prohibit the Funds from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. Implementation of these requirements may increase credit and other risks to the Funds. “Qualified financial contracts” include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements.

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Quantitative Investing Risk The Manager or a Subadvisor may use quantitative models, algorithms, methods or other similar techniques (“quantitative tools”) in managing the Funds, including to generate investment ideas, identify investment opportunities or as a component of its overall portfolio construction processes and investment selection or screening criteria. Quantitative tools may also be used in connection with risk management and hedging processes.  The value of securities selected using quantitative tools can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental or other similar means of analysis. The factors used in quantitative tools and the weight placed on those factors may not be predictive of a security’s value or a successful weighting. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative tools. Thus, a Fund is subject to the risk that any quantitative tools used by the Manager or a Subadvisor will not be successful in, among other things, forecasting movements in industries, sectors or companies and/or in determining the size, direction, and/or weighting of investment positions.

There is no guarantee that quantitative tools, and the investments selected based on such tools, will produce the desired results or enable a Fund to achieve its investment objective. A Fund may be adversely affected by imperfections, errors or limitations in construction and implementation (for example, limitations in a model, proprietary or third-party data imprecision or unavailability, software or other technology malfunctions, or programming inaccuracies) and the Manager’s or Subadvisor’s ability to monitor and timely adjust the metrics or update the data or features underlying the quantitative tools, including accounting for changes in the overall market environment, and identify and address omissions of relevant data or assumptions.

A quantitative tool may not perform as expected and a quantitative tool that has been formulated on the basis of past market data or trends may not be predictive of future price movements. A Fund may also be adversely affected by the Manager’s or Subadvisor’s ability to make accurate qualitative judgments regarding the quantitative tool’s output or operational complications relating to a quantitative tool.

Real Estate Companies and Real Estate Investment Trusts ("REITs")

Investments in equity securities of issuers that are principally engaged in the real estate industry are subject to certain risks associated with ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate, risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage, market illiquidity, extended vacancies of properties, increase in competition, property taxes, capital expenditures and operating expenses, changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from environmental problems, tenants bankruptcies or other credit problems, casualty or condemnation losses, uninsured damages from floods, earthquakes or other natural disasters, limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying a Fund’s investments are concentrated geographically, by property type on in certain other respects, a Fund may be subject to certain of the foregoing risks to a greater extent. Investments by a Fund in securities of issuers providing mortgage servicing will be subject to the risks associated with refinancing and their impact on servicing rights. A Fund’s investment in real estate companies is particularly sensitive to economic downturns.

In addition, if a Fund receives rental income or income from the disposition of real property acquired as result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to qualify as a RIC because of certain income source requirements applicable to RICs under the Internal Revenue Code.

A Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. A REIT will not incur any entity level taxation on income distributed to its shareholders or unitholders if it complies with certain requirements under the Internal Revenue Code, including a requirement to distribute at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest a majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest a majority of their assets in real estate mortgages and derive their income primarily from income payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

A Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, to the extent that a Fund invests in REITs, the Fund is also subject to the risks associated with the direct ownership of real estate, including but not limited to: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; and changes in interest rates. Thus, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

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REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for special tax treatment under the Internal Revenue Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Accordingly, REIT shares can be more volatile than — and at times will perform differently from — larger capitalization stocks such as those found in the Dow Jones Industrial Average.

Some REITs may have limited diversification and may be subject to risks inherent to investments in a limited number of properties, in a narrow geographic area, or in a single property type. Equity REITs may be affected by changes in underlying property values. Mortgage REITs may be affected by the quality of the credit extended. REITs also involve risks such as refinancing, interest rate fluctuations, changes in property values, general or specific economic risk on the real estate industry, dependency on management skills, and other risks similar to small company investing. Although a Fund is not allowed to invest in real estate directly, it may acquire real estate as a result of a default on the REIT securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitation on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

In addition, because smaller-capitalization stocks are typically less liquid than larger capitalization stocks, REIT shares may sometimes experience greater share-price fluctuations than the stocks of larger companies.

Regulatory Matters

The Funds, as well as the issuers of the securities and other instruments in which the Funds may invest, are subject to considerable regulation and the risks associated with adverse changes in law and regulation governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of a Fund to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact a Fund's ability to fully implement its investment strategies. In addition, regulatory authorities are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value or performance of derivatives.

As described herein, a Fund may be required to cover its potential economic exposure to certain derivatives transactions by holding an offsetting financial position and/or segregating liquid assets equal in value to the Fund’s potential economic exposure under the transaction. The Funds will cover such transactions as described herein or in such other manner as may be in accordance with applicable laws and regulations. Assets used to cover derivatives transactions cannot be sold while the derivatives position is open, unless they are replaced by other appropriate assets. Segregated liquid assets and assets held in margin accounts are not otherwise available to the Funds for investment purposes. If a large portion of a Fund's assets are used to cover derivatives transactions or are otherwise segregated, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. With respect to derivatives which are cash settled (i.e., have no physical delivery requirement), a Fund is permitted to segregate cash and/or liquid securities in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the daily net liability) under the derivative, if any, rather than the derivative’s full notional value or the market value of the instrument underlying the derivative, as applicable. By segregating cash and/or liquid securities equal to only its net obligations under cash-settled derivatives, the Funds will have the ability to employ a form of leverage through the use of certain derivative transactions to a greater extent than if the Funds were required to segregate assets equal to the full notional amount of the derivative or the market value of the underlying instrument, as applicable. Future regulatory developments regarding cover requirements likely will impact a Fund's ability to engage in derivatives transactions.

Each of the exchanges and other trading facilitates on which options are traded has established limitations on the maximum number of put or call options on a given underlying security that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on different exchanges or through one or more brokers. These position limits may restrict the number of listed options which the Funds may write. Option positions of all investment companies advised by the Manager or a Subadvisor are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in excess of these limits and may impose certain other sanctions or restrictions.

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Repurchase Agreements

A Fund may enter into domestic or foreign repurchase agreements with certain sellers pursuant to guidelines adopted by the Board.

A repurchase agreement, which provides a means for a Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Repurchase agreements with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The custody of the Obligation will be maintained by a custodian appointed by the Fund. The Fund attempts to assure that the value of the purchased securities, including any accrued interest, will at all times exceed the value of the repurchase agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In addition, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

The Board has delegated to the Manager or a Subadvisor the authority and responsibility to monitor and evaluate the Fund's use of repurchase agreements, which includes: (i) the identification of sellers whom they believe to be creditworthy; (ii) the authority to enter into repurchase agreements with such sellers; and (iii) the responsibility to determine, at the time the repurchase agreement is entered into, that the collateral, other than cash or government securities are issued by an issuer that has an “exceptionally strong capacity” to meet its financial obligations on the securities collateralizing the repurchase agreement, and are sufficiently liquid that they can be sold by a Fund at approximately their carrying value in the ordinary course of business within seven calendar days. As with any unsecured debt instrument purchased for the Funds, the Manager or Subadvisors seek to minimize the risk of loss from repurchase agreements by analyzing, among other things, sufficiency of the collateral.

For purposes of the 1940 Act, a repurchase agreement has been deemed to be a loan from a Fund to the seller of the Obligation. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

See "Temporary Defensive Positions; Cash Equivalents" for more information.

Restricted Securities – Rule 144A Securities and Section 4(a)(2) Commercial Paper

Restricted securities have no ready market and are subject to legal restrictions on their sale (other than those eligible for resale pursuant to Rule 144A under or Section 4(a)(2) of the 1933 Act determined to be liquid pursuant to guidelines adopted by the Board). Difficulty in selling securities may result in a loss or be costly to a Fund. Restricted securities generally can be sold only in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of an unregistered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time when a holder can sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder of a restricted security (e.g., a Fund) might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Each Fund may invest in Rule 144A securities and in Section 4(a)(2) commercial paper, as defined below. Certain securities may only be sold subject to limitations imposed under federal securities laws. Among others, two categories of such securities are (1) restricted securities that may be sold only to certain types of purchasers pursuant to the limitations of Rule 144A under the 1933 Act ("Rule 144A securities") and (2) commercial debt securities that are not sold in a public offering and therefore exempt from registration under Section 4(a)(2) of the 1933 Act ("4(a)(2) commercial paper"). The resale limitations on these types of securities may affect their liquidity.

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Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements with banks or broker/dealers, which involve the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. These agreements involve the sale of debt securities, or Obligations, held by a Fund, with an agreement to repurchase the Obligations at an agreed upon price, date and interest payment. The proceeds will be used to purchase other debt securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements will be utilized, when permitted by law, only when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction.

Each Fund will limit its investments in reverse repurchase agreements and other borrowing to no more than 33 1/3%, or as otherwise limited herein, of its total assets. While a reverse repurchase agreement is outstanding, the Funds will maintain liquid assets in an amount at least equal in value to the Funds' commitments to cover their obligations under the agreement.

The use of reverse repurchase agreements by a Fund creates leverage that increases a Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund's earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

If the buyer of the Obligation subject to the reverse repurchase agreement becomes bankrupt, realization upon the underlying securities may be delayed and there is a risk of loss due to any decline in their value.

Short Sales

In accordance with the restrictions set forth in the applicable Prospectus and this SAI, certain Funds may engage in any type of short sales, including short sales "against the box." To the extent permitted by its investment objective and policies, each Fund may enter into short sales "against the box," and such transactions will be limited to no more than 25% of a Fund's total assets.

In a short sale transaction, a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To enter into a short sale, a Fund borrows the security and delivers it to a buyer. To close out the short sale, the Fund purchases the security borrowed at the market price and returns it to the party from which it originally borrowed the security. The price at the time a Fund closes out a short sale may be more or less than the price at which the Fund sold the security to enter into the short sale. Until the Fund replaces the security, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. There may also be other costs associated with short sales. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date when the Fund enters into the sale and the date when the Fund closes out the short position. The Fund will realize a gain if the security declines in price between those dates. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will (a) segregate cash or liquid assets at such a level that the segregated assets plus any amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with applicable law. There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a Fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be "bought in" at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price. Unlike a long position in a security, theoretically there is no limit to the amount a Fund could lose in a short sale transaction.

MacKay Shields maintains internal restrictions on selling short securities that are held long by other funds or accounts that it manages. Therefore, if a Fund is subadvised by MacKay Shields, its ability to sell short certain securities may be restricted.

In a short sale "against the box," a Fund enters into a short sale of a security that the Fund owns or has the right to obtain the security or one of like kind and amount at no additional cost. The effect of a short sale against the box is to "lock in" appreciation of a long position by hedging against a possible market decline in the value of the long position. The short sale against the box counterbalances the related long position such that gains in the long position will be offset by equivalent losses in the short position, and vice versa. In some cases, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. If a broker with which the Fund has open short sales were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales.

If a Fund effects a short sale of securities against the box at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied.

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Stripped Securities

Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

A number of banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The investment and risk characteristics of "zero coupon" Treasury securities described below under "U.S. Government Securities" are shared by such receipts or certificates. The staff of the SEC has indicated that receipts or certificates representing stripped corpus interests in U.S. Treasury securities sold by banks and brokerage firms should not be deemed U.S. government securities but rather securities issued by the bank or brokerage firm involved.

Swap Agreements

In accordance with its investment strategy and only with Board approval, a Fund may enter into interest rate, equity, credit default, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or for other portfolio management purposes, subject to certain limitations. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreements on a "net" basis. Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of liquid assets to avoid any potential leveraging of the Fund's investment holdings.

Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of that Fund's total assets. This limitation will only apply to OTC swap transactions and will not apply to swap transactions that are centrally cleared. Inasmuch as these transactions are offset by segregated cash or liquid assets to cover a Fund's current obligations (or are otherwise covered as permitted by applicable law), the Fund and the Manager or Subadvisor believe that such transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions. The Manager or Subadvisor will consider, among other factors, creditworthiness, size, market share, execution ability, pricing and reputation in selecting swap counterparties for the Funds.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund's exposure to long-term interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few days to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. An equity swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component ("asset") during the period of the swap. The payments based on the reference asset may be adjusted for transaction costs, interest payments, the amount of dividends paid on the referenced asset or other economic factors.

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Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Manager's or Subadvisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because swaps are two party contracts and may have terms of greater than seven days, among other reasons, swap agreements may be classified as illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Manager or Subadvisor will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain standardized swaps are currently subject to mandatory central clearing and exchange-trading. Central clearing is expected to decrease counterparty risk compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap. Exchange-trading is expected to decrease illiquidity risk and increase transparency because prices and volumes are posted on the exchange. However, central clearing and exchange-trading do not eliminate counterparty risk or illiquidity risk entirely. In addition, depending on the size of a Fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar bilateral swap thus requiring a Fund to incur increased expenses to access the same types of swaps. Uncleared swaps are subject to minimum margin requirements that will be implemented on a phased-in basis. Certain other swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Tax Risks

A Fund's investments and investment strategies, including transactions in options and futures contracts, may be subject to special and complex federal income tax provisions, the effect of which may be, among other things: (1) to disallow, suspend, defer or otherwise limit the allowance of certain losses or deductions; (2) to accelerate income to the Fund; (3) to convert long-term capital gain, which is currently subject to lower tax rates, into short-term capital gain or ordinary income, which are currently subject to higher tax rates; (4) to convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (5) to treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; and (6) to produce income that will not qualify as good income under the gross income requirements that must be met for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. While it may not always be successful in doing so, a Fund will seek to avoid or minimize any adverse tax consequences that could arise from such investment practices.

Temporary Defensive Positions; Cash Equivalents

In times of unusual or adverse purchase or redemption activity, or market, economic or political conditions, for temporary defensive purposes, each Fund may invest outside the scope of its principal investment focus. Under these or other conditions, a Fund may not invest in accordance with its investment objective or investment strategies, including substantially reducing or eliminating its short positions, and, as a result, there is no assurance that the Fund will achieve its investment objective. Under these or other conditions, a Fund may, in the discretion of the Manager or a Subadvisor, invest without limit in cash, cash equivalents and/or other fixed-income securities. These include, but are not limited to: short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities; see "Repurchase Agreements" and "Reverse Repurchase Agreements" for a description of the characteristics and risks of repurchase agreements and reverse repurchase agreements); obligations of banks CDs, bankers' acceptances and time deposits) and obligations of other banks or S&Ls if such obligations are federally insured; commercial paper (as described in this SAI); investment grade corporate debt securities or money market instruments, for this purpose including U.S. government securities having remaining maturities of one year or less; and other debt instruments not specifically described above if such instruments are deemed by the Manager or a Subadvisor to be of comparable high quality and liquidity. In addition, certain Funds may hold foreign cash and cash equivalents.

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Also, a portion of each Fund's assets may be maintained in money market instruments as described above in such amount as the Manager or Subadvisor deems appropriate for cash reserves.

To-Be-Announced Purchase Commitments

To-Be-Announced ("TBA") purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

Unsettled TBA purchase commitments are valued at the current market value of the underlying securities. A Fund will set aside cash or other liquid assets in an amount equal to 100% of its commitment to purchase securities on a to be announced basis. These assets will be marked-to-market daily, and a Fund will increase the aggregate value of the assets, as necessary, to ensure that the assets are at least equal to 100% of the amount of the Fund's commitments. On delivery for such transactions, a Fund will meet its obligations from maturities or sales of the segregated securities and/or from cash flow.

Recently finalized rules include certain mandatory margin requirements for the TBA market, which may require the Funds to post collateral in connection with their TBA transactions. The required margin could increase the cost to the Funds and impose additional complexity to enter into TBA transactions.

TBA purchase commitments may be considered securities in themselves, and purchasing a security on a to be announced basis can involve the risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. Default by or bankruptcy of the counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action and expenses or delays in connection with the purchase of the mortgage-backed securities specified in the TBA transaction. Mortgage-backed securities purchased on a to be announced basis increase interest rate risks to the Fund because the underlying mortgages may be less favorable than anticipated. No interest or dividends accrue to the purchaser prior to the settlement date.

U.S. Government Securities

Securities issued or guaranteed by the United States government or its agencies or instrumentalities include various U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other securities, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Additionally, other securities, such as those issued by FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, while others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. U.S. government securities also include government-guaranteed mortgage-backed securities.

While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, and it is not so obligated by law. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Manager or Subadvisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by a Fund.

Any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling may impact the market value of U.S. government debt securities held by a Fund. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. government may default on payments on certain U.S. government securities, including those held by a Fund, which could have a material negative impact on the Fund.

U.S. government securities do not generally involve the credit risks associated with other types of interest bearing securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other interest bearing securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. When interest rates decline, the values of U.S. government securities can be expected to increase, and when interest rates rise, the values of U.S. government securities can be expected to decrease.

See "Temporary Defensive Positions; Cash Equivalents" for more information.

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Variable Rate Demand Notes ("VRDNs")

Certain Funds may invest in tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period prior to specified dates, generally at 30, 60, 90, 180 or 365-day intervals. The interest rates are adjustable at various intervals to the prevailing market rate for similar investments. This adjustment formula is calculated to maintain the market value of the VRDN at approximately the par value of the VRDN on the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

Certain Funds may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("Institution"). Participating VRDNs may provide a Fund with specified undivided interests (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the Institution upon a specified number of days' notice, not to exceed seven days. In addition, each Participating VRDN is backed up by irrevocable letters of credit or guaranty of the relevant Institution. A Fund that invests in a Participating VRDN would have an undivided interest in the underlying obligation and thus would participate on the same basis as the Institution in such obligation, except that the Institution typically would retain fees out of the interest paid or the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally, the issuer must provide a specified number of days' notice to the holder.

If an issuer of a variable rate demand note defaulted on its payment obligation, as the case may be, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default.

Warrants and Rights

To the extent that a Fund invests in equity securities, the Fund may purchase or otherwise receive warrants or rights. The holder of a warrant or right generally has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant or right. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. For example, warrants are speculative investments that pay no dividends and confer no rights other than a purchase option and the prices of warrants do not necessarily move in tandem with the prices of the underlying securities. If a warrant or right is not exercised by the date of its expiration, the Fund will lose its entire investment in such warrant or right. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

When-Issued Securities

Each Fund may from time to time purchase securities on a "when-issued" basis. When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Debt securities, including municipal securities, are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income; however, it is the Funds' intention that each Fund will be fully invested to the extent practicable and subject to the policies stated herein and in the relevant Prospectus. Although when-issued securities may be sold prior to the settlement date, each Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

When-issued transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. However, a Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom a Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

The Funds do not believe that a Fund's NAV per share or income will be exposed to additional risk by the purchase of securities on a when-issued basis. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's NAV per share. The market value of the when-issued security may be more or less than the purchase price payable at the settlement date. Liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, the Fund's commitments to purchase securities on a when-issued basis. The value of a Fund's "senior securities" holdings are marked-to-market daily to ensure proper coverage. Such securities either will mature or, if necessary, be sold on or before the settlement date.

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Zero-Coupon Bonds

The Funds may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Fund on a current basis but is, in effect, compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year. Zero coupon bonds tend to be more volatile than conventional debt securities.

MANAGEMENT OF THE FUNDS

Board of Trustees and Officers

The Trustees and officers of the Funds are listed below. The Board oversees the MainStay Group of Funds, MainStay VP Funds Trust, MainStay MacKay DefinedTerm Municipal Opportunities Fund, the Manager and the Subadvisors, and elects the officers of the Funds who are responsible for the day-to-day operations of the Funds. Information pertaining to the Trustees and officers is set forth below. Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. Under the Retirement Policy, unless an exception is made, a Trustee must tender his or her resignation by the end of the calendar year during which he or she reaches the age of 75. Officers are elected annually by the Board. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010. A majority of the Trustees are not “interested persons” (as defined by the 1940 Act and rules adopted by the SEC thereunder) of The MainStay Funds or MainStay Funds Trust (“Independent Trustees”).

NAME AND YEAR OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Yie-Hsin Hung* 1962	MainStay Funds: Trustee since January 2017; MainStay Funds Trust: Trustee since January 2017.	Senior Vice President of New York Life since joining in 2010, Member of the Executive Management Committee since January 2017, Chief Executive Officer, New York Life Investment Management Holdings LLC & New York Life Investment Management LLC since May 2015. Senior Managing Director and Co-President of New York Life Investment Management LLC from January 2014 to May 2015. Previously held positions of increasing responsibility, including head of NYLIM International, Alternative Growth Businesses, and Institutional investments since joining New York Life in 2010.	76	MainStay VP Funds Trust: Trustee since January 2016 (31 portfolios); and MainStay MacKay DefinedTerm Municipal Opportunities Fund: Trustee since January 2016.

* This Trustee is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of her affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Candriam Belgium, Candriam Luxembourg, MacKay Shields LLC, NYL Investors LLC, NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During Past Five Years."

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NAME AND YEAR OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David H. Chow 1957	MainStay Funds: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015); MainStay Funds Trust: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015).	Founder and CEO, DanCourt Management, LLC (since 1999)	76	MainStay VP Funds Trust: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015); (31 portfolios);
MainStay MacKay DefinedTerm Municipal Opportunities Fund: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015);
Market Vectors Group of Exchange-Traded Funds: Independent Chairman of the Board of Trustees since 2008 and Trustee since 2006 (56 portfolios); and
				Berea College of Kentucky: Trustee since 2009.
Susan B. Kerley 1951	MainStay Funds: Chairman since January 2017 and Trustee since 2007; MainStay Funds Trust: Chairman since January 2017 and Trustee since 1990.***	President, Strategic Management Advisors LLC (since 1990)	76	MainStay VP Funds Trust: Chairman since January 2017 and Trustee since 2007 (31 portfolios)**;
MainStay MacKay DefinedTerm Municipal Opportunities Fund: Chairman since January 2017 and Trustee since 2011; and
				Legg Mason Partners Funds: Trustee since 1991 (45 portfolios).
Alan R. Latshaw 1951	MainStay Funds: Trustee and Audit Committee Financial Expert since 2006; MainStay Funds Trust: Trustee and Audit Committee Financial Expert since 2007.***	Retired; Partner, Ernst & Young LLP (2002 to 2003); Partner, Arthur Andersen LLP (1989 to 2002); Consultant to the MainStay Funds Audit and Compliance Committee (2004 to 2006)	76	MainStay VP Funds Trust: Trustee since 2007 (31 portfolios)**;
MainStay MacKay DefinedTerm Municipal Opportunities Fund: Trustee since 2011;
State Farm Associates Funds Trusts: Trustee since 2005 (4 portfolios); and
				State Farm Variable Product Trust: Trustee since 2005 (9 portfolios).
Richard H. Nolan, Jr. 1946	MainStay Funds: Trustee since 2007; MainStay Funds Trust: Trustee since 2007.***	Managing Director, ICC Capital Management (since 2004); President – Shields/ Alliance, Alliance Capital Management (1994 to 2004)	76	MainStay VP Funds Trust: Trustee since 2006 (31 portfolios)**; and MainStay MacKay DefinedTerm Municipal Opportunities Fund: Trustee since 2011.
Jacques P. Perold 1958	MainStay Funds: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015); MainStay Funds Trust: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015).	Retired; President, Fidelity Management & Research Company (2009 to 2014); President and Chief Investment Officer, Geode Capital Management, LCC (2001 to 2009)	76	MainStay VP Funds Trust: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015); (31 portfolios);
MainStay MacKay DefinedTerm Municipal Opportunities Fund: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015);
Allstate Corporation: Director since 2015; and
				MSCI Inc.: Director since 2017; Boston University: Trustee since 2014.
Richard S. Trutanic 1952	MainStay Funds: Trustee since 1994; MainStay Funds Trust: Trustee since 2007.***	Chairman and Chief Executive Officer, Somerset & Company (financial advisory firm) (since 2004); Managing Director, The Carlyle Group (private investment firm) (2002 to 2004); Senior Managing Director, Partner and Board Member, Groupe Arnault S.A. (private investment firm) (1999 to 2002)	76	MainStay VP Funds Trust: Trustee since 2007 (31 portfolios)**; and MainStay MacKay DefinedTerm Municipal Opportunities Fund: Trustee since 2011.

** Includes prior service as a Director of MainStay VP Series Fund, Inc., the predecessor to MainStay VP Funds Trust.

*** Includes prior service as a Director/Trustee of certain predecessor entities to MainStay Funds Trust.

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In addition to the information provided in the table above, the following is a brief discussion of the specific experience, qualifications, attributes, or skills that support the conclusion, as of the date of this SAI, that each person listed below is qualified to serve as a Trustee of the Funds in light of the Funds' business and structure. The disclosure below regarding the Trustees is not intended to state or imply that any Trustee has any title, expertise or experience that would impose a higher degree of individual responsibility or obligation on such Trustee, either as compared to the other Trustees of the Funds or to board members of other mutual funds generally.

Ms. Hung. Ms. Hung has been a Trustee since 2017. She is the Chief Executive Officer of New York Life Investment Management Holdings LLC and New York Life Investment Management LLC, New York Life’s global multi-boutique third party asset management business since May 2015. She has been a Senior Vice President of New York Life since 2010 and was appointed to New York Life's Executive Management Committee effective January 1, 2017. Ms. Hung joined the firm in 2010 with more than 25 years of industry experience, most recently from Bridgewater Associates and prior to that, Morgan Stanley Investment Management, where she was on the Management Committee and led a number of efforts including its strategic acquisition activities as well as its private equity and hedge fund businesses.

Mr. Chow. Mr. Chow has served as a Trustee since 2016 and as an Advisory Board Member of the MainStay Group of Funds from June 2015 to December 2015. Mr. Chow has served as the Chairman of the Risk and Compliance Committee since 2017. Mr. Chow serves as an Audit Committee Financial Expert for the MainStay Group of Funds. He is founder and CEO of DanCourt Management, LLC, a Registered Investment Advisor since 2012 and a strategy consultancy since 1999. Mr. Chow has over 30 years of experience in the investment management industry including 15 years as general partner of institutional private equity funds. He has served as independent Chairman of the VanEck Vectors ETF Trust since 2008 and as a trustee since 2006. Since 2009, he has been a trustee of Berea College, serves on the Executive Committee and is the Chairman of the Investment Committee. From 2008 to 2015, he served as a board member and Chairman of the Audit Committee of Forward Management, LLC, an investment management firm specializing in alternative strategies. Mr. Chow has served on the Governing Council of the IDC since 2012. He has been a CFA Charterholder since 1989, is a former President, and has served on the board, of the CFA Society of Stamford from 2009 to 2017.

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Ms. Kerley. Ms. Kerley has served as a Trustee or Director of one or more of the registrants of the MainStay Group of Funds or a predecessor since 1990, including serving as the Chairman of the Board since 2017 and as the Chairman of the Contracts Committee of each registrant from 2013 until 2016. Ms. Kerley serves as an Audit Committee Financial Expert for the MainStay Group of Funds. She had previously served as Chairman of the Board of each registrant through 2012. Ms. Kerley also has served as a trustee of another large mutual fund complex since 1991. She has been President of Strategic Management Advisors LLC, an investment consulting firm, since 1990. Ms. Kerley has over 25 years of experience in the investment management industry. She was, until September 2014, a member of the Board of Governors and the Executive Committee of the Investment Company Institute, the national association of U.S. investment companies (“ICI”), and the Chair of the Governing Council of the Independent Directors Council (“IDC”). She served as the Chair of the IDC Task Force on Derivatives in 2008.

Mr. Latshaw. Mr. Latshaw has served as a Trustee or Director of one or more registrants in the MainStay Group of Funds or a predecessor since 2007. Mr. Latshaw serves as an Audit Committee Financial Expert for the MainStay Group of Funds. Prior to becoming a Trustee of The MainStay Funds, Mr. Latshaw served as a consultant to the Audit and Compliance Committee of its Board of Trustees from 2004 through 2006. Mr. Latshaw also has served as a trustee of another mutual fund complex since 2005. Mr. Latshaw has over 20 years of accounting experience, and has spent the majority of his career focusing on accounting and audit issues related to mutual funds. Mr. Latshaw was a member of the Investment Companies Committee (“ICC”) of the American Institute of Certified Public Accountants, and served as its chairman from 1997-2001. As part of his chairmanship of the ICC, Mr. Latshaw assisted with the development of accounting standards and practices applicable to mutual funds, many of which were the predecessors to generally accepted accounting principles codified by the Financial Accounting Standards Board (“FASB”) in 2009.

Mr. Nolan. Mr. Nolan has served as a Trustee or Director of one or more of the registrants of the MainStay Group of Funds or a predecessor since 2006. Mr. Nolan has served as the Chairman of the Investment Committee since 2007. Mr. Nolan has more than 25 years of experience as a senior executive and investment manager of both equity and fixed income portfolios for institutional and individual clients, including the management of employee benefit and retirement assets. He also served as a director and later treasurer of the New York Institute of Podiatric Medicine, during which time he was responsible, among other duties, for the management of the Institute’s portfolio of investments.

Mr. Perold. Mr. Perold has served as a Trustee since 2016 and as an Advisory Board Member of the MainStay Group of Funds from June 2015 to December 2015. Mr. Perold has served as the Chairman of the Contracts Committee since January 2018. Mr. Perold spent the majority of his career at Fidelity Investments and Geode Capital Management, from 1986 until 2014. Mr. Perold was president of Fidelity Management and Research Co., the investment advisor for Fidelity’s family of mutual funds, a position he held from 2009 until his retirement from Fidelity in 2014. He was, until May of 2014, a member of the Board of Governors and the Executive Committee of the ICI. Mr. Perold has more than 25 years of experience as a senior executive and investment manager of equity and alternative investments for institutional and mutual fund portfolios, with roles in trading, research and portfolio management. Mr. Perold has served as a member of the Board of Directors of MSCI Inc. since 2017 and of the Allstate Corporation since December 2015. He has also served as a member of Boston University’s Investment Committee since 2008 and is a Trustee of the University.

Mr. Trutanic. Mr. Trutanic has served as a Trustee or Director of one or more of the registrants of the MainStay Group of Funds or a predecessor since 1994, including serving as the Chairman of the Nominating and Governance Committee since 2017, and previously serving as the Chairman of the Alternative and Closed-End Funds Oversight Committee and as the Chairman of the Brokerage and Expense Committee of The MainStay Funds. Currently, Mr. Trutanic is the Chairman and Chief Executive Officer of Somerset & Company, a private investment and advisory firm focused primarily on private equity and alternative investments for institutional clients and high net worth families. He has over 30 years of investment management experience with several institutional investment firms, including the management of public and private equity investments, with a particular focus on international and alternative investments.

Board Structure and Leadership

The Board oversees the business and affairs of the Funds as well as key service providers to the Funds, including the services provided to the Funds by the Manager and Subadvisors. The Board holds regularly scheduled in person meetings on a quarterly basis and other special in person and telephonic meetings on a quarterly and/or an as needed basis. There are seven Trustees, six of whom are considered not to be "interested persons" (as that term is defined in the 1940 Act) of the Funds, the Manager or the Subadvisors (“Independent Trustees”) in accordance with rules adopted by the SEC.

The Board has elected an Independent Trustee to serve as its Chairman. The Chairman is responsible for setting the agendas of all regular and special Board meetings, assists in identifying the information to be presented to the Board with respect to matters to be acted upon by the Board, and presides over all Board meetings. In between meetings, the Chairman is responsible for communicating with other Trustees, Fund officers, and personnel of the Manager and other service providers as necessary to enable the Board to carry out its primary responsibility of overseeing the Funds and their operations.

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As discussed further below, the Board has established various Committees through which the Trustees focus on matters relating to particular aspects of the Funds' operations, such as valuation of portfolio holdings, investments, risk oversight and compliance, Fund fees and expenses and financial reporting. The Trustees periodically review the effectiveness of the Committee structure and each Committee's responsibilities and membership.

The Trustees believe that the Board's leadership and committee structure is appropriate in light of the nature and size of the Funds because, among other things, it fosters strong communication between the Board, its individual members, the Manager and other service providers, allocates responsibilities among the Committees and permits Committee members to focus on particular areas involving the Funds. In addition, the Committees support and promote the Independent Trustees in their oversight of the Funds' operations and their independent review of proposals made by the Manager.

Risk Oversight

While responsibility for day-to-day risk management relating to the Funds and their operations resides with the Manager, Subadvisors or other service providers (subject to the supervision of the Manager), the Board actively performs a risk oversight function, both directly and through its Committees, as described below. The Board and its Committees exercise this function through regular and special Board and Committee meetings during which the Board and its Committees meet with representatives of the Manager, the Subadvisors, and other key service providers. In addition, the Board has established a Risk and Compliance Oversight Committee that has the responsibility of coordinating the Board’s oversight of the implementation of the risk management and compliance programs of, and related to, the Funds. The Audit Committee also meets regularly with the Funds' independent registered public accounting firm and Principal Financial and Accounting Officer to discuss internal controls and financial reporting matters, among other things. Senior management of the Manager and senior officers of the Funds regularly report to the Board and the Committees on a variety of risk areas relating to the Funds, including, but not limited to, investment/portfolio risks (e.g., performance, compliance, counterparty, credit, liquidity and valuation risks) and operational/enterprise risks (e.g., financial, reputational, compliance, litigation, personnel and business continuity risks), as well as more general business risks. The Board reviews and considers, on an ongoing basis, these reports as well as reports on the Funds' performance, operations and investment practices. The Board also conducts reviews of the Manager in its role in managing the Funds' operations. In addition, the Board has engaged independent counsel to the Independent Trustees and consults with such counsel both during and between meetings of the Board and the Committees.

The Board and the Risk and Compliance Oversight Committee also meet regularly with the Funds' Chief Compliance Officer ("CCO"), who reports directly to the Board. The CCO has responsibility for, among other things, testing the compliance procedures of the Funds and their service providers. The CCO regularly discusses issues related to compliance and provides a quarterly report to the Board regarding the Funds' compliance program. In order to maintain a robust risk management and compliance program for the Funds, the Board and the Risk and Compliance Oversight Committee also regularly review and consider for approval, as necessary, the Funds' compliance policies and procedures and updates to these procedures, as well as review and consider for approval the compliance policies and procedures of certain of the Funds' service providers to the extent that those policies and procedures relate to the operations of the Funds. In addition to the meetings with various parties to oversee the risk management of the Funds, the Board and its Committees also receive regular written reports from these and other parties which assist the Board and the Committees in exercising their risk oversight function.

The Board oversees the Funds' liquidity risk (defined by the SEC as the risk a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund) through, among other things, receiving periodic reporting and presentations by investment and other personnel of New York Life Investments and its affiliates. Additionally, as required by Rule 22e-4 under the 1940 Act, the Funds (other than the MainStay Money Market Fund) have implemented the Liquidity Program, which is reasonably designed to assess and manage the Funds' liquidity risk. The Board, including a majority of the Independent Trustees, approved the designation of New York Life Investments as the Liquidity Program’s Administrator. The Board will review, no less frequently than annually, a written report prepared by the Liquidity Program's Administrator that addresses the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.

The Board also benefits from other risk management resources and functions within the Manager's organization, such as the Manager's risk management personnel and the internal auditor of the Manager's parent company. For example, the Board and the Risk and Compliance Oversight Committee meet periodically with the Manager's risk management personnel, including the Manager's Chief Risk Officer ("CRO"). The CRO is responsible for overseeing the measurement and monitoring of operational risks across the Manager's enterprise. In addition, the Board benefits from the work of the Manager’s Risk Management Committee, which is comprised of senior personnel of the Manager and seeks to identify and address material risks within the Manager's businesses across its multi-boutique structure. The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to mitigate or eliminate all risks and their possible effects, and that it may be necessary to bear certain risks (such as investment risks) to achieve the Funds' investment objectives. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

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Officers (Who Are Not Board Members)*

NAME AND YEAR OF BIRTH	POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Kirk C. Lehneis 1974	President, MainStay Funds and MainStay Funds Trust (since 2017)

Chief Operating Officer and Senior Managing Director (since 2016), New York Life Investment Management LLC and New York Life Investment Management Holdings LLC; Member of the Board of Managers (since 2017) and Senior Managing Director (since 2018), NYLIFE Distributors LLC; Chairman of the Board and Senior Managing Director, NYLIM Service Company LLC (since 2017); Trustee, President and Principal Executive Officer of IndexIQ Trust, IndexIQ ETF Trust and IndexIQ Active ETF Trust (since January 2018); President, MainStay MacKay DefinedTerm Municipal Opportunities Fund and MainStay VP Funds Trust (since 2017); Senior Managing Director, Global Product Development (From 2015 - 2016); Managing Director, Product Development (From 2010 - 2015), New York Life Investment Management LLC

Jack R. Benintende 1964	Treasurer and Principal Financial and Accounting Officer, MainStay Funds (since 2007), MainStay Funds Trust (since 2009)

Managing Director, New York Life Investment Management LLC (since 2007); Treasurer and Principal Financial and Accounting Officer, MainStay MacKay DefinedTerm Municipal Opportunities Fund (since 2011) and MainStay VP Funds Trust (since 2007)**; and Assistant Treasurer, New York Life Investment Management Holdings LLC (2008 to 2012)

Kevin M. Bopp 1969	Vice President and Chief Compliance Officer, MainStay Funds and MainStay Funds Trust (since 2014)

Chief Compliance Officer (since 2016), Director and Associate General Counsel (2011 to 2014) and Vice President and Assistant General Counsel (2010 to 2011), New York Life Investment Management LLC; Vice President and Chief Compliance Officer, MainStay VP Funds Trust, MainStay MacKay DefinedTerm Municipal Opportunities Fund (since 2014); Assistant Secretary, MainStay Funds, MainStay Funds Trust and MainStay VP Funds Trust (2010 to 2014)**, MainStay MacKay DefinedTerm Municipal Opportunities Fund (2011 to 2014)

J. Kevin Gao 1967	Secretary and Chief Legal Officer, MainStay Funds and MainStay Funds Trust (since 2010)

Managing Director and Associate General Counsel, New York Life Investment Management LLC (since 2010); Secretary and Chief Legal Officer, MainStay MacKay DefinedTerm Municipal Opportunities Fund (since 2011) and MainStay VP Funds Trust (since 2010)**

Scott T. Harrington 1959	Vice President — Administration, MainStay Funds (since 2005), MainStay Funds Trust (since 2009)

Director, New York Life Investment Management LLC (including predecessor advisory organizations) (since 2000); Member of the Board of Directors, New York Life Trust Company (since 2009); Vice President—Administration, MainStay MacKay DefinedTerm Municipal Opportunities Fund (since 2011) and MainStay VP Funds Trust (since 2005)**

*	The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with the MainStay Group of Funds, New York Life Insurance Company and/or its affiliates, including New York Life Investment Management LLC, New York Life Insurance Company, NYLIM Service Company LLC, NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board.
**	Includes prior service as an Officer of MainStay VP Series Fund, Inc., the predecessor to MainStay VP Funds Trust.

Trustees

The Board oversees the Funds, the Manager and the Subadvisors. The committees of the Board include the Audit Committee, the Contracts Committee, the Investment Committee, the Nominating and Governance Committee and the Risk and Compliance Oversight Committee. The Funds also have established a Valuation Committee and Valuation Subcommittee, which may include members who are not Trustees.

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Audit Committee. The primary purposes of the Audit Committee are to oversee the Funds' processes for accounting, auditing, financial reporting, and related internal controls and compliance with applicable laws and regulations. The members of the Audit Committee include Alan R. Latshaw (Chairman), David H. Chow and Susan B. Kerley. The Audit Committee held 8 meetings during the fiscal year ended October 31, 2018.

Contracts Committee. The primary purposes of the Contracts Committee are to assist the Board in overseeing contracts to which the Funds are, or are proposed to be, parties and to ensure that the interests of the Funds and their shareholders are served by the terms of these contracts. The Committee will oversee the process of evaluating new contracts, reviewing existing contracts on a periodic basis and may, at its discretion or at the request of the Board, make recommendations to the Board with respect to any contracts affecting the Funds. The members of the Contracts Committee include Jacques P. Perold (Chairman), David H. Chow, Susan B. Kerley, Alan R. Latshaw, Richard H. Nolan, Jr. and Richard S. Trutanic. The Contracts Committee held 6 meetings during the fiscal year ended October 31, 2018.

Investment Committee. The primary purposes of the Investment Committee are to assist the Board in overseeing the portfolio management, performance and brokerage practices relating to the Funds and to consider any investment-related proposals that the Manager may make from time to time. The members of the Investment Committee include Richard H. Nolan, Jr. (Chairman), David H. Chow, Susan B. Kerley, Alan R. Latshaw, Jacques P. Perold and Richard S. Trutanic. The Investment Committee held 6 meetings during the fiscal year ended October 31, 2018.

Nominating and Governance Committee. The primary purposes of the Nominating and Governance Committee are to: (1) make recommendations to the Board with respect to the effectiveness of the Board in carrying out its responsibilities in governing the Funds and overseeing the management of the Funds; (2) make recommendations to the Board regarding (a) its size, structure and composition; (b) qualifications for Board membership; and (c) compensation for Trustees; (3) identify and recommend qualified individuals for Board membership and for the chairmanship of the Board; (4) make recommendations to the Board with respect to the Board's committee structure, committee membership and chairmanship; and (5) oversee the self-assessment of the Board, its committees and its members. The members of the Nominating and Governance Committee include Richard S. Trutanic (Chairman), David H. Chow, Susan B. Kerley, Alan R. Latshaw, Richard H. Nolan, Jr. and Jacques P. Perold. The Nominating and Governance Committee held 4 meetings during the fiscal year ended October 31, 2018.

The Nominating and Governance Committee has adopted Policies for Consideration of Trustee candidates (the "Candidate Policy"), which are formal policies on the consideration of Trustee candidates, including nominees recommended by shareholders. The Nominating and Governance Committee may solicit suggestions for nominations from any source that it deems appropriate, including independent consultants engaged specifically for such a purpose.

Shareholders or shareholder groups submitting candidates to the Nominating and Governance Committee must show that the candidate satisfies the Nominating and Governance Committee qualifications for submission, at the time of submitting the candidate to the attention of the Funds' Secretary, who will provide all qualified submissions to the Nominating and Governance Committee. This submission to the Secretary of the Funds must include: (a) contact information for the nominating shareholder or shareholder group; (b) a certification from the nominating shareholder or shareholder group which provides the number of shares for which the person or group has: (i) sole power to vote or direct the vote; (ii) shared power to vote or direct the vote; (iii) sole power to dispose or direct the disposition of such shares; and (iv) shared power to dispose or direct the disposition of such shares and (v) stating that the shares have been held continuously for at least two years as of the date of the nomination; (c) the candidate's contact information and the number of applicable Fund shares owned by the candidate; (d) all information regarding the candidate that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A under the Securities Exchange Act of 1934, as amended (the “1934 Act”); and (e) a notarized letter executed by the candidate, stating his or her intention to serve as a candidate and be named in the Funds' proxy statement, if so designated by the Nominating and Governance Committee and the Board. It shall be in the Nominating and Governance Committee's sole discretion whether to seek corrections of a deficient submission or to exclude a candidate from consideration.

Risk and Compliance Oversight Committee. The primary purpose of the Risk and Compliance Oversight Committee is to assist the Board in overseeing the policies, procedures, practices and systems relating to identifying and managing the various risks and compliance matters that are or may be applicable to the Funds. The Risk and Compliance Oversight Committee serves as the primary link between significant areas of risk management and compliance that may affect the Funds, the Manager and Subadvisors, and other service providers to the Funds. The Risk and Compliance Oversight Committee also oversees the implementation of the Funds' proxy voting policies and procedures. The Risk and Compliance Oversight Committee shall recognize the risk and compliance oversight roles of other committees of the Board, and shall defer to such other committees with respect to compliance or risk oversight matters that relate specifically to the purposes or responsibilities of such other committees.

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The Risk and Compliance Oversight Committee shall not assume any day-to-day compliance or risk management functions or activities. The Funds' Manager, Subadvisors and other service providers (“Fund management”) are responsible for the day-to-day implementation, maintenance, and administration of the compliance policies and procedures of the Funds that are required to be reasonably designed to ensure compliance by the Funds and their primary service providers with applicable federal securities laws. The Funds' CCO shall oversee Fund management’s execution of its aforementioned compliance responsibilities. Fund management is responsible for the day-to-day implementation, maintenance, and administration of policies, procedures, systems and practices designed to identify, monitor, and control risks to which the Funds are or may be exposed. The CRO shall oversee Fund management’s execution of its aforementioned risk management responsibilities. The members of the Risk and Compliance Oversight Committee include: David H. Chow (Chairman), Susan B. Kerley, Alan R. Latshaw, Richard H. Nolan, Jr., Jacques P. Perold and Richard S. Trutanic. The Risk and Compliance Oversight Committee held 9 meetings during the fiscal year ended October 31, 2018.

Valuation Committee. The primary purposes of the Valuation Committee are to oversee the implementation of the Funds' valuation procedures and to make fair value determinations on behalf of the Board as specified in such valuation procedures. The members of the Valuation Committee include: Christopher Feind (Chairman), Jack R. Benintende, Kevin M. Bopp (non-voting member), David H. Chow, J. Kevin Gao, Dale A. Hanley, Ping Jiang, Susan B. Kerley, Alan R. Latshaw, Richard H. Nolan, Jr., Jacques P. Perold and Richard S. Trutanic. The Valuation Committee meets as often as necessary to ensure that each action taken by the Valuation Subcommittee is reviewed within a calendar quarter of such action. The Valuation Committee held 4 meetings during the fiscal year ended October 31, 2018.

Valuation Subcommittee. The primary purposes of the Valuation Subcommittee, which meets on an as needed basis, are to establish prices of securities for which market quotations are not readily available or the prices of which are not often readily determinable pursuant to the Funds' valuation procedures. Meetings may be held in person, by telephone conference call or via-emails. The Subcommittee may also take action via electronic mail in lieu of a meeting pursuant to the guidelines set forth in the valuation procedures. The members of the Valuation Subcommittee include: Jack R. Benintende, Kevin M. Bopp (non-voting member), Christopher Feind, J. Kevin Gao, Dale A. Hanley, Amaury Rzad and Ping Jiang. The Valuation Subcommittee held 86 meetings during the fiscal year ended October 31, 2018.

Ownership of Securities

As of December 31, 2018, the dollar range of equity securities owned by each Trustee in the Funds (including beneficially) and in any registered investment company overseen by the Trustees within the same family of investment companies as the MainStay Group of Funds was as follows:

Interested Trustee

INTERESTED TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE MAINSTAY GROUP OF FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Yie-Hsin Hung	MainStay MacKay Unconstrained Bond Fund – Over $100,000	Over $100,000

Independent Trustees

INDEPENDENT TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE MAINSTAY GROUP OF FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
David H. Chow	MainStay MacKay S&P 500 Index Fund – Over $100,000	Over $100,000
Susan B. Kerley

MainStay MacKay Convertible Fund – Over $100,000

MainStay Cushing Renaissance Advantage Fund – $10,001 - $50,000

MainStay Floating Rate Fund – Over $100,000

MainStay Moderate Allocation Fund – Over $100,000

MainStay Retirement 2020 Fund – Over $100,000

Over $100,000
Alan R. Latshaw	MainStay MacKay High Yield Corporate Bond Fund – Over $100,000 MainStay Large Cap Growth Fund – $10,001 - $50,000	Over $100,000
Richard H. Nolan, Jr.	MainStay MacKay High Yield Corporate Bond Fund – Over $100,000 MainStay Floating Rate Fund – Over $100,000	Over $100,000

Jacques P. Perold	MainStay MacKay Common Stock Fund - $50,001 - $100,000 MainStay MacKay International Opportunities Fund - $50,001 - $100,000 MainStay Large Cap Growth Fund - $10,001-$50,000	Over $100,000
Richard S. Trutanic

MainStay Epoch Global Equity Yield Fund – $10,001 - $50,000

MainStay Income Builder Fund – $10,001 - $50,000

MainStay MacKay International Opportunities Fund – $1 - $10,000

MainStay Money Market Fund - $50,001 - $100,000

Over $100,000

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As of December 31, 2018, each Independent Trustee and his or her immediate family members did not beneficially or of record own securities in (1) an investment adviser or principal underwriter of the MainStay Group of Funds or (2) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with, an investment adviser or principal underwriter of the MainStay Group of Funds.

Compensation

The following table reflects the compensation received by certain Trustees for the fiscal year ended October 31, 2018, from the Fund Complex. The Fund Complex consists of the MainStay Group of Funds, as well as MainStay VP Funds Trust and MainStay MacKay DefinedTerm Municipal Opportunities Fund, which are registrants not discussed in this SAI. The Independent Trustees receive from the Fund Complex, either directly or indirectly, an annual retainer; a fee for each regularly scheduled Board meeting and associated Committee meetings attended; and fees for attending other in-person Board meetings, attending a regular in-person meeting telephonically, and attending an in-person Board meeting that is not regularly scheduled telephonically. The Chairman of the Board is paid an additional annual fee. Trustees also are reimbursed for all out-of-pocket expenses related to attendance at Board and Committee meetings. Each fund in the Fund Complex pays a pro-rata share of these fees based on its net assets relative to the other funds in the Fund Complex as of the end of the relevant fiscal year.

TRUSTEE	AGGREGATE COMPENSATION FROM MAINSTAY FUNDS	AGGREGATE COMPENSATION FROM MAINSTAY FUNDS TRUST	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES / ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE MAINSTAY GROUP OF FUNDS AND THE FUND COMPLEX PAID TO BOARD MEMBERS[1]
David H. Chow	$110,307	$89,486	NONE	$300,000
Susan B. Kerley	132,347	107,404	NONE	360,000
Alan R. Latshaw	110,307	89,486	NONE	300,000
Peter Meenan[2]	11,215	8,731	NONE	30,000
Richard H. Nolan, Jr.	110,307	89,486	NONE	300,000
Jacques P. Perold	110,307	89,486	NONE	300,000
Richard S. Trutanic	110,307	89,486	NONE	300,000
1	Includes compensation paid by MainStay VP Funds Trust and MainStay MacKay DefinedTerm Municipal Opportunities Fund.

2	Peter Meenan retired as of December 31, 2017.

As of July 31, 2019, the Trustees and officers of the MainStay Group of Funds as a group owned less than 1% of the outstanding shares of any class of shares of each of the Funds, except that they owned 6.0% of Class I shares of MainStay Moderate Allocation Fund.

Codes of Ethics

The MainStay Group of Funds, the Manager, the Distributor, and each Subadvisor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts, including securities that may be purchased or held by the MainStay Group of Funds. A copy of each of the Codes of Ethics is on public file with, and is available from, the SEC.

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THE MANAGER, THE SUBADVISORS, AND THE DISTRIBUTOR

Management Agreements

Pursuant to the respective Amended and Restated Management Agreements with MainStay Funds Trust and The MainStay Funds, dated February 27, 2015, as amended ("Management Agreements"), New York Life Investments, subject to the oversight of the Board, and in conformity with the stated policies of each Fund, administers each Fund's business affairs and has investment advisory responsibilities with respect to the Funds' portfolio securities. New York Life Investments is an indirect wholly-owned subsidiary of New York Life Insurance Company. New York Life Investments is registered as an investment adviser with the SEC and has provided investment management services since 2000.

A Fund's Management Agreement remains in effect for two years following its initial effective date and continues in effect thereafter for one-year periods only if such continuance is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Independent Trustees.

The Manager has authorized any of its members, managers, officers and employees who have been elected or appointed as Trustees or officers of the MainStay Group of Funds to serve in the capacities in which they have been elected or appointed.

The Management Agreements provide that the Manager shall not be liable to a Fund for any error of judgment by the Manager or for any loss sustained by a Fund except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreements also provide that they shall terminate automatically if assigned and that they may be terminated without penalty by either party upon no more than 60 days' or less than 30 days' written notice.

In connection with its administration of the business affairs of each Fund, and except as indicated in the Prospectuses or elsewhere in this SAI, the Manager bears the following expenses:

•	the salaries and expenses of all personnel of the MainStay Group of Funds and the Manager, except the fees and expenses of Trustees not affiliated with the Manager or a Subadvisor;

•	the CCO’s compensation (a portion of which is reimbursed by the Funds);

•	the fees to be paid to the Subadvisors pursuant to the Subadvisory Agreements or otherwise; and

•	all expenses incurred by the Manager in connection with administering the ordinary course of the Funds' business, other than those assumed by the MainStay Group of Funds, as the case may be.

With respect to certain Funds, the Manager has entered into written expense limitation agreements as discussed in the Prospectuses.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Funds. The Manager and the MainStay Group of Funds have obtained an exemptive order (the “Order”) from the SEC permitting the Manager, on behalf of a Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire and to modify any existing or future subadvisory agreements with unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” of New York Life Investments (meaning New York Life Investments owns 95% or more of the outstanding voting securities), or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). For its services, each Fund , except the MainStay Asset Allocation Funds, pays the Manager a monthly fee, which is based on each Fund's average net assets. The fees paid to each Subadvisor are paid out of the management fee paid to the Manager and are not additional expenses of each Fund.

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This authority is subject to certain conditions, which include: (i) the MainStay Group of Funds will make certain disclosures in the prospectus regarding the existence, substance and effect of the Order; (ii) the Manager will provide general management services to each applicable Fund, including overall supervisory responsibility for the general management and investment of the Fund’s assets, and subject to review and approval of the Board, will (a) set the Fund’s overall investment strategies; (b) evaluate, select, and recommend subadvisors to manage all or a portion of the Fund’s assets; (c) allocate and, when appropriate, reallocate the Fund’s assets among subadvisors; (d) monitor and evaluate the subadvisor’s performance; and (e) implement procedures reasonably designed to ensure that subadvisors comply with the Fund’s investment objective, policies and restrictions; (iii) the MainStay Group of Funds will provide an information statement to shareholders of a Fund containing details about the subadvisor, the subadvisory agreement, and certain aggregate subadvisory fee information within 90 days of hiring a new subadvisor; (iv) the Manager will provide the Board, no less frequently than quarterly, with information about the profitability of the Manager on a per subadvised Fund basis; (v) before a Fund may rely on the Order, the operation of that Fund pursuant to the Order must be approved by a majority of the Fund’s outstanding voting securities; (vi) whenever a subadvisor change is proposed for a subadvised Fund with an affiliated subadvisor or a Wholly-Owned Subadvisor, the Board, including a majority of the Independent Trustees, will make a separate finding that the change is in the best interests of the subadvised Fund and its shareholders and does not involve a conflict of interest from which the Manager or the affiliated subadvisor or Wholly-Owned Subadvisor derives an inappropriate advantage; (vii) no Trustee or Officer of the Fund would be permitted to own any interest in a subadvisor, subject to certain exceptions; and (viii) at all times, at majority of the Board will not be “interested persons” of the MainStay Group of Funds as a whole within the meaning of the 1940 Act and the nomination of new or additional Trustees that are not “interested persons” will be at the discretion of the then existing Trustees that are not “interested persons.”

For more information regarding the Order, including whether a Fund may not use some or all of the relief granted by the Order without obtaining shareholder approval, see the Prospectuses under the heading "Operation as a Manager of Managers."

Expenses Borne by the MainStay Group of Funds

Except for the expenses to be paid by the Manager as described in the Prospectuses and elsewhere in this SAI, the MainStay Group of Funds, on behalf of each Fund, is responsible under the respective Management Agreements for the payment of expenses related to each Fund's operations, including: (1) the fees payable to the Manager or the expenses otherwise incurred by a Fund in connection with the management of the investment of the assets of a Fund; (2) the fees and expenses of the Trustees who are not affiliated with the Manager or Subadvisors; (3) certain fees and expenses of the MainStay Group of Funds' custodian and transfer agent; (4) the charges and expenses of the MainStay Group of Funds' legal counsel and independent accountants; (5) brokers' commissions and any issue or transfer taxes chargeable to the MainStay Group of Funds, on behalf of a Fund, in connection with its securities transactions; (6) the fees of any trade association of which a Fund or the MainStay Group of Funds is a member; (7) the cost of share certificates representing shares of a Fund; (8) reimbursement of a portion of the organization expenses of a Fund and the fees and expenses involved in registering and maintaining the registrations of the MainStay Group of Funds and of its shares with the SEC and registering the MainStay Group of Funds as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the MainStay Group of Funds' registration statements and prospectuses for such purposes; (9) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and preparing, printing and mailing Prospectuses and reports to shareholders; (10) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a Fund's business; (11) any expenses assumed by the Fund pursuant to its plan of distribution; (12) all taxes and business fees payable by a Fund to federal, state or other governmental agencies; (13) costs associated with the pricing of the Funds' shares; and (14) the cost of fidelity bond and D&O insurance.

Effective December 22, 2017, pursuant to an agreement between the Trusts and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Funds. The Funds will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Funds.

In addition, each Fund may reimburse NYLIFE Securities LLC, NYLIFE Distributors and NYLIM Service Company for the cost of certain correspondence to shareholders and the establishment of shareholder accounts.

In addition, each Fund reimburses the Manager for a portion of the CCO’s compensation.

Subadvisory Agreements

As noted above, the Manager has delegated day-to-day advisory responsibilities for certain Funds to the Subadvisors. Pursuant to the respective Subadvisory Agreements between the Manager and the Subadvisors, and subject to the oversight of the Board and supervision by the Manager in conformity with the stated investment objective or objectives, policies and restrictions of each such Fund, Subadvisors provide continuous supervision of the investment program for the Funds and determine the composition of the assets of the Funds, including determination of the purchase, retention or sale of the securities, cash and other investments contained in each Fund. The Subadvisors perform other portfolio management duties pursuant to the applicable Subadvisory Agreement.

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As compensation for services, the Manager, not the Funds, pays each Fund's Subadvisor an annual fee, computed daily and paid monthly, calculated on the basis of each Fund's average daily net assets during the preceding month at the annual rates set forth in the chart below.

FUND NAME	ANNUAL RATE
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	0.350% on assets up to $500 million; and 0.325% on assets over $500 million
MainStay Income Builder Fund

Epoch: 50% of the effective gross management fee based on the assets allocated to Epoch.

MacKay Shields: 0.32% on allocated assets up to $500 million;
0.30% on allocated assets from $500 million to $1 billion;
0.2875% on allocated assets from $1 billion to $5 billion; and

0.2825% over $5 billion

MainStay Large Cap Growth Fund

On the average daily NAV of all Subadvisor-serviced assets in all investment companies managed by the Manager, including the MainStay Large Cap Growth Fund,
0.400% on such assets up to $100 million;
0.350% on such assets from $100 million up to $350 million;
0.300% on such assets from $350 million up to $600 million;
0.250% on such assets from $600 million up to $1 billion;
0.200% on such assets from $1 billion to $2.5 billion;
0.24% on such assets from $2.5 billion to $5 billion; and

0.25% on such assets over $5 billion

MainStay MacKay Common Stock Fund	0.275% on assets up to $500 million; 0.2625% on assets from $500 million to $1 billion; and 0.250% on assets over $1 billion
MainStay MacKay Convertible Fund	0.300% on assets up to $500 million; 0.275% on assets from $500 million to $1 billion; 0.250% on assets from $1 billion to $2 billion; and 0.245% on such assets over $2 billion
MainStay MacKay High Yield Corporate Bond Fund

0.300% on assets up to $500 million;
0.275% on assets from $500 million to $5 billion;
0.2625% on assets from $5 billion to $7 billion;
0.250% on assets from $7 billion to $10 billion;
0.245% on assets from $10 billion to $15 billion; and

0.24% over $15 billion

MainStay MacKay Infrastructure Bond Fund	0.250% on assets up to $500 million; 0.2375% on assets from $500 million to $1 billion; and 0.225% on assets over $1 billion
MainStay MacKay International Equity Fund	0.445% on assets up to $500 million and 0.425% on assets over $500 million
MainStay MacKay Tax Free Bond Fund	0.225% on assets up to $500 million; 0.2125% on assets from $500 million to $1 billion; 0.200% on assets from $1 billion to $5 billion; and 0.195% over $5 billion
MainStay MacKay Unconstrained Bond Fund	0.300% on assets up to $500 million; 0.275% on assets from $500 million to $1 billion; 0.250% on assets from $1 billion to $5 billion; and 0.2375% on assets over $5 billion
MainStay MAP Equity Fund	Epoch: 0.425% on allocated assets up to $500 million;
0.4125% on allocated assets from $500 million to $1 billion; and
0.400% on allocated assets over $1 billion
Markston:  0.450% on allocated assets up to $250 million;
0.400% on allocated assets from $250 million to $500 million; and
0.350% on allocated assets over $500 million
MainStay Money Market Fund	0.200% on assets up to $500 million; 0.175% on assets from $500 million to $1 billion; and 0.150% on assets over $1 billion

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FUND NAME	ANNUAL RATE
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	0.350% on allocated assets up to $1 billion; 0.325% on allocated assets from $1 billion to $2 billion; and 0.300% on allocated assets over $2 billion
MainStay Candriam Emerging Markets Equity Fund	0.500% on assets up to $1 billion; and 0.4875% on assets over $1 billion
MainStay CBRE Global Infrastructure Fund	0.425% on all assets
MainStay CBRE Real Estate Fund	0.375% on all assets
MainStay Epoch Capital Growth Fund	0.375% on all assets
MainStay Epoch Global Equity Yield Fund	0.350% on all assets
MainStay Epoch International Choice Fund	0.400% on assets up to $5 billion; 0.3875% on assets from $5 billion to $7.5 billion; and 0.375% on assets over $7.5 billion
MainStay Epoch U.S. All Cap Fund	0.425% on assets up to $500 million; 0.4125% on assets from $500 million to $1 billion; and 0.400% on assets over $1 billion
MainStay Epoch U.S. Equity Yield Fund	0.350% on assets up to $500 million; 0.340% on assets from $500 million to $1 billion; 0.330% on assets from $1 billion to $2 billion; and 0.325% on assets over $2 billion
MainStay Floating Rate Fund	0.300% on assets up to $1 billion; 0.2875% on assets from $1 billion to $3 billion; and 0.2825% on assets over $3 billion
MainStay Indexed Bond Fund	0.125% on assets up to $1 billion; and 0.100% on assets over $1 billion
MainStay MacKay California Tax Free Opportunities Fund	0.250% on all assets
MainStay MacKay Emerging Markets Equity Fund	0.500% on assets up to $1 billion; and 0.4875% on assets over $1 billion
MainStay MacKay Growth Fund	0.350% on assets up to $500 million; 0.325% on assets from $500 million to $1 billion; 0.3125% on assets from $1 billion to $2 billion; and 0.300% on assets over $2 billion
MainStay MacKay High Yield Municipal Bond Fund	0.275% on assets up to $1 billion; 0.270% on assets from $1 billion to $3 billion; 0.265% on assets from $3 billion to $5 billion; and 0.26% over $5 billion
MainStay MacKay International Opportunities Fund	0.550% on all assets
MainStay MacKay New York Tax Free Opportunities Fund	0.250% on all assets
MainStay MacKay S&P 500 Index Fund	0.08% on assets up to $2.5 billion; and 0.075% on assets over $2.5 billion
MainStay MacKay Short Duration High Yield Fund	0.325% on all assets
MainStay MacKay Small Cap Core Fund	0.425% on assets up to $1 billion; and 0.400% on assets over $1 billion
MainStay MacKay Total Return Bond Fund	0.250% on assets up to $1 billion; 0.2375% on assets from $1 billion to $3 billion; and 0.2325% on assets over $3 billion
MainStay MacKay U.S. Equity Opportunities Fund	0.500% on assets up to $1 billion; and 0.4875% on assets over $1 billion

To the extent New York Life Investments has agreed to waive or reimburse expenses, certain affiliated Subadvisors, with respect to certain Funds, have voluntarily agreed to waive or reimburse their fees proportionately.

The Subadvisory Agreements provide that the Subadvisors shall not be liable to a Fund for any error of judgment by a Subadvisor or for any loss sustained by a Fund except in the case of a Subadvisor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Subadvisory Agreements also provide that they shall terminate automatically if assigned and that they may be terminated without penalty by either party upon 60 days' or less written notice.

In addition to maintaining the subadvisory relationship between Epoch and New York Life Investments for the MainStay Epoch Funds and certain other MainStay Funds advised by New York Life Investments, Epoch and New York Life Investments contemplate an ongoing relationship between the parties wherein, among other things: (i) Epoch agrees not to provide subadvisory services to certain competing funds; (ii) New York Life Investments has a right of first refusal to offer certain new Epoch products; and (iii) Epoch and New York Life Investments enter into a distribution relationship with respect to certain separately managed account and unified managed account products.

New York Life Investments and CBRE Clarion have entered into an agreement pursuant to which CBRE Clarion and New York Life Investments contemplate an ongoing relationship between the parties wherein, among other things: (i) New York Life Investments agrees to recommend to the Board that CBRE Clarion continue to serve as subadvisor for certain MainStay Funds subadvised by CBRE Clarion for the three years following the initial term of the subadvisory agreement with New York Life Investments, subject to Board approval and other conditions, insofar as such recommendation is consistent with New York Life Investments’ fiduciary duties; (ii) CBRE Clarion agrees not to provide advisory or subadvisory services to certain competing funds; (iii) New York Life Investments has a right of first refusal to offer certain new CBRE Clarion products; and (iv) CBRE Clarion and New York Life Investments enter into a distribution relationship with respect to certain CBRE Clarion products.

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Management and Subadvisory Fees

For the fiscal years ended October 31, 2018, October 31, 2017 and October 31, 2016, the amount of the Management fee paid by each Fund, the amount of any Management fees waived and/or reimbursed by New York Life Investments, the amount of the Subadvisory fee paid by the Manager from the Management fee, and the amount of the Subadvisory fee waived and/or reimbursed were as follows.

	YEAR ENDED 10/31/18
FUND	MANAGEMENT FEE PAID	MANAGEMENT FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund[1]	$1,185,480	$9,217	$571,248	$4,608
MainStay Income Builder Fund	10,448,819	35,031	Epoch – 2,429,167	0
			MacKay Shields – 2,884,743	9,540
MainStay Large Cap Growth Fund	76,819,889	374,784	30,626,039	743,710
MainStay MacKay Common Stock Fund	1,033,294	6,762	516,647	2,322
MainStay MacKay Convertible Fund	7,050,614	701,850	3,450,466	350,925
MainStay MacKay High Yield Corporate Bond Fund	50,871,855	0	24,955,927	0
MainStay MacKay Infrastructure Bond Fund	575,965	70,447	287,983	35,224
MainStay MacKay International Equity Fund	2,964,590	15,314	1,482,295	5,808
MainStay MacKay Tax Free Bond Fund	12,600,035	0	6,137,917	0
MainStay MacKay Unconstrained Bond Fund	7,224,495	0	3,535,701	0
MainStay MAP Equity Fund	8,910,527	46,800	Epoch – 1,718,618	0
			Markston – 3,092,557	0
MainStay Money Market Fund	1,291,567	39,405	645,783	1,235
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	5,021,715	28,844	MacKay Shields – 1,626,026	7,597
			NYL Investors – 797,979
MainStay Candriam Emerging Markets Equity Fund[2]	672,022	267,658	336,011	133,829
MainStay Conservative Allocation Fund	0	38,029	0	0
MainStay Epoch Capital Growth Fund	871,314	0	435,657	0
MainStay Epoch Global Equity Yield Fund	24,452,803	2,006,225	12,226,401	0
MainStay Epoch International Choice Fund	4,691,215	436	2,345,608	0
MainStay Epoch U.S. All Cap Fund	6,415,491	8,183	3,207,746	0
MainStay Epoch U.S. Equity Yield Fund	7,916,591	87,629	3,958,295	0
MainStay Floating Rate Fund	8,991,873	0	4,496,047	0
MainStay Growth Allocation Fund	0	129,520	0	0
MainStay Indexed Bond Fund	461,591	5,987	230,795	983
MainStay MacKay California Tax Free Opportunities Fund	1,618,789	229,934	809,423	114,960
MainStay MacKay Emerging Markets Equity Fund	1,162,705	185,547	581,353	92,760
MainStay MacKay Growth Fund	4,698,369	96,409	2,349,184	37,423
MainStay MacKay High Yield Municipal Bond Fund	21,363,794	0	10,682,229	0
MainStay MacKay International Opportunities Fund	8,156,916	0	4,078,458	0
MainStay MacKay New York Tax Free Opportunities Fund	1,667,410	239,013	833,705	119,506
MainStay MacKay S&P 500 Index Fund	2,011,603	68,398	1,005,801	29,721
MainStay MacKay Short Duration High Yield Fund	7,378,674	240,670	3,689,337	120,335
MainStay MacKay Small Cap Core Fund[3]	5,090,477	57,030	2,545,238	0
MainStay MacKay Total Return Bond Fund	6,017,335	486,355	3,008,667	243,462
MainStay MacKay U.S. Equity Opportunities Fund	10,226,604	0	5,113,302	0
MainStay Moderate Allocation Fund	0	138,724	0	0
MainStay Moderate Growth Allocation Fund	0	210,671	0	0

1	The subadvisory fee paid by the Manager was to MacKay Shields, the Fund’s previous subadvisor.

2	MainStay Candriam Emerging Markets Equity Fund commenced operations on November 15, 2017. The amounts shown are for the period since inception.

3	The subadvisory fee paid by the Manager was to Epoch, the Fund’s previous subadvisor.

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	YEAR ENDED 10/31/17
FUND	MANAGEMENT FEE PAID	MANAGEMENT FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund[1]	$1,308,228	$0	$631,757	$0
MainStay Income Builder Fund	10,369,982	0	Epoch – 2,375,416	0
			MacKay Shields – 2,898,080	0
MainStay Large Cap Growth Fund	78,797,184	484,857	31,485,732	823,099
MainStay MacKay Common Stock Fund[2]	1,019,499	0	509,750	0
MainStay MacKay Convertible Fund	6,045,617	481,608	2,957,652	240,804
MainStay MacKay High Yield Corporate Bond Fund	55,840,794	0	27,391,495	0
MainStay MacKay Infrastructure Bond Fund	716,225	0	358,112	0
MainStay MacKay International Equity Fund[2]	2,515,380	0	1,257,690	0
MainStay MacKay Tax Free Bond Fund	10,760,389	0	5,240,537	0
MainStay MacKay Unconstrained Bond Fund	7,836,288	0	3,835,600	0
MainStay MAP Equity Fund	9,881,956	0	ICAP[3] – 384,676	0
			Epoch[4] – 1,571,295	0
			Markston – 3,377,229	0
MainStay Money Market Fund	1,509,083	108,678	743,875	0
MAINSTAY FUNDS TRUST
MainStay Balanced Fund[1]	5,538,587		Cornerstone Holdings – 1,592,633	0
			NYL Investors – 1,065,756	0
MainStay Conservative Allocation Fund	0	0	0	0
MainStay Epoch Capital Growth Fund	717,599	0	358,800	(3,428)
MainStay Epoch Global Equity Yield Fund	27,829,150	0	13,914,575	0
MainStay Epoch International Choice Fund	5,509,601	255,863	ICAP[3] – 617,745	0
			Epoch[4] – 2,137,056	(44,498)
MainStay Epoch U.S. All Cap Fund	6,714,633	0	3,357,317	0
MainStay Epoch U.S. Equity Yield Fund	4,738,955	0	2,369,478	0
MainStay Floating Rate Fund	8,824,644	0	4,412,322	0
MainStay Growth Allocation Fund	0	85,151	0	0
MainStay Indexed Bond Fund	438,804	99,546	219,402	49,773
MainStay MacKay California Tax Free Opportunities Fund	1,371,918	200,819	685,958	100,409
MainStay MacKay Emerging Markets Equity Fund[2]	1,528,293	0	764,146	0
MainStay MacKay Growth Fund[2]	3,972,419	0	1,986,210	0
MainStay MacKay High Yield Municipal Bond Fund	16,178,542	0	8,089,271	0
MainStay MacKay International Opportunities Fund[2]	6,439,442	10,556	3,219,721	5,278
MainStay MacKay New York Tax Free Opportunities Fund	1,116,308	175,581	558,154	87,791
MainStay MacKay S&P 500 Index Fund[2]	2,871,234	527,891	1,435,617	263,945
MainStay MacKay Small Cap Core Fund[5]	5,011,911	0	2,505,955	0
MainStay MacKay Short Duration High Yield Fund	5,448,211	0	2,724,106	0
MainStay MacKay Total Return Bond Fund	6,029,519	748,749	3,014,759	374,395
MainStay MacKay U.S. Equity Opportunities Fund[2]	9,468,633	0	4,734,317	0
MainStay Moderate Allocation Fund	0	0	0	0
MainStay Moderate Growth Allocation Fund	0	15,439	0	0
1	The subadvisory fee paid by the Manager was to MacKay Shields, the Fund’s previous subadvisor

2	The subadvisory fee paid by the Manager was to Cornerstone Holdings, the Fund’s previous subadvisor.

3	For the period November 1, 2016 through January 9, 2017.

4	For the period January 10, 2017 through October 31, 2017.

5	The subadvisory fee paid by the Manager was to Epoch, the Fund’s previous subadvisor.

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	YEAR ENDED 10/31/16
FUND	MANAGEMENT FEE PAID	MANAGEMENT FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund[1]	$1,345,743	$0	$650,250	$0
MainStay Income Builder Fund	9,309,748	0	Epoch –2,151,996	0
			MacKay Shields – 2,577,790	0
MainStay Large Cap Growth Fund	95,392,023	1,077,461	38,596,092	907,084
MainStay MacKay Common Stock Fund	1,036,352	0	518,176	0
MainStay MacKay Convertible Fund	4,811,501	0	2,351,929	0
MainStay MacKay High Yield Corporate Bond Fund	49,795,088	0	24,428,149	0
MainStay MacKay Infrastructure Bond Fund	833,619	0	416,810	0
MainStay MacKay International Equity Fund	2,771,378	0	1,385,689	0
MainStay MacKay Tax Free Bond Fund	8,455,079	0	4,116,280	0
MainStay MacKay Unconstrained Bond Fund	9,086,349	0	4,448,375	0
MainStay MAP Equity Fund	11,335,661	0	ICAP – 2,806,130	0
MainStay Money Market Fund	1,910,726	1,121,182	921,562	21,652

MAINSTAY FUNDS TRUST
MainStay Balanced Fund	5,516,469		Cornerstone Holdings – 1,643,005	0
			NYL Investors – 1,000,439	0
MainStay Conservative Allocation Fund	0	0	0	0
MainStay Epoch Capital Growth Fund[2]	176,796	96,856	88,398	23,622
MainStay Epoch Global Equity Yield Fund	27,899,933	0	13,949,966	0
MainStay Epoch International Choice Fund	12,306,638	523,290	6,153,319	0
MainStay Epoch U.S. All Cap Fund	5,947,305	0	2,973,652	0
MainStay Epoch U.S. Equity Yield Fund	422,344	92,171	211,172	0
MainStay Floating Rate Fund	7,713,218	0	3,856,855	0
MainStay Growth Allocation Fund	0	90,698	0	0
MainStay Indexed Bond Fund	644,694	213,076	322,347	106,538
MainStay MacKay California Tax Free Opportunities Fund	1,008,118	159,071	504,097	79,539
MainStay MacKay Emerging Markets Equity Fund	1,196,226	545,516	598,113	272,758
MainStay MacKay Growth Fund	5,803,817	177,196	2,901,908	88,598
MainStay MacKay High Yield Municipal Bond Fund	12,731,356	0	6,366,389	0
MainStay MacKay International Opportunities Fund	7,571,008	19,183	3,785,504	9,592
MainStay MacKay New York Tax Free Opportunities Fund	812,580	161,223	406,335	80,616
MainStay MacKay S&P 500 Index Fund	4,320,715	169,445	2,160,358	84,723
MainStay MacKay Short Duration High Yield Fund	3,638,589	0	1,819,294	0
MainStay MacKay Small Cap Core Fund[3]	4,736,312	0	2,368,156	0
MainStay MacKay Total Return Bond Fund	6,866,268	3,189,348	3,433,134	1,594,674
MainStay MacKay U.S. Equity Opportunities Fund	9,457,989	0	4,728,995	0
MainStay Moderate Allocation Fund	0	0	0	0
MainStay Moderate Growth Allocation Fund	0	3,059	0	0
1	The subadvisory fee paid by the Manager was to MacKay Shields, the Fund’s previous subadvisor

2	MainStay Epoch Capital Growth Fund commenced operations on June 30, 2016.

3	The subadvisory fee paid by the Manager was to Epoch, the Fund’s previous subadvisor.

As of the date of this SAI, MainStay CBRE Global Infrastructure Fund and MainStay CBRE Real Estate Fund had not commenced operations. Therefore, these Funds had not yet incurred any management or subadvisory fees under their Management or Subadvisory Agreements.

State Street, One Lincoln Street, Boston, Massachusetts 02111-2900 provides sub-administration and sub-accounting services to certain Funds pursuant to an agreement with New York Life Investments. These services include calculating daily NAVs of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' NAVs and assisting New York Life Investments in conducting various aspects of the Funds' administrative operations. State Street has sub-custodial arrangements for holding such Funds' foreign assets. For providing these services to the Funds, State Street is compensated by New York Life Investments.

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Distribution Agreements

NYLIFE Distributors LLC (“Distributor”), a limited liability company organized under the laws of Delaware with a principal place of business located at 30 Hudson Street, Jersey City, New Jersey 07302, serves as the distributor and principal underwriter of each Fund's shares pursuant to Amended and Restated Distribution Agreements ("Distribution Agreements"), each dated August 1, 2014. NYLIFE Securities LLC ("NYLIFE Securities"), an affiliated company, and other financial intermediaries, sell shares of the Funds pursuant to dealer agreements with the Distributor. The Distributor compensates these financial intermediary firms for their efforts in selling shares of the Funds. These firms, in turn, pay commissions to their sales representatives as well as pay the cost of printing and mailing prospectuses to potential investors and of any advertising. In addition, the Distributor will pay for a variety of account maintenance and personal services to shareholders after the sale. The Distributor is not obligated to sell any specific amount of shares of the MainStay Group of Funds. The Distributor receives sales loads and distribution plan payments and receives no other compensation from the MainStay Group of Funds under the Distribution Agreements. The MainStay Group of Funds anticipates making a continuous offering of its shares, although it reserves the right to suspend or terminate such offering at any time with respect to any Fund or class or group of Funds or classes. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the Funds, which may vary based on the Funds being promoted and/or which financial intermediary firms and/or financial advisers are involved in selling Fund shares or are listed on Fund accounts. The Distributor, at its own expense, also may, from time to time, provide promotional incentives to dealers who sell Fund shares.

A Fund's Distribution Agreement remains in effect for two years following its initial effective date, and continues in effect for one-year periods only if its continuance is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Independent Trustees. The Distribution Agreements are terminable with respect to a Fund at any time, without payment of a penalty, by vote of a majority of the Independent Trustees, upon 60 days' written notice to the Distributor, or by vote of a majority of the outstanding voting securities of that Fund, upon 60 days' written notice to the Distributor, or by the Distributor, upon not less than 60 days' written notice to MainStay Funds and/or MainStay Funds Trust. The Distribution Agreements will terminate in the event of assignment.

Distribution Plans

With respect to each of the Funds (except the MainStay Money Market Fund) the Board has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act for Class A, Investor Class, Class B, Class C, Class R2, and Class R3 shares of certain Funds (the "Class A Plans," the "Investor Class Plans," the "Class B Plans," the "Class C Plans," the "Class R2 Plans," and the "Class R3 Plans," or collectively, the "12b-1 Plans"). Only certain Funds currently offer Class A, Investor Class, Class B, Class C, Class R2, and Class R3 shares.

Under the 12b-1 Plans, a class of shares of a Fund pays distribution and/or service fees to the Distributor as compensation for distribution and/or service activities related to that class of shares and its shareholders. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of an investment and may cost a shareholder more than paying other types of sales charges. Each 12b-1 Plan provides that the distribution and/or service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor. Authorized distribution expenses include the Distributor's interest expense and profit. The Distributor anticipates that its actual expenditures will substantially exceed the distribution fee received by it during the early years of the operation of a 12b-1 Plan. In later years, its expenditures may be less than the distribution fee, thus enabling the Distributor to realize a profit in those years. With regard to Class B shares that are converted to Class A or Investor Class shares, the Manager may continue to pay the amount of the annual service fee to dealers after any such conversion.

If a 12b-1 Plan for the Funds is terminated, the Funds will owe no payments to the Distributor other than fees accrued but unpaid on the termination date. Each 12b-1 Plan may be terminated only by specific action of the Trustees or shareholders.

12b-1 Plan revenues may be used to reimburse third parties that provide various services to shareholders who are participants in various retirement plans. These services include activities in connection with the provision of personal, continuing services to investors in a Fund. Overhead and other expenses related to service activities, including telephone and other communications expenses, may be included in the amounts expended for such activities. Persons selling or servicing different classes of shares of the Funds may receive different compensation with respect to one particular class of shares as opposed to another in the same Fund.

86

A 12b-1 Plan shall continue in effect from year to year, provided such continuance is approved at least annually by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Independent Trustees. No 12b-1 Plan may be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected class of shares of a Fund, and all material amendments of a 12b-1 Plan must also be approved by the Trustees in the manner described above. Each 12b-1 Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the affected Fund (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the 12b-1 Plan. So long as any 12b-1 Plan is in effect, the selection and nomination of Trustees who are not such interested persons has been committed to those Trustees who are not interested persons. Pursuant to each 12b-1 Plan, the Distributor shall provide the MainStay Group of Funds for review by the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended under each 12b-1 Plan and the purpose for which such expenditures were made. In the Trustees' quarterly review of each 12b-1 Plan, they will consider its continued appropriateness and the level of compensation provided therein. The Trustees have determined that, in their judgment, there is a reasonable likelihood that each 12b-1 Plan will benefit the Fund and its shareholders.

Pursuant to FINRA Rule 2341, the amount which a Fund may pay for distribution expenses, excluding service fees, is limited to 6.25% of the gross sales of the Fund's shares since inception of the Fund's 12b-1 Plan, plus interest at the prime rate plus 1% per annum (less any contingent deferred sales charges ("CDSCs") paid by shareholders to the Distributor or distribution fee (other than service fees) paid by the Funds to the Distributor).

As of the date of this SAI, MainStay CBRE Global Infrastructure Fund and MainStay CBRE Real Estate Fund had not commenced operations. Therefore, no distribution and/or services fees have been paid by these Funds.

87

For the fiscal year ended October 31, 2018, the Funds paid distribution and/or service fees pursuant to the Class A, Investor Class, Class B, Class C, Class R2 and Class R3 Plans as follows:

	YEAR ENDED 10/31/18
	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$249,504	$43,193	$47,912	$242,924	$0	$0
MainStay Income Builder Fund	1,556,219	224,659	352,000	2,486,796	9,866	648
MainStay Large Cap Growth Fund	2,374,287	278,846	302,126	2,192,236	693,871	345,672
MainStay MacKay Common Stock Fund	152,906	43,485	63,987	159,390	0	583
MainStay MacKay Convertible Fund	1,268,730	138,354	174,669	824,466	0	0
MainStay MacKay High Yield Corporate Bond Fund	8,780,506	408,582	945,846	6,154,587	20,766	2,394
MainStay MacKay Infrastructure Bond Fund	186,899	56,306	39,568	79,940	0	0
MainStay MacKay International Equity Fund	156,000	62,735	56,011	81,037	2,194	6,556
MainStay MacKay Tax Free Bond Fund	3,882,233	24,796	80,144	1,142,888	0	0
MainStay MacKay Unconstrained Bond Fund	652,903	52,548	131,847	1,482,888	5,632	628
MainStay MAP Equity Fund	1,004,309	217,886	322,073	755,721	6,207	9,911
MainStay Money Market Fund	0	0	0	0	0	0
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	689,744	136,586	220,321	874,407	11,976	27,278
MainStay Candriam Emerging Markets Equity Fund[1]	153	164	0	657	0	0
MainStay Conservative Allocation Fund	794,725	95,973	264,657	667,646	0	1,488
MainStay Epoch Capital Growth Fund	543	218	0	468	0	0
MainStay Epoch Global Equity Yield Fund	1,474,919	26,165	0	1,688,242	1,131	3,228
MainStay Epoch International Choice Fund	72,355	16,520	0	107,422	48,637	34,308
MainStay Epoch U.S. All Cap Fund	88,183	25,136	35,663	41,688	0	0
MainStay Epoch U.S. Equity Yield Fund	1,065,305	270,478	230,633	476,931	12,763	21,852
MainStay Floating Rate Fund	944,638	53,021	57,954	1,461,991	0	911
MainStay Growth Allocation Fund	636,101	179,854	398,683	278,205	0	2,073
MainStay Indexed Bond Fund	49,562	7,210	0	0	0	0
MainStay MacKay California Tax Free Opportunities Fund	287,492	793	0	140,714	0	0
MainStay MacKay Emerging Markets Equity Fund	32,186	4,894	0	23,872	0	0
MainStay MacKay Growth Fund	1,085,711	313,926	281,613	52,703	148	0
MainStay MacKay High Yield Municipal Bond Fund	2,658,879	9,354	0	3,963,807	0	0
MainStay MacKay International Opportunities Fund	120,779	10,769	0	392,760	0	0
MainStay MacKay New York Tax Free Opportunities Fund	409,294	898	0	251,269	0	0
MainStay MacKay S&P 500 Index Fund	1,347,769	103,781	0	0	0	0
MainStay MacKay Short Duration High Yield Fund	1,015,872	14,400	0	494,145	216	368
MainStay MacKay Small Cap Core Fund	426,937	139,121	135,199	169,923	371	918
MainStay MacKay Total Return Bond Fund	128,279	14,614	39,009	179,728	238	340
MainStay MacKay U.S. Equity Opportunities Fund	322,483	14,185	0	1,089,936	0	0
MainStay Moderate Allocation Fund	1,267,418	217,055	602,301	656,019	0	2,033
MainStay Moderate Growth Allocation Fund	1,301,205	293,915	681,261	542,144	0	1,996
1	MainStay Candriam Emerging Markets Equity Fund commenced operations on November 15, 2017. The amounts shown are for the period since inception.

88

For the fiscal year ended October 31, 2017, the Funds paid distribution and/or service fees pursuant to the Class A, Investor Class, Class B, Class C, Class R2 and Class R3 Plans as follows:

	YEAR ENDED 10/31/17
	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$257,119	$62,789	$67,013	$308,728	$0	$0
MainStay Income Builder Fund	1,451,636	368,106	413,699	2,593,690	7,803	640
MainStay Large Cap Growth Fund	2,151,350	403,958	338,849	2,531,191	821,445	400,032
MainStay MacKay Common Stock Fund	110,222	57,744	67,384	160,569	0	184
MainStay MacKay Convertible Fund	1,063,904	201,069	210,993	818,828	0	0
MainStay MacKay High Yield Corporate Bond Fund	9,039,556	687,314	1,218,513	6,992,177	25,896	1,298
MainStay MacKay Infrastructure Bond Fund	199,503	89,940	56,441	126,771	0	0
MainStay MacKay International Equity Fund	105,206	78,210	63,717	72,109	2,886	6,400
MainStay MacKay Tax Free Bond Fund	3,358,023	355,626	92,938	1,256,318	0	0
MainStay MacKay Unconstrained Bond Fund	832,149	75,728	167,782	1,914,272	1,730	396
MainStay MAP Equity Fund	788,632	355,626	388,302	868,741	7,527	4,604
MainStay Money Market Fund	0	0	0	0	0	0
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	629,306	204,259	269,816	1,016,066	44,363	24,852
MainStay Candriam Emerging Markets Equity Fund[1]	N/A	N/A	N/A	N/A	N/A	N/A
MainStay Conservative Allocation Fund	662,307	182,184	314,551	752,083	0	294
MainStay Epoch Capital Growth Fund	125	97	0	284	0	0
MainStay Epoch Global Equity Yield Fund	2,074,163	27,982	0	2,022,955	860	872
MainStay Epoch International Choice Fund	83,332	19,359	0	113,272	66,070	40,470
MainStay Epoch U.S. All Cap Fund	65,164	32,271	39,976	40,712	0	0
MainStay Epoch U.S. Equity Yield Fund	510,842	203,568	131,142	332,369	11,998	12,359
MainStay Floating Rate Fund	912,224	72,868	76,872	1,638,124	0	206
MainStay Growth Allocation Fund	386,640	325,794	456,419	277,444	0	254
MainStay Indexed Bond Fund	65,903	12,074	0	0	0	0
MainStay MacKay California Tax Free Opportunities Fund	264,187	913	0	131,204	0	0
MainStay MacKay Emerging Markets Equity Fund	12,235	2,483	0	13,500	0	0
MainStay MacKay Growth Fund	718,245	499,660	315,689	46,367	111	0
MainStay MacKay High Yield Municipal Bond Fund	2,074,337	11,158	0	3,876,825	0	0
MainStay MacKay International Opportunities Fund	158,649,	11,146	0	359,748	0	0
MainStay MacKay New York Tax Free Opportunities Fund	311,067	875	0	210,747	0	0
MainStay MacKay S&P 500 Index Fund	1,236,434	136,965	0	0	0	0
MainStay MacKay Short Duration High Yield Fund	558,718	16,696	0	540,401	288	160
MainStay MacKay Small Cap Core Fund	327,688	210,389	173,737	191,789	309	670
MainStay MacKay Total Return Bond Fund	380,217	21,654	55,964	228,663	304	398
MainStay MacKay U.S. Equity Opportunities Fund	317,731	13,839	0	958,489	0	0
MainStay Moderate Allocation Fund	953,442	424,314	700,711	703,750	0	720
MainStay Moderate Growth Allocation Fund	850,901	572,168	795,785	539,176	0	594
1	MainStay Candriam Emerging Markets Equity Fund commenced operations on November 15, 2017. Therefore, there is no information available for this Fund.

89

For the fiscal year ended October 31, 2016, the Funds paid distribution and/or service fees pursuant to the Class A, Investor Class, Class B, Class C, Class R2 and Class R3 Plans as follows:

	YEAR ENDED 10/31/16
	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$255,403	$65,278	$75,236	$359,899	$0	$0
MainStay Income Builder Fund	1,398,774	387,179	416,823	2,357,212	766	119
MainStay Large Cap Growth Fund	2,555,498	435,122	410,445	3,542,923	1,316,064	490,240
MainStay MacKay Common Stock Fund	120,769	55,398	65,812	210,989	0	92
MainStay MacKay Convertible Fund	938,343	199,245	233,505	828,194	0	0
MainStay MacKay High Yield Corporate Bond Fund	8,285,033	696,637	1,302,104	6,404,633	23,429	258
MainStay MacKay Infrastructure Bond Fund	227,591	103,797	78,069	203,354	0	0
MainStay MacKay International Equity Fund	111,958	82,635	78,051	84,727	3,024	5,432
MainStay MacKay Tax Free Bond Fund	2,462,797	42,142	90,560	1,158,034	0	0
MainStay MacKay Unconstrained Bond Fund	1,159,772	78,496	182,685	2,548,686	265	96
MainStay MAP Equity Fund	750,614	356,337	460,307	1,052,323	14,746	4,630
MainStay Money Market Fund	0		0	0	0	0
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	585,735	201,961	287,229	1,042,185	109,721	17,052
MainStay Conservative Allocation Fund	626,046	178,465	342,355	771,217	0	146
MainStay Epoch Capital Growth Fund[1]	22	22	0	87	0	0
MainStay Epoch Global Equity Yield Fund	2,192,232	28,850	0	2,381,608	427	109
MainStay Epoch International Choice Fund	108,567	20,555	0	134,908	97,047	48,316
MainStay Epoch U.S. All Cap Fund	55,096	30,127	41,296	40,531	0	0
MainStay Epoch U.S. Equity Yield Fund	42,012	5,587	0	50,393	0	0
MainStay Floating Rate Fund	776,091	72,134	80,479	1,640,483	0	88
MainStay Growth Allocation Fund	319,000	296,994	478,029	248,678	0	91
MainStay Indexed Bond Fund	93,857	12,538	0	0	0	0
MainStay MacKay California Tax Free Opportunities Fund	242,331	648	0	86,910	0	0
MainStay MacKay Emerging Markets Equity Fund	5,803	1,302	0	6,828	0	0
MainStay MacKay Growth Fund	673,890	518,798	369,169	51,082	98	0
MainStay MacKay High Yield Municipal Bond Fund	1,922,041	9,244	0	3,615,439	0	0
MainStay MacKay International Opportunities Fund	275,729	12,763	0	396,456	0	0
MainStay MacKay New York Tax Free Opportunities Fund	217,586	654	0	159,926	0	0
MainStay MacKay S&P 500 Index Fund	1,403,242	105,525	0	0	0	0
MainStay MacKay Short Duration High Yield Fund	333,733	12,880	0	444,164	101	90
MainStay MacKay Small Cap Core Fund	290,263	201,312	192,902	194,637	226	150
MainStay MacKay Total Return Bond Fund	987,815	21,591	72,574	270,204	2,158	134
MainStay MacKay U.S. Equity Opportunities Fund	436,420	11,219	0	803,073	0	0
MainStay Moderate Allocation Fund	866,301	401,996	742,149	697,365	0	186
MainStay Moderate Growth Allocation Fund	732,659	525,252	839,435	517,083	0	120

1	MainStay Epoch Capital Growth Fund commenced operations on June 30, 2016. The amounts shown are for the period since inception.

90

For the fiscal year ended October 31, 2018, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Class A shares of the Funds:

	YEAR ENDED 10/31/18
CLASS A SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$110,604	$16,938	$2,681
MainStay Income Builder Fund	997,419	140,151	6,964
MainStay Large Cap Growth Fund	1,083,868	150,997	9,253
MainStay MacKay Common Stock Fund	141,165	21,389	468
MainStay MacKay Convertible Fund	1,039,126	147,025	3,940
MainStay MacKay High Yield Corporate Bond Fund	5,120,899	721,299	82,144
MainStay MacKay Infrastructure Bond Fund	23,005	2,846	19
MainStay MacKay International Equity Fund	141,032	20,710	1,844
MainStay MacKay Tax Free Bond Fund	327,841	43,118	143,604
MainStay MacKay Unconstrained Bond Fund	238,870	32,990	12,160
MainStay MAP Equity Fund	282,488	39,167	453
MainStay Money Market Fund	1,176	(24)	27,445
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	429,004	60,507	807
MainStay Candriam Emerging Markets Equity Fund[1]	0	0	0
MainStay Conservative Allocation Fund	1,014,147	142,423	10,613
MainStay Epoch Capital Growth Fund	1,595	218	0
MainStay Epoch Global Equity Yield Fund	201,069	27,712	19,311
MainStay Epoch International Choice Fund	27,835	4,064	440
MainStay Epoch U.S. All Cap Fund	67,650	9,771	1,793
MainStay Epoch U.S. Equity Yield Fund	265,296	37,810	2,344
MainStay Floating Rate Fund	605,429	70,743	58,599
MainStay Growth Allocation Fund	728,737	96,791	1,448
MainStay Indexed Bond Fund	43,921	4,553	8
MainStay MacKay California Tax Free Opportunities Fund	88,461	11,075	22,616
MainStay MacKay Emerging Markets Equity Fund	72,327	11,388	7,516
MainStay MacKay Growth Fund	150,732	21,002	465
MainStay MacKay High Yield Municipal Bond Fund	846,538	109,422	111,809
MainStay MacKay International Opportunities Fund	93,100	13,396	7,029
MainStay MacKay New York Tax Free Opportunities Fund	81,722	11,372	24,233
MainStay MacKay S&P 500 Index Fund	797,135	81,185	18,881
MainStay MacKay Short Duration High Yield Fund	243,329	28,986	17,533
MainStay MacKay Small Cap Core Fund	215,633	30,750	698
MainStay MacKay Total Return Bond Fund	85,412	12,223	1,608
MainStay MacKay U.S. Equity Opportunities Fund	444,721	60,490	7,696
MainStay Moderate Allocation Fund	1,306,295	178,461	3,462
MainStay Moderate Growth Allocation Fund	1,531,229	207,385	2,630

1	MainStay Candriam Emerging Markets Equity Fund commenced operations on November 15, 2017. The amounts shown are for the period since inception.

91

For the fiscal year ended October 31, 2017, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Class A shares of the Funds:

	YEAR ENDED 10/31/17
CLASS A SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$122,721	$18,262	$1,185
MainStay Income Builder Fund	1,195,285	167,839	7,203
MainStay Large Cap Growth Fund	514,221	68,485	16,310
MainStay MacKay Common Stock Fund	66,938	9,655	858
MainStay MacKay Convertible Fund	826,347	115,447	10,593
MainStay MacKay High Yield Corporate Bond Fund	6,477,635	940,966	44,797
MainStay MacKay Infrastructure Bond Fund	45,230	5,785	11,573
MainStay MacKay International Equity Fund	42,326	6,150	1,395
MainStay MacKay Tax Free Bond Fund	377,310	47,981	252,416
MainStay MacKay Unconstrained Bond Fund	338,631	48,903	7,500
MainStay MAP Equity Fund	179,659	24,832	2,756
MainStay Money Market Fund	964	14	31,667
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	422,814	59,641	4,086
MainStay Conservative Allocation Fund	574,159	83,474	5,308
MainStay Epoch Capital Growth Fund	0	0	0
MainStay Epoch Global Equity Yield Fund	253,838	33,668	2,164
MainStay Epoch International Choice Fund	30,203	4,478	1,731
MainStay Epoch U.S. All Cap Fund	75,106	10,923	356
MainStay Epoch U.S. Equity Yield Fund	151,192	21,320	2,621
MainStay Floating Rate Fund	529,918	60,039	30,215
MainStay Growth Allocation Fund	329,841	44,745	4,350
MainStay Indexed Bond Fund	19,050	1,851	291
MainStay MacKay California Tax Free Opportunities Fund	79,249	7,728	51,478
MainStay MacKay Emerging Markets Equity Fund	22,788	3,249	2,724
MainStay MacKay Growth Fund	70,356	9,564	4,234
MainStay MacKay High Yield Municipal Bond Fund	1,024,983	128,591	154,622
MainStay MacKay International Opportunities Fund	166,144	23,595	362
MainStay MacKay New York Tax Free Opportunities Fund	148,996	19,720	6,081
MainStay MacKay S&P 500 Index Fund	611,407	64,507	3,341
MainStay MacKay Short Duration High Yield Fund	238,947	26,531	14,262
MainStay MacKay Small Cap Core Fund	140,471	19,918	3,233
MainStay MacKay Total Return Bond Fund	132,790	19,124	2,883
MainStay MacKay U.S. Equity Opportunities Fund	468,259	61,958	5,176
MainStay Moderate Allocation Fund	763,791	107,314	5,914
MainStay Moderate Growth Allocation Fund	787,572	107,252	3,188

92

For the fiscal year ended October 31, 2016, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Class A shares of the Funds:

	YEAR ENDED 10/31/16
CLASS A SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$164,856	$25,580	$3,779
MainStay Income Builder Fund	1,234,995	168,036	5,425
MainStay Large Cap Growth Fund	519,355	72,138	7,004
MainStay MacKay Common Stock Fund	48,160	7,171	308
MainStay MacKay Convertible Fund	386,839	53,154	2,286
MainStay MacKay High Yield Corporate Bond Fund	5,256,726	746,772	26,189
MainStay MacKay Infrastructure Bond Fund	94,243	14,422	160
MainStay MacKay International Equity Fund	20,496	2,748	132
MainStay MacKay Tax Free Bond Fund	771,207	98,436	206,101
MainStay MacKay Unconstrained Bond Fund	278,743	40,862	8,321
MainStay MAP Equity Fund	148,524	20,564	1,843
MainStay Money Market Fund	6,716	845	66,599
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	331,137	47,939	420
MainStay Conservative Allocation Fund	678,480	98,447	63
MainStay Epoch Capital Growth Fund[1]	0	0	0
MainStay Epoch Global Equity Yield Fund	345,143	47,175	3,568
MainStay Epoch International Choice Fund	9,717	1,101	473
MainStay Epoch U.S. All Cap Fund	65,222	8,770	527
MainStay Epoch U.S. Equity Yield Fund	153,618	20,346	0
MainStay Floating Rate Fund	360,928	44,658	14,640
MainStay Growth Allocation Fund	315,030	42,610	4,859
MainStay Indexed Bond Fund	50,150	5,514	162
MainStay MacKay California Tax Free Opportunities Fund	96,825	14,760	0
MainStay MacKay Emerging Markets Equity Fund	7,056	851	82
MainStay MacKay Growth Fund	80,566	10,643	602
MainStay MacKay High Yield Municipal Bond Fund	1,528,561	189,761	88,774
MainStay MacKay International Opportunities Fund	159,906	21,556	987
MainStay MacKay New York Tax Free Opportunities Fund	225,456	28,244	12,585
MainStay MacKay S&P 500 Index Fund	417,026	42,825	287
MainStay MacKay Short Duration High Yield Fund	213,364	26,134	15,211
MainStay MacKay Small Cap Core Fund	93,085	13,455	983
MainStay MacKay Total Return Bond Fund	118,129	18,343	548
MainStay MacKay U.S. Equity Opportunities Fund	662,785	89,326	13,583
MainStay Moderate Allocation Fund	799,991	109,870	6,976
MainStay Moderate Growth Allocation Fund	730,798	100,018	410

1	MainStay Epoch Capital Growth Fund commenced operations on June 30, 2016. The amounts shown are for the period since inception.

93

For the fiscal year ended October 31, 2018, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Investor Class shares of the Funds:

	YEAR ENDED 10/31/18
INVESTOR CLASS SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$36,745	$4,467	$23
MainStay Income Builder Fund	253,044	33,974	10
MainStay Large Cap Growth Fund	446,763	60,653	7
MainStay MacKay Common Stock Fund	100,870	13,410	6
MainStay MacKay Convertible Fund	245,240	32,645	36
MainStay MacKay High Yield Corporate Bond Fund	665,372	79,211	12
MainStay MacKay Infrastructure Bond Fund	23,112	2,567	0
MainStay MacKay International Equity Fund	86,828	11,675	4
MainStay MacKay Tax Free Bond Fund	36,225	4,141	43
MainStay MacKay Unconstrained Bond Fund	57,844	6,973	5
MainStay MAP Equity Fund	189,366	25,163	8
MainStay Money Market Fund	0	0	179
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	253,547	33,811	5
MainStay Candriam Emerging Markets Equity Fund[1]	865	104	0
MainStay Conservative Allocation Fund	504,560	68,192	0
MainStay Epoch Capital Growth Fund	643	108	0
MainStay Epoch Global Equity Yield Fund	33,364	4,354	13
MainStay Epoch International Choice Fund	18,851	2,548	0
MainStay Epoch U.S. All Cap Fund	58,928	7,769	3
MainStay Epoch U.S. Equity Yield Fund	153,599	20,616	16
MainStay Floating Rate Fund	100,371	9,623	30
MainStay Growth Allocation Fund	975,183	132,389	0
MainStay Indexed Bond Fund	10,748	934	0
MainStay MacKay California Tax Free Opportunities Fund	6,269	692	0
MainStay MacKay Emerging Markets Equity Fund	37,509	5,113	0
MainStay MacKay Growth Fund	123,829	17,395	24
MainStay MacKay High Yield Municipal Bond Fund	51,351	5,951	7
MainStay MacKay International Opportunities Fund	30,962	4,211	0
MainStay MacKay New York Tax Free Opportunities Fund	9,161	1,181	0
MainStay MacKay S&P 500 Index Fund	406,389	34,734	35
MainStay MacKay Short Duration High Yield Fund	32,358	3,019	0
MainStay MacKay Small Cap Core Fund	159,111	21,255	14
MainStay MacKay Total Return Bond Fund	30,026	3,756	0
MainStay MacKay U.S. Equity Opportunities Fund	55,839	7,480	0
MainStay Moderate Allocation Fund	1,218,651	164,533	0
MainStay Moderate Growth Allocation Fund	1,566,863	212,975	193

1	MainStay Candriam Emerging Markets Equity Fund commenced operations on November 15, 2017. The amounts shown are for the period since inception.

94

For the fiscal year ended October 31, 2017, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Investor Class shares of the Funds:

	YEAR ENDED 10/31/17
INVESTOR CLASS SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$50,341	$6,423	$5
MainStay Income Builder Fund	332,189	44,359	0
MainStay Large Cap Growth Fund	355,613	47,848	187
MainStay MacKay Common Stock Fund	90,959	12,047	0
MainStay MacKay Convertible Fund	231,744	31,106	110
MainStay MacKay High Yield Corporate Bond Fund	1,031,419	125,572	382
MainStay MacKay Infrastructure Bond Fund	37,375	4,155	1
MainStay MacKay International Equity Fund	72,600	9,884	19
MainStay MacKay Tax Free Bond Fund	59,217	6,946	0
MainStay MacKay Unconstrained Bond Fund	90,924	11,136	0
MainStay MAP Equity Fund	274,631	37,220	3
MainStay Money Market Fund	0	0	278
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	307,988	41,257	3
MainStay Conservative Allocation Fund	599,370	80,800	0
MainStay Epoch Capital Growth Fund	452	62	0
MainStay Epoch Global Equity Yield Fund	41,150	5,373	219
MainStay Epoch International Choice Fund	21,500	2,854	0
MainStay Epoch U.S. All Cap Fund	62,163	8,312	3
MainStay Epoch U.S. Equity Yield Fund	126,321	16,868	0
MainStay Floating Rate Fund	115,057	11,285	132
MainStay Growth Allocation Fund	1,149,174	154,407	23
MainStay Indexed Bond Fund	12,355	1,070	0
MainStay MacKay California Tax Free Opportunities Fund	3,448	401	0
MainStay MacKay Emerging Markets Equity Fund	18,309	2,450	0
MainStay MacKay Growth Fund	164,847	22,821	8
MainStay MacKay High Yield Municipal Bond Fund	54,614	6,281	554
MainStay MacKay International Opportunities Fund	32,448	4,319	0
MainStay MacKay New York Tax Free Opportunities Fund	8,375	969	0
MainStay MacKay S&P 500 Index Fund	420,491	36,256	0
MainStay MacKay Short Duration High Yield Fund	43,986	4,304	0
MainStay MacKay Small Cap Core Fund	202,373	27,879	8
MainStay MacKay Total Return Bond Fund	43,411	5,218	0
MainStay MacKay U.S. Equity Opportunities Fund	49,379	6,634	0
MainStay Moderate Allocation Fund	1,436,709	193,179	16
MainStay Moderate Growth Allocation Fund	1,978,070	265,600	4

95

For the fiscal year ended October 31, 2016, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Investor Class shares of the Funds:

	YEAR ENDED 10/31/16
INVESTOR CLASS SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$51,239	$6,547	$14
MainStay Income Builder Fund	232,084	31,063	8
MainStay Large Cap Growth Fund	296,479	39,739	207
MainStay MacKay Common Stock Fund	61,479	8,381	0
MainStay MacKay Convertible Fund	133,012	17,408	3
MainStay MacKay High Yield Corporate Bond Fund	745,142	88,234	49
MainStay MacKay Infrastructure Bond Fund	47,054	6,313	0
MainStay MacKay International Equity Fund	54,340	7,317	4
MainStay MacKay Tax Free Bond Fund	89,611	10,775	0
MainStay MacKay Unconstrained Bond Fund	104,491	12,925	3
MainStay MAP Equity Fund	227,496	30,728	84
MainStay Money Market Fund	0	0	605
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	229,293	30,860	35
MainStay Conservative Allocation Fund	530,553	71,258	74
MainStay Epoch Capital Growth Fund[1]	0	0	0
MainStay Epoch Global Equity Yield Fund	40,364	4,855	0
MainStay Epoch International Choice Fund	6,945	897	0
MainStay Epoch U.S. All Cap Fund	36,957	4,732	0
MainStay Epoch U.S. Equity Yield Fund	33,523	4,379	100
MainStay Floating Rate Fund	67,677	6,651	182
MainStay Growth Allocation Fund	1,031,226	138,426	66
MainStay Indexed Bond Fund	16,287	1,524	0
MainStay MacKay California Tax Free Opportunities Fund	8,533	1,036	0
MainStay MacKay Emerging Markets Equity Fund	5,039	681	0
MainStay MacKay Growth Fund	133,182	18,087	53
MainStay MacKay High Yield Municipal Bond Fund	56,292	5,659	144
MainStay MacKay International Opportunities Fund	37,895	5,086	2
MainStay MacKay New York Tax Free Opportunities Fund	8,041	942	0
MainStay MacKay S&P 500 Index Fund	244,775	21,224	37
MainStay MacKay Short Duration High Yield Fund	35,285	3,585	0
MainStay MacKay Small Cap Core Fund	126,125	16,970	72
MainStay MacKay Total Return Bond Fund	52,280	6,401	0
MainStay MacKay U.S. Equity Opportunities Fund	60,219	7,847	0
MainStay Moderate Allocation Fund	1,282,261	173,359	178
MainStay Moderate Growth Allocation Fund	1,813,820	242,139	0

1	MainStay Epoch Capital Growth Fund commenced operations on June 30, 2016. The amounts shown are for the period since inception.

96

For the fiscal years ended October 31, 2018, October 31, 2017 and October 31, 2016, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Class B shares of the Funds:

CLASS B SHARES	YEAR ENDED 10/31/18	YEAR ENDED 10/31/17	YEAR ENDED 10/31/16
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$4,569	$7,814	$22,722
MainStay Income Builder Fund	36,688	62,433	55,157
MainStay Large Cap Growth Fund	33,047	62,152	80,774
MainStay MacKay Common Stock Fund	7,188	26,114	28,076
MainStay MacKay Convertible Fund	14,051	25,272	22,065
MainStay MacKay High Yield Corporate Bond Fund	110,370	152,120	172,544
MainStay MacKay Infrastructure Bond Fund	4,384	14,005	30,061
MainStay MacKay International Equity Fund	3,588	14,813	13,952
MainStay MacKay Tax Free Bond Fund	12,651	30,638	45,120
MainStay MacKay Unconstrained Bond Fund	22,546	35,655	30,715
MainStay MAP Equity Fund	28,066	52,624	51,306
MainStay Money Market Fund[1]	47,481	55,475	61,255
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	22,450	40,284	48,510
MainStay Conservative Allocation Fund	38,554	56,341	81,565
MainStay Epoch U.S. All Cap Fund	4,395	6,203	10,297
MainStay Epoch U.S. Equity Yield Fund	18,819	9,571	0
MainStay Floating Rate Fund	4,977	10,259	50,691
MainStay Growth Allocation Fund	50,550	73,670	87,974
MainStay MacKay Growth Fund	28,649	49,650	54,378
MainStay MacKay High Yield Municipal Bond Fund	0	0	0
MainStay MacKay Small Cap Core Fund	12,838	38,559	39,393
MainStay MacKay Total Return Bond Fund	6,653	11,384	3,450
MainStay Moderate Allocation Fund	81,035	112,966	132,158
MainStay Moderate Growth Allocation Fund	81,620	134,047	159,858

1	The amount shown represents proceeds from CDSCs that were assessed on redemptions of shares that had previously been exchanged from other Funds into the MainStay Money Market Fund.

97

For the fiscal years ended October 31, 2018, October 31, 2017 and October 31, 2016, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Class C shares of the Funds:

CLASS C SHARES	YEAR ENDED 10/31/18	YEAR ENDED 10/31/17	YEAR ENDED 10/31/16
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$804	$2,589	$6,921
MainStay Income Builder Fund	24,925	37,746	55,730
MainStay Large Cap Growth Fund	7,241	11,281	31,503
MainStay MacKay Common Stock Fund	1,076	967	3,632
MainStay MacKay Convertible Fund	9,874	8,180	4,672
MainStay MacKay High Yield Corporate Bond Fund	28,292	66,902	48,958
MainStay MacKay Infrastructure Bond Fund	190	2,858	2,881
MainStay MacKay International Equity Fund	1,004	623	873
MainStay MacKay Tax Free Bond Fund	20,531	58,782	27,613
MainStay MacKay Unconstrained Bond Fund	5,229	10,981	29,673
MainStay MAP Equity Fund	1,513	2,991	2,345
MainStay Money Market Fund[1]	16,452	23,394	28,196
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	7,605	11,754	14,034
MainStay Conservative Allocation Fund	10,194	11,435	20,197
MainStay Epoch Capital Growth Fund[2]	0	0	0
MainStay Epoch Global Equity Yield Fund	10,930	20,926	23,712
MainStay Epoch International Choice Fund	312	1,086	2,797
MainStay Epoch U.S. All Cap Fund	270	235	546
MainStay Epoch U.S. Equity Yield Fund	1,755	2,767	811
MainStay Floating Rate Fund	18,509	24,449	16,647
MainStay Growth Allocation Fund	5,510	5,432	3,728
MainStay MacKay California Tax Free Opportunities Fund	2,183	12,493	7,697
MainStay MacKay Emerging Markets Equity Fund	378	292	670
MainStay MacKay Growth Fund	451	667	746
MainStay MacKay High Yield Municipal Bond Fund	30,384	73,342	46,537
MainStay MacKay International Opportunities Fund	7,636	5,521	17,598
MainStay MacKay New York Tax Free Opportunities Fund	3,130	11,770	7,089
MainStay MacKay Short Duration High Yield Fund	19,532	29,096	24,682
MainStay MacKay Small Cap Core Fund	876	493	1,436
MainStay MacKay Total Return Bond Fund	2,052	2,560	5,995
MainStay MacKay U.S. Equity Opportunities Fund	8,550	20,762	24,368
MainStay Moderate Allocation Fund	8,066	13,267	11,740
MainStay Moderate Growth Allocation Fund	9,436	9,227	9,988
1	The amount shown represents proceeds from CDSCs that were assessed on redemptions of shares that had previously been exchanged from other Funds into the MainStay Money Market Fund.
2	MainStay Epoch Capital Growth Fund commenced operations on June 30, 2016. The amounts shown are for the period since inception.

98

For the fiscal year ended October 31, 2018, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class A shares of each Fund:

CLASS A EXPENSE CATEGORIES	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTORS WITH RESPECT TO FUND
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$225	$211	$25,710	$133,591	$185,270	$19,368	$364,375
MainStay Income Builder Fund	1,335	1,232	147,124	1,046,523	1,197,833	100,768	2,494,815
MainStay Large Cap Growth Fund	5,394	4,739	485,407	813,201	2,058,316	347,000	3,714,057
MainStay MacKay Common Stock Fund	229	221	26,982	119,477	153,961	12,126	312,996
MainStay MacKay Convertible Fund	3,208	2,871	303,255	770,713	1,206,109	194,275	2,480,431
MainStay MacKay High Yield Corporate Bond Fund	12,009	11,015	1,253,144	7,069,596	5,516,769	897,574	14,760,107
MainStay MacKay Infrastructure Bond Fund	15	16	3,738	152,451	49,381	6,244	211,845
MainStay MacKay International Equity Fund	207	199	24,387	122,905	149,247	15,368	312,312
MainStay MacKay Tax Free Bond Fund	11,282	9,837	982,739	702,353	3,988,304	394,584	6,089,099
MainStay MacKay Unconstrained Bond Fund	1,105	974	101,925	251,649	495,874	65,570	917,097
MainStay MAP Equity Fund	209	208	34,682	627,702	480,251	71,561	1,214,612
MainStay Money Market Fund	923	1,314	235,748	1,200	1,422	72,344	312,951
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	222	242	39,681	530,923	443,042	35,735	1,049,845
MainStay Candriam Emerging Markets Equity Fund[2]	0	0	0	60	0	0	60
MainStay Conservative Allocation Fund	354	410	67,542	1,136,177	393,189	41,899	1,639,571
MainStay Epoch Capital Growth Fund	3	3	260	405	4,050	4,033	8,754
MainStay Epoch Global Equity Yield Fund	3,840	3,313	325,534	76,872	1,194,374	161,107	1,765,040
MainStay Epoch International Choice Fund	43	40	5,171	31,109	56,358	9,586	102,307
MainStay Epoch U.S. All Cap Fund	45	50	7,799	59,961	82,800	4,406	155,061
MainStay Epoch U.S. Equity Yield Fund	364	345	48,832	666,352	611,907	53,011	1,380,811
MainStay Floating Rate Fund	2,371	2,309	280,145	694,627	861,503	127,781	1,968,737
MainStay Growth Allocation Fund	453	438	56,813	893,952	406,159	36,448	1,394,262
MainStay Indexed Bond Fund	51	53	7,318	47,367	43,140	3,285	101,213
MainStay MacKay California Tax Free Opportunities Fund	2,993	2,606	252,726	88,283	758,642	88,722	1,193,972
MainStay MacKay Emerging Markets Equity Fund	185	174	19,669	28,491	63,965	7,160	119,643
MainStay MacKay Growth Fund	127	125	25,323	887,253	256,096	39,924	1,208,848
MainStay MacKay High Yield Municipal Bond Fund	45,877	39,573	3,743,581	726,782	3,236,571	1,313,885	9,106,269
MainStay MacKay International Opportunities Fund	258	229	23,899	18,745	155,417	19,586	218,134
MainStay MacKay S&P 500 Index Fund	1,204	1,185	154,152	842,249	1,103,849	87,746	2,190,384
MainStay MacKay Short Duration High Yield Fund	11,323	9,810	940,240	228,170	994,651	424,410	2,608,604
MainStay MacKay Small Cap Core Fund	195	197	28,525	282,974	283,988	24,148	620,027
MainStay MacKay Total Return Bond Fund	68	67	9,418	73,635	110,987	390,136	584,311
MainStay MacKay U.S. Equity Opportunities Fund	952	849	88,562	77,014	560,195	38,454	766,025
MainStay MacKay New York Tax Free Opportunities Fund	3,273	2,832	271,624	42,065	856,291	97,305	1,273,390
MainStay Moderate Allocation Fund	608	639	95,690	1,781,487	380,305	58,285	2,317,013
MainStay Moderate Growth Allocation Fund	856	843	113,025	1,891,051	454,582	65,870	2,526,228

1	May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.
2	MainStay Candriam Emerging Markets Equity Fund commenced operations on November 15, 2017. The amounts shown are for the period since inception.

99

For the fiscal year ended October 31, 2018, it is estimated that the following amounts were spent for distribution-related activities with respect to the Investor Class shares of each Fund:

INVESTOR CLASS EXPENSE CATEGORIES	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTORS WITH RESPECT TO FUND
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$14	$15	$2,422	$66,111	$1,885	$1,700	$72,146
MainStay Income Builder Fund	81	87	13,916	392,904	10,969	9,196	427,153
MainStay Large Cap Growth Fund	409	384	45,015	492,987	73,962	19,6266	632,382
MainStay MacKay Common Stock Fund	26	29	4,571	115,354	2,224	2,259	124,463
MainStay MacKay Convertible Fund	54	66	11,484	314,721	5,262	6,324	337,912
MainStay MacKay High Yield Corporate Bond Fund	217	244	38,320	876,912	31,717	20,085	967,495
MainStay MacKay Infrastructure Bond Fund	14	13	2,074	69,761	2,184	1,952	76,000
MainStay MacKay International Equity Fund	13	14	2,470	120,915	4,695	2,910	131,017
MainStay MacKay Tax Free Bond Fund	16	18	2,749	53,075	1,237	1,328	58,423
MainStay MacKay Unconstrained Bond Fund	22	24	3,783	96,837	2,835	2,315	105,816
MainStay MAP Equity Fund	80	80	11,891	325,306	11,750	8,587	357,695
MainStay Money Market Fund	125	165	27,962	0	0	8,599	36,851
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	74	81	12,329	309,605	7,642	6,605	336,335
MainStay Candriam Emerging Markets Equity Fund[2]	0	0	43	823	0	10	877
MainStay Conservative Allocation Fund	268	251	28,545	466,015	8,763	10,490	514,331
MainStay Epoch Capital Growth Fund	0	0	33	725	0	13	771
MainStay Epoch Global Equity Yield Fund	39	36	4,227	41,153	9,349	1,847	56,651
MainStay Epoch International Choice Fund	3	5	899	29,181	848	631	31,568
MainStay Epoch U.S. All Cap Fund	22	22	3,042	64,133	1,242	1,442	69,904
MainStay Epoch U.S. Equity Yield Fund	89	86	12,522	671,945	12,864	10,087	707,592
MainStay Floating Rate Fund	39	49	8,153	130,818	1,762	3,369	144,190
MainStay Growth Allocation Fund	587	534	57,649	882,699	18,329	21,178	980,977
MainStay Indexed Bond Fund	4	5	787	14,837	183	381	16,198
MainStay MacKay California Tax Free Opportunities Fund	1	1	269	7,146	0	83	7,500
MainStay MacKay Emerging Markets Equity Fund	4	7	1,359	29,469	243	443	31,524
MainStay MacKay Growth Fund	57	58	10,197	370,745	19,400	10,443	410,901
MainStay MacKay High Yield Municipal Bond Fund	7	12	2,532	53,043	234	835	56,663
MainStay MacKay International Opportunities Fund	34	35	4,407	28,921	8,040	1,476	42,913
MainStay MacKay S&P 500 Index Fund	1	2	367	7,650	0	109	8,128
MainStay MacKay Short Duration High Yield Fund	142	170	26,690	401,544	4,109	9,387	442,042
MainStay MacKay Small Cap Core Fund	60	62	9,183	238,439	8,728	5,899	262,370
MainStay MacKay Total Return Bond Fund	20	24	3,778	43,365	205	1,321	48,712
MainStay MacKay U.S. Equity Opportunities Fund	6	8	1,406	35,539	516	713	38,189
MainStay MacKay New York Tax Free Opportunities Fund	20	21	3,072	53,971	1,596	1,159	59,839
MainStay Moderate Allocation Fund	870	800	87,570	1,112,959	11,887	30,583	1,244,668
MainStay Moderate Growth Allocation Fund	671	620	69,512	1,418,570	14,992	27,183	1,531,547

1	May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on fund share sales or fund assets.
2	MainStay Candriam Emerging Markets Equity Fund commenced operations on November 15, 2017. The amounts shown are for the period since inception.

100

For the fiscal year ended October 31, 2018, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class B shares of each Fund:

CLASS B EXPENSE CATEGORIES	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTORS WITH RESPECT TO FUND
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$2	$2	$267	$6,990	$4,467	$447	$12,174
MainStay Income Builder Fund	4	4	1,243	45,276	38,776	2,917	88,220
MainStay Large Cap Growth Fund	1	2	939	40,702	21,850	2,391	65,884
MainStay MacKay Common Stock Fund	0	0	203	11,515	4,758	477	16,953
MainStay MacKay Convertible Fund	2	2	643	26,263	14,640	1,376	42,926
MainStay MacKay High Yield Corporate Bond Fund	14	13	3,643	95,817	129,726	7,684	236,896
MainStay MacKay Infrastructure Bond Fund	0	0	122	7,102	2,625	371	10,221
MainStay MacKay International Equity Fund	0	0	168	11,024	2,936	446	14,574
MainStay MacKay Tax Free Bond Fund	2	2	554	6,037	33,685	1,191	41,470
MainStay MacKay Unconstrained Bond Fund	1	1	459	10,879	21,316	1,060	33,717
MainStay MAP Equity Fund	1	1	963	56,266	15,150	2,446	74,828
MainStay Money Market Fund	0	0	493	0	260	2,585	3,327
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	1	1	660	34,569	17,140	1,695	54,067
MainStay Conservative Allocation Fund	1	1	799	53,576	10,368	1,935	66,680
MainStay Epoch U.S. Equity Fund	1	1	671	39,375	9,331	1,715	51,094
MainStay Epoch U.S. All Cap Fund	0	0	106	5,679	1,967	265	8,018
MainStay Floating Rate Fund	3	2	376	6,144	8,591	517	15,633
MainStay Growth Allocation Fund	0	1	1,112	82,656	12,143	2,796	98,708
MainStay MacKay Growth Fund	1	1	830	58,691	8,204	1,983	69,710
MainStay MacKay Small Cap Core Fund	0	0	391	23,206	7,323	1,004	31,925
MainStay MacKay Total Return Bond Fund	0	0	128	2,995	6,644	296	10,064
MainStay Moderate Allocation Fund	4	4	1,999	131,629	14,553	4,432	152,622
MainStay Moderate Growth Allocation Fund	3	3	2,161	147,519	15,695	4,856	170,237

1	May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on fund share sales or fund assets.

101

For the fiscal year ended October 31, 2018, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class C shares of each Fund:

CLASS C EXPENSE CATEGORIES	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTORS WITH RESPECT TO FUND
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$56	$49	$5,232	$37,725	$198,889	$3,264	$245,216
MainStay Income Builder Fund	1,171	1,009	100,424	124,683	2,119104	48,088	2,394,479
MainStay Large Cap Growth Fund	405	352	38,691	107,972	1,756,1700	26,202	1,929,792
MainStay MacKay Common Stock Fund	15	14	1,847	29,571	125,903	1,595	158,945
MainStay MacKay Convertible Fund	567	488	47,643	80,870	700,898	20,220	850,686
MainStay MacKay High Yield Corporate Bond Fund	1,366	1,195	130,302	1,408,890	4,409,854	83,982	6,035,589
MainStay MacKay Infrastructure Bond Fund	15	13	1,467	27,500	48,942	1,007	78,944
MainStay MacKay International Equity Fund	39	34	3,376	17,370	63,509	1,601	85,928
MainStay MacKay Tax Free Bond Fund	1,282	1,105	109,098	111,777	1,118,331	48,665	1,390,259
MainStay MacKay Unconstrained Bond Fund	284	247	27,088	143,669	1,288,572	18,432	1,478,292
MainStay MAP Equity Fund	47	42	6,048	81,996	599,621	7,820	695,574
MainStay Money Market Fund	42	55	9,749	0	504	4,110	14,460
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	134	118	13,729	138,231	671,444	10,621	834,278
MainStay Candriam Emerging Markets Equity Fund[2]	3	2	208	148	496	64	921
MainStay Conservative Allocation Fund	84	81	10,927	408,412	226,963	7,189	653,655
MainStay Epoch Capital Growth Fund	0	0	6	438	0	4	449
MainStay Epoch Global Equity Yield Fund	319	275	29,941	31,847	1,594,798	21,709	1,678,888
MainStay Epoch International Choice Fund	24	21	2,259	10,132	97,255	1,495	111,187
MainStay Epoch U.S. All Cap Fund	5	5	651	14,517	20,670	447	36,294
MainStay Epoch U.S. Equity Yield Fund	41	36	4,773	68,635	343,619	4,978	422,083
MainStay Floating Rate Fund	789	683	68,233	234,849	1,165,435	31,302	1,501,291
MainStay Growth Allocation Fund	93	85	9,618	168,429	92,637	4,482	275,345
MainStay MacKay California Tax Free Opportunities Fund	458	392	37,056	8,974	175,777	13,043	235,701
MainStay MacKay Emerging Markets Equity Fund	3	3	418	4,462	17,507	263	22,656
MainStay MacKay Growth Fund	42	36	3,530	18,480	31,299	1,445	54,832
MainStay MacKay High Yield Municipal Bond Fund	3,109	2,669	257,431	121,980	3,731,111	105,413	4,221,714
MainStay MacKay International Opportunities Fund	279	239	23,148	5,894	343,701	9,450	382,712
MainStay MacKay New York Tax Free Opportunities Fund	829	711	67,006	1,807	322,650	23,558	416,561
MainStay MacKay Short Duration High Yield Fund	400	344	33,319	75,838	402,387	13,160	525,449
MainStay MacKay Small Cap Core Fund	14	13	1,743	35,339	120,238	1,963	159,311
MainStay MacKay Total Return Bond Fund	35	31	3,376	35,544	137,955	2,186	179,128
MainStay MacKay U.S. Equity Opportunities Fund	1,056	906	86,548	11,216	957,099	34,097	1,090,921
MainStay Moderate Allocation Fund	128	118	14,116	412,231	204,559	8,099	639,251
MainStay Moderate Growth Allocation Fund	125	115	13,718	357,950	149,203	7,304	528,415

1	May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on fund share sales or fund assets.
2	MainStay Candriam Emerging Markets Equity Fund commenced operations on November 15, 2017. The amounts shown are for the period since inception.

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For the fiscal year ended October 31, 2018, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class R2 shares of each Fund:

CLASS R2 EXPENSE CATEGORIES	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTORS WITH RESPECT TO FUND
MAINSTAY FUNDS
MainStay Income Builder Fund	$18	$16	$1,545	$15	$9,837	$710	$12,141
MainStay Large Cap Growth Fund	2,613	2,239	212,727	748	719,751	99,029	1,037,106
MainStay MacKay Common Stock Fund	0	0	0	0	0	0	0
MainStay MacKay High Yield Corporate Bond Fund	312	267	24,913	455	19,171	8,161	53,278
MainStay MacKay International Equity Fund	22	19	1,778	0	2,041	599	4,459
MainStay MacKay Unconstrained Bond Fund	112	96	8,917	49	5,609	2,870	17,652
MainStay MAP Equity Fund	6	6	620	759	9,937	349	11,677
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	53	45	4,285	0	18,254	1,602	24,238
MainStay Epoch Global Equity Yield Fund	19	16	1,481	0	1,026	482	3,023
MainStay Epoch International Choice Fund	175	150	14,373	0	50,673	5,686	71,058
MainStay Epoch U.S. Equity Yield Fund	20	17	1,762	161	17,168	1,009	20,137
MainStay MacKay Small Cap Core Fund	1	1	50	0	248	950	1,249
MainStay MacKay Growth Fund	0	0	31	0	0	13	45
MainStay MacKay Short Duration High Yield Fund	0	0	2	0	132	6	140
MainStay MacKay Total Return Bond Fund	0	0	3	0	162	7	171
1	May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on fund share sales or fund assets.

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For the fiscal year ended October 31, 2018, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class R3 shares of each Fund:

CLASS R3 EXPENSE CATEGORIES	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTORS WITH RESPECT TO FUND
MAINSTAY FUNDS
MainStay Income Builder Fund	$0	$0	$60	$163	$331	$22	$577
MainStay Large Cap Growth Fund	569	490	47,344	1,382	344,259	20,632	414,675
MainStay MacKay Common Stock Fund	0	1	137	56	347	40	580
MainStay MacKay High Yield Corporate Bond Fund	4	5	768	1,463	904	227	3,371
MainStay MacKay International Equity Fund	18	15	1,535	239	6,370	540	8,716
MainStay MacKay Unconstrained Bond Fund	0	1	141	209	277	41	670
MainStay MAP Equity Fund	83	71	6,688	1,465	8,536	2,164	19,007
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	35	32	3,415	1,857	32,760	1,329	39,429
MainStay Conservative Allocation Fund	2	3	648	1,033	312	173	2,171
MainStay Epoch Global Equity Yield Fund	3	3	458	509	2,637	160	3,770
MainStay Epoch International Choice Fund	64	55	5,237	760	33,526	2,072	41,714
MainStay Epoch U.S. Equity Yield Fund	24	21	2,086	2,107	19,908	896	25,041
MainStay Floating Rate Fund	6	6	713	630	180	205	1,740
MainStay Growth Allocation Fund	2	3	652	547	1,353	180	2,736
MainStay MacKay Short Duration High Yield Fund	1	2	305	177	46	77	607
MainStay MacKay Total Return Bond Fund	1	1	227	0	210	58	496
MainStay MacKay Small Cap Core Fund	0	1	109	530	214	37	890
MainStay Moderate Allocation Fund	2	3	506	1,132	747	148	2,537
MainStay Moderate Growth Allocation Fund	2	3	658	1,414	431	180	2,689

1	May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on fund share sales or fund assets.

Shareholder Services Plans; Service Fees

The Board has adopted separate shareholder services plans with respect to the Class R1, Class R2 and Class R3 shares of the Funds (each a "Services Plan"). Only certain Funds currently offer Class R1, Class R2 and Class R3 shares. Under the terms of the Services Plans, each Fund is authorized to pay to New York Life Investments, its affiliates or independent third-party service providers as compensation for services rendered by New York Life Investments to shareholders of the Class R1, Class R2 and Class R3 shares, in connection with the administration of plans or programs that use Fund shares as their funding medium a shareholder servicing fee at the rate of 0.10% on an annualized basis of the average daily net assets of the Class R1, Class R2 and Class R3 shares.

Each Services Plan provides that it may not take effect until approved by vote of a majority of both (i) the Board and (ii) the Independent Trustees. Each Services Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Board and the Independent Trustees.

 Each Services Plan provides that it may not be amended to materially increase the costs that holders of Class R1, Class R2 and Class R3 shares of a Fund may bear under the Services Plan without the approval of a majority of both (i) the Board and (ii) the Independent Trustees, cast in person at a meeting called for the purpose of voting on such amendments.

Each Services Plan provides that the Manager shall provide to the Board, and the Board shall review at least quarterly, a written report of the amounts expended in connection with the performance of service activities, and the purposes for which such expenditures were made. Services provided under the Services Plan include maintaining separate records for each contract owner, disbursing or crediting to shareholders all proceeds of redemptions of shares of the Funds and all dividends and other distributions not reinvested in shares of the Funds, preparing and transmitting to shareholders periodic statements, as required by law, supporting and responding to service inquiries from shareholders, and maintaining and preserving all records required by law to be maintained and preserved in connection with providing the services for shareholders.

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PROXY VOTING POLICIES AND PROCEDURES

It is the policy of the Funds that proxies received by the Funds are voted in the best interests of the Funds' shareholders. The Board has adopted Proxy Voting Policies and Procedures for the Funds that delegate all responsibility for voting proxies received relating to the Funds' portfolio securities to New York Life Investments, subject to the oversight of the Board. The Manager has adopted its own Proxy Voting Policies and Procedures in order to assure that proxies voted on behalf of the Funds are voted in the best interests of the Funds and their shareholders. Where a Fund has retained the services of a Subadvisor to provide day-to-day portfolio management for the Fund, the Manager may delegate proxy voting authority to the Subadvisor; provided that, as specified in the Manager's Proxy Voting Policies and Procedures, the Subadvisor either (1) follows the Manager's Proxy Voting Policy and the Funds' Procedures; or (2) has demonstrated that its proxy voting policies and procedures are consistent with the Manager's Proxy Voting Policies and Procedures or are otherwise implemented in the best interests of the Manager's clients and appear to comply with governing regulations. The Funds may revoke all or part of this delegation (to the Manager and/or Subadvisors as applicable) at any time by a vote of the Board.

Conflicts of Interest. When a proxy presents a conflict of interest, such as when the Manager has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and the Manager or an affiliated entity of the Manager, both the Funds' and the Manager's proxy voting policies and procedures mandate that the Manager follow an alternative voting procedure rather than voting proxies in its sole discretion. In these cases, the Manager may: (1) cause the proxies to be voted in accordance with the recommendations of an independent service provider; (2) notify the Funds' Board or a designated committee of the Manager, or a representative of either of the conflict of interest and seek a waiver of the conflict to permit the Manager to vote the proxies as it deems appropriate and in the best interest of Fund shareholders, under its usual policy; or (3) forward the proxies to the Funds' Board, or a designated committee of the Manager, so that the Board or the committee may vote the proxies itself. In the case of proxies received in connection with a fund of funds structure, whereby the Manager, on behalf of a Fund, receives proxies in its capacity as a shareholder in an Affiliated Underlying Fund, the Manager may vote in accordance with its predetermined or custom voting guidelines, if applicable. If there is no relevant predetermined guideline, the Manager will vote in accordance with the recommendation of its independent service provider, Institutional Shareholder Services Inc. (“ISS”). If ISS does not provide a recommendation, the Manager then may address the conflict by “echoing” or “mirroring” the vote of the other shareholders in the Affiliated Underlying Fund.

In the case of proxies received in connection with a fund of funds structure, whereby the Manager, on behalf of a Fund, receives proxies in its capacity as a shareholder in an Unaffiliated Underlying Fund, where the Fund relies on Section 12(d)(1)(F) of the 1940 Act, the Fund will either seek instructions from its shareholders as to how to vote shares of the Unaffiliated Underlying Fund, or vote the shares in the same proportion as the vote of all other shareholders of the acquired fund or “echoing” or “mirroring” the vote of the other shareholders in the Affiliated Underlying Fund.

As part of their delegation of proxy voting responsibility to the Manager, the Funds also delegated to the Manager responsibility for resolving conflicts of interest based on the use of acceptable alternative voting procedures, as described above. If the Manager chooses to override a voting recommendation made by ISS, the Manager’s compliance department will review the override prior to voting to determine the existence of any potential conflicts of interest. If the compliance department determines a material conflict may exist, the issue is referred to the Manager’s Proxy Voting Committee who will consider the facts and circumstances and determine whether to allow the override or take other action, such as the alternative voting procedures just mentioned.

Manager's Proxy Voting Guidelines. To assist the Manager in approaching proxy-voting decisions for the Funds and its other clients, the Manager has adopted proxy-voting guidelines ("Guidelines") with respect to certain recurring issues. These Guidelines are reviewed on an annual basis by the Manager's Proxy Voting Committee and revised when the Proxy Voting Committee determines that a change is appropriate. The Manager has selected ISS, an unaffiliated third-party proxy research and voting service, to assist it in researching and voting proxies. With respect to each proxy received, ISS researches the proxy and provides a recommendation to the Manager as to how to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings to the Guidelines. The Funds' portfolio managers (or other designated personnel) have the responsibility to accept or reject any ISS proxy voting recommendation ("Recommendation"). The Manager will memorialize the basis for any decision to override a Recommendation, to abstain from voting, and to resolve any conflicts as further discussed below. In addition, the Manager may choose not to vote a proxy if the cost of voting outweighs the possible benefit; if the vote would have an indeterminable or insignificant effect on the client's economic interests or the value of the portfolio holding; or if a jurisdiction imposes share blocking restrictions which prevent the Manager from exercising its voting authority.

The Manager has retained voting authority for the MainStay Balanced Fund (portion), MainStay Conservative Allocation Fund, MainStay Growth Allocation Fund, MainStay Moderate Allocation Fund and MainStay Moderate Growth Allocation Fund.

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Guidelines Examples

The following examples illustrate the Guidelines with respect to certain typical proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all matters addressed in the Guidelines, and whether the Manager supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information. To the extent a Subadvisor, to which the Manager has delegated proxy-voting authority, utilizes ISS, these Guidelines apply to the Subadvisor unless specified otherwise for a particular Subadvisor.

•	Board of Directors. The Manager/Subadvisor will vote on director nominees in an uncontested election on a case-by-case basis, examining such factors as the composition of the board and key board committees, attendance at board meetings, generally voting against or withholding votes for individual directors who attend less than 75% of board and committee meetings without an acceptable reason, corporate governance provisions and takeover activity. Also, the Manager/Subadvisor will withhold votes from overboarded CEO directors, defined as serving on more than three boards (including their own). Also, the Manager will withhold votes from directors who sit on more than six public company boards. In a contested election of directors, the Manager/Subadvisor will evaluate the nominees based on such factors as the long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates) the likelihood that the proposed objectives and goals can be met; and stock ownership positions. The Manager/Subadvisor generally supports proposals to fix the board size or designate a range for the board size. However, the Manager/Subadvisor will vote against management ability to alter the size of a specified range without shareholder approval. In addition, the Manager/Subadvisor supports proposals to repeal classified boards or elect all directors annually. The Manager/Subadvisor also supports proposals seeking that a majority or more of the board be independent. The Manager/Subadvisor generally votes against shareholder proposals to impose a mandatory retirement age for outside directors. The Manager/Subadvisor will vote against or withhold votes from Compensation Committee members if the company has poor compensation practices.

•	Anti-takeover Defenses and Voting Related Issues. The Manager/Subadvisor generally evaluates advance notice proposals on a case-by-case basis, supporting proposals that allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible. The Manager/Subadvisor generally supports shareholder proposals that ask a company to submit its poison pill for shareholder ratification; proposals to allow or make easier shareholder action by written consent; and proposals to lower supermajority vote requirements. The Manager/Subadvisor generally votes against proposals to restrict or prohibit shareholder ability to call special shareholder meetings and proposals giving the board exclusive authority to amend the bylaws.

•	Capital Structure. Generally, votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis using a model developed by ISS. The Manager/Subadvisor will generally vote for proposals to create a new class of nonvoting or subvoting common stock if it is intended for financing purposes with minimal or no dilution to current shareholders and if it is not designed to preserve the voting power of an insider or significant shareholder. The Manager/Subadvisor will generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going certain is uncertain. The Manager/Subadvisor will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights, when no shares have been issued or reserved for a specific purpose.

•	Executive and Director Compensation. Proposals regarding compensation plans are reviewed on a case-by-case basis using a methodology focusing on the transfer of shareholder wealth. Generally, the Manager/Subadvisor will support proposals seeking additional information regarding compensation, but will vote against proposals which set absolute levels on compensation or dictate amount or form of compensation. Generally, the Manager/Subadvisor will also support shareholder "say on pay" proposals.

Subadvisor Proxy Voting Guidelines. Below are summaries of each Subadvisor's proxy voting policies and procedures with respect to the Funds where the Manager has delegated proxy voting authority to a Subadvisor. These summaries are not an exhaustive list of all the issues that may arise or of all matters addressed in the applicable proxy voting policies and procedures, and whether the Subadvisor supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information. These summaries have either been provided by the Subadvisor or summarized by the Manager on behalf of the Subadvisor.

MainStay Candriam Emerging Markets Debt Fund and MainStay Candriam Emerging Markets Equity Fund

The Manager has delegated proxy-voting authority to the Funds' Subadvisors, Candriam Belgium and Candriam Luxembourg. A summary of their proxy voting policies and procedures is provided below.

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To assist Candriam Belgium and Candriam Luxembourg in researching and voting proxies, they utilize the research and implementation services of ISS, the world’s leading provider of corporate governance solutions. ISS provides Proxy Voting recommendations based on its own proxy voting policy or on a proprietary proxy voting policy, the latter being the case for Candriam Belgium and Candriam Luxembourg.

In the vast majority of cases, Candriam Belgium and Candriam Luxembourg's policy is similar to or consistent with ISS' "Benchmark Voting Policy.” There are some specific proxy proposals on which Candriam Belgium and Candriam Luxembourg deviate from ISS’ Benchmark Voting Policy for some markets e.g., the level of independence of the Board or the possibility for non-executives to receive equity grants. Candriam Belgium and Candriam Luxembourg also recognizes that there is no one-size fits all solution and takes into consideration company explanations and market practices when casting its votes.

Candriam Belgium and Candriam Luxembourg's proprietary proxy voting policy is defined by Candriam Belgium and Candriam Luxembourg's Proxy Voting Committee. This Policy is designed to ensure that all proxies are voted in the best interest of its clients without regard to Candriam Belgium and Candriam Luxembourg’s own interests or the interests of its affiliates. Candriam Belgium and Candriam Luxembourg's proxy voting policy is based on four principles:

•	One share, one vote;

•	The equal treatment of shareholders;

•	The accountability of the Board; and

•	The transparency and integrity of financial statements.

Candriam Belgium and Candriam Luxembourg's Proxy Voting Committee defines and adjusts the proxy voting policy and reviews the votes cast at general meetings. Once a year, Candriam Belgium and Candriam Luxembourg head a meeting with ISS to assess the results of the proxy voting season. During this meeting ISS also explains to Candriam Belgium and Candriam Luxembourg any changes to their Benchmark Voting Policy. Those elements are then discussed by Candriam Belgium and Candriam Luxembourg's Proxy Voting Committee and if needed, can lead to some changes in the proxy voting policy. The subsequent policy is communicated to ISS before the new proxy voting season starts.

ISS notifies Candriam Belgium and Candriam Luxembourg in cases of uncertainties the vote to cast following the voting policy. Following this notification, the individuals in charge of Proxy Voting at Candriam Belgium and Candriam Luxembourg cast votes in accordance with the policy. However, they have the possibility to diverge from the policy when it is deemed necessary. In this case, the reasoning and arguments leading to the decision is explained in writing and discussed by the Proxy Voting Committee.

Should a conflict of interest arise, Candriam Belgium and Candriam Luxembourg could abstain from casting a vote or strictly follow ISS’s recommendation. Candriam Belgium and Candriam Luxembourg define a conflict of interest as a situation whereby the management company (or one of its staff) has an interest of a material, professional, commercial or financial nature that clashes with the interest of one or more clients.

The method selected by Candriam Belgium and Candriam Luxembourg to resolve the conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with their duties to their clients.

MainStay Epoch Capital Growth, MainStay Epoch Global Equity Yield, MainStay Epoch International Choice, MainStay Epoch U.S. All Cap, MainStay Epoch U.S. Equity Yield, as well as the equity portion of MainStay Income Builder Fund and a portion of MainStay MAP Equity Fund

The Manager has delegated proxy voting authority to the Funds' Subadvisor, Epoch. A summary of Epoch's proxy voting policies and procedures is provided below.

Epoch maintains proxy voting authority for client accounts, unless otherwise instructed by the client. Epoch votes proxies in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts. Epoch will not respond to proxy solicitor requests unless Epoch determines that it is in the best interest of clients to do so.

In light of Epoch’s fiduciary duty to its clients, and given the complexity of the issues that may be raised in connection with proxy votes, the Epoch has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers. The services provided to Epoch include in-depth research, voting recommendations, vote execution and recordkeeping. Epoch believes that the retention of the services of ISS and the adoption of the proxy voting procedures of ISS adequately addresses the risks of material conflicts that may arise between Epoch's interests and those of its clients.

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Notwithstanding the foregoing, Epoch will use its best judgment to vote proxies in the manner it deems to be in the best interests of its clients. In the event that its judgment differs from that of ISS, or that investment teams within Epoch wish to vote differently with respect to the same proxy in light of their specific strategy, Epoch will memorialize the reasons supporting that judgment and retain a copy of those records for its files. Additionally, Epoch’s CCO will periodically review the voting of proxies to ensure that all such votes, particularly those diverging from the judgment of ISS, were voted consistent with Epoch’s fiduciary duties.

On at least an annual basis, the Epoch’s CCO or a designee will review this Proxy Voting and Class Action Monitoring policy.

MainStay Balanced (equity portion), MainStay Income Builder (fixed-income portion and asset allocation), MainStay MacKay California Tax Free Opportunities, MainStay MacKay Common Stock, MainStay MacKay Convertible, MainStay MacKay Emerging Markets Equity, MainStay MacKay Growth, MainStay MacKay High Yield Corporate Bond, MainStay MacKay High Yield Municipal Bond, MainStay MacKay Infrastructure Bond, MainStay MacKay International Equity, MainStay MacKay International Opportunities, MainStay MacKay New York Tax Free Opportunities, MainStay MacKay S&P 500 Index, MainStay MacKay Short Duration High Yield, MainStay MacKay Small Cap Core Fund, MainStay MacKay Tax Free Bond, MainStay MacKay Total Return Bond, MainStay MacKay U.S. Equity Opportunities, and MainStay MacKay Unconstrained Bond Funds

The Manager has delegated proxy-voting authority to the Funds' Subadvisor, MacKay Shields. MacKay Shields' proxy voting policies and procedures is provided below.

1. Introduction

MacKay Shields LLC (“MacKay Shields” or the “Firm”), has adopted these “Proxy Voting Policy and Procedures” (the “Policy”) to ensure the Firm’s compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and other applicable fiduciary obligations. The Policy applies to proxies relating to securities held by clients of MacKay Shields who have delegated the responsibility of voting proxies to the Firm. The Policy is designed to assist Firm employees in meeting their specific responsibilities in this area and to reasonably ensure that proxies are voted in the best interests of the Firm’s clients.

2. Statement of Policy

2.1  It is the policy of MacKay Shields that where the Firm has voting authority, all proxies are to be voted in the best interest of the client without regard to the interests of MacKay Shields or other related parties. Specifically, MacKay Shields shall not subordinate the interests of clients to unrelated objectives, including MacKay Shields’ interests. MacKay Shields shall act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. For purposes of the Policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all MacKay Shields clients share in seeing the value of a common investment increase over time. It is further the policy of the Firm that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records as required by the Advisers Act, be made available to its clients.

2.2  When proxies with respect to securities held by clients of MacKay Shields have not been received by MacKay Shields or its proxy voting service provider, MacKay Shields will make reasonable efforts to obtain missing proxies. MacKay Shields is not responsible for voting proxies it or its proxy voting service provider does not receive.

2.3  MacKay Shields may choose not to vote proxies under the following circumstances:

•	If the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant;

•	If the cost of voting the proxy outweighs the possible benefit to the client; or

•	If a jurisdiction imposes share blocking restrictions which prevent the Firm from trading shares.

3. Use of Third Party Proxy Voting Service Provider

To discharge its responsibility, MacKay Shields has examined third-party services that assist in the researching and voting of proxies and the development of voting guidelines. After such review, the Firm has selected Institutional Shareholder Services, Inc., (“ISS”), to research voting proposals, analyze the financial implications of voting proposals and vote proxies. MacKay Shields utilizes the research and analytical services, operational implementation, administration, record-keeping and reporting services provided by ISS.

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4. Proxy Voting Guidelines

4.1  MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies for non-union clients who so specify will be voted in accordance with the voting recommendations contained in the applicable ISS non-union domestic or global proxy voting guidelines, as in effect from time to time (“Non-Union Guidelines”). Refer to Exhibit A for the current U.S. Summary Proxy Voting Guidelines.

4.2  MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies for union or Taft-Hartley clients who so specify will be voted in accordance with the voting recommendations contained in the applicable ISS Taft-Hartley domestic or international proxy voting guidelines, as in effect from time to time (“Union Guidelines”). A summary of the current Taft-Hartley U.S. Voting Guidelines and Taft-Hartley International Voting Guidelines are attached as Exhibit B.

4.3  For purposes of the Policy, the Non-Union and Union Guidelines are collectively referred to as the Standard Guidelines.

4.4  A client may choose to use proxy voting guidelines different from the Standard Guidelines (“Custom Guidelines”). Any Custom Guidelines must be furnished by the client to MacKay Shields in writing.

4.5  In the event the Standard Guidelines or any client’s Custom Guidelines do not address how a proxy should be voted or state that the vote is to be determined on a “case-by-case” basis, the proxy will be voted in accordance with ISS recommendations, subject to Section 6. In the event that ISS has not made a recommendation, MacKay Shields will follow the procedure set forth in Section 7.

4.6  Notwithstanding the foregoing, MacKay Shields will vote a proxy with respect to a particular security held by a client in accordance with such client’s specific request even if it is in a manner inconsistent with the Standard Guidelines or the client’s Custom Guidelines, as the case may be. Any such specific requests must be furnished to MacKay Shields by the client in writing and must be received by MacKay on a timely basis for instructing ISS how to cast the vote.

4.7  In order to avoid possible conflicts of interest, MacKay Shields votes proxies based on the Standard Guidelines or a client’s Custom Guidelines, as the case may be. However, it is recognized that the Firm’s portfolio management team has the ultimate responsibility for proxy voting.

4.8  For clients using the Standard Guidelines, the Firm will instruct ISS to cast votes in accordance with the Standard Guidelines. For clients using Custom Guidelines, the Firm will provide ISS with a copy of such Custom Guidelines and will instruct ISS to cast votes in accordance with such Custom Guidelines. ISS will cast votes in accordance with the Standard Guidelines or Custom Guidelines, as the case may be, unless instructed otherwise by MacKay Shields as set forth in Sections 6 and 7. Upon receipt of a specific request from a client pursuant to Section 4.6, the Firm will instruct ISS to cast such client’s proxy in accordance with such request.

5. Client Account Set-up and Review

5.1  Initially, MacKay Shields must determine whether the client seeks to retain the responsibility of voting proxies, or seeks to delegate that responsibility to the Firm. The marketing or client service person responsible for setting up the account, in conjunction with MacKay’s Legal/Compliance Department, will have primary responsibility for making that determination. In its sole discretion, the Firm may decline to accept authority to vote a client’s proxies. Any such refusal shall be in writing.

5.2  If MacKay Shields has authority to vote a client’s proxies, the marketing or client service person responsible for setting up the account will ask the client to specify in writing (which may be by e-mail) whether the Firm should vote proxies in accordance with the Non-Union Guidelines, Union Guidelines or Custom Guidelines, unless specified in the client’s investment management agreement.

5.3  In most cases, the delegation of voting authority to MacKay Shields, and the Firm’s use of a third-party proxy voting service provider shall be memorialized in the client’s investment management agreement.

5.4  MacKay Shields shall notify ISS of new client accounts using such form as ISS shall specify from time to time. Designated personnel within the Firm will be responsible for ensuring that each new client’s account for which the Firm has proxy voting authority is established on the appropriate systems and that each such account is properly coded for voting under the appropriate Non-Union Guidelines, Union Guidelines or Custom Guidelines, as the case may be.

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6. Overriding Guidelines

A portfolio manager may propose that a particular proxy vote be cast in a manner different from the Standard Guidelines or an ISS voting recommendation, or may propose an abstention from voting, if he/she believes that to do so, based on all facts and circumstances, is in the best interest of the Firm’s clients as a whole. Any portfolio manager who proposes to override the Standard Guidelines or an ISS voting recommendation on a particular vote or to abstain from voting must complete a Proxy Vote Override/Decision Form, which is set forth in Schedule C. 4

7. Referral of Voting Decision by ISS to MacKay Shields

7.1  In the event that the Standard Guidelines or a client’s Custom Guidelines do not address how a proxy should be voted on a specific proposal for an issuer and ISS has not made a recommendation as to how such proxy should be voted, ISS will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

7.2  In the event that the Standard Guidelines or a client’s Custom Guidelines require a “case-by-case” determination on a particular proxy vote and ISS has not made a recommendation as to how such proxy should be voted, ISS will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

7.3  In the event that ISS determines that a conflict of interest exists as a result of which ISS is precluded from making a recommendation as to how a proxy should be voted on a specific proposal for an issuer, ISS will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

8. Conflicts of Interest

8.1  The Firm’s portfolio managers may make proxy voting decisions in connection with (i) overriding the Standard Guidelines or an ISS voting recommendation pursuant to Section 6, or (ii) deciding on a vote pursuant to Section 7. In such event, the portfolio managers have an affirmative duty to disclose any potential conflict of interest known to them that exists between the Firm and the client on whose behalf the proxy is to be voted (“Conflict”).

8.2.  By way of example, Conflicts may exist in situations where the Firm is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where MacKay Shields or an affiliated person of the Firm also:

•	Manages the issuer’s or proponent’s pension plan;

•	Administers the issuer’s or proponent’s employee benefit plan;

•	Provided brokerage, underwriting, insurance or banking services to the issuer or proponent; or

•	Manages money for an employee group.

Additional Conflicts may exist, among others, if an executive of the Firm or its control affiliates is a close relative of, or has a personal or business relationship with:

•	An executive of the issuer or proponent;

•	A director of the issuer or proponent;

•	A person who is a candidate to be a director of the issuer;

•	A participant in the proxy contest; or

•	A proponent of a proxy proposal.

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8.3  Whether a relationship creates a Conflict will depend on the facts and circumstances. Even if these parties do not attempt to influence the Firm with respect to voting, the value of the relationship to MacKay Shields or an affiliate can create a Conflict.

8.4  After a Proxy Vote Override/Decision Form is completed pursuant to Sections 6 or 7, such Form, which elicits information as to whether a potential Conflict exists, must be submitted to the Legal/Compliance Department for review. If the Firm’s General Counsel (“GC”) or Chief Compliance Officer (“CCO”) determines that there is no potential Conflict, the GC or CCO or their designee may instruct ISS to vote the proxy issue as set forth in the completed Form.

8.5  If the GC or CCO determines that there exists or may exist a Conflict, he or she will refer the issue to the Compliance Committee for consideration by convening (in person or via telephone) an emergency meeting of the Compliance Committee. For purposes of this Policy, a majority vote of those members present shall resolve any Conflict. The Compliance Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual Conflict and make a determination as to how to vote the proxy – i.e., whether to permit or deny the recommendation of the portfolio manager, or whether to take other action, such as delegating the proxy vote to an independent third party or obtaining voting instructions from clients.

8.6  In considering the proxy vote and potential Conflict, the Compliance Committee may review the following factors, including but not limited to:

•	The percentage of outstanding securities of the issuer held on behalf of clients by the Firm.

•	The nature of the relationship of the issuer or proponent with the Firm, its affiliates or its executive officers.

•	Whether there has been any attempt to directly or indirectly influence the portfolio manager’s decision.

•	Whether the direction (for or against) of the proposed vote would appear to benefit the Firm or a related party.

•	Whether an objective decision to vote in a certain way will still create a strong appearance of a Conflict.

MacKay Shields may not abstain from voting any such proxy for the purpose of avoiding Conflict.

9. Securities Lending

If MacKay Shields portfolio managers or their designees become aware of an upcoming shareholder meeting where there is an important vote to be taken, or become aware of a request for consent of security holders on a material matter affecting the investment, MacKay Shields will consider whether to request that clients call back securities loans, if applicable. In determining whether to request that clients call back securities loans, the relevant portfolio manager(s) shall consider whether the benefit to the client in voting the matter or giving or withholding consent outweighs the benefit to the client in keeping the security on loan. There may be instances when MacKay Shields may not be aware of the upcoming shareholder meeting or request for consent with sufficient time in advance to make such a request, or when MacKay Shields’ request that a client call back a securities loan in sufficient time to vote or give or withhold consent may not be successful.

10. Reporting

Upon request, MacKay Shields shall report annually (or more frequently if specifically requested) to its clients on proxy votes cast on their behalf. MacKay Shields will provide any client who makes a written or verbal request with a copy of a report disclosing how MacKay Shields voted securities held in that client’s portfolio. The report will generally contain the following information:

•	The name of the issuer of the security;

•	The security’s exchange ticker symbol;

•	The security’s CUSIP number;

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

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•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether MacKay Shields cast its vote on the matter on behalf of the client;

•	How MacKay Shields voted on behalf of the client; and

•	Whether MacKay Shields voted for or against management on behalf of the client.

11. Record-Keeping

Either MacKay Shields or ISS as indicated below will maintain the following records:

•	A copy of the Policy and MacKay’s Standard Guidelines and Custom Guidelines;

•	A copy of each proxy statement received by MacKay Shields or forwarded to ISS by the client’s custodian regarding client securities;

•	A record of each vote cast by MacKay Shields on behalf of a client;

•	A copy of all documents created by MacKay Shields that were material to making a decision on the proxy voting (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any Conflict, a copy of all guideline override requests and all supporting documents; and

•	A copy of each written request by a client for information on how MacKay Shields voted proxies on behalf of the client, as well as a copy of any written response by MacKay Shields to any request by a client for information on how MacKay Shields voted proxies on behalf of the client; records of oral requests for information or oral responses will not be kept.

Such records must be maintained for at least eight years, the first two years in an appropriate office of MacKay Shields.

12. Review of Voting and Guidelines

As part of its periodic reviews, MacKay Shields’ Legal/Compliance Department will conduct an annual review of the prior year’s proxy voting as well as the guidelines established for proxy voting. Documentation shall be maintained of this review and a report setting forth the results of the review will be presented annually to the Compliance Committee.

13. How to Request Information On How the Firm Voted Proxies

Clients may, at anytime, request and receive information from MacKay Shields as to how the Firm voted proxies for securities held in their account. Any such proxy information request should be in writing and mailed or faxed (212) 754-9205 to MacKay Shields Client Services Department at: MacKay Shields LLC, 1345 Avenue of the Americas , New York, NY 10105, ATTN: Client Services.

MainStay Balanced (fixed-income portion), MainStay Floating Rate, MainStay Indexed Bond and MainStay Money Market Funds

The Manager has delegated proxy-voting authority to the Funds' Subadvisor, NYL Investors. A summary of its proxy voting policies and procedures is provided below.

NYL Investors has adopted a Proxy Policy designed to ensure that where clients have delegated proxy voting authority to NYL Investors, all proxies are voted in the best interest of such clients without regard to the interests of NYL Investors or related parties. For purposes of the Policy, the "best interests of clients" means, unless otherwise specified by the client, the clients' best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. To assist NYL Investors in researching and voting proxies, NYL Investors utilizes the research and implementation services of a third-party proxy service provider, ISS. NYL Investors has also utilized ISS in adopting guidelines with respect to voting certain frequently recurring proxy issues. NYL Investors's Proxy Voting Committee is responsible for general oversight of the Proxy Policy and voting activity.

Where clients have delegated authority to vote proxies to NYL Investors, it votes them in accordance with the standard voting guidelines unless NYL Investors agrees with the client to apply modified guidelines. ISS researches each proxy issue and provides a recommendation to NYL Investors on how to vote based on such research and its application of the research to the applicable voting guidelines. ISS casts votes in accordance with its recommendation unless a portfolio manager believes that it is in the best interests of the client(s) to vote otherwise. To override a proxy recommendation, a portfolio manager must submit a written override request to the Compliance Department. NYL Investors has procedures in place to review each such override request for potential material conflicts of interest between clients and NYL Investors and its affiliates. NYL Investors will memorialize the basis for any decision to override a recommendation or to abstain from voting, including the resolution of any conflicts of interest.

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MainStay MAP Equity Fund (Markston portion)

The Manager has delegated proxy-voting authority to the Fund's Subadvisor, Markston, for the portion of the Fund it subadvises. A summary of Markston’s proxy voting policies and procedures is provided below.

Markston has delegated the authority to vote proxies in accordance with its Proxy Voting Policies and Procedures to ISS, a third party proxy-voting agency. Markston subscribes to ISS's Implied Consent service feature. As ISS research is completed, the ISS Account Manager executes the ballots as Markston's agent according to the vote recommendations and consistent with the ISS Standard Proxy Voting Guidelines. Please see the "Guidelines Examples" section above for examples of Markston's guidelines with respect to certain typical proxy votes.

Markston retains the ability to override any vote if it disagrees with ISS's vote recommendation, and always maintains the option to review and amend votes before they are cast, except in the case of a conflict of interest. When there is an apparent conflict of interest, or the appearance of a conflict of interest, e.g. where Markston may receive fees from a company for advisory or other services at the same time that Markston has investments in the stock of that company, Markston may vote such proxy: (i) by following the vote recommendation of ISS; (ii) as it determines to be in the best interest of the client, provided that such vote would be against Markston's own interest in the matter; or (iii) in a manner that may also benefit Markston provided that they consult with outside counsel to determine what is in the best interest of the client and based on this consultation, votes in a manner which it concludes to be in the best interest of the client. Markston shall memorialize in writing the rationale of each proxy vote cast directly by Markston which involves a conflict of interest. It will be the responsibility of the portfolio manager to notify the chief compliance officer of any conflicts that might occur during proxy voting.

MainStay CBRE Global Infrastructure Fund and MainStay CBRE Real Estate Fund

The Manager has delegated proxy-voting authority to the Fund's Subadvisor, CBRE Clarion. A summary of CBRE Clarion proxy voting policies and procedures is provided below.

Proxy voting is an important right of shareholders, and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. CBRE Clarion has engaged ISS to provide services with respect to proxy voting, including the tracking of proxies received for clients, providing notice to CBRE Clarion concerning dates votes are due, the actual casting of ballots, and recordkeeping. CBRE Clarion provides ISS with its proxy voting guidelines; voting decisions remain within the discretion of CBRE Clarion. On a daily basis, CBRE Clarion: (1) provides ISS with a list of securities held in each account over which CBRE Clarion has voting authority; and (2) reviews an online system maintained by ISS in order to monitor for upcoming votes. When a pending vote is identified, the appropriate CBRE Clarion Analyst reviews the ballots, along with supplemental information about the vote provided by ISS and – if available – other research providers. The Analyst makes the voting decision. If the Analyst votes in contravention of the CBRE Clarion proxy voting guidelines, the rationale for the Analyst’s decision must be written, reviewed and approved by a Senior Portfolio Manager (or designee). The Chief Compliance Officer reviews the written rationale to ensure that the appropriate approval has been received.

Additionally, CBRE Clarion will identify any conflicts in voting proxies which may exist between the interests of CBRE Clarion and its clients. This examination will include a review of the relationship CBRE Clarion has with the companies comprising the firm’s investable universe to determine if the issuer is a client of CBRE Clarion or has some other relationship with the firm. If a material conflict exists CBRE Clarion will determine whether voting in accordance with its voting guidelines is in the best interests of its clients (or particular affected clients).

In general, the operation of the proxy voting process is coordinated by CBRE Clarion’s Securities Operations team. As noted above, ISS provides recordkeeping services, including retaining a copy of each proxy statement received and each vote cast. This information is available to CBRE Clarion upon request.

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MainStay Large Cap Growth Fund

The Manager has delegated proxy-voting authority to the Fund's Subadvisor, Winslow Capital. A summary of Winslow Capital's proxy voting policies and procedures is provided below.

Winslow Capital, pursuant to Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, has adopted Proxy Voting Policies and Procedures pursuant to which Winslow Capital has undertaken to vote all proxies or other beneficial interests in an equity security prudently and solely in the best long-term economic interest of its advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

Winslow Capital will vote all proxies appurtenant to shares of corporate stock held by a plan or account with respect to which Winslow Capital serves as investment manager, unless the investment management contract expressly precludes Winslow Capital, as investment manager, from voting such proxy.

Winslow Capital has delegated the authority to vote proxies in accordance with its Proxy Voting Policies and Procedures to ISS, a third party proxy-voting agency. Winslow Capital subscribes to ISS's Implied Consent service feature. As ISS research is completed, the ISS Vote Execution Team executes the ballots as Winslow Capital's agent according to the vote recommendations and consistent with the ISS Standard Proxy Voting Guidelines. Please see the "Guidelines Examples" section above for examples of Winslow Capital's guidelines with respect to certain typical proxy votes.

Winslow Capital retains the ability to override any vote if it disagrees with ISS's vote recommendation, and always maintains the option to review and amend votes before they are cast, except in the case of a conflict of interest. When there is an apparent conflict of interest, or the appearance of a conflict of interest, e.g. where Winslow Capital may receive fees from a company for advisory or other services at the same time that Winslow Capital has investments in the stock of that company, Winslow Capital will follow the vote recommendation of ISS. Winslow Capital retains documentation of all amended votes.

Fund's Proxy Voting Record. Each Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Funds will provide any shareholder a copy of their proxy voting record for the previous year ended June 30 within three business days of receipt of request, as well as make the proxy voting results available on their website. The most recent Form N-PX is available on the Funds' website at nylinvestments.com/funds or on the SEC's website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the Funds and of New York Life Investments to protect the confidentiality of portfolio holdings information (“Portfolio Holdings”) and to prevent the selective disclosure of non-public information concerning the Funds.

Portfolio Holdings shall not include non-specific or summary information that does not identify specific holdings of a Fund from which the identity of specific portfolio holdings cannot reasonably be derived (including without limitation, the quality or character of a Fund's portfolio), as reasonably determined by New York Life Investments. In addition, a Fund's cash holdings shall not constitute a portfolio holding.

The Manager or a Fund's Subadvisor(s) may share the Fund’s non-public portfolio holdings information with other subadvisors, pricing services and other service providers to the Fund, the Manager or the Subadvisor who require access to such information in order to fulfill their contractual duties to the Fund or to assist the Manager or the Subadvisor in fulfilling its contractual duties to the Fund. As of the date of this SAI, those service providers that may receive information are State Street, U.S. Bancorp Fund Services, LLC, National Association, BNY Mellon, KPMG LLP, PricewaterhouseCoopers LLP, Investment Company Institute, Harte Hanks Response Management Inc., Russell Mellon, ISS, Abel/Noser Corporation, Omgeo LLC, Merrill Corporation, Glass, Lewis & Co., Charles River, UMB Fund Services, BlackRock, Inc., Eze Castle, Broadridge, Trade Informatics LLC, Global Trade Analytics, Commcise, Advent Software Inc., Financial Tracking Technologies LLC, Instinet Inc., MSCI Inc., Moody’s Analytics Knowledge Services (UK) Limited, Northern Trust Corp. and the agent and banks that participate in the Funds' credit facility. This list may be revised from time to time. The Manager may also disclose non-public information regarding a Fund's portfolio holdings information to certain mutual fund analysts, pricing agents, rating and tracking entities, such as Morningstar, Bloomberg, Standard & Poor's, Thomson Financial, Pricing Direct Inc., Markit, ICE Data Services Inc. (ICE), Investment Technology Group, Inc. (ITG), Factset and Lipper Analytical Services, or to other entities that have a legitimate business purpose in receiving such information on a more frequent basis (such as Morgan Stanley Smith Barney or other platform providers). The Manager and each Subadvisor may also disclose non-public information regarding a Fund's portfolio holdings information to certain liquidity analytics vendors, including but not limited to, MSCI, Inc., Bloomberg, State Street, ICE, HedgeMark Advisors, LLC and BlackRock, Inc. in connection with the Liquidity Program. In addition, for the Funds they subadvise, Subadvisors, their agents (e.g., back office service providers) and their employees regularly have access to portfolio holdings more frequently than publicly available. Each Subadvisor is contractually obligated to keep portfolio holdings confidential. Exceptions to the frequency and recipients of the disclosure may be made only with the advance authorization of the CCO, after discussion with the appropriate portfolio manager, upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds. Such disclosure will be reported to the Board at the next regularly scheduled Board meeting.

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In addition, the Manager or a Subadvisor may release statistical or attribution information with respect to a Fund's portfolio holdings prior to the release of the actual portfolio holdings. This information will be released upon authorization of the CCO after receipt of a certification from the Fund's portfolio manager that the information provided will, among other things, not harm the Fund or shareholders.

Non-public portfolio holdings information is provided pursuant to a confidentiality agreement. All confidentiality agreements entered into for the receipt of non-public portfolio holdings information must provide that: (i) the Funds' non-public portfolio holdings information is the confidential property of the Funds and may not be used for any purpose except as expressly provided; (ii) the recipient of the non-public portfolio holdings information (a) agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential and (b) will implement appropriate monitoring procedures; and (iii) upon written request from New York Life Investments or the Funds, the recipient of the non-public portfolio holdings information shall promptly return or destroy the information. In lieu of the separate confidentiality agreements described above, the MainStay Group of Funds may rely on the confidentiality provisions of existing agreements provided New York Life Investments has determined that such provisions adequately protect the MainStay Group of Funds against disclosure or misuse of non-public holdings information.

Generally, employees of the Manager who have access to non-public information regarding the Funds' portfolio holdings information are restricted in their uses of such information pursuant to information barriers and personal trading restrictions contained in the Manager's policies and procedures.

For the Funds they subadvise, the Subadvisors, their agents and their employees regularly have access to portfolio holdings information. Each Subadvisor is contractually obligated to keep portfolio holdings information confidential.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds' shareholders and the Funds' Manager, Subadvisor, Distributor or any affiliated person of the Funds, the disclosure may not be made unless a majority of the Independent Trustees or a majority of a Board committee consisting solely of Independent Trustees approves such disclosure.

The Funds, the Manager and the Subadvisors shall not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any material changes to the policies and procedures for the disclosure of portfolio holdings are reported to the Board on at least an annual basis.

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PORTFOLIO MANAGERS

Each Fund's portfolio managers also have responsibility for the day-to-day management of accounts other than the Funds. Except as otherwise indicated, information regarding these other accounts, as of October 31, 2018, unless otherwise noted, is set forth below.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Jeremy Anagnos[1]	MainStay CBRE Global Infrastructure Fund	1 RIC $247,167,748.71	5 Accounts $152,586,439.89	1 Account $11,724,827.30	0	0	0
Lee Baker	MainStay MacKay S&P 500 Index Fund	1 RIC $2,066,749,724	0	3 Accounts $366,401,353	0	0	0
Steven D. Bleiberg	MainStay Epoch Capital Growth Fund	0	1 Account $486,477,309	0	0	0	0
William J. Booth	MainStay Epoch International Choice Fund	0	8 Accounts $5,417,887,731	14 Accounts $2,446,739,342	0	0	4 Accounts $577,885,049
Jan Boudewijns	MainStay Candriam Emerging Markets Equity Fund	1 RIC $260,894,851	4 Accounts $2,117,109,631	0	0	2 Accounts $99,939,628	0
Magda Branet[2]	MainStay Candriam Emerging Markets Debt Fund	0	4 Accounts $4,097,458,065	0	0	3 Accounts $1,306,771,661	0
Robert Burke[3]	MainStay MacKay Infrastructure Bond Fund	2 RICs $299,115,699	7 Accounts $7,581,965,800	61 Accounts $16,944,756,937	0	2 Accounts $185,594,568	0
Patrick M. Burton	MainStay Large Cap Growth Fund	2 RICs $1,549,000,000	1 Account $1,064,000,000	637 Accounts $5,756,000,000	0	0	4 Accounts $295,000,000
Mark Campellone	MainStay Floating Rate Fund	1 RIC $822,822,191	0	0	0	6 Accounts $2,472,684,832	0
Joseph Cantwell	MainStay MacKay Unconstrained Bond Fund	1 RIC 1,194,783,714	31 Accounts $11,072,920,044	124 Accounts $21,292,402,689	0	1 Account $50,618,013	2 Accounts $2,147,157,089
Stephen R. Cianci	MainStay Income Builder Fund, MainStay MacKay Total Return Bond Fund, MainStay MacKay Unconstrained Bond Fund	3 RICs 1,710,502,016	31 Accounts 11,072,920,044	124 Accounts $21,292,402,689	0	1 Account $50,618,013	2 Accounts $2,147,157,089
Diliana Deltcheva[2]	MainStay Candriam Emerging Markets Debt Fund	0	4 Accounts $4,097,458,065	0	0	3 Accounts $1,306,771,661	0
Robert Dial	MainStay Floating Rate Fund	1 RIC $822,822,191	0	0	0	6 Accounts $2,472,684,832	0
Robert DiMella[3]	MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund	13 RICs $15,985,252,021	7 Accounts $7,581,965,800	61 Accounts $16,944,756,937	0	2 Accounts $185,594,568	0
David Dowden[3]	MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund	13 RICs $15,985,252,021	7 Accounts $7,581,965,800	61 Accounts $16,944,756,937	0	2 Accounts $185,594,568	0
T. Ritson Ferguson[1]	MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund	8 RICs $4,250,325,751.67	18 Accounts $1,498,587,623.74	29 Accounts $2,245,012,898.02	0	1 Account $90,268,785.58	3 Accounts $144,081,434.15
Daniel Foley[1]	MainStay CBRE Global Infrastructure Fund	1 RIC $247,167,748.71	3 Accounts $367,810,369.88	1 Account $11,724,827.30	0	0	0

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		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Carlos Garcia-Tunon	MainStay MacKay International Equity Fund	1 RIC $431,676,384	0	2 Accounts $612,611,642	0	0	0
Hinds Howard[1]	MainStay CBRE Global Infrastructure Fund	1 RIC $247,167,748.71	5 Accounts $152,586,439.89	1 Account $11,724,827.30	0	0	0
Justin Howell	MainStay Epoch U.S. All Cap Fund, MainStay MAP Equity Fund	3 RICs $535,309,516	7 Account $810,597,670	24 Accounts $977,848,008	0	0	3 Accounts $150,532,668
Matt Jacob	MainStay MacKay Unconstrained Bond Fund	1 RIC $1,194,783,714	31 Accounts $11,072,920,044	124 Accounts $21,292,402,689	0	1 Account $50,618,013	2 Accounts $2,147,157,089
Justin H. Kelly	MainStay Large Cap Growth Fund	2 RICs $1,549,000,000	2 Accounts $1,141,000,000	637 Accounts $5,756,000,000	0	0	4 Accounts $295,000,000
Migene Kim	MainStay Balanced Fund, MainStay MacKay Common Stock Fund, MainStay MacKay Growth Fund, MainStay MacKay Small Cap Core Fund, MainStay MacKay U.S. Equity Opportunities Fund	8 RICs $2,886,638,858	2 Accounts $83,017,917	21 Accounts $1,960,412,091	0	0	0
Poul Kristensen	MainStay Asset Allocation Funds	6 RICs $5,661,226,648	0	0	0	0	0
John Lawlor[3]	MainStay MacKay Infrastructure Bond Fund	4 RICs $270,995,566	7 Accounts $7,581,965,800	61 Accounts $16,944,756,937	0	2 Accounts $185,594,568	0
Frances Lewis[3]	MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund	12 RICs $15,815,975,437	7 Accounts $7,581,965,800	61 Accounts $16,944,756,937	0	2 Accounts $185,594,568	0
John Loffredo[3]	MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund	13 RICs $15,985,252,021	7 Accounts $7,581,965,800	61 Accounts $16,944,756,937	0	2 Accounts $185,594,568	0
Christopher Mey[2]	MainStay Candriam Emerging Markets Debt Fund	0	3 Accounts $3,745,439,074	0	0	2 Accounts $1,251,160,951	0
Jonathan Miniman[1]	MainStay CBRE Real Estate Fund	2 RICs $742,732,906.91	2 Accounts $63,193,257.53	8 Accounts $933,006,298.28	0	0	0

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		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Neil Morlarty, III	MainStay Income Builder Fund, MainStay MacKay Total Return Bond Fund, MainStay MacKay Unconstrained Bond Fund	3 RICs 1,710,502,016	31 Accounts 11,072,920,044	124 Accounts 21,292,402,689	0	1 Account 50,618,013	2 Accounts 2,147,157,089
Christopher Mullarkey	MainStay MAP Equity Fund	0	0	9 Accounts $119,529,187	0	0	0
James Mulvey	MainStay MAP Equity Fund	0	0	13 Accounts $179,786,328	0	0	0
Ian Murdoch	MainStay MacKay International Equity Fund	1 RIC $431,676,384	0	2 Accounts $612,611,642	0	0	0
Francis J. Ok	MainStay MacKay S&P 500 Index Fund	1 RIC $2,066,749,724	0	3 Accounts $366,401,353	0	0	0
Mona Patni[4]	MainStay Balanced Fund, MainStay MacKay Common Stock Fund, MainStay MacKay Growth Fund, MainStay MacKay Small Cap Core Fund, MainStay MacKay U.S. Equity Opportunities Fund	6 RICs $2,777,055,650	2 Accounts $83,017,917	21 Accounts $1,960,412,091	0	0	0
David Pearl	MainStay Epoch U.S. All Cap Fund, MainStay MAP Equity Fund	3 RICs $535,309,516	20 Accounts $7,594,628,144	47 Accounts $4,033,604,444	0	0	7 Accounts $728,417,716
Glen Petraglia	MainStay Epoch International Choice Fund	0	4 Accounts $2,392,657,567	1 Account $6,472,360	0	0	0
Michael Petty[3]	MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund	13 RICs $15,985,252,021	7 Accounts $7,581,965,800	61 Accounts $16,944,756,937	0	2 Accounts $185,594,568	0
William W. Priest	MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Income Builder Fund, MainStay MAP Equity Fund	6 RICs $4,316,832,292	32 Accounts $12,688,212,433	97 Accounts $9,115,108,261	0	1 Account $38,533,430	9 Accounts $810,772,100

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		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Dan Roberts	MainStay Income Builder Fund, MainStay MacKay Total Return Bond Fund, MainStay MacKay Unconstrained Bond Fund	7 RICs $2,461,932,261	31 Accounts $11,072,920,044	124 Accounts $21,292,402,689	0	1 Account $50,618,013	2 Accounts $2,147,157,089
Lawrence Rosenberg	MainStay MacKay International Equity Fund	1 RIC $431,676,384	0	2 Accounts $612,611,642	0	0	0
AJ Rzad	MainStay Balanced Fund, MainStay Indexed Bond Fund	4 RICs $1,605,680,787	6 Accounts $1,902,521,842	17 Accounts 10,104,459,533	0	0	0
Mohamed Lamine Saidi	MainStay Candriam Emerging Markets Equity Fund	1 RIC $260,894,851	4 Accounts $2,117,109,631	0	0	2 Accounts $99,939,628	0
Philip Screve	MainStay Candriam Emerging Markets Equity Fund	1 RIC $260,894,851	4 Accounts $2,117,109,631	0	0	2 Accounts $99,939,628	0
David J. Siino	MainStay Epoch Capital Growth Fund	0	1 Account $486,477,309	0	0	0	0
Edward Silverstein	MainStay MacKay Convertible Fund	1 RIC $814,956,030	0	13 Accounts $1,020,550,181	0	0	0
Joseph P. Smith[1]	MainStay CBRE Real Estate Fund	7 RICs $4,003,158,002.96	12 Accounts $1,182,277,822.36	28 Accounts $2,233,288,070.72	0	1 Account $90,268,785.58	3 Accounts $144,081,434.15
Kenneth Sommer	MainStay Balanced Fund, MainStay Indexed Bond Fund	3 RICs $1,168,872,991	6 Accounts $1,902,521,842	17 Accounts $10,104,459,533	0	0	0
Amit Soni	MainStay Asset Allocation Funds	6 RICs $5,661,226,648	0	0	0	0	0
Scott Sprauer[3]	MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund	13 RICs $15,985,252,021	7 Accounts $7,581,965,800	61 Accounts $16,944,756,937	0	2 Accounts $185,594,568	0
Andrew Susser	MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Short Duration High Yield Fund	1 RIC $2,893,655,060	7 Accounts $499,056,111	48 Accounts $9,602,635,493	0	0	0
Jonathan Swaney	MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay Income Builder Fund	8 RICs $6,623,098,435	0	0	0	0	0
Shu-Yang Tan	MainStay MacKay Unconstrained Bond Fund	1 RIC 1,194,783,714	31 Accounts $11,072,920,044	124 Accounts $21,292,402,689	0	1 Account $50,618,013	2 Accounts $2,147,157,089
Rui Tang[4]	MainStay MacKay Emerging Markets Equity Fund, MainStay MacKay International Opportunities Fund	1 RIC $242,740,834	1 Account $22,822,171	0	0	0	0

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		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
John Tobin	MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Income Builder Fund	6 RICs $4,316,832,292	15 Accounts $4,409,676,019	19 Accounts $4,803,206,798	0	0	0
Arthur Torrey	MainStay Floating Rate Fund	1 RIC $822,822,191	0	0	0	6 Accounts $2,472,684,832	0
Kera Van Valen	MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Income Builder Fund	6 RICs $4,316,832,292	15 Accounts $4,409,676,019	19 Accounts $4,803,206,798	0	0	0
Ping Wang	MainStay MacKay Emerging Markets Equity Fund, MainStay MacKay International Opportunities Fund	1 RIC $242,740,834	2 Accounts 83,017,917	21 Accounts $1,960,412,091	0	0	0
Kenneth Weinberg[1]	MainStay CBRE Real Estate Fund	7 RICs $4,003,158,002.96	11 Accounts $1,174,317,911.88	28 Accounts $2,233,288,070.72	0	1 Account $90,268,785.58	3 Accounts $144,081,434.15
Michael A. Welhoelter	MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Income Builder Fund, MainStay MAP Equity Fund	10 RICs $4,964,656,284	40 Accounts $12,616,682,992	104 Accounts $9,750,217,513	0	1 Account $38,533,430	9 Accounts $810,772,100
Jae S. Yoon	MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay Income Builder Fund	8 RICs $6,623,098,435	0	0	0	0	0

1	The information presented is as of October 31, 2019
2	The information presented is as of May 31, 2019.
3	The information presented is as of June 30, 2019.
4	The information presented for Ms. Patni and Mr. Tang is as of November 30, 2018.

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Portfolio Manager Compensation Structure

New York Life Investments and each Subadvisor has in place a compensation program for all eligible investment and non-investment employees that is consistent with its business strategy, objectives, values and long-term interests. Moreover, these programs encourage an alignment of long-term interests between each Subadvisor and Fund shareholders. Each Subadvisor has structured its compensation plan to be competitive with other investment management firms. Total compensation is designed to align portfolio manager compensation with shareholder goals by rewarding portfolio managers who meet the long-term objective of consistent, dependable and superior investment results. Each Subadvisor’s compensation program includes two components, fixed and variable compensation.

Fixed compensation is paid through an employee’s annual base salary, which is set by reference to a range of factors, taking account of seniority and responsibilities and the market rate of pay for the relevant position.

Variable or incentive compensation, both cash bonus and deferred awards, are a significant component of total compensation. Variable compensation for investment personnel is generally based on both quantitative and qualitative factors. Quantitative factors may include some of the following: (1) the multi-year investment performance (such as 3-, 5- or 7-year) of portfolios managed by the employee, including benchmarks and competitive universes as well as multi-year investment performance of analyst recommendations; (2) assets under management, (3) the overall revenues and profitability of the firm; (4) the financial results of the investment team and (5) industry benchmarks. The qualitative factors may include, among others, leadership, adherence to the firm’s policies and procedures, and contribution to the firm’s goals and objectives. As described, many factors including an individual’s role, responsibilities, performance and financial results, are critical components of the compensation process. Variable compensation may be paid in the form of a cash bonus, deferred compensation and/or a fund profit re-allocation. In some instances, variable or incentive compensation may be predetermined or guaranteed for a period of time.

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The deferred portion of variable compensation is provided to further retain and motivate key personnel. Each Subadvisor may maintain a long-term incentive, phantom equity or profit interest program. These programs are an integral component of the compensation structure and are designed to align employees’ compensation with the overall health of Subadvisor and, more importantly, with the satisfaction of its clients.

In addition, each Subadvisor maintains an employee benefit program, including health and non-health insurance, and a 401(k) defined contribution or defined benefit plan for all of its employees regardless of their job title, responsibilities or seniority.

The following table states, as of October 31, 2018, unless otherwise noted, the dollar range of Fund securities beneficially owned by each Portfolio Manager in the MainStay Group of Funds, as well as ownership, whether direct or as part of a compensation plan, in any investment vehicles that have substantially similar investment objectives, policies and strategies to the MainStay Group of Funds. These vehicles may include separately managed accounts or private placement vehicles. This ownership is expressed in the following ranges separately and as a total amount: ($1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001- $500,000, $500,001-$1,000,000, or over $1,000,000).

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
Jeremy Anagnos[1]	MainStay CBRE Global InfrastructureFund	$100,001 - $500,000	$0	$100,001 - $500,000
Lee Baker	None	$0	$0	$0
Steven D. Bleiberg	MainStay Epoch Capital Growth Fund	$100,001 - $500,000	$0	$0
William J. Booth	None	$0	$0	$0
Jan Boudewijns	None	$0	$10,001 – $50,000	$10,001 – $50,000
Magda Branet[2]	None	$0	$0	$0
Patrick M. Burton	MainStay Large Cap Growth Fund	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000
Robert Burke[3]	Mainstay MacKay International Equity Fund	$1 - $10,000	$0	$1 - $10,000
Mark Campellone	None	$0	$0	$0
Joseph Cantwell	MainStay Income Builder Fund	$10,001-$50,000	$100,001 - $500,000	$100,001 - $500,000
Stephen R. Cianci	None	$0	$0	$0
Diliana Deltcheva[2]	None	$0	$0	$0
Robert Dial	MainStay Floating Rate Fund MainStay MacKay International Equity Fund	$10,001 - $50,000 $10,001 - $50,000	$0	$10,001 - $50,000
Robert DiMella[3]	Mainstay Epoch U.S. All Cap Fund
MainStay MacKay DefinedTerm Municipal Opportunities Fund
Mainstay MacKay High Yield Municipal Bond Fund
MainStay MacKay Infrastructure Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund
MainStay MacKay Short Term Municipal Fund
	MainStay MacKay Tax Free Bond Fund	$100,001 - $500,000 $100,001 - $500,000 $10,001 - $50,000 $10,001 - $50,000 $1 - $10,000 $1 - $10,000 $10,001 - $50,000	$500,001 - $1,000,000	Over $1,000,000
David Dowden[3]

Mainstay Cushing MLP Premier Fund
MainStay MacKay California Tax Free Opportunities Fund
Mainstay MacKay High Yield Municipal Bond Fund
MainStay MacKay Infrastructure Bond Fund
MainStay MacKay International Equity Fund
MainStay MacKay New York Tax Free Opportunities Fund
MainStay MacKay Short Term Municipal Fund

MainStay MacKay Tax Free Bond Fund

		$10,001 - $50,000 $1 - $10,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $1 - $10,000 $10,001 - $50,000 $10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000

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PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
T. Ritson Ferguson[1]	MainStay CBRE Global Infrastructure Fund	$100,001 - $500,000	$0	$100,001 - $500,000
Daniel Foley[1]	None	$0	$0	$0
Carlos Garcia-Tunon	MainStay Epoch U.S. All Cap Fund MainStay MacKay Small Cap Core Fund MainStay MacKay International Equity Fund	$1- $10,000 $1- $10,000 $50,001 - $100,000	$0	$50,001 - $100,000
Hinds Howard[1]	None	$0	$0	$0
Justin Howell	None	$0	$0	$0
Matt Jacob	None	$0	$0	$0
Justin H. Kelly	MainStay Large Cap Growth Fund	Over $1,000,000	Over $1,000,000	Over $1,000,000
Christopher Mey[2]	None	$0	$0	$0
Migene Kim	MainStay MacKay International Opportunities Fund MainStay MacKay U.S. Equity Opportunities Fund	$10,001 - $50,000 $50,001 - $100,000	$100,001 - $500,000	$500,001 - $1,000,000
Poul Kristensen	MainStay MacKay International Equity Fund	$10,001 - $50,000	$0	$10,001 - $50,000
John Lawlor[3]	MainStay Epoch U.S. All Cap Fund MainStay MacKay DefinedTerm Municipal Opportunities Fund MainStay MacKay Infrastructure Bond Fund	$10,001 - $50,000 $50,001 - $100,000 $10,001 - $50,000	$50,001 - $100,000	$50,001 - $100,000
Frances Lewis[3]	Mainstay Epoch U.S. All Cap Fund
MainStay MacKay DefinedTerm Municipal Opportunities Fund
Mainstay MacKay High Yield Municipal Bond Fund
MainStay MacKay Short Term Municipal Fund
	MainStay MacKay Tax Free Bond Fund	$100,001 - $500,000 $10,001 - $50,000 $50,001 - $100,000 $1 - $10,000 $10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
John Loffredo[3]	Mainstay Epoch U.S. All Cap Fund
MainStay Epoch Global Equity Yield Fund
MainStay MacKay California Tax Free Opportunities Fund
Mainstay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund
MainStay MacKay Short Term Municipal Fund
	MainStay MacKay Tax Free Bond Fund	$10,001 - $50,000 $50,001 - $100,000 $1 - $10,000 $10,001 - $50,000 $1 - $10,000 $1 - $10,000 $10,001 - $50,000	$500,001 - $1,000,000	Over $1,000,000
Neil Moriarty, III	None	$0	$0	$0
Jonathan Miniman[1]	MainStay CBRE Real Estate Fund	$50,001 - $100,000	$0	$50,001 - $100,000
Christopher Mullarkey	MainStay MAP Equity Fund	$10,001 - $50,000	Over $1,000,000	Over $1,000,000
James Mulvey	MainStay MAP Equity Fund	$10,001 - $50,000	$50,001 - $100,000	$50,001 - $100,000
Ian Murdoch	MainStay MacKay International Equity Fund	$100,001 - $500,000	$0	$100,001 - $500,000
Francis J. Ok	None	$0	$0	$0
Mona Patni[4]	MainStay MacKay U.S. Equity Opportunities Fund MainStay MacKay Small Cap Core Fund	$50,001- $100,000 $1-$10,000	$0	$100,001 - $500,000
David Pearl	MainStay Epoch U.S. All Cap Fund MainStay MacKay Small Cap Core Fund	$500,001 - $1,000,000 $500,001 - $1,000,000	$0	$0
Glen Petraglia	None	$0	$0	$0
Michael Petty[3]	MainStay MacKay DefinedTerm Municipal Opportunities Fund
Mainstay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund
MainStay MacKay Short Term Municipal Fund
	MainStay MacKay Tax Free Bond Fund	$10,001 - $50,000 $10,001 - $50,000 $1 - $10,000 $1 - $10,000 $10,001 - $50,000	$50,001 - $100,000	$50,001 - $100,000
William W. Priest	MainStay Epoch Global Equity Yield Fund	$10,001 - $50,000	Over $1,000,000	Over $1,000,000
Steven H. Rich	None	$0	$100,001 - $500,000	$100,001 - $500,000
Dan Roberts	None	$0	$0	$0
Lawrence Rosenberg	None	$0	$0	$0

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PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
AJ Rzad	None	$0	$0	$0
Mohamed Lamine Saidi	None	$0	$0	$0
Philip Screve	None	$0	$0	$0
David J. Siino	MainStay Epoch Capital Growth Fund	$10,001 - $50,000	$0	$50,001 - $100,000
Edward Silverstein	MainStay MacKay Convertible Fund	Over $1,000,000	$500,001 - $1,000,000	Over $1,000,000
Joseph P. Smith[1]	MainStay CBRE Real Estate Fund	$100,001- $500,000	$0	$100,001- $500,000
Kenneth Sommer	None	$0	$0	$0
Amit Soni	MainStay MacKay International Equity Fund	$10,001 - $50,000	$0	$100,001 - $500,000
Scott Sprauer[3]	MainStay Epoch Global Equity Yield Fund
Mainstay Epoch U.S. Equity Yield Fund
Mainstay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund
MainStay MacKay Tax Free Bond Fund
	MainStay MacKay U.S. Equity Opportunities Fund	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $1 - $10,000 $1 - $10,000 $1 - $10,000	$50,001 - $100,000	$50,001 - $100,000
Andrew Susser	MainStay MacKay High Yield Corporate Bond Fund MainStay MacKay Short Duration High Yield Fund	Over $1,000,000 $100,001- $500,000	Over $1,000,000	Over $1,000,000
Jonathan Swaney	MainStay Income Builder Fund	$100,001-$500,000	$0	$100,001-$500,000
Shu-Yang Tan	MainStay MacKay International Equity Fund MainStay Income Builder Fund	$1-$10,000 $50,001- $100,000	$100,001 - $500,000	$100,001 - $500,000
Rui Tang[4]	None	$0	$0	$0
John Tobin	None	$0	$0	$0
Arthur Torrey	None	$0	$0	$0
Kera Van Valen	None	$0	$0	$0
Ping Wang	None	$0	$0	$0
Kenneth Weinberg[1]	None	$0	$0	$0
Michael A. Welhoelter	None	$0	$100,001 - $500,000	$100,001 - $500,000
Jae S. Yoon	MainStay MacKay International Equity Fund MainStay VP Floating Rate Portfolio	$10,001-$50,000 $100,001- $500,000	$0	$100,001 - $500,000

1	The information presented is as of October 31, 2019.
2	The information presented is as of May 31, 2019.
3	The information presented is as of June 30, 2019.
4	The information presented is as of November 30, 2018.

Potential Portfolio Manager Conflicts

Certain portfolio managers who are responsible for managing certain institutional accounts share a performance fee based on the performance of the account. These accounts are distinguishable from the Funds because they use techniques that are not permitted for the Funds, such as short sales and leveraging. (Note that this conflict only arises with regard to Funds that have a high yield component.)

A portfolio manager who makes investment decisions with respect to multiple Funds and/or other accounts, including accounts in which the portfolio manager is personally invested, may be presented with one or more of the following potential conflicts:

•	The management of multiple Funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each Fund and/or account;

•	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or account managed by the portfolio manager, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and accounts managed by the portfolio manager;

•	A portfolio manager may take a position for a Fund or account in a security that is contrary to the position held in the same security by other Funds or accounts managed by the portfolio manager. For example, the portfolio manager may sell certain securities short for one Fund or account while other Funds or accounts managed by the portfolio manager simultaneously hold the same or related securities long; and

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•	An apparent conflict may arise where an adviser receives higher fees from certain Funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain Funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee Funds or accounts over other Funds or accounts managed by the portfolio manager.

To address potential conflicts of interest, New York Life Investments and each Subadvisor have adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, New York Life Investments has adopted a Code of Ethics that recognizes the Manager's obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures and the Code of Ethics are designed to restrict the portfolio manager from favoring one client over another. There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance.

For any Fund that is subadvised by more than one Subadvisor, the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets between or among the Subadvisors. These allocation decisions will be made by the Manager in light of its fiduciary duty to act in the Fund’s best interest and will be subject to the general oversight of the Board.

Candriam Belgium and Candriam Luxembourg

Candriam Belgium and Candriam Luxembourg provide portfolio management services to other accounts using substantially similar investment strategies as the MainStay Candriam Emerging Markets Debt Fund and MainStay Candriam Emerging Markets Equity Fund.

The side-by-side management of these accounts with the Funds may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades.

Therefore, Candriam Belgium and Candriam Luxembourg have adopted various policies and procedures designed to disclose and mitigate these potential conflicts of interest. Candriam Belgium and Candriam Luxembourg have set up a Code of Ethics and a Conflicts of Interest Policy, and have implemented structural measures intended to prevent conflicts of interest (i.e., task segmentation, information barriers, etc.) together with the adoption of procedures regarding allocation of investment opportunities and aggregation and allocation of trades.

These procedures are designed to ensure that all clients are treated fairly and equally, and to prevent these kinds of conflicts from influencing the allocation of investment opportunities among clients.

CBRE Clarion

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Funds. These other accounts may include, among others, other closed-end funds, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by a portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease while the Funds maintained their position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

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CBRE Clarion recognizes the duty of loyalty it owes to its client and has established and implemented certain policies and procedures designed to control and mitigate conflicts of interest arising from the execution of a variety of portfolio management and trading strategies across the firm’s diverse client base. Such policies and procedures include but are not limited to: (i) investment process, portfolio management and trade allocation procedures; (ii) procedures regarding short sales in securities recommended for other clients; and (iii) procedures regarding personal trading by the firm’s employees (contained in the Code of Ethics).

Epoch Investment Partners, Inc.

Epoch’s solitary line of business is investment management; therefore, Epoch believes it would not have any significant conflicts of interest in the management of the Funds other than those conflicts of interest that are customary in the asset management industry. For example, as an asset manager to multiple accounts, Epoch faces conflicts of interest related to the allocation of securities, the sequencing of transactions, fee arrangements, the use of brokerage activity to acquire research or brokerage services, and proxy voting. Epoch faces other conflicts of interest related to the personal trading activities of its employees.

To address potential conflicts of interest Epoch has adopted various policies and procedures reasonably designed to disclose and mitigate these potential conflicts of interest. For example Epoch has adopted a Code of Ethics and Business Conduct (the “Code”) that contains policies and procedures that address the potential conflict that exists when Epoch employees purchase or sell securities for their personal accounts. The Code generally requires that all transactions in securities by Epoch employees, their spouses and immediate family members be pre-cleared by the compliance department prior to execution. The Code contains policies, inter alia, which prohibit employees from buying or selling securities on the same day that the same security is bought or sold for a client. Securities transactions for employee’s personal accounts are also subject to quarterly reporting requirements, annual holdings disclosure and annual certification and attestation requirements. In addition, the Code requires Epoch and its employees to act in clients’ best interests, abide by all applicable regulations, and avoid even the appearance of insider trading.

Additionally, as a result of the merger between Epoch and the Toronto Dominion Bank, Epoch gained a number of TD affiliates, including broker-dealers, some of which may be perceived as presenting a potential conflict of interest. Epoch expects to avoid any potential conflicts by not conducting business with these affiliated entities.

MacKay Shields LLC and NYL Investors LLC

To address potential conflicts of interest between the clients and the Manager, MacKay Shields and NYL Investors have each developed Allocation Procedures, Codes of Ethics and Policies and Procedures for Portfolio Management and Trades in Securities to assist and guide the portfolio managers and other investment personnel when faced with a conflict. Although the Manager, MacKay Shields and NYL Investors have adopted such policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a manner that is fair and appropriate, it is possible that unforeseen or unusual circumstances may arise that may require different treatment between the Funds and other accounts managed.

Markston International LLC

Currently, Markston’s solitary line of business is long-only investment management; therefore, Markston believes it would not have any significant conflicts of interest in the management of the portfolios other than those conflicts of interest that are customary in the asset management industry. For example, as an asset manager to multiple accounts, Markston faces conflicts of interest related to the allocation of securities. Markston faces other conflicts of interest related to the personal trading activities of its employees.

To address potential conflicts of interest between the clients and the Manager, Markston uses an Allocation Guideline and a Code of Ethics (Personal Trading) to assist and guide the portfolio managers and other investment personnel when faced with a conflict. Although Markston has adopted such policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a manner that is fair and appropriate, it is possible that unforeseen or unusual circumstances may arise that may require different treatment between the portfolios and other accounts managed.

New York Life Investment Management LLC

Certain employees of the Manager, such as portfolio managers and other investment personnel, may be responsible for managing investments in the Funds as well as investments held by various other accounts, which may include separate accounts and unregistered investment companies. Consequently conflicts may arise between the interest of the Manager and/or Subadvisor in its investment management activities related to the Funds and potentially its interest in its investment management activities related to various other accounts it manages. Such conflicts principally arise with respect to the allocation of investment opportunities and performance-based compensation arrangements of the Funds and other managed accounts.

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To address potential conflicts of interest between the clients and the Manager, New York Life Investments has developed Aggregation and Allocation Policies and Procedures (trading costs and investment opportunities) and a Code of Ethics (Personal Trading) to assist and guide the portfolio managers and other investment personnel when faced with a conflict. Although the Manager has adopted such policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a manner that is fair and appropriate, it is possible that unforeseen or unusual circumstances may arise that may require different treatment between the Funds and other accounts managed.

Winslow Capital Management, LLC

Winslow Capital acknowledges its fiduciary duty to follow trading procedures that meet each client's investment objectives and guidelines. Winslow Capital will manage the Portfolio and all other institutional clients in the Large Cap Growth product identically. Pursuant to Winslow Capital's "Trade Management Policy," the firm treats all clients fairly in the execution of orders and allocation of trades. Pursuant to Winslow Capital's "Trade Order Processing Policy," the firm processes trade orders for its clients in a consistent, controlled, transparent and accountable manner.

It is Winslow Capital's practice to aggregate multiple contemporaneous client purchase or sell orders into a block order for execution. If the aggregated order is not filled in its entirety, the partially filled order is allocated pro rata based on the original allocation. Clients' accounts for which orders are aggregated receive the average share price of such transaction. Any transaction costs incurred in the aggregated transaction will be shared pro rata based on each client's participation in the transaction.

Winslow Capital has also established and will maintain and enforce a Code of Ethics to set forth the standards of conduct expected of employees, to require compliance with the federal securities laws, and to uphold Winslow Capital's fiduciary duties. This Code of Ethics also addresses the personal securities trading activities of Access Persons in an effort to detect and prevent illegal or improper personal securities transactions.

Winslow Capital does not believe that any material conflicts of interest exist in connection with the investment manager's management of the investments of the Fund and the investments of the other accounts under its management.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the OTC markets, securities (i.e., municipal bonds, other debt securities and some equity securities) are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain OTC securities also may be effected on an agency basis, when the total price paid (including commission) is equal to or better than the best total prices available from other sources. In underwritten offerings, securities are usually purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Because the MainStay Funds of Funds primarily invest all of their assets in shares of Underlying Funds other than ETFs, they generally do not pay brokerage commissions and related costs, but do indirectly bear a proportionate share of these costs incurred by the Underlying Funds in which they invest. Purchases and sales of ETFs generally are subject to brokerage commissions and related costs.

In effecting purchases and sales of portfolio securities for the account of a Fund, the Fund's Manager or Subadvisor will seek the best execution of the Fund's orders. The Board has adopted policies and procedures that govern the selection of broker/dealers to effect securities transactions on behalf of a Fund. Under these policies and procedures, the Manager or Subadvisor must consider not only the commission rate, spread or other compensation paid, but the price at which the transaction is executed, bearing in mind that it may be in a Fund's best interests to pay a higher commission, spread or other compensation in order to receive better execution. The Manager or Subadvisor may consider other factors, including the broker's integrity, specialized expertise, speed, ability or efficiency, research or other services. The Manager or Subadvisor may not consider a broker's promotional or sales efforts on behalf of any Fund as part of the broker selection process for executing Fund transactions. Furthermore, neither the Funds nor the Manager may enter into agreements under which a Fund directs brokerage transactions (or revenue generated from those transactions) to a broker to pay for distribution of Fund shares.

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Currently, New York Life Investments is affiliated with two broker/dealers, NYLIFE Securities LLC and NYLIFE Distributors LLC (each an "Affiliated Broker" and collectively, the "Affiliated Brokers"), neither of which have institutional capacity to underwrite securities that would be purchased by, or effect portfolio transactions for, the MainStay Group of Funds.

As permitted by Section 28(e) of the 1934 Act, the Manager or a Subadvisor may, subject to the restrictions of Markets in Financial Instruments Directive (“MiFID II”) as described below, cause a Fund to pay a broker/dealer, except the Affiliated Brokers, that provides brokerage and research services to the Manager or Subadvisor an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker/dealers would have charged for the transaction if the Manager or the Subadvisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker/dealer viewed in terms of either a particular transaction or the Manager's or the Subadvisor's overall responsibilities to the Fund or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. No commission payments were made to Affiliated Brokers in the fiscal years ended October 31, 2018, 2017 or 2016.

Under MiFID II, which became effective January 3, 2018, investment managers in the EU providing portfolio management services or investment advice on an independent basis will no longer be able to use soft dollars to pay for research as they must now unbundle payments for research from payments for trade execution to pay for research from brokers. As part of their portfolio management or independent investment advice activities, investment managers in the EU will be required to either pay for research out of their own profit or agree with clients to have research costs paid by clients through research payment accounts that are funded out of execution commissions or by a specific client research charge.

Although commissions paid on every transaction will, in the judgment of the Manager or the Subadvisors, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those that another broker might charge may be paid to broker/dealers, except the Affiliated Brokers, who were selected to execute transactions on behalf of the Fund and the Manager's or the Subadvisors' other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Broker/dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Manager or the Subadvisors for no consideration other than brokerage or underwriting commissions. Research provided by brokers is used for the benefit of all of the Manager's or the Subadvisors' clients and not solely or necessarily for the benefit of the Funds. The Manager's or the Subadvisors' investment management personnel attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Manager or the Subadvisors as a consideration in the selection of brokers to execute portfolio transactions. Certain of the Funds may participate in commission recapture programs with certain brokers selected by the Manager. Under these programs, a Fund may select a broker or dealer to effect transactions for the Fund whereby the broker or dealer uses a negotiated portion of the commissions earned on such brokerage transactions to pay bona fide operating expenses of the Fund. Such expenses may include fees paid directly to the broker or dealer, to an affiliate of the broker or dealer, or to other service providers, for transfer agency, sub-transfer agency, recordkeeping, or shareholder services or other bona fide services of the Funds.

In certain instances there may be securities that are suitable for a Fund's portfolio as well as for that of another MainStay Fund or one or more of the other clients of the Manager or the Subadvisors. Investment decisions for a Fund and for the Manager's or the Subadvisors' other clients are made independently from those of the other accounts and investment companies that may be managed by the Manager or the Subadvisor with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. The Manager and Subadvisors believe that over time the Funds' ability to participate in volume transactions will produce better executions for the Funds.

The Management fees paid by the MainStay Group of Funds, on behalf of each Fund, to the Manager and the Subadvisory fees that the Manager pays on behalf of certain Funds to the Subadvisors will not be reduced as a consequence of the Manager's or the Subadvisors' receipt of brokerage and research services. To the extent a Fund's transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount that cannot be clearly determined. Such services would be useful and of value to the Manager and the Subadvisors in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Manager and the Subadvisors in carrying out their obligations to the Funds.

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The table below shows information on brokerage commissions paid by each of the Funds for the fiscal years ended October 31, 2018, October 31, 2017 and October 31, 2016, all of which were paid to entities that are not affiliated with the Funds, the Manager or the Distributor.

BROKERAGE COMMISSIONS	YEAR ENDED 10/31/18	YEAR ENDED 10/31/17	YEAR ENDED 10/31/16
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$0	$0	$0
MainStay Income Builder Fund	109,270	278,098	305,632
MainStay Large Cap Growth Fund	3,826,912	6,985,152	11,240,782
MainStay MacKay Common Stock Fund	163,969	173,077	220,308
MainStay MacKay Convertible Fund	39,424	63,731	26,364
MainStay MacKay High Yield Corporate Bond Fund	24,541	35,415	15,441
MainStay MacKay Infrastructure Bond Fund	0	0	1,107
MainStay MacKay International Equity Fund	482,898	402,517	356,988
MainStay MacKay Tax Free Bond Fund	71,163	80,244	36,466
MainStay MacKay Unconstrained Bond Fund	102,290	65,119	34,702
MainStay MAP Equity Fund	135,775	324,830	860,331
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	537,423	526,047	570,441
MainStay Candriam Emerging Markets Equity Fund[1]	114,502	N/A	N/A
MainStay Epoch Capital Growth Fund[2]	37,087	70,815	27,479
MainStay Epoch Global Equity Yield Fund	584,732	1,025,245	1,371,174
MainStay Epoch International Choice Fund	274,245	353,226	2,128,411
MainStay Epoch U.S. All Cap Fund	123,059	284,486	297,956
MainStay Epoch U.S. Equity Yield Fund	108,798	99,384	12,432
MainStay Indexed Bond Fund	882	3,655	2,843
MainStay MacKay California Tax Free Opportunities Fund	5,219	8,831	5,223
MainStay MacKay Growth Fund	560,420	541,783	24,907
MainStay MacKay Emerging Markets Equity Fund	357,426	505,534	265,249
MainStay MacKay High Yield Municipal Bond Fund	2,173	23,028	98,204
MainStay MacKay International Opportunities Fund	1,767,212	1,844,958	2,108,284
MainStay MacKay New York Tax Free Opportunities Fund	3,260	3,306	2,548
MainStay MacKay S&P 500 Index Fund	25,134	96,079	87,923
MainStay MacKay Short Duration High Yield Fund	0	145	44
MainStay MacKay Small Cap Core Fund	325,808	428,165	495,839
MainStay MacKay Total Return Bond Fund	31,478	15,757	49,589
MainStay MacKay U.S. Equity Opportunities Fund	1,616,526	1,090,516	1,506,001

1	MainStay Candriam Emerging Markets Equity Fund commenced operations on November 15, 2017. The amounts shown are for the period since inception.
2	MainStay Epoch Capital Growth Fund commenced operations on June 30, 2016. The amounts shown are for the period since inception.

Material differences in the dollar amount of brokerage commissions paid by certain Funds over the last three fiscal years resulted from increases or decreases in the volume of trading activity.

The following tables show the dollar amount of brokerage commissions paid to brokers that provided research services and the dollar amount of the transactions during the fiscal year ended October 31, 2018. The Funds pay brokerage commissions to various full-service brokers for both execution services and research services. However, because the commissions paid to these full-service brokers are not segregated by the part of the fee attributable to execution and the part attributable to research, the foregoing numbers represent fees paid for both execution services and research services. As of the date of this SAI, MainStay CBRE Global Infrastructure Fund and MainStay CBRE Real Estate Fund had not commenced operations. Therefore, no brokerage commissions were paid by these Funds.

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	TOTAL AMOUNT OF TRANSACTIONS WHERE COMMISSIONS PAID TO BROKERS THAT PROVIDED RESEARCH SERVICES	TOTAL BROKERAGE COMMISSIONS PAID TO BROKERS THAT PROVIDED RESEARCH
MAINSTAY FUNDS
MainStay Income Builder	$0	$0
MainStay Large Cap Growth Fund	14,364,592,808	3,804,174
MainStay MAP Equity Fund	193,037,699	68,405
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	1,595,369,088	531,822
MainStay Epoch Capital Growth Fund	0	0
MainStay Epoch Global Equity Yield Fund	0	0
MainStay Epoch International Choice Fund	0	0
MainStay Epoch U.S. All Cap Fund	0	0
MainStay Epoch U.S. Equity Yield Fund	0	0
MainStay MacKay Small Cap Core Fund	0	0

As of October 31, 2018, the Funds held securities of the following broker/dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies.

FUND	BROKER/DEALER	MARKET VALUE
MAINSTAY FUNDS
MainStay Income Builder Fund	Bank of America Corp.	$15,739,168
	Citigroup, Inc.	13,311,778
	Toronto Dominion Bank	8,373,725
	Barclays Bank PLC	8,120,410
	JPMorgan Chase & Co.	7,673,903
	Goldman Sachs Group Inc. (The)	7,532,918
	Royal Bank of Canada	4,840,264
	Bank of New York Mellon Corp.	3,090,781
	State Street Corp.	2,577,906
MainStay Large Cap Growth Fund	JPMorgan Chase & Co.	89,385,498
MainStay MacKay Common Stock Fund	JPMorgan Chase & Co.	4,461,207
	Bank of America Corp.	3,306,573
	Citigroup, Inc.	2,694,857
MainStay MacKay Convertible Fund	Bank of America Corp.	26,309,211
MainStay MacKay Infrastructure Bond Fund	Citigroup, Inc.	117,714
MainStay MacKay High Yield Corporate Bond Fund	Jefferies & Co.	11,974,375
MainStay MacKay Unconstrained Bond Fund	Bank of America Corp.	33,984,246
	Goldman Sachs Group Inc.	32,611,083
	Citigroup, Inc.	19,581,875
	JPMorgan Chase & Co.	11,919,882
	Bank of New York Mellon Corp.	9,257,991
	Barclays Bank PLC	8,892,751
	Toronto Dominion Bank	6,718,077
	Royal Bank of Canada	5,462,654
MainStay MAP Equity Fund	Bank of America Corp.	25,937,368
	JPMorgan Chase & Co.	12,071,676
	State Street Corp.	8,073,725
	Goldman Sachs Group Inc. (The)	7,119,213
	Citigroup, Inc.	5,951,754
	Bank of New York Mellon Corp.	3,259,617
MainStay Money Market Fund	Royal Bank of Canada	29,386,000
	Bank of America Corp.	15,000,000
	Toronto Dominion Bank	5,000,000
	JPMorgan Chase & Co.	4,996,167
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	Morgan Stanley & Co., Inc.	7,270,988
	JPMorgan Chase & Co.	3,688,877
	Bank of America Corp.	3,443,761
	Citigroup, Inc.	3,294,451
	Royal Bank of Canada	2,542,000
	UBS Securities	2,372,692
	Goldman Sachs Group Inc. (The)	2,284,071
	Wells Fargo	1,930,029

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FUND	BROKER/DEALER	MARKET VALUE
	State Street Corp.	909,013
MainStay Epoch Capital Growth Fund	Royal Bank of Canada	698,388
MainStay Epoch Global Equity Yield Fund	Royal Bank of Canada	19,028,293
	Wells Fargo	16,053,157
MainStay Epoch U.S. All Cap Fund	Bank of America Corp.	20,241,953
	Morgan Stanley & Co., Inc.	15,235,509
MainStay Epoch U.S. Equity Yield Fund	Well Fargo	6,072,106
MainStay Indexed Bond Fund	Royal Bank of Canada	6,029,000
	Morgan Stanley & Co., Inc.	3,300,203
	Goldman Sachs Group Inc. (The)	2,281,523
	Wells Fargo	1,588,464
	Bank of America Corp.	1,356,678
	Citigroup, Inc.	1,197,999
	JPMorgan Chase & Co.	947,581
MainStay MacKay International Opportunities Fund	Societe General	4,933,520
	Barclays Bank PLC	2,152,322
MainStay MacKay Short Duration High Yield Fund	Jefferies & Co.	5,325,750
MainStay MacKay S&P 500 Index Fund	JPMorgan Chase & Co.	18,295,191
	Bank of America Corp.	12,755,105
	Wells Fargo	11,520,622
	Citigroup, Inc.	8,225,638
	Goldman Sachs Group Inc. (The)	3,951,412
	Morgan Stanley & Co., Inc.	3,023,240
	State Street Corp.	1,302,469
	Jefferies & Co.	310,886
MainStay MacKay Total Return Bond Fund	Morgan Stanley & Co., Inc.	29,441,476
	Bank of America Corp.	25,981,377
	JPMorgan Chase & Co.	25,704,509
	Citigroup, Inc.	21,807,377
	Goldman Sachs Group Inc. (The)	16,924,252
	Wells Fargo	11,988,145
	Barclays Bank PLC	6,140,460
MainStay MacKay U.S. Equity Opportunities Fund	JPMorgan Chase & Co.	17,750,527
	Bank of America Corp.	13,895,283
	Wells Fargo	7,642,071
	State Street Corp.	4,276,250
	Citigroup, Inc.	469,217

A Fund's portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities will exclude purchases and sales of debt securities having maturity at the date of purchase of one year or less.

The turnover rate for a Fund will vary from year-to-year and depending on market conditions, turnover could be greater in periods of unusual market movement and volatility. A higher turnover rate generally would result in greater brokerage commissions, particularly in the case of an equity-oriented Fund, or other transactional expenses which must be borne, directly or indirectly, by the Fund and, ultimately, by the Fund's shareholders. High portfolio turnover may result in increased brokerage commissions and in the realization of a substantial increase in net short-term capital gains by the Fund which, when distributed to non-tax-exempt shareholders, will be treated as dividends (ordinary income).

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Because the Manager does not expect to reallocate the assets of the MainStay Funds of Funds among the Underlying Funds on a frequent basis, the portfolio turnover rate for those Funds is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the MainStay Funds of Funds indirectly bear the expenses associated with the portfolio turnover of the Underlying Funds, a number of which have high (i.e., greater than 100%) portfolio turnover rates. Portfolio turnover rates for each Underlying Fund for which financial highlights are available are provided under "Financial Highlights" in the applicable Prospectus.

SECURITIES LENDING

Pursuant to an agreement between the MainStay Group of Funds and State Street Bank and Trust Company (“State Street”), the Funds may lend their portfolio securities to certain qualified borrowers. As securities lending agent for the Funds, State Street administers the Funds' securities lending program. The services provided to the Funds by State Street with respect to the Funds' securities lending activities during the most recent fiscal year included, among other things: locating approved borrowers and arranging loans; collecting fees and rebates due to a Fund from a borrower; monitoring daily the value of the loaned securities and collateral and marking to market the daily value of securities on loan; collecting and maintaining necessary collateral; managing qualified dividends; negotiating loan terms; selecting securities to be loaned; recordkeeping and account servicing; monitoring dividend activity and material proxy votes relating to loaned securities; and arranging for return of loaned securities to a Fund at loan termination and pursuing contractual remedies on behalf of the lending Fund if a borrower defaults on a loan.

For the fiscal year ended October 31, 2018, it is estimated that the following Funds earned income and incurred costs and expenses as a result of their securities lending activities and the receipt of related services:

SECURITIES LENDING	GROSS INCOME	REVENUE SPLIT	CASH COLLATERAL MANAGEMENT FEES		ADMINISTRATIVE FEES		INDEMNIFICATION FEES		REBATES PAID TO BORROWERS		OTHER FEES		TOTAL COST	NET INCOME
THE MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$1,307	$196	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$196	$1,111
MainStay Income Builder Fund	229,901	34,485		N/A		N/A		N/A		N/A		N/A	34,485	195,416
MainStay MacKay Common Stock Fund	526	79		N/A		N/A		N/A		N/A		N/A	79	447
MainStay MacKay Convertible Fund	808,356	121,254		N/A		N/A		N/A		N/A		N/A	121,254	687,102
MainStay MacKay High Yield Corporate Bond Fund	75,437	11,316		N/A		N/A		N/A		N/A		N/A	11,316	64,121
MainStay MacKay International Equity Fund	57,685	4,153		N/A		N/A		N/A		N/A		N/A	4,153	53,532
MainStay MAP Equity Fund	14,018	2,103		N/A		N/A		N/A		N/A		N/A	2,103	11,915
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$9,531	$1,430		N/A		N/A		N/A		N/A		N/A	$1,430	$8,101
MainStay Candriam Emerging Markets Equity	413	62		N/A		N/A		N/A		N/A		N/A	62	351
MainStay Epoch Capital Growth Fund	2,005	301		N/A		N/A		N/A		N/A		N/A	301	1,704
MainStay Epoch Global Equity Yield Fund	1,028,189	154,228		N/A		N/A		N/A		N/A		N/A	154,228	873,961
MainStay Epoch International Choice Fund	271,651	40,748		N/A		N/A		N/A		N/A		N/A	40,748	230,903
MainStay Epoch U.S. All Cap Fund	3,653	548		N/A		N/A		N/A		N/A		N/A	548	3,105
MainStay Epoch U.S. Equity Yield Fund	15,987	2,398		N/A		N/A		N/A		N/A		N/A	2,398	13,589
MainStay Floating Rate Fund	11,566	1,735		N/A		N/A		N/A		N/A		N/A	1,735	9,831
MainStay Indexed Bond Fund	2,986	448		N/A		N/A		N/A		N/A		N/A	448	2,538
MainStay MacKay Emerging Markets Equity Fund	14,326	2,152		N/A		N/A		N/A		N/A		N/A	2,152	12,174
MainStay MacKay Growth Fund	6,371	536		N/A		N/A		N/A		N/A		N/A	536	5,835
MainStay MacKay International Opportunities Fund	464,186	69,448		N/A		N/A		N/A		N/A		N/A	69,448	394,738
MainStay MacKay S&P 500 Index Fund	3,976	596		N/A		N/A		N/A		N/A		N/A	596	3,380
MainStay MacKay Small Cap Core Fund	362,093	54,314		N/A		N/A		N/A		N/A		N/A	54,314	307,779
MainStay MacKay U.S Equity Opportunities Fund	22,912	3,437		N/A		N/A		N/A		N/A		N/A	3,437	19,475

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During the most recent fiscal year end, none of the other Funds covered in this SAI engaged in securities lending activities and, as a result, did not earn income or incur costs or expenses associated with such activities.

HOW PORTFOLIO SECURITIES ARE VALUED

Portfolio securities of the MainStay Money Market Fund are valued at their amortized cost (in accordance with the MainStay Group of Funds Rule 2a-7 Procedures adopted to implement the requirements of Rule 2a-7 under the 1940 Act), which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat than that obtained in a similar investment company that uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of the MainStay Money Market Fund may tend to be higher than a computation made by a fund with identical investments utilizing a method of valuation based upon prevailing market prices and estimates of such market prices for all of its portfolio instruments. Thus, if the use of amortized costs by the MainStay Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investing in a fund utilizing solely market values, and existing shareholders in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Board has also established procedures designed to stabilize, to the extent reasonably possible, the MainStay Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the MainStay Money Market Fund's portfolio by the Board, at such intervals as they deem appropriate, to determine whether any Fund's NAV calculated by using available market quotations or market equivalents (the determination of value by reference to interest rate levels, quotations of comparable securities and other factors) deviates from $1.00 per share based on amortized cost.

The extent of deviation between the MainStay Money Market Fund's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Board. If such deviation exceeds one-half of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a NAV per share by using available market quotations or equivalents. In addition, in order to stabilize the NAV per share at $1.00, the Board has the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the NAV per share and $1.00 from the shareholder's accrued dividend account or from future dividends.

Under the general oversight of the Board, the Manager, in conjunction with the Subadvisors, will monitor the valuations used by each Fund, the adequacy and the reliability of the sources used to obtain prices, and the application of the procedures.

The Funds' valuation procedures permit the Funds to use a variety of valuation methodologies in connection with valuing the Funds' investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. Neither the description of the Funds' valuation procedures in the Prospectuses and the shareholder reports, nor the following information is intended to reflect an exhaustive list of the methodologies a Fund may use to value its investments. The methodologies summarized in the Prospectuses, the shareholder reports and below may not represent the specific means by which a Fund's investments are valued on any particular business day.

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Portfolio securities of each of the other Funds are valued:

1.	By appraising common and preferred stocks that are traded on the NYSE or other exchanges and the National Market System ("NMS") at the last sale price of the exchange on that day or, if no sale occurs on such exchange, at the last quoted sale price up to the time of valuation on any other national securities exchange; if no sale occurs on that day, the stock shall be valued at the mean between the closing bid price and asked price as provided by a recognized pricing agent selected by a Fund’s Manager or Subadvisor. (NOTE: excessive spreads or infrequent trading may indicate a lack of readily available market quotations that may then be "fair valued" in accordance with fair valuation policies established by the Board);

2.	By appraising OTC common and preferred stocks quoted on the NASDAQ system (but not listed on the NMS) at the NASDAQ Official Closing Price supplied through such system;

3.	By appraising OTC and foreign traded common and preferred stocks not quoted on the NASDAQ system and foreign securities traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a recognized pricing agent selected by a Fund's Manager or Subadvisor, or if the prices are deemed by the Manager or the Subadvisor not to be representative of market values, the security is to be "fair valued" in accordance with fair valuation policies established by the Board;

4.	By appraising debt securities and all other liquid securities and other liquid assets at prices supplied by a pricing agent or broker/dealer, selected by the Manager, in consultation with a Fund's Subadvisor, if any, approved by the Valuation Subcommittee and ratified by the Valuation Committee if those prices are deemed by a Fund's Manager or Subadvisor to be representative of market values at the close of the New York Stock Exchange;

5.	By appraising short-term debt securities with a remaining maturity of 60 days or less using the amortized cost method of valuation when the amortized cost value is determined to approximate fair value established using market-based and issuer-specific factors;

6.	By appraising exchange-traded options and futures contracts at the last posted settlement price on the market where any such option or futures contract is principally traded;

7.	By appraising OTC options at the price obtained from the appropriate option pricing model on Bloomberg or other comparable service as established by the Manager;

8.	By appraising forward foreign currency exchange contracts held by the Funds at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on dealer or exchange quotations;

9.	By appraising swaps at a price provided daily by an independent pricing source or if an independent pricing source is not available, they will be valued by the Manager using market-based prices provided by independent pricing sources or broker-dealer bid quotations. Centrally cleared swaps will be valued using prices determined by the relevant exchange, if applicable;

10.	Securities that cannot be valued by the methods set forth above and all other assets, are valued in good faith at "fair value" in accordance with valuation policies established by the Board; and

11.	Investments in mutual funds are valued at their NAV at the close of business each day.

If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a NAV as of, the normally scheduled close of regular trading on NYSE for that day, so long as New York Life Investments believes there remains an adequate market to meet purchase and redemption orders for that day. A Fund reserves the right to close, and therefore not accept purchase and redemption orders or calculate a NAV for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as additional holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, a Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until and calculate a NAV as of such earlier closing time.

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Floating rate loans are not listed on any securities exchange or board of trade. Some loans are traded by institutional investors in an OTC secondary market that has developed in the past several years. This secondary market generally has fewer trades and less liquidity than the secondary markets for other types of securities. Some loans have few or no trades. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Because there is less reliable, objective market value data available, elements of judgment may play a greater role in valuation of loans than for other types of securities. Typically floating rate loans (and other debt obligations, such as collateralized debt obligations and collateralized loan obligations) are valued using information provided by an independent third party pricing agent.

With respect to prices supplied by a pricing agent, these prices are generally based on, among other things, as applicable, benchmark yields, observed transactions, bids, offers, quotations from dealers and electronic trading platforms, the new issue market, credit, interest rate and liquidity conditions, spreads and other observations for the specific security and comparable securities. Prior to utilizing a new pricing agent that provides prices for portfolio securities, the Manager will review the valuation methodologies, assumptions, inputs and tools employed by the pricing agent to determine their evaluated prices. After such review, the Manager will recommend the use of a pricing agent, if appropriate. The Valuation Committee and the Board must approve a new pricing agent prior to use. On an ongoing basis, the Manager and the Subadvisors review the process used by each pricing agent, including the pricing agent’s valuation methodologies, assumptions, inputs and tools employed by the pricing agent to determine their evaluated prices, the frequency of updating its prices, the controls at the pricing agent to ensure that its procedures are followed, and the documentation setting forth any matrix pricing or other analytical processes used to derive prices. In situations where a pricing agent cannot or does not provide a valuation for a particular security, or such valuation is deemed unreliable, such security is fair valued in accordance with policies established by the Board.

Portfolio securities traded on more than one U.S. national securities exchange or foreign exchange are valued at the last sale price on the business day as of which such value is being determined on the close of the exchange representing the principal market for such securities and should there be no sale price on that exchange, such securities should then be valued at the last sale price on any other exchange that the Manager may designate. If there were no sales on any exchange, the securities shall be valued at the mean between the closing bid price and asked price. For financial accounting purposes, the Fund recognizes dividend income and other distributions on the ex-dividend date, except certain dividends from foreign securities that are recognized as soon as the Fund is informed on or after the ex-dividend date.

A significant event occurring after the close of trading but before the calculation of the Fund’s NAV may mean that the closing price for a security may not constitute a readily available market quotation and accordingly require that the security be priced at its fair value in accordance with the fair valuation procedures established by the Board. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange generally will not be reflected in a Fund's calculation of its NAV. The Subadvisor, if any, and the Manager will continuously monitor for significant events that may call into question the reliability of market quotations. Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. However, where the Manager, in consultation with the Subadvisor, if any, may, in its judgment, determine that an adjustment to a Fund's NAV should be made because intervening events have caused the Fund's NAV to be materially inaccurate, the Manager will seek to have the security "fair valued" in accordance with fair valuation procedures established by the Board.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be maintained on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of The MainStay Funds and MainStay Funds Trust, respectively. Expenses with respect to any two or more Funds will be allocated in proportion to the NAVs of the respective Funds except where allocation of direct expenses can otherwise be fairly made in the judgment of the Manager or the Subadvisor.

To the extent that any newly organized fund or class of shares receives, on or before December 31, any seed capital, the NAV of such fund(s) or class(es) will be calculated as of December 31.

SHAREHOLDER INVESTMENT ACCOUNT

A Shareholder Investment Account is established for each investor in the Funds, under which a record of the shares of each Fund held is maintained by NYLIM Service Company. Whenever certain transactions take place in a Fund (other than the MainStay Money Market Fund), the shareholder will be mailed a confirmation showing the transaction. Shareholders will be sent a quarterly statement showing the status of the Account. In addition, shareholders of the MainStay Money Market Fund will be sent a monthly statement for each month in which a transaction occurs.

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SHAREHOLDER TRANSACTIONS

NYLIM Service Company may accept requests in writing or telephonically from at least one of the owners of a Shareholder Investment Account for the following account transactions and/or maintenance:

•	Dividend and capital gain changes (including moving dividends between account registrations);

•	Address changes;

•	Certain Systematic Investment Plan and Systematic Withdrawal Plan changes (including increasing or decreasing amounts and plan termination);

•	Exchange requests between identical registrations;

•	Redemptions via check of $100,000 or less to the address of record only; and

•	Redemptions via ACH of $100,000 or less, or by wire to a bank previously established on an account.

Other transactions may require a Medallion Signature Guarantee. See the Prospectuses for more information.

In addition, NYLIM Service Company may accept requests from at least one of the owners of a Shareholder Investment Account through the Funds' internet website for account transactions and/or maintenance involving address changes, certain Systematic Investment Plan and Systematic Withdrawal Plan changes (including increasing or decreasing amounts and plan termination), for redemptions by wire of amounts less than $250,000, and for redemptions by ACH of amounts $100,000 or less.

With regard to address changes received from third-parties, the Funds may accept address changes supplied by the United States Postal Service via the National Change of Address Program. On accounts where NYLIFE Securities LLC is the dealer of record, the Funds may accept address changes received by New York Life. Confirmation of address changes will be sent to the new address as well as the former address of record.

PURCHASE, REDEMPTION, EXCHANGES AND REPURCHASE

How To Purchase Shares Of The Funds

By Mail

Initial purchases of shares of the Funds should be made by mailing the completed application form to the investor's registered representative or directly to the MainStay Funds. Information regarding purchasing Fund shares by mail may be found in the Prospectuses.

By Wire

An investor may open an account and invest by wire by having his or her registered representative telephone NYLIM Service Company between 8:30 am and 5:00 pm, Eastern time, to obtain an account number and instructions. Additionally, information regarding wiring instructions may be found in the Prospectuses.

Additional Investments

Additional investments in a Fund may be made at any time by mail, by wire, or electronically. Instructions on purchasing additional Fund shares may be found in the Prospectuses.

The Funds' officers may waive the initial and subsequent investment minimums for certain purchases when they deem it appropriate, including, but not limited to, purchases through certain qualified retirement plans; purchases by current and former Trustees; New York Life and its subsidiaries and their employees, officers, directors, agents or former employees (and immediate family members); through financial services firms that have entered into an agreement with the Funds or the Distributor; New York Life employee and agent investment plans; investments resulting from distributions by other New York Life products and products of the Distributor; and purchases by certain individual participants.

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Systematic Investment Plans

Investors whose bank is a member of the ACH may purchase shares of a Fund through AutoInvest. AutoInvest facilitates investments by using electronic debits, authorized by the shareholder, to a checking or savings account, for share purchases. When the authorization is accepted (usually within two weeks of receipt) a shareholder may purchase shares by calling NYLIM Service Company, toll free at 800-624-6782 (between 8:30 am and 5:00 pm, Eastern time). The investment will be effected at the NAV per share next determined after receipt in good order of the order, plus any applicable sales charge, and normally will be credited to the shareholder's Fund account within two business days thereafter. Shareholders whose bank is an ACH member also may use AutoInvest to automatically purchase shares of a Fund on a scheduled basis by electronic debit from an account designated by the shareholder on an application form. The initial investment and subsequent investments must be in accordance with the amounts stated in the Prospectuses. The investment day may be any day from the first through the twenty-eighth of the respective month. Redemption proceeds from Fund shares purchased by AutoInvest may not be paid until 10 days or more after the purchase date. Fund shares may not be redeemed by AutoInvest.

Other Information

The Funds reserve the right to redeem shares of any shareholder who has failed to provide a certified Taxpayer Identification Number or such other tax-related certifications as the Fund may require. A notice of redemption, sent by first class mail to the shareholder's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the NAV determined as of the close of business on that date unless a certified Taxpayer Identification Number (or such other information as the Fund has requested) has been provided.

ALTERNATIVE SALES ARRANGEMENTS

Initial Sales Charge Alternative on Class A Shares and Investor Class Shares

The sales charge on Class A shares and Investor Class shares of the Funds is a variable percentage of the public offering price depending upon the investment orientation of the Fund and the amount of the sale.

The sales charge applicable to an investment in a Fund is set forth in the Prospectuses.

Although an investor in Class A or Investor Class shares will not pay an initial sales charge on investments of $1,000,000 or more ($250,000 or more with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund, MainStay Floating Rate Fund, MainStay MacKay Short Duration High Yield Fund and MainStay MacKay Infrastructure Bond Fund), the Distributor, from its own resources, may pay a commission to financial intermediary firms on such investments. See "Purchases at Net Asset Value" below for more information.

The Distributor may allow the full sales charge to be retained by financial intermediary firms. The amount retained may be changed from time to time. The Distributor, at its expense, also may from time to time provide additional promotional incentives to financial intermediary firms that sell Fund shares. A financial intermediary firm that receives a reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the 1933 Act.

Offering Price

The sales charge applicable to an investment in Class A or Investor Class shares of the following Funds is shown in the following table as a percentage of the offering price per share (the maximum initial sales charge). Based on the NAV of each Fund as of October 31, 2018, the table also shows the sales charge as a percentage of the NAV. As of the date of this SAI, MainStay CBRE Global Infrastructure Fund and MainStay CBRE Real Estate Fund had not commenced operations.

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Funds with a maximum sales charge of 3.00%	Sales charge as a % of NAV
MainStay Floating Rate Fund	3.13%
MainStay Indexed Bond Fund	3.07%
MainStay MacKay S&P 500 Index Fund	3.09%
MainStay MacKay Short Duration High Yield Fund	3.07%
Funds with a maximum sales charge of 4.50%
MainStay Candriam Emerging Markets Debt Fund	4.74%
MainStay MacKay California Tax Free Opportunities Fund	4.74%
MainStay MacKay Infrastructure Bond Fund	4.67%
MainStay MacKay High Yield Corporate Bond Fund	4.71%
MainStay MacKay High Yield Municipal Bond Fund	4.70%
MainStay MacKay New York Tax Free Opportunities Fund	4.74%
MainStay MacKay Tax Free Bond Fund	4.69%
MainStay MacKay Total Return Bond Fund	4.75%
MainStay MacKay Unconstrained Bond Fund	4.74%
Funds with a maximum sales charge of 5.50%
MainStay Balanced Fund	5.81%
MainStay Candriam Emerging Markets Equity	5.76%
MainStay Conservative Allocation Fund	5.82%
MainStay Epoch Capital Growth Fund	5.81%
MainStay Epoch Global Equity Yield Fund	5.82%
MainStay Epoch International Choice Fund	5.81%
MainStay Epoch U.S. All Cap Fund	5.83%
MainStay Epoch U.S. Equity Yield Fund	5.80%
MainStay Growth Allocation Fund	5.83%
MainStay Income Builder Fund	5.83%
MainStay Large Cap Growth Fund	5.83%
MainStay MacKay Common Stock Fund	5.82%
MainStay MacKay Convertible Fund	5.80%
MainStay MacKay Emerging Markets Equity Fund	5.84%
MainStay MacKay Growth Fund	5.82%
MainStay MacKay International Equity Fund	5.81%
MainStay MacKay International Opportunities Fund	5.80%
MainStay MacKay Small Cap Core Fund	5.82%
MainStay MacKay U.S. Equity Opportunities Fund	5.78%
MainStay MAP Equity Fund	5.83%
MainStay Moderate Allocation Fund	5.78%
MainStay Moderate Growth Allocation Fund	5.83%

Set forth below are examples of the method of computing the offering price of the Class A shares of these Funds. The following example assumes a purchase of Class A shares of the MainStay MacKay Convertible Fund aggregating less than $100,000 at a price based upon the NAV of the Class A shares of the MainStay MacKay Convertible Fund on October 31, 2018. The offering price of shares of each of the other listed Funds with a maximum sales charge of 5.50% can be calculated using the same method. The method for computing the offering price of the Investor Class shares is the same as that shown for Class A shares.

NAV per Class A Share at October 31, 2018 Per Share Sales Charge – 5.50% of offering price (5.80% of NAV per share) Class A Per Share Offering Price to the Public	$17.07 $ 0.99 $18.06

The following example assumes a purchase of Class A shares of the MainStay MacKay High Yield Corporate Bond Fund aggregating less than $100,000 at a price based upon the NAV of the Class A shares of the MainStay MacKay High Yield Corporate Bond Fund on October 31, 2018. The offering price of shares of each of the other listed Funds with a maximum sales charge of 4.50% can be calculated using the same method. The method for computing the offering price of the Investor Class shares is the same as that shown for Class A shares.

NAV per Class A Share at October 31, 2018 Per Share Sales Charge – 4.50% of offering price (4.71% of NAV per share) Class A Per Share Offering Price to the Public	$5.52 $0.26 $5.78

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The following example assumes a purchase of Class A shares of the MainStay Indexed Bond Fund aggregating less than $100,000 at a price based upon the NAV of the Class A shares of the MainStay Indexed Bond Fund on October 31, 2018. The offering price of shares of each of the other listed Funds with a maximum sales charge of 3.00% can be calculated using the same method. The method for computing the offering price of the Investor Class shares is the same as that shown for Class A shares.

NAV per Class A Share at October 31, 2018 Per Share Sales Charge – 3.00% of offering price (3.07% of NAV per share) Class A Per Share Offering Price to the Public	$10.09 $ 0.31 $10.40

PURCHASES AT NET ASSET VALUE

A Fund's Class A shares may be purchased at NAV, without payment of any sales charge, by its current and former Trustees; New York Life and its subsidiaries and their employees, officers, directors, or agents or former employees (and immediate family members); individuals and other types of accounts purchasing through "wrap fee" or other programs sponsored by a financial intermediary firm; employees (and immediate family members) of Candriam Belgium, Candriam Luxembourg, Cushing Asset Management, LP, Epoch Investment Partners, Inc., MacKay Shields LLC, Markston International LLC, NYL Investors LLC, and Winslow Capital LLC, respectively; any employee or registered representative of an authorized financial intermediary firm (and immediate family members); any employee of DST Asset Manager Solutions, Inc. (“DST”) that is assigned to the Fund; and certain additional purchases for grandfathered accounts. Class A shares or Investor Class shares may be purchased without an initial sales load by qualified tuition programs operating under Section 529 of the Internal Revenue Code.

Class I shares and Class R6 shares of the Funds are sold at NAV.

Class I shares may be purchased by:

(i)	existing Class I shareholders;

(ii)	individuals investing directly with NYLIM Service Company at least $1 million in a Fund;

(iii)	institutional investors;

(iv)	current Portfolio Managers of the Funds;

(v)	current employees of the Subadvisors and the subadvisors to other MainStay Funds; and

(vi)	existing and retired MainStay Funds Trustees.

Please note that certain financial intermediary firms, investment platforms or investment accounts may not offer Class I shares for initial or subsequent purchases. Therefore, if an investor moves to a different financial intermediary or the policies of the investor’s current financial intermediary change the investor may not be able to hold and/or purchase Class I shares of any fund in the MainStay Group of Funds or may be subject to additional investment minimums or other restrictions. Alternatively, the investor may maintain an account directly with NYLIM Service Company in order to continue to hold and purchase Class I shares.

For purposes of Class I share eligibility, the term "institutional investors" includes, but is not limited to:

(i)	individuals purchasing through certain "wrap fee" or other programs sponsored by a financial intermediary firm (such as a broker/dealer, investment adviser or financial institution) with a contractual arrangement with NYLIFE Distributors LLC or its affiliates;

(ii)	investors purchasing through certain non-broker/dealer, registered investment advisory firms;

(iii)	certain employer-sponsored, association or other group retirement or employee benefit plans or trusts having a service arrangement with the Distributor or its affiliates;

(iv)	certain financial institutions, endowments, foundations or corporations having a service arrangement with the Distributor or its affiliates;

(iv)	certain investment advisers, dealers or registered investment companies (including the MainStay Asset Allocation Funds) purchasing for their own account or for the account of other institutional investors;

(v)	investors who held separately managed institutional accounts with Epoch Investment Partners, Inc. that transition their assets from those separately managed institutional accounts to a MainStay mutual fund account; and

(vii)	certain qualified tuition programs operating under Section 529 of the Internal Revenue Code pursuant to an agreement with the Distributor or its affiliates.

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You pay no initial sales charge or CDSC on an investment in Class R6 shares. Class R6 shares are generally available only to certain retirement plans, including Section 401(a) and 457 plans, certain 403(b)(7) TSA plans, 401(k), profit sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that the plan trades on an omnibus level. Class R6 shares are generally not available to retail accounts.

You pay no initial sales charge or CDSC on an investment in Class R1, Class R2, Class R3 or Class R6 shares. Class R1, Class R2 and Class R3 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with the Distributor, including: Section 401(a) and 457 plans, certain Section 403(b)(7) TSA plans, Section 401(k), profit sharing, money purchase pension, Keogh and defined benefit plans; and non-qualified deferred compensation plans. Class R6 shares are generally available only to certain retirement plans, including Section 401(a) and 457 plans, certain 403(b)(7) TSA plans, 401(k), profit sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that the plan trades on an omnibus level. Class R1, Class R2, Class R3 and Class R6 shares are generally not available to retail accounts.

Although an investor will not pay a front-end sales charge on Class I shares, or on Class A share or Investor Class share investments of $1,000,000 or more ($250,000 or more with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund, MainStay Floating Rate Fund, MainStay MacKay Short Duration High Yield Fund, and MainStay MacKay Infrastructure Bond Fund), the Distributor, from its own resources, may pay commissions to financial intermediary firms on such investments. The Distributor, from its own resources, may pay a fee based on the value of Class I shares of certain Funds, at the time of sale and/or annually on Class I shares held, to financial intermediary firms with which the Distributor has a sales or service arrangement.

With respect to Class A and Investor Class share investments of $1,000,000 or more in a MainStay Fund, other than the MainStay Money Market Fund, $250,000 or more with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund, MainStay Floating Rate Fund and MainStay MacKay Short Duration High Yield Fund and MainStay MacKay Infrastructure Bond Fund, the dealer may receive a commission of up to:

FUND	COMMISSION
MainStay Balanced Fund
MainStay Candriam Emerging Markets Debt Fund
MainStay Candriam Emerging Markets Equity Fund
Mainstay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Choice Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Yield Fund
MainStay Income Builder Fund
MainStay Large Cap Growth Fund
MainStay MacKay Common Stock Fund
MainStay MacKay Convertible Fund
MainStay MacKay Emerging Markets Equity Fund
MainStay MacKay Growth Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay International Equity Fund
MainStay MacKay International Opportunities Fund
MainStay MacKay Small Cap Core Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay Unconstrained Bond Fund
MainStay MacKay U.S. Equity Opportunities Fund
MainStay MAP Equity Fund	1.00% for $1,000,000 to $4,999,999 0.75% for $5,000,000 to $9,999,999 0.50% for $10,000,000 or more
MainStay Conservative Allocation Fund
MainStay Floating Rate Fund
MainStay Growth Allocation Fund
MainStay MacKay California Tax Free Opportunities Fund
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay Infrastructure Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund
MainStay MacKay Short Duration High Yield Fund
MainStay MacKay Tax Free Bond Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund	1.00% for $250,000 to $4,999,999 0.75% for $5,000,000 to $9,999,999 0.50% for $10,000,000 or more
MainStay Indexed Bond Fund MainStay MacKay S&P 500 Index Fund	0.50% for $1,000,000 to $2,999,999 0.25% for $3,000,000 to $4,999,999 0.20% for $5,000,000 or more

Commissions will be calculated on a calendar year basis. Such commissions will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer concession.

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REDUCED SALES CHARGES ON CLASS A AND INVESTOR CLASS SHARES

Right of Accumulation

Under a Right of Accumulation, purchases of one or more Funds by a "Qualified Purchaser" will be aggregated for purposes of computing the sales charge. "Qualified Purchaser" includes (i) an individual and his/her spouse and their children under the age of 21; and (ii) any other organized group of persons, whether incorporated or not, which is itself a shareholder of the Fund, including group retirement and benefit plans (other than individual retirement account ("IRA") plans) whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

"Spouse," with respect to a Right of Accumulation and Letter of Intent, is defined as the person to whom you are legally married. We also consider your spouse to include one of the following: (i) an individual of the same gender with whom you have been joined in a civil union or legal contract similar to marriage; (ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or (iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Special Incentive Compensation Arrangements

The Distributor may enter into special incentive compensation arrangements with financial intermediary firms that have sold a minimum dollar amount of fund shares. Such incentives may take the form of providing reimbursement for administrative expenses, including ticket charges. None of these payments will change the price an investor pays for shares. In its sole discretion, the Distributor may discontinue these arrangements at any time.

Letter Of Intent ("LOI")

Qualified Purchasers, as defined above, may obtain reduced sales charges by signing an LOI. The LOI is a non-binding obligation on the Qualified Purchaser to purchase the full amount indicated in the LOI. The sales charge is based on the total amount to be invested during a 24-month period. For more information, call your registered representative or MainStay, at 800-624-6782.

On the initial purchase, if required (or, on subsequent purchases if necessary), 5.00% of the dollar amount specified in the LOI will be held in escrow by NYLIM Service Company in shares registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distribution on such shares automatically reinvested) are less than the amount specified, NYLIM Service Company will notify the shareholder prior to the expiration of the LOI that the total purchases toward the LOI were not met and will state the amount that needs to be invested in order to meet the dollar amount specified by the LOI. If not remitted within 20 days after the written request, NYLIM Service Company will redeem shares purchased to adjust the share balance to reflect the correct sales charge for each purchase based on the total amount invested during the LOI period.

Contingent Deferred Sales Charge, Class A and Investor Class Shares

Class A and Investor Class shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (i) capital appreciation of Fund assets; (ii) reinvestment of dividends or capital gains distributions; or (iii) Class A and Investor Class shares redeemed outside of the period specified in the Prospectus. Class A or Investor Class shares of a Fund that are purchased without an initial front-end sales charge may be exchanged for Class A or Investor Class shares of another MainStay Fund without the imposition of a CDSC, although, upon redemption, CDSCs may apply to the Class A or Investor Class shares that were acquired through an exchange if such shares are redeemed within the period specified in the Prospectus. The CDSC will be applicable to amounts invested pursuant to a right of accumulation or an LOI to the extent that (a) an initial front-end sales charge was not paid at the time of the purchase and (b) any shares so purchased are redeemed within the period specified in the Prospectus.

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For federal income tax purposes, the amount of the CDSC generally will reduce the gain or increase the loss, as the case may be, recognized upon redemption.

Contingent Deferred Sales Charge, Class B Shares

A CDSC will be imposed on redemptions of Class B shares of the Funds, in accordance with the table in the Prospectuses, at the time of any redemption by a shareholder that reduces the current value of the shareholder's Class B account in any Fund to an amount which is lower than the amount of all payments by the shareholder for the purchase of Class B shares in that Fund during the preceding six years. However, no such charge will be imposed to the extent that the aggregate NAV of the Class B shares redeemed does not exceed (1) the current aggregate NAV of Class B shares of that Fund purchased more than six years prior to the redemption, plus (2) the current aggregate NAV of Class B shares of that Fund purchased through reinvestment of dividends or distributions, plus (3) increases in the NAV of the investor's Class B shares of that Fund above the total amount of payments for the purchase of Class B shares of that Fund made during the preceding six years. Please see "Exchange Privileges" below for additional information on CDSC. Proceeds from the CDSC are paid to, and are used in whole or in part by, the Distributor to defray its expenses of providing distribution related services to the Funds in connection with the sale of the Class B shares, such as the payment of compensation to financial intermediary firms. The combination of the CDSC and the distribution fee facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase.

The amount of the CDSC, if any, paid by a redeeming shareholder will vary depending on the number of years from the time of payment for the purchase of Class B shares of any Fund (other than the MainStay Money Market Fund) until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining the rate of any applicable CDSC, it will be assumed that a shareholder is redeeming shares that were held for the longest period of time. This will result in any such charge being imposed at the lowest possible rate.

Shareholders should notify the Transfer Agent at the time of requesting such redemptions that they are eligible for a waiver of the CDSC. Class B shares upon which the CDSC may be waived may not be resold. Shareholders who are making withdrawals from retirement plans and accounts or other tax-sheltered or tax-deferred accounts should consult their tax advisors regarding the tax consequences of such withdrawals. For federal income tax purposes, the amount of the CDSC generally will reduce the gain or increase the loss, as the case may be, recognized upon redemption.

Contingent Deferred Sales Charge, Class C Shares

A CDSC of 1.00% of the NAV of Class C shares will be imposed on redemptions of Class C shares of the Funds at the time of any redemption by a shareholder that reduces the current value of the shareholder's Class C account in any Fund to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class C shares in that Fund during the preceding one year (18 months with respect to the MainStay MacKay Short Duration High Yield Fund).

Class C shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (i) capital appreciation of Fund assets; (ii) reinvestment of dividends or capital gains distributions; or (iii) Class C shares redeemed more than one year (18 months with respect to the MainStay MacKay Short Duration High Yield Fund) after their purchase. Class C shares of a Fund may be exchanged for Class C shares of another MainStay Fund without the imposition of a CDSC, although, upon redemption, CDSC may apply to the Class C shares that were acquired through an exchange if such shares are redeemed within one year (18 months with respect to the MainStay MacKay Short Duration High Yield Fund) of the date of the initial purchase.

Proceeds from the CDSC are paid to, and are used in whole or in part by, the Distributor to defray its expenses related to providing distribution related services to the Funds in connection with the sale of the Class C shares, such as the payment of compensation to selected dealers and agents. The combination of the CDSC and the distribution fee facilitates the ability of the Fund to sell the Class C shares without a sales charge being deducted at the time of purchase.

For federal income tax purposes, the amount of the CDSC generally will reduce the gain or increase the loss, as the case may be, recognized upon redemption.

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Purchases and Redemptions – Additional Information

In times of very large economic or market changes, redemptions may be difficult to implement by telephone.

Certain of the Funds have entered into a committed line of credit with State Street as agent, and various other lenders from whom a Fund may borrow in order to honor redemptions. The credit facility is expected to be utilized in periods when the Funds experience unusually large redemption requests. None of the Funds intend to borrow for the purpose of purchasing securities using the credit facility or any other source of borrowed funds.

Purchases In-Kind

The value of securities being contributed in-kind must be at least equal to the greater of: (i) 1% of the assets of the Fund immediately prior to the in-kind purchase; or (ii) $1,000,000. This requirement may be waived if the Manager feels that the proposed transaction is in the best interest of the Fund. Securities received by a Fund in connection with an in-kind purchase will be valued in accordance with the Fund's valuation procedures as of the time of the next-determined NAV per share of the Fund following receipt in good form of the order.

In situations where the purchase is made by an affiliate of the Fund with securities received by the affiliate through a redemption in-kind from another fund, the redemption in-kind and purchase in-kind must be effected simultaneously, the Fund and the redeeming MainStay Fund must have the same procedures for determining their NAVs, and the Fund and the redeeming MainStay Fund must ascribe the same value to the securities.

With respect to in-kind purchases by unaffiliated clients of the Manager through accounts separately managed by the Manager that are not subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), the purchase request must be in writing and the purchase be made in accordance with Rule 17a-7 under the 1940 Act, except for that rule's requirement that purchases must be made for no consideration other than cash.

Purchases made by affiliates of the Fund or the Manager through accounts separately managed by the Manager that are not subject to ERISA must meet additional standards. Among other requirements, such transactions must comply with Rule 17a-7 under the 1940 Act, the redemption must be effected simultaneously with the purchase, the redeeming account and the Fund must have the same procedures for determining their NAVs (or the Fund's procedures must be used), the Manager must bear all the costs associated with the in-kind purchase.

With respect to purchases by investors that are not affiliates of the Fund and do not seek to make the purchase through an account separately managed by the Manager, the securities must have a value that is readily ascertainable as evidenced, for example, by a listing on a bona fide domestic or foreign exchange.

The investor must call 800-624-6782 before attempting to purchase shares in-kind. The Funds reserve the right to amend or terminate this practice at any time.

Redemptions In-Kind

The Funds have agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder. If requested by a shareholder, a Fund may redeem shares of the Fund solely by a distribution in-kind of securities (instead of cash) from the Fund’s portfolio. The Funds reserve the right to pay other redemptions, either totally or partially, by a distribution in-kind of securities (instead of cash) from the applicable Fund's portfolio, consistent with the Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed and would be subject to market and other risks before sale. If a shareholder receives a distribution in-kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

Under current rules governing money market funds, the MainStay Money Market Fund may suspend redemptions pursuant to Rule 2a-7 (as described in the Prospectus) and as part of a liquidation of the Fund. The Fund may suspend redemptions if (i) (a) the Fund (at the end of a business day) has invested less than ten percent of its total assets in “weekly liquid assets” or (b) the Fund’s price per share, as computed for the purpose of distribution, redemption and repurchase (rounded to the nearest one percent), has deviated from the stable price established by the Board or the Board, including a majority of the Independent Trustees, determines that such a deviation is likely to occur and (ii) the Board, including a majority of the Independent Trustees, irrevocably has approved the liquidation of the Fund. The Fund must first notify the SEC of a suspension of redemptions in connection with its liquidation.

Exchange Privileges

INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY BEFORE THEY PLACE AN EXCHANGE REQUEST.

An exchange may be made by either of the following methods: (1) writing the Transfer Agent via regular mail at The MainStay Funds, P.O. Box 219003, Kansas City, Missouri 64121-9000; (2) writing the Transfer Agent via overnight mail at The MainStay Funds, 430 West 7th Street, Suite 219003, Kansas City, Missouri 64105-1407; (3) calling the Transfer Agent at 800-624-6782 (8:30 am to 5:00 pm Eastern time); (4) contacting your broker/dealer to facilitate the exchange request; (5) calling the MainStay Audio Response System at 800-624-6782; or (6) by accessing your account via nylinvestments.com/funds.

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Shares of a Fund that are subject to a CDSC may be exchanged for the same class of shares of another MainStay Fund at the NAV next determined following receipt of a properly executed exchange request, without the payment of a CDSC; the sales charge will be assessed, if applicable, when the shareholder redeems his or her shares without a corresponding purchase of shares of another MainStay Fund. For purposes of determining the length of time a shareholder owned shares prior to redemption or repurchase in order to determine the applicable CDSC, if any, shares will be deemed to have been held from the date of original purchase of the shares (except as described below) and the applicable CDSC will be assessed when the shares are redeemed. However, if shares of a Fund that are subject to a CDSC are exchanged into shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC (and conversion into Class A shares or Investor Class shares with respect to Class B and Class C shares, as applicable, as described below under "Conversion Privileges") stops until the shares are exchanged back into shares of another MainStay Fund that are subject to a CDSC. This means that exchanging shares that are subject to a CDSC into shares of the MainStay Money Market Fund extends the holding period for purposes of determining the CDSC (and conversion into Class A shares or Investor Class shares with respect to Class B and Class C shares, as applicable, as described below under "Conversion Privileges") for the amount of time that you hold those shares of the MainStay Money Market Fund.

If a shareholder exchanges shares of a MainStay Fund subject to a CDSC for shares of the MainStay Money Market Fund and then redeems those shares, the CDSC will be assessed when the shares are redeemed even though the MainStay Money Market Fund does not otherwise assess a CDSC on redemptions. Shares of a Fund acquired as a result of subsequent investments, except reinvested dividends and distributions, may be subject to the CDSC when ultimately redeemed without purchasing shares of another MainStay Fund.

Where a shareholder seeks to exchange Class A shares or Investor Class shares of the MainStay Money Market Fund for Class A shares or Investor Class shares of another MainStay Fund that are subject to a front-end sales charge, the applicable sales charge will be imposed on the exchange unless the shareholder has previously paid a sales charge with respect to such shares.

In times of very large economic or market changes, the telephone exchange privilege may be difficult to implement. When calling NYLIM Service Company to make a telephone exchange, shareholders should have their account number and Social Security or Taxpayer identification number available. Under the telephone exchange privilege, shares may only be exchanged among accounts with identical names, addresses and Social Security or Taxpayer identification number. Shares may be transferred among accounts with different names, addresses and Social Security or Taxpayer identification number only if the exchange request is in writing and is received in "good order." If the financial intermediary firm permits, the financial advisor of record may initiate telephone exchanges on behalf of a shareholder, unless the shareholder notifies the Fund in writing not to permit such exchanges. There will be no exchanges during any period in which the right of exchange is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted or the SEC deems an emergency to exist.

The exchange privilege may be modified or withdrawn at any time upon prior notice.

Redemption by Check

The MainStay Money Market Fund and State Street each reserve the right at any time to suspend the procedure permitting redemption by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Board Members to be adverse to the interest of other shareholders of the MainStay Money Market Fund. Shareholders who arrange to have checkwriting privileges will be subject to the rules and regulations of State Street pertaining to this checkwriting privilege as amended from time to time. The applicable rules and regulations will be made available by State Street upon request when a shareholder establishes checkwriting privileges.

CONVERSION PRIVILEGES

Automatic Conversions Between Share Classes of the Same Fund

A shareholder's Class A, Investor Class, Class B and Class C shares, as applicable, may be subject to automatic conversions between share classes as described in the Prospectuses.

Class B shares are closed to all new purchases and additional investments by existing Class B shareholders. If a shareholder had purchased Class B shares of a Fund on more than one date and holds Class B shares of the Fund long enough for the Class B shares to automatically convert, the shareholder may hold both Class A or Investor Class shares of the Fund (acquired as a result of the automatic conversion) and Class B shares of the Fund (those that have not been held for the full holding period). If a partial automatic conversion of a shareholder's Class B shares to Class A or Investor Class shares of a Fund results in a shareholder holding Class B shares of that Fund with an aggregate value of $999.99 or less, the Fund will automatically convert the remaining Class B shares to Class A or Investor Class shares. Class A or Investor Class shares held by shareholders as a result of this early conversion feature will not be subject to the higher Rule 12b-1 fees applicable to Class B shares, nor will shareholders be charged a CDSC that normally would be assessed as a result of a redemption in connection with such conversion of the Class B shares prior to the completion of the full holding period.

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Although the Funds expect that an automatic conversion between share classes of the same Fund should not result in the recognition of a gain or loss for tax purposes, shareholders should consult a tax adviser with respect to the tax treatment of investments in a Fund. The Funds reserve the right to modify or eliminate this automatic share class conversion feature.

Class A shares received by holders of Class P shares of certain Epoch Funds in connection with the Epoch Fund Reorganizations, or shares obtained through an exchange of those Class A shares or any subsequent purchase will not be subject to the automatic conversion feature described in the Prospectuses.

TAX-DEFERRED RETIREMENT PLANS

Cash or Deferred Profit Sharing Plans Under Section 401(k) for Corporations and Self-Employed Individuals

Shares of a Fund may be purchased as an investment under a cash or deferred profit sharing plan intended to qualify under Section 401(k) of the Internal Revenue Code (a "401(k) Plan") adopted by a corporation, a self-employed individual (including sole proprietors and partnerships), or other organization. Shares of a Fund may also be used as funding vehicles for qualified retirement plans including 401(k) plans, which may be administered by third-party administrator organizations. The Distributor does not sponsor or administer such qualified plans at this time. Certain Funds may not be available for your plan. Please check with your plan administrator.

Individual Retirement Account ("IRA") and Coverdell Education Savings Accounts

Shares of a Fund may be purchased as an investment under profit sharing, pension, and other retirement plans, IRAs, Coverdell Education Savings Accounts ("CESAs") and tax-deferred annuities to the extent the shares of a Fund are a permitted investment according to the provisions of the relevant plan documents. Third-party administrative services may limit or delay the processing of transactions. Certain Funds may not be available for your account. Please check with your account administrator.

The custodial agreements and forms provided by the Funds' custodian and transfer agent designate New York Life Trust Company as custodian for IRAs, CESAs and tax sheltered custodial accounts (403(b)(7) TSA plans) (unless another trustee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans. Each plan provides that dividends and distributions will be reinvested automatically. For further details with respect to any plan, including fees charged by New York Life Trust Company, tax consequences and redemption information, see the specific documents for that plan.

The federal tax laws applicable to retirement plans, IRAs, CESAs and 403(b)(7) TSA plans are extremely complex and change from time to time. Therefore, an investor should consult with his or her own professional tax advisor before establishing any of the tax-deferred retirement plans described above.

TRADITIONAL IRAs. For 2017, an individual who has not attained age 70½ may contribute as much as $5,500 of his or her earned income to a traditional IRA. A married individual filing a joint return may also contribute to a traditional IRA for a nonworking spouse.

Eligible individuals age 50 and older may make additional contributions to their traditional IRAs in the form of catch-up contributions. The maximum limit for a catch-up contribution is $1,000.

Your traditional IRA contribution may be fully deductible, partially deductible or nondeductible for federal income tax purposes.

(a) Eligibility. Under the law, if neither you, nor your spouse, is an active participant (see (b) below) you may make a contribution to a regular IRA of up to the lesser of $5,500 (or an additional $5,500 in the case of Spousal IRA), for tax year 2017, or 100% of compensation and take a deduction for the entire amount contributed. If you are an active participant but have a Modified Adjusted Gross Income (MAGI) below a certain level (see (c) below), you are treated as if you were not an active participant and may make a deductible contribution. If you are an active participant and you have MAGI above that level (see (c) below), the amount of the deductible contribution you may make is phased down and eventually eliminated. If you are not an active participant but your spouse is an active participant, you may make a deductible contribution provided that if your combined MAGI is above the specified level (see (c) below), the amount of the deductible contribution you may make to an IRA is phased down and eventually eliminated. The limitation of the lesser of $5,500 (or the current limit) or 100% of compensation is reduced by the amount of contributions you make to any other regular IRA (except Education IRAs, now called Coverdell Education Savings Accounts) or Roth IRA for the taxable year. For individuals who have reached age 50 before the close of the tax year, the annual cash contribution limit is increased by $1,000 for 2017.

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(b) Active Participant. You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, a 403(a) annuity, certain government plans, a salary reduction arrangement (such as a Tax Sheltered Annuity arrangement or a 401(k) plan), a Simplified Employee Pension (SEP) plan, a SIMPLE plan, or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

(c) Modified Adjusted Gross Income (“MAGI”). If you or your spouse is an active participant, you must look at your MAGI for the year (if you and your spouse file a joint tax return you use your combined MAGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your MAGI for this purpose. If you are at or below a certain MAGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant. If you are single, your deduction threshold MAGI level is $62,000 and phased out at $72,000 (for 2017). The deduction threshold level if you are married and file a joint tax return is $99,000 and phased out at $119,000 (for 2017), and if you are married but file a separate tax return, the deduction is phased out at $10,000 (for 2017). However, if only your spouse is an active participant and you file a joint tax return, the deduction threshold level is $186,000 and phased out at $196,000 (for 2017).

The deductibility of IRA contributions under state law varies from state to state. To determine the deductibility of an IRA contribution, please consult with your tax advisor.

An individual not permitted to make a deductible contribution to an IRA may nonetheless make nondeductible contributions up to the maximum contribution limit for that year.

Distributions from IRAs (to the extent they are not treated as a tax-free return of nondeductible contributions) are taxable under federal income tax laws as ordinary income. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, all traditional IRAs are aggregated and treated as one IRA, all withdrawals are treated as one withdrawal, and then a proportionate amount of the withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Certain early withdrawals are subject to an additional penalty tax. However, there are exceptions for certain withdrawals, including: withdrawals up to a total of $10,000 for qualified first-time home buyer expenses or withdrawals used to pay "qualified higher education expenses" of the minimum amount of such distributions. The owner of a traditional IRA must make certain required minimum distributions beginning after age 70½; failure to comply with these rules can result in the imposition of a 50% excise tax. Please consult with your tax advisor regarding required minimum distributions.

To determine the deductibility of a Traditional IRA contribution, please consult with your tax advisor. Please see the IRA Custodial Agreement for additional rules.

ROTH IRAs. Roth IRAs are a form of individual retirement account that feature nondeductible contributions that may be made even after the individual attains the age of 70½. In certain cases, distributions from a Roth IRA may be tax free. For 2017, the Roth IRA, like the traditional IRA, is subject to a $5,500 ($11,000 for a married couple, $6,500 for individuals over age 50, and $13,000 for a married couple over age 50) contribution limit (taking into account both Roth IRA and traditional IRA contributions). The maximum contribution that can be made is phased-out for taxpayers with adjusted gross income between $118,000 and $133,000 ($186,000 - $196,000 if married filing jointly). If the Roth IRA has been in effect for five years, and distributions are (1) made on or after the individual attains the age of 59½; (2) made after the individual's death; (3) attributable to disability; or (4) used for "qualified first-time home buyer expenses," they are not taxable. If these requirements are not met, distributions are treated first as a return of contributions and then as taxable earnings. Taxable distributions may be subject to a 10% penalty for early distributions. All Roth IRAs, like traditional IRAs, are treated as one IRA for this purpose. Unlike the traditional IRA, Roth IRAs are not subject to minimum distribution requirements during the account owner's lifetime. However, the amount in a Roth IRA is subject to required minimum distribution rules after the death of the account owner. Please see the Roth IRA Custodial Agreement for additional rules on contribution phase-out limits based on income.

Eligible individuals age 50 and older may make additional contributions to their Roth IRAs in the form of catch-up contributions. The maximum limit for a catch-up contribution is $1,000.

COVERDELL EDUCATION SAVINGS ACCOUNTS. A taxpayer may make nondeductible contributions of up to $2,000 per year per beneficiary to a Coverdell Education Savings Account. Contributions cannot be made after the beneficiary becomes 18 years old unless the beneficiary qualifies as a special needs beneficiary. The maximum contribution is phased out for taxpayers with a MAGI between $95,000 and $110,000 ($190,000 - $220,000 if married filing jointly). Earnings are tax-deferred until a distribution is made. If a distribution does not exceed the beneficiary's "qualified higher education expenses" for the year, no part of the distribution is taxable. If part of a distribution is taxable, a penalty tax will generally apply as well. Any balance remaining in a Coverdell Education Savings Account when the beneficiary becomes 30 years old must be distributed and any earnings will be taxable and may be subject to a penalty tax upon distribution. Please see the Coverdell Education Savings Account Custodial Agreement for additional rules.

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All income and capital gains deriving from IRA and Coverdell Education Savings Account investments in the Fund are reinvested and compounded tax-deferred until distributed from the IRA or Coverdell Education Savings Account. The combination of annual contributions to a traditional IRA, which may be deductible, and tax-deferred compounding can lead to substantial retirement savings. Similarly, the combination of tax free distributions from a Roth IRA or Coverdell Education Savings Account combined with tax-deferred compounded earnings on IRA investments can lead to substantial retirement and/or education savings.

TAX INFORMATION

The discussion herein relating to certain federal income tax considerations is presented for general informational purposes only. Since the tax laws are complex and tax results can vary depending upon specific circumstances, investors should consult their own tax adviser regarding an investment in a Fund, including the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion is based upon provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative rulings, all of which are subject to change, which change may be retroactive.

Taxation of the Funds

Each Fund has either elected or intends to elect and qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. If a Fund so qualifies and elects, it generally will not be subject to federal income tax on its investment company taxable income (which includes, among other items, dividends, interest, and the excess, if any, of net short term capital gains over net long-term capital losses), determined without regard to any deduction for dividends paid, and its net capital gains (net long-term capital gains in excess of net short term capital losses) that it distributes to its shareholders.

The MainStay Funds of Funds will not be able to offset gains distributed by one Underlying Fund in which it invests against losses incurred in another Underlying Fund in the MainStay Funds of Funds invest. Redemptions of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could also cause additional distributable gains to shareholders of the MainStay Funds of Funds. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the MainStay Funds of Funds. Further, a portion of losses on redemptions of shares in the Underlying Funds may be deferred under the wash sale rules. As a result of these factors, the use of the fund-of-funds structure by the MainStay Funds of Funds could therefore affect the amount, timing and character of distributions to their shareholders.

Each Fund intends to distribute, at least annually, to its shareholders substantially all of its investment company taxable income and its net capital gains. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

To qualify for treatment as a regulated investment company, a Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, net income derived from certain qualified publicly traded partnerships, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in stock, securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies and other securities, that with respect to any one issuer do not represent more than 5% of the value of the Fund's total assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships; and (c) distribute dividends to its shareholders in respect of each taxable year of an amount equal to at least 90% of the sum of its investment company taxable income (as such term is defined in the Internal Revenue Code) and its net tax-exempt interest income, determined without regard to any deduction for dividends paid.

If a Fund does not meet all of these Internal Revenue Code requirements, it will be taxed (unless certain cure provisions apply) as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as dividend income (except to the extent a shareholder is exempt from tax).

The Treasury Department is authorized to issue regulations to provide that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) may be excluded from qualifying income for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

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The diversification requirements relating to the qualification of a Fund as a regulated investment company may limit the extent to which a Fund will be able to engage in certain investment practices, including transactions in futures contracts and other types of derivative securities transactions. In addition, if a Fund were unable to dispose of portfolio securities due to settlement problems relating to foreign investments or due to the holding of illiquid investments, the Fund's ability to qualify as a regulated investment company might be affected.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund generally must distribute for the calendar year dividends to its shareholders of an amount at least equal to the sum of (1) 98% of its ordinary taxable income (excluding any capital gains or losses) generally for the calendar year, taking into account certain deferrals and elections, (2) 98.2% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary taxable income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed by the Fund on which the Fund did not incur an income tax during such years. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

Character of Distributions to Shareholders — General

Distributions of investment company taxable income, including distributions of net short-term capital gains, are generally characterized as ordinary income. Distributions of a Fund's net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, reported by a Fund as capital gain dividends, will generally be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. All distributions are includable in the gross income of a shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in the shares received equal to the amount of cash the shareholder could have received as the dividend reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

The MainStay Funds of Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds. Distributions of any long-term capital gains of either the MainStay Funds of Funds or Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, and income generated from equity and debt securities will be taxed as ordinary income. Underlying Funds with high portfolio turnover may realize gains at an earlier time than Underlying Funds with a lower turnover and may not hold securities long enough to obtain the possible benefits of long-term capital gains rates.

The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Each of the Funds that invest in stock will be able to report a portion of its ordinary income distributions as qualified dividends to the extent that the Fund derives income from qualified dividends. A greater than 60 day holding period and other requirements must be satisfied by both the Fund and the shareholder with respect to each qualified dividend in order to be eligible for the reduced tax rate. A portion of the dividends received from the MainStay Asset Allocation Funds may be treated as qualified dividends to the extent that the Underlying Funds receive qualified dividends. Since many of the stocks in which the Funds or Underlying Funds invest may not pay significant dividends, it is not likely that a substantial portion of the distributions by the Funds will qualify for the preferential rate applicable to qualified dividends.

If a portion of a Fund's net investment income is derived from dividends from domestic corporations, then a portion of such distributions may also be eligible for the corporate dividends-received deduction. Capital gain distributions will not be eligible for the corporate dividends-received deduction. The dividends-received deduction is reduced to the extent shares of a Fund are treated as debt-financed under the Internal Revenue Code and is generally eliminated unless such shares are deemed to have been held for more than 45 days during a specified period. In addition, the entire dividend (including the deducted portion) is includable in the corporate shareholder's alternative minimum taxable income.

If a Fund makes a distribution derived from income earned by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan, pursuant to a securities lending transaction, such income will not constitute qualified dividend income and will not be eligible for the corporate dividends-received deduction. Similar consequences may apply to repurchase and other derivative transactions. Additionally, to the extent any Fund makes distributions of income earned by the Fund in lieu of tax-exempt interest with respect to securities on loan, such distributions will not be considered in determining the amount of exempt-interest dividends (defined below) distributed to shareholders.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

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A Fund's distributions with respect to a given taxable year may exceed its current and accumulated earnings and profits available for distribution. In that event, distributions in excess of such earnings and profits generally would be characterized as a return of capital to shareholders for federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Redemptions in excess of a shareholder's cost basis in a Fund's shares generally would be treated as a gain realized from a sale of such shares. A Fund's capital loss carryforwards, if any, from taxable years beginning before December 23, 2010 do not reduce current earnings and profits even if such carryforwards reduce the Fund’s realized capital gains in the current taxable year. In the case of a Fund with a non-calendar taxable year end, the Fund’s earnings and profits are first allocated to distributions made by the Fund on or before December 31 of the taxable year, and then to distributions made by the Fund after December 31 of such taxable year.

Distributions by a Fund (other than the MainStay Money Market Fund) reduce the NAV of the Fund's shares. Should a distribution reduce the NAV below a shareholder's cost basis, such distribution, nevertheless, generally would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may economically represent a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of their investment upon such distribution, which will nevertheless generally be taxable to them.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that calendar year to shareholders on a record date in such a month and paid by the Fund during January of the following calendar year. Such a distribution will be includable in the gross income of shareholders in the calendar year in which it is declared, rather than the calendar year in which it is received. A Fund may elect to defer recognizing, until the following taxable year, certain net capital losses arising after October 31 of the current taxable year, and certain net ordinary losses arising after October 31 and/or December 31 of the current taxable year. Such deferrals and other rules regarding gains and losses recognized after October 31 and December 31 may affect the amount, timing and tax character of shareholder distributions.

Under recent tax legislation, individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends. Recently proposed IRS regulations allow a regulated investment company to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of a regulated investment company that have received taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Character of Distributions to Shareholders — The MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund

The Internal Revenue Code permits the character of federally tax-exempt interest distributed by a regulated investment company to "flow through" as “exempt-interest dividends” to its shareholders, provided that 50% or more of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal or other obligations the interest on which is exempt under Section 103(a) of the Internal Revenue Code. The Funds intend to satisfy the 50% requirement to permit their distributions of tax-exempt interest to be treated as such for regular federal income tax purposes in the hands of their shareholders. Exempt-interest dividends must be taken into account by individual shareholders in determining whether their income are large enough to result in taxation of up to 85% of their social security benefits and certain railroad retirement benefits. None of the income distributions of the Funds will be eligible for the deduction for dividends received by certain U.S. corporations.

Although a significant portion of the distributions by the Funds generally is expected to constitute exempt-interest dividends, the Funds may under certain circumstances invest in obligations the interest from which is fully taxable, or, although exempt from the regular federal income tax, is subject to the alternative minimum tax. Similarly, gains from the sale or exchange of obligations the interest on which is exempt from regular federal income tax will constitute taxable income to the Funds. Taxable income or gain may also arise from securities lending transactions, repurchase agreements and options and futures transactions and from municipal obligations acquired at a market discount. Accordingly, it is possible that a significant portion of the distributions of the Funds will constitute taxable rather than tax-exempt income in the hands of a shareholder. Furthermore, investors should be aware that tax laws may change, and issuers may fail to follow applicable laws, causing a tax-exempt item to become taxable.

In addition, as discussed below, a sale of shares in the Funds (including a redemption of such shares and an exchange of shares between two mutual funds) generally will be a taxable event, and may result in a taxable gain or loss to a shareholder. Shareholders should be aware that redeeming shares of the Funds after tax-exempt interest has been accrued by the Fund but before that income has been declared as a dividend may be disadvantageous. This is because the gain, if any, on the redemption will be taxable, even though such gains may be attributable in part to the accrued tax-exempt interest which, if distributed to the shareholder as a dividend rather than as redemption proceeds, might have qualified as an exempt-interest dividend.

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Exempt-interest dividends, ordinary dividends, if any, and capital gains distributions from the Funds and any capital gains or losses realized from the sale or exchange of shares may be subject to state and local taxes. However, the portion of a distribution of the Funds' tax-exempt income that is attributable to state and municipal securities issued within the shareholder's own state may not be subject, at least in some states, to state or local taxes.

Distributions derived from interest on certain private activity bonds which is exempt from regular federal income tax are treated as a tax preference item and may subject individual or corporate shareholders to liability (or increased liability) for the alternative minimum tax. In addition, because a portion of the difference between adjusted current earnings, as defined in the Internal Revenue Code, and alternative minimum taxable income is an addition to the alternative minimum tax base, all distributions derived from interest which is exempt from regular federal income tax are included in adjusted current earnings and may subject corporate shareholders to or increase their liability for the alternative minimum tax.

Opinions relating to the validity of municipal securities and the exemption of interest thereon from federal income tax are rendered by bond counsel to the issuers of bonds held by the Funds. The Funds, the Manager and its affiliates, and the Funds' counsel make no review of proceedings relating to the issuance of state or municipal securities or the bases of such opinions.

Due to the lack of adequate supply of certain types of tax-exempt obligations, and other reasons, various instruments are being marketed which are not "pure" state and local obligations, but which are thought to generate interest excludable from gross income under section 103 of the Internal Revenue Code. While the Funds may invest in such instruments, they do not guarantee the tax-exempt status of the income earned thereon or from any other investment. Thus, for example, were the Funds to invest in an instrument thought to give rise to tax-exempt interest but such interest ultimately were determined to be taxable, the Funds might be considered to have invested more than 20% of their assets in taxable instruments. In addition, it is possible in such circumstances that the Funds will not have met the 50% investment threshold, described above, necessary to pay exempt-interest dividends.

Section 147(a) of the Internal Revenue Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed thereby. No investigation as to the users of the facilities financed by bonds in the respective portfolios of the Funds has been made by the Funds. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Funds since the acquisition of shares of the Funds may result in adverse tax consequences to them.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Funds is not deductible to the extent it is deemed related to the Funds’ distributions of exempt-interest dividends.

Income derived by the Funds from taxable investments, including but not limited to securities lending transactions, repurchase transactions, options and futures transactions, and investments in commercial paper, bankers' acceptances and CDs will be taxable for federal, state and local income tax purposes when distributed to shareholders. Income derived by the Funds from interest on direct obligations of the U.S. government will be taxable for federal income tax purposes when distributed to shareholders but, provided that the Fund meets the requirements of state law and properly designates distributions to shareholders, such distributions may be excludable from income for state personal income tax purposes. A portion of original issue discount relating to stripped municipal securities and their coupons may also be treated as taxable income under certain circumstances - see "Discount" below. Acquisitions of municipal securities at a market discount may also result in ordinary income and/or capital gains.

Federal Income Tax Capital Loss Carryforwards

A net capital loss incurred by a Fund in a taxable year beginning before December 23, 2010 (a “pre-enactment capital loss”) is characterized as a short-term capital loss, and may only be used to offset capital gains realized during the eight taxable year period following the taxable year of such loss. A net capital loss incurred by a Fund in a taxable year beginning after December 22, 2010 (a “post-enactment capital loss”) may be carried forward for an unlimited period, and may be used to offset future capital gains. However, post-enactment capital losses are required to be used to offset such future capital gains before using pre-enactment capital losses. As a result of this ordering rule, pre-enactment capital losses may expire unused. Additionally, any post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses, rather than being considered all short-term capital losses. Accordingly, no capital gain distribution is expected to be paid to shareholders of a Fund to the extent it has capital loss carryforwards until net gains have been realized in excess of such amounts. The Funds cannot carry back or carry forward any net operating losses.

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As of October 31, 2018, the following Funds had capital loss carryforwards approximating the amount indicated for federal income tax purposes, expiring in the taxable year indicated:

FUND	AVAILABLE THROUGH	SHORT TERM CAPITAL LOSS AMOUNT (000'S)	LONG TERM CAPITAL LOSS AMOUNT (000’S)
MainStay Candriam Emerging Markets Debt Fund	Unlimited	$-	$12,648
MainStay Epoch International Choice Fund	Unlimited	71,193	81,363
MainStay Floating Rate Fund	2019	3,796	-
	Unlimited	781	-
MainStay Candriam Emerging Markets Equity Fund	Unlimited	7,771	-
MainStay MacKay California Tax Free Opportunities Fund	Unlimited	6,880	-
MainStay MacKay High Yield Corporate Bond Fund	Unlimited	18,952	147,131
MainStay MacKay High Yield Municipal Bond Fund	Unlimited
MainStay MacKay Infrastructure Bond Fund	Unlimited	845	1,819
MainStay MacKay Indexed Bond Fund	Unlimited	429	592
MainStay MacKay International Opportunities Fund	Unlimited	31,743	-
MainStay MacKay New York Tax Free Opportunities Fund	Unlimited	3,340	1,754
MainStay MacKay Short Duration High Yield Fund	Unlimited	1,934	3,040
MainStay MacKay Tax Free Bond Fund	2019	2,136	-
	Unlimited	4,218	-
MainStay MacKay Total Return Bond Fund	Unlimited	10,892	29,453
MainStay MacKay Unconstrained Bond Fund	Unlimited	21,994	153,128
MainStay Money Market Fund	Unlimited	0*

* Less than $500

The following Funds utilized capital loss carryforwards during the year ended October 31, 2018:

MainStay Epoch International Choice Fund	$41,258,845
MainStay MacKay California Tax Free Opportunities Fund	279,926
MainStay MacKay Emerging Markets Equity Fund	11,028,035
MainStay MacKay High Yield Corporate Bond Fund	111,746,196
MainStay MacKay High Yield Municipal Bond Fund	553,504
MainStay MacKay International Equity Fund	35,592,840
MainStay MacKay Short Duration High Yield Fund	872,689
MainStay MacKay Tax Free Bond Fund	17,377,361
MainStay MacKay Unconstrained Bond Fund	6,997,923

In addition, the following Funds had capital loss carryforwards that expired during the fiscal year ended October 31, 2018.

MainStay Floating Rate Fund	$2,021,993

Dispositions of Fund Shares

Upon redemption, sale or exchange of shares of a Fund, a shareholder generally will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder's tax basis for the shares. Any gain or loss generally will be a capital gain or loss if the shares of a Fund are capital assets in the hands of the shareholder, and a gain generally will be taxable to shareholders as long-term capital gains if the shares had been held for more than one year.

A loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less at the time of their disposition. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid may, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less at the time of their disposition. A loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (whether through reinvestment of distributions, or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Individual shareholders may generally deduct in any year only $3,000 of capital losses that are not offset by capital gains and any remaining losses may be carried over to future years. Corporations may generally deduct losses only to the extent of capital gains, and are subject to certain limitations with respect to carryovers for excess losses.

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Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased (and prior to February 1st of the following year) and new shares are acquired without a sales charge or at a reduced sales charge pursuant to a right acquired upon the initial purchase of shares. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares and will be reflected in their basis.

Foreign Currency Gains and Losses

Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forwards and other contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are generally treated as ordinary gain or loss or capital gain or loss depending upon election for certain forwards, futures and options made by each Fund. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment income distributable to its shareholders. If Section 988 losses exceed other investment company taxable income (which includes, among other items, dividends, interest and the excess, if any, of net short-term capital gains over net long-term capital losses) during the taxable year, a Fund would not be able to make any ordinary dividend distributions, and distributions made before the losses were realized would be recharacterized as a return of capital to shareholders or, in some cases, as capital gain, rather than as an ordinary dividend.

Discount

Certain bonds acquired by the Funds, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as income earned by a Fund over the term of the bond, and therefore is subject to the distribution requirements of the Internal Revenue Code. The annual amount of income earned on such a bond by a Fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the Funds may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by a Fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a Fund elects to include market discount in income in the taxable years to which it is attributable). Recent tax legislation may require current accrual of market discount even without such an election. Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a Fund at a constant rate over the time remaining to the bond's maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain.

Some of the bonds acquired by a Fund with a fixed maturity date of one year or less from the date of their issuance may be treated as having original issue discount or, in certain cases, “acquisition discount” (very generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). A Fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and thus included in a Fund's investment company taxable income, will depend upon which of the permitted accrual methods the Fund elects.

Where a Fund acquires a bond at a price that exceeds the bond’s stated redemption price at maturity, the bond is considered to have been acquired at a premium which is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds acquired by the Fund, the Fund would reduce the tax basis of the bonds as well as its investment company taxable income by the amount of amortized premium on such bonds. Upon the sale or other disposition of such bonds acquired on or after January 4, 2013, a Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, a Fund is required to reduce its tax basis as well as the amount of tax-exempt interest available for distribution to shareholders as exempt-interest dividends by the amount of such amortized premium.

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Taxation of Options, Futures Contracts, and Similar Instruments

Some of the options, futures contracts and forward contracts entered into by a Fund may be treated as "Section 1256 contracts." Generally, gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, certain Section 1256 contracts held by a Fund are "marked-to-market" at the end of the Fund’s taxable year as well as on certain other dates prescribed in the Internal Revenue Code with the result that unrealized gains or losses are treated as though they were realized by the Fund. The resulting gain or loss generally is treated as 60/40 gain or loss, except for foreign currency gain or loss on such contracts, which generally is ordinary in character, unless an election is made by a Fund to treat such gain or loss on certain forwards, futures and options as capital gain or loss.

Distribution of a Fund's gains from hedging transactions will be taxable to shareholders. Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the amount, timing and character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized.

Furthermore, certain transactions (including options, futures contracts, notional principal contracts, short sales and short sales against the box) with respect to an "appreciated position" in certain financial instruments may be deemed a constructive sale of the appreciated position, requiring the immediate recognition of gain by a Fund as if the appreciated position were sold by the Fund.

Because only a few regulations implementing the straddle rules have been promulgated, and regulations relating to constructive sales of appreciated positions have yet to be promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear. The hedging transactions in which a Fund engages may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property (for example, a short sale against the box), the Fund generally would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale generally would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

A Fund may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.

Regarding the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund, gains from certain transactions, including, for example, transactions in options, futures, and other instruments, and from obligations the interest on which is not exempt from federal income tax, will be taxable income to the Funds.

Gains from certain transactions, including, for example, transactions in options, futures, and other instruments, and from obligations the interest on which is not exempt from federal income tax, will be taxable income to the Funds. The diversification requirements applicable to a Fund's status as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, or other financial instruments.

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The rules governing the tax aspects of swap agreements entered into by a MainStay Fund are in a developing stage and are not entirely clear in certain respects. Accordingly, while the MainStay Funds eligible to enter into swap agreements intend to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could have tax consequences. The MainStay Funds intend to monitor developments in this area.

Certain requirements that must be met under the Internal Revenue Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, forward contracts, and swaps.

Foreign Taxes

Foreign investing involves the possibility of confiscatory taxation, foreign taxation of income earned in the foreign nation (including withholding taxes on interest and dividends) or other foreign taxes imposed with respect to investments in the foreign nation.

Investment income received (including gains recognized) by a Fund from sources outside the United States may be subject to foreign taxes which were paid or withheld at the source. Such taxes will reduce the amount of dividends and distributions paid to the Funds' shareholders. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which each Fund's assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance.

MainStay Candriam Emerging Markets Equity Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay MacKay Emerging Markets Equity Fund, MainStay MacKay International Equity Fund and MainStay MacKay International Opportunities Fund may qualify for and make the election permitted under Section 853 of the Internal Revenue Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities of foreign corporations. Additionally, a Fund may be eligible to make such election if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income and similar taxes paid by a Fund, and will be entitled either to claim a deduction (as an itemized deduction) for his pro rata share of such foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income taxes, subject to limitations. Foreign taxes may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified whether the foreign taxes paid by the Fund will be eligible for such treatment for that year and, if so, such notification will report (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from sources within each such country.

The foreign tax credit and deduction available to shareholders is subject to certain limitations imposed by the Internal Revenue Code, including a holding period requirement with respect to Fund shares. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of a Fund's income flows through to its shareholders. With respect to the Funds, gains from the sale of securities generally will be treated as derived from U.S. sources and Section 988 gains generally will be characterized as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including foreign source passive income received from a Fund. If a Fund is not eligible to make the election described above, the foreign income and similar taxes it pays generally will reduce investment company taxable income and distributions by a Fund will be treated as United States source income.

It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed its pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from taxation by virtue of such shareholder's tax-exempt status, and such a shareholder generally will not be entitled to either a tax credit or a deduction with respect to such income.

The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

Passive Foreign Investment Companies

Certain Funds may invest in shares of foreign corporations which may be treated under the Internal Revenue Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself generally will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have otherwise been characterized as capital gain.

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A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given taxable year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. However, under recently issued proposed Treasury Regulations, certain income derived by the Fund from a PFIC with respect to which the Fund has made such an election would generally constitute qualifying income for purposes of the 90% gross income requirement described above only to the extent the PFIC makes distributions of that income to the Fund. As such, the Fund may be restricted in its ability to make such election with respect to shares of foreign corporations that could be treated as PFICs in order to limit the Fund’s tax liability or maximize the Fund’s after-tax return from these investments.

Alternatively, a Fund may elect to mark-to-market its PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior taxable years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Investment in Taxable Mortgage Pools (Excess Inclusion Income)

Applicable to all Funds except MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund and MainStay Money Market Fund

Under a Notice issued by the IRS, a portion of a Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. The excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to Shareholders subject to tax on UBTI (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. Shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The IRS Notice also imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Fund will not allocate excess inclusion income to shareholders.

Tax Reporting Requirements and Backup Withholding

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Shareholders are also required to report exempt-interest dividends.

Redemptions of shares, including exchanges for shares of another MainStay Fund, may result in tax consequences (gain or loss) to the shareholder and generally are also subject to these reporting requirements.

Under federal income tax law, a Fund will be required to report to the IRS all distributions of income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares (other than shares of the MainStay Money Market Fund), except with respect to certain shareholders exempt from such reporting.

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Each distribution is accompanied by a brief explanation of the form and character of the distribution. During February of each calendar year, each of the Funds will issue to each shareholder a statement of the federal income tax status of all distributions paid during the prior calendar year, including, in the case of the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund, a statement of the percentage of the prior calendar year's distributions which the Fund has designated as tax-exempt, the percentage of such tax-exempt distributions treated as a tax-preference item for purposes of the alternative minimum tax, and in, the case of the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund, the source on a state-by-state basis of all distributions.

If a shareholder recognizes a loss on a sale or other disposition of Fund shares of $2 million or more in any one taxable year (or $4 million or more over a period of six taxable years) for an individual shareholder or $10 million or more in any taxable year (or $20 million or more over a period of six taxable years for a corporate shareholder), the shareholder must file a disclosure statement on Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company that engaged in a reportable transaction are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these reporting requirements does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these reporting requirements in light of their individual circumstances.

Under the backup withholding provisions of the Internal Revenue Code, all taxable distributions and proceeds from the redemption or exchange of a Fund's shares may be subject to withholding of federal income tax, currently at the rate of 24%, in the case of nonexempt shareholders if (1) a shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number, (2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS, or (3) when required to do so, a shareholder fails to certify that the shareholder is not subject to backup withholding. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld are creditable against the shareholder’s U.S. federal tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

State and Local Taxes

Distributions by the Funds also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of federal, state and local taxation.

Shareholders of the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and/or the MainStay MacKay Tax Free Bond Fund may be subject to state and local taxes on distributions from these Funds, including distributions which are exempt from federal income taxes. Some states exempt from the state personal income tax distributions from the Funds derived from interest on obligations issued by the U.S. government or by such state or its municipalities or political subdivisions. Each investor should consult his or her own tax advisor to determine the tax status of distributions from the Funds in his or her own state and locality.

Foreign Shareholders

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). However, non-U.S. shareholders should refer to the discussion above in respect to Fund investments in certain REITs or in REMIC residual interests.

Applicable to all Funds except MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay Money Market Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund

Except as discussed below, distributions by the MainStay Funds to Shareholders who, as to the United States, are not “U.S. persons,” (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates or other non-U.S. investors, who are collectively “non-U.S. Shareholders”) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless such withholding tax is reduced or eliminated pursuant to an income tax treaty with the U.S. or the distributions are effectively connected with a U.S. trade or business of the non-U.S. Shareholder. However, distributions of net capital gain (the excess of any net long-term capital gains over any net short-term capital losses) by the MainStay Funds, including amounts retained by any MainStay Fund which are reported as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with a non-U.S Shareholder’s trade or business conducted within the United States or, in the case of a non-U.S. Shareholder who is a nonresident alien individual, the non-U.S. Shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. If the income or gains earned by a non-U.S. Shareholder from a MainStay Fund is considered to be effectively connected with a U.S. trade or business carried on by the non-U.S. Shareholder, then any dividends or distributions paid to such non-U.S. Shareholder as well as any gains realized by such non-U.S. Shareholder on the sale or exchange of the MainStay Fund’s shares will be subject to U.S. federal income tax at the graduated tax rates applicable to U.S. persons. However, non-U.S. Shareholders may be subject to U.S. federal withholding tax on deemed income resulting from any election by the MainStay Fund to treat qualified foreign taxes it pays as passed through to Shareholders (as described above). As such, affected non-U.S. Shareholders may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

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Furthermore, non-U.S. Shareholders generally are not subject to U.S. federal withholding tax on certain distributions derived from qualified net interest income (generally, a MainStay Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the MainStay Fund or the non-U.S. Shareholder is at least a 10% shareholder, reduced by expenses that are allocable to such income) and/or qualified short-term capital gains earned by the MainStay Funds, to the extent reported by the MainStay Funds. There can be no assurance as to whether any of a MainStay Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be reported as such by the MainStay Funds. Depending on the circumstances, a MainStay Fund may report all, some or none of the MainStay Fund’s potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and a portion of the MainStay Fund’s distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding when distributed to non-U.S. Shareholders. In the case of MainStay Fund shares held through an intermediary, the intermediary may have withheld amounts even if the MainStay Funds reported all or a portion of a dividend payment as exempt from U.S. federal withholding tax. Moreover, distributions paid to a non-U.S. Shareholder that a MainStay Fund designates as derived from qualified short-term capital gains or from net capital gain will not be eligible to be treated as such by the non-U.S. Shareholder if the distribution is attributable to a REIT’s distribution to the MainStay Fund of a gain from the sale or exchange of U.S. real property or an interest in a “U.S. real property holding corporation,” as discussed below, and if the MainStay Fund’s direct and indirect interests in U.S. real property exceed certain levels discussed below. Affected non-U.S. Shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Any capital gain realized by a non-U.S. Shareholder upon a sale or redemption of shares of a MainStay Fund will generally not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the non-U.S. Shareholder’s trade or business in the U.S., or in the case of a non-U.S. Shareholder who is a nonresident alien individual, the non-U.S. Shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

Non-U.S. Shareholders who fail to furnish any MainStay Fund with the proper IRS Form W-8 (i.e., IRS Form W-8BEN, IRS Form W-8BEN-E, IRS Form W-8ECI, IRS Form W-8IMY or IRS Form W-8EXP), or an acceptable substitute, may be subject to backup withholding (currently at a rate of 24%) rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges. Also, non-U.S. Shareholders of the MainStay Funds may be subject to U.S. estate tax with respect to their MainStay Fund shares.

Under the provisions of the Foreign Investment in Real Property Tax Act of 1980, as amended, and as included in the Internal Revenue Code (“FIRPTA”), a non-U.S. Shareholder is subject to withholding tax in respect of a disposition of a U.S. real property interest and any gain from such disposition is subject to U.S. federal income tax as if such non-U.S. Shareholder were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If a MainStay Fund is subject to U.S. federal tax treatment as a “U.S. real property holding corporation” and is not considered to be domestically controlled under U.S. tax law, any gain realized on the sale or exchange of the shares of such MainStay Fund by a non-U.S. Shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of such MainStay Fund’s shares would be subject to U.S. tax treatment as FIRPTA gain. A MainStay Fund will be a “U.S. real property holding corporation” for U.S. federal tax purposes if, in general, 50% or more of the fair market value of its assets consists of U.S. real property interests, including stock of certain U.S. REITs.

The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain a MainStay Fund if all of the following requirements are met: (i) the MainStay Fund is treated as a “qualified investment entity” for U.S. federal tax purposes (which includes a regulated investment company if, in general, more than 50% of the regulated investment company’s assets consist of interest in REITs and U.S. real property holding corporations); and (ii) if a non-U.S. Shareholder owns more than 5% of the MainStay Fund’s shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, distributions by a MainStay Fund to such non-U.S. Shareholders may also be treated as FIRPTA gain to the extent derived from gain from the disposition of a U.S. real property interest, and therefore generally would be subject to U.S. federal withholding tax, thereby requiring affected non-U.S. Shareholders to file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a non-U.S. Shareholder that is a corporation. Even if a non-U.S. Shareholder does not own more than 5% of a MainStay Fund’s shares, distributions made by a MainStay Fund that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable to such non-U.S. Shareholder as ordinary dividends subject to withholding at a 30% or lower treaty rate. It should be noted that the rules set forth above, other than the withholding rules, will apply notwithstanding a MainStay Fund’s participation in a wash sale transaction or its payment of a substitute dividend with respect to such direct or indirect U.S. real property interests.

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The MainStay Funds are also required to withhold U.S. tax (at a 30% rate) imposed by the Foreign Account Tax Compliance Act provisions of the Internal Revenue Code (“FATCA”) on payments of dividends as well as, effective January 1, 2019, redemption proceeds and certain capital gain dividends made to certain non-U.S. Shareholders that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The information required to be reported includes the identity and taxpayer identification number of each account holder and transaction activity within the holder’s account. Shareholders may be requested to provide additional information to determine whether such withholding is required. Non-U.S. Shareholders located in jurisdictions that have entered into an intergovernmental agreement with the U.S. to implement FATCA may be subject to different rules. Non-U.S. Shareholders should consult their own tax advisors regarding the effect, if any, of these withholding and reporting provisions with respect to their own particular circumstances.

The tax consequences to a non-U.S. Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described therein. Non-U.S. Shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the MainStay Funds.

Applicable to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund and MainStay Money Market Fund

Except as discussed below, distributions by the MainStay Funds to Shareholders who, as to the United States, are not “U.S. persons,” (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates or other non-U.S. investors, who are collectively “non-U.S. Shareholders”) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless such withholding tax is reduced or eliminated pursuant to an income tax treaty with the U.S. or the distributions are effectively connected with a U.S. trade or business of the non-U.S. Shareholder. However, distributions of net capital gain (the excess of any net long-term capital gains over any net short-term capital losses) by the MainStay Funds, including amounts retained by any MainStay Fund which are reported as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with a non-U.S Shareholder’s trade or business conducted within the United States or, in the case of a non-U.S. Shareholder who is a nonresident alien individual, the non-U.S. Shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. Shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by the MainStay Fund to treat qualified foreign taxes it pays as passed through to Shareholders (as described above); however, affected non-U.S. Shareholders may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

Furthermore, non-U.S. Shareholders generally are not subject to U.S. federal withholding tax on certain distributions derived from qualified net interest income (generally, a MainStay Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the MainStay Fund or the non-U.S. shareholder is at least a 10% shareholder, reduced by expenses that are allocable to such income) and/or qualified short-term capital gains earned by the MainStay Funds, to the extent reported by the MainStay Funds. There can be no assurance as to whether any of a MainStay Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be reported as such by the MainStay Funds. Depending on the circumstances, a MainStay Fund may report all, some or none of the MainStay Fund’s potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and a portion of the MainStay Fund’s distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding when paid to non-U.S. Shareholders. Moreover, in the case of MainStay Fund shares held through an intermediary, the intermediary may have withheld amounts even if the MainStay Funds reported all or a portion of a dividend payment as exempt from U.S. federal withholding tax. Affected non-U.S. Shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Any capital gain realized by a non-U.S. Shareholder upon a sale or redemption of shares of a MainStay Fund will generally not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the non-U.S. Shareholder’s trade or business in the U.S., or in the case of a non-U.S. Shareholder who is a nonresident alien individual, the non-U.S. Shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

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Non-U.S. Shareholders who fail to furnish any MainStay Fund with the proper IRS Form W-8 (i.e., IRS Form W-8BEN, IRS Form W-8BEN-E, IRS Form W-8ECI, IRS Form W-8IMY or IRS Form W-8EXP), or an acceptable substitute, may be subject to backup withholding (currently at a rate of 24%) rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges. Also, non-U.S. Shareholders of the MainStay Funds may be subject to U.S. estate tax with respect to their MainStay Fund shares.

The MainStay Funds are also required to withhold U.S. tax (at a 30% rate) imposed by the Foreign Account Tax Compliance Act provisions of the Internal Revenue Code (“FATCA”) on payments of dividends made to certain non-U.S. Shareholders that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The information required to be reported includes the identity and taxpayer identification number of each account holder and transaction activity within the holder’s account. Shareholders may be requested to provide additional information to determine whether such withholding is required. Non-U.S. shareholders located in jurisdictions that have entered into an intergovernmental agreement with the U.S. to implement FATCA may be subject to different rules. Non-U.S. shareholders should consult their own tax advisors regarding the effect, if any, of these withholding and reporting provisions with respect to their own particular circumstances.

The tax consequences to a non-U.S. Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described therein. Non-U.S. Shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the MainStay Funds.

OTHER INFORMATION

Organization and Capitalization

MainStay Funds Trust

MainStay Funds Trust is an open-end management investment company (or mutual fund) formed as a Delaware statutory trust on April 28, 2009.

MainStay Funds Trust has an unlimited authorized number of shares of beneficial interest that may, without shareholder approval, be divided by the Board into any number of portfolios or classes of shares, subject to the requirements of the 1940 Act. When issued, shares of the MainStay Funds Trust are fully paid, non-assessable, redeemable, and freely transferrable, subject to any limitations set forth in each Fund's Prospectus and this SAI.

The following organizational changes have occurred since January 1, 2014:

•	Effective February 28, 2014, the MainStay Intermediate Term Bond Fund changed its name to MainStay Total Return Bond Fund;

•	MainStay Absolute Return Multi-Strategy Fund commenced operations on June 18, 2015;

•	MainStay ICAP Global Fund was closed to new purchases on July 1, 2015 and liquidated on September 30, 2015;

•	Effective February 29, 2016, the MainStay U.S. Small Cap Fund changed its name to MainStay Epoch U.S. Small Cap Fund;

•	MainStay Retirement 2060 Fund commenced operations on February 29, 2016;

•	Effective April 8, 2016, MainStay Marketfield Fund merged with and into Marketfield Fund, a series of Trust for Professional Managers;

•	MainStay Epoch Capital Growth Fund commenced operations on June 30, 2016;

•	Effective after the close of business on February 17, 2017, MainStay High Yield Opportunities Fund merged into MainStay High Yield Corporate Bond Fund, a series of The MainStay Funds;

•	Effective February 28, 2017, the MainStay Emerging Markets Opportunities Fund changed its name to MainStay Emerging Markets Equity Fund;

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•	Effective March 13, 2017, the MainStay ICAP International Fund changed its name to MainStay Epoch International Choice Fund;

•	Effective May 8, 2017, the MainStay ICAP Equity Fund and the MainStay ICAP Select Equity Fund merged into MainStay Epoch U.S. Equity Yield Fund;

•	MainStay Candriam Emerging Markets Equity Fund commenced operations on November 15, 2017;

•	MainStay Epoch International Small Cap Fund was closed to new purchases on December 15, 2017 and liquidated on February 16, 2018;

•	Effective February 28, 2018, the following name changes occurred:

Old Name	New Name
MainStay California Tax Free Opportunities Fund	MainStay MacKay California Tax Free Opportunities Fund
MainStay Cornerstone Growth Fund	MainStay MacKay Growth Fund
MainStay Emerging Markets Equity Fund	MainStay MacKay Emerging Markets Equity Fund
MainStay High Yield Municipal Bond Fund	MainStay MacKay High Yield Municipal Bond Fund
MainStay International Opportunities Fund	MainStay MacKay International Opportunities Fund
MainStay New York Tax Free Opportunities Fund	MainStay MacKay New York Tax Free Opportunities Fund
MainStay S&P 500 Index Fund	MainStay MacKay S&P 500 Index Fund
MainStay Short Duration High Yield Fund	MainStay MacKay Short Duration High Yield Fund
MainStay Total Return Bond Fund	MainStay MacKay Total Return Bond Fund
MainStay U.S. Equity Opportunities Fund	MainStay MacKay U.S. Equity Opportunities Fund

•	MainStay Absolute Return Multi-Strategy Fund was closed to new purchases on June 22, 2018 and liquidated on November 30, 2018;

•	Effective February 28, 2019, MainStay Epoch Global Choice Fund merged into MainStay Epoch Capital Growth Fund;

•	Effective April 1, 2019, MainStay Epoch U.S. Small Cap Fund changed its name to MainStay MacKay Small Cap Core Fund;

•	Effective after the close of business on June 14, 2019, the following mergers occurred:

Acquired Fund	Acquiring Fund
MainStay Retirement 2010 Fund	MainStay Conservative Allocation Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund	MainStay Moderate Allocation Fund
MainStay Retirement 2040 Fund	MainStay Moderate Growth Allocation Fund

MainStay Retirement 2050 Fund
MainStay Retirement 2060 Fund	MainStay Growth Allocation Fund

Funds not covered under this SAI:

•	MainStay Cushing® MLP Premier Fund, MainStay Cushing® Renaissance Advantage Fund and MainStay Cushing® Royalty Energy Fund commenced operations on July 11, 2014;

o	Cushing® MLP Premier Fund, Cushing® Renaissance Advantage Fund, and Cushing® Royalty Energy Income Fund were separate series of The Cushing Funds. On July 1, 2014, the shareholders of Cushing® MLP Premier Fund, Cushing® Renaissance Advantage Fund, and Cushing® Royalty Energy Income Fund at a special meeting approved the respective mergers into the corresponding MainStay Cushing Funds.

•	Effective April 30, 2015, the MainStay Short Term Bond Fund changed its fiscal year end from October 31 to April 30;

•	Effective June 1, 2015, the MainStay Short Term Bond changed its name to MainStay Tax Advantaged Short Term Bond Fund;

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•	MainStay Absolute Return Multi-Strategy Fund commenced operations on June 18, 2015;

•	Effective April 8, 2016, MainStay Marketfield Fund merged with and into Marketfield Fund, a series of Trust for Professional Managers;

•	Effective May 30, 2016, the MainStay Cushing Royalty Energy Income Fund changed its name to MainStay Cushing Energy Income Fund;

•	Effective February 28, 2018, the MainStay Tax Advantaged Short Term Bond Fund changed its name to MainStay MacKay Tax Advantaged Short Term Bond Fund;

•	Effective May 22, 2018, the MainStay MacKay Tax Advantaged Short Term Bond Fund changed its name to MainStay MacKay Short Term Municipal Fund;

•	MainStay Absolute Return Multi-Strategy Fund was liquidated on November 30, 2018; and

•	MainStay MacKay Intermediate Tax Free Bond commenced operations on June 28, 2019.

The MainStay Funds

The MainStay Funds is an open-end management investment company (or mutual fund) formed as a Massachusetts business trust on January 9, 1986.

The MainStay Funds has an unlimited authorized number of shares or beneficial interest that may, without shareholder approval, be divided by the Board into any number of portfolios or classes of shares, subject to the requirements of the 1940 Act. When issued, shares of The MainStay Funds are fully paid, non-assessable, redeemable, and freely transferable, subject to any limitations set forth in each Fund's Prospectus and this SAI.

The following organizational changes have occurred since January 1, 2014:

•	Effective February 28, 2017, the MainStay Global High Income Fund changed its name to MainStay Emerging Markets Debt Fund;

•	Effective February 28, 2017, the MainStay MAP Fund changed its name to MainStay MAP Equity Fund;

•	Effective February 28, 2018, the following name changes occurred:

Old Name	New Name
MainStay Common Stock Fund	MainStay MacKay Common Stock Fund
MainStay Convertible Fund	MainStay MacKay Convertible Fund
MainStay Emerging Markets Debt Fund	MainStay MacKay Emerging Markets Debt Fund
MainStay Government Fund	MainStay MacKay Government Fund
MainStay High Yield Corporate Bond Fund	MainStay MacKay High Yield Corporate Bond Fund
MainStay International Equity Fund	MainStay MacKay International Equity Fund
MainStay Tax Free Bond Fund	MainStay MacKay Tax Free Bond Fund
MainStay Unconstrained Bond Fund	MainStay MacKay Unconstrained Bond Fund

•	Effective February 28, 2019, the MainStay MacKay Government Fund changed its name to MainStay MacKay Infrastructure Bond Fund; and

•	Effective June 21, 2019, the MainStay MacKay Emerging Markets Debt Fund changed its name to MainStay Candriam Emerging Markets Debt Fund.

Special Considerations for the MainStay MacKay S&P 500 Index Fund. "Standard & Poor's," "S&P 500®," "S&P®," “S&P,” "Standard & Poor's 500®" and "S&P 500® Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by an affiliate of New York Life Investments, the Fund's Manager. S&P does not sponsor, endorse, sell or promote the Fund or represent the advisability of investing in the Fund.

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Fund, or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the S&P 500® Index, to track general stock market performance. S&P's only relationship to New York Life Investments is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which are determined, composed and calculated by S&P without regard to New York Life Investments or the Fund. S&P has no obligation to take the needs of New York Life Investments or the shareholders of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund, or in the determination or calculation of the equation by which the Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

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S&P does not guarantee the accuracy and/or the completeness of the S&P 500® Index or any data included therein, and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by New York Life Investments, the shareholders of the Fund, or any other person or entity from the use of any S&P® Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500® Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The inclusion of a security in an index in no way implies an opinion by S&P as to the attractiveness of that security as an investment.

Voting Rights

Shares entitle their holders to one vote per share; however, separate votes will be taken by each Fund or class on matters affecting an individual Fund or a particular class of shares issued by a Fund. For example, Class A, Investor Class, Class B, Class C, Class R2 and Class R3 shares of each Fund have exclusive voting rights with respect to provisions of the Rule 12b-1 plan for such class of a Fund pursuant to which its distribution and service fees are paid, and each class has similar exchange privileges. Shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights and are transferable.

Shareholder and Board Member Liability

Under certain circumstances, shareholders of the Funds may be held personally liable as partners under Massachusetts law for obligations of The MainStay Funds. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that The MainStay Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

The Declaration of Trust for The MainStay Funds further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the MainStay Funds Trust shall be personally liable for the obligations of the MainStay Funds Trust or of any series or class thereof except by reason of his or her own acts or conduct. The Declaration of Trust also provides for indemnification out of the assets of the applicable series of the MainStay Funds Trust of any shareholder or former shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the MainStay Funds Trust may, at its option, assume the defense of any claim made against any shareholder for any act or obligation of the MainStay Funds Trust, and shall satisfy any judgment thereon, except with respect to any claim that has been settled by the shareholder without prior written notice to, and consent of, the MainStay Funds Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Declaration of Trust states further that no Trustee or officer of the MainStay Funds Trust, when acting in such capacity, shall be personally liable to any person other than the MainStay Funds Trust or its shareholders for any act, omission or obligation of the MainStay Funds Trust or any Trustee or officer of the MainStay Funds Trust. The Declaration of Trust further provides that a Trustee or officer of the MainStay Funds Trust shall not be personally liable for any act or omission or any conduct whatsoever in his capacity as Trustee or officer, provided that this does not include liability to the MainStay Funds Trust or its shareholders to which the Trustee or officer would otherwise be subject by reason of such Trustee's or officer's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or officer.

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Registration Statements

This SAI and the Prospectuses do not contain all the information included in the registration statements filed with the SEC under the 1933 Act, as amended with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Independent Registered Public Accounting Firm

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103-2499, has been selected as the independent registered public accounting firm for the MainStay Funds described in this SAI. KPMG LLP audits the financial statements of the Funds and may provide other audit, tax, and related services as pre-approved by the Audit Committee.

Transfer Agent

NYLIM Service Company, an affiliate of the Manager, serves as the transfer agent and dividend disbursing agent for the Funds. NYLIM Service Company has its principal office and place of business at 30 Hudson Street, Jersey City, New Jersey 07302. Pursuant to its Transfer Agency and Service Agreements with the Funds dated October 1, 2008, as amended, NYLIM Service Company provides transfer agency services, such as the receipt of purchase and redemption orders, the receipt of dividend reinvestment instructions, the preparation and transmission of dividend payments and the maintenance of various records of accounts. The Funds pay NYLIM Service Company fees based on the number of accounts, as well as out-of-pocket expenses and advances incurred by NYLIM Service Company. For purposes of allocating these fees and expenses, each Fund combines the shareholder accounts of its Class A, I, R1, R2, and Class R3 shares (as applicable) into one group and the shareholder accounts of its Investor Class and Class B and C shares (as applicable) into another group. The per-account fees attributable to each group of share classes is then allocated among the constituent share classes based on relative net assets. A Fund's Class R6 shares, if any, are not combined with any other share class for this purpose.

NYLIM Service Company has entered into a Sub-Transfer Agency and Service Agreement with DST located at 2000 Crown Colony Drive, Quincy, Massachusetts 02169 and pays to DST per account and per transaction fees and out-of-pocket expenses for performing certain transfer agency and shareholder recordkeeping services. In connection with providing these services, DST deposits cash received in connection with mutual fund transactions in demand deposit accounts with State Street and retains the interest earnings generated from these accounts. DST will perform certain of the services for which NYLIM Service Company is responsible.

In addition, the Funds or NYLIM Service Company or an affiliate may contract with other service organizations, including affiliates of NYLIM Service Company and broker/dealers and other financial institutions, to compensate them for providing sub-transfer agency and other administrative services with respect to beneficial owners of Fund shares held through omnibus accounts.

Sub-Administrator

State Street, One Lincoln Street, Boston, Massachusetts 02111-2900 provides sub-administration and sub-accounting services to the Funds pursuant to an agreement with New York Life Investments. These services include calculating daily NAVs of the Funds, maintaining general ledger and subledger accounts for the calculation of the Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Funds' administrative operations. For providing these services to the Funds, State Street is compensated by New York Life Investments.

Custodian

State Street, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as custodian of the cash and securities of the Funds, and has subcustodial agreements for holding the Funds' foreign assets. For providing these services, State Street is compensated by the Funds.

Legal Counsel

Legal advice regarding certain matters relating to the federal securities laws is provided by Dechert LLP, 1900 K Street, NW, Washington, District of Columbia 20006.

CONTROL PERSONS AND BENEFICIAL SHARE OWNERSHIP OF THE FUNDS

The following table sets forth information concerning beneficial and record ownership, as of November 8, 2019 of the Funds' shares by each person who beneficially or of record owned 5% or more of the voting securities of any class of any Fund. The table also sets forth information concerning beneficial and record ownership, as of November 8, 2019 of the Funds' shares by each person who beneficially or of record owned more than 25% of the voting securities of any Fund. A shareholder who controls a Fund may be able to determine the outcome of a proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement with the Manager or a subadvisory agreement with a Subadvisor.

163

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
MainStay Balanced Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	1,817,955.312	20.17%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS B	MERRILL LYNCH PIERCE FENNER &	36,413.183	7.47%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		NATIONAL FINANCIAL SERVICES LLC	57,260.636	11.75%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	LPL FINANCIAL	80,874.981	5.50%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		CHARLES SCHWAB & CO INC	85,529.178	5.82%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		AMERICAN ENTERPRISE INVESTMENT SVC	104,178.757	7.09%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		WELLS FARGO CLEARING SERVICES LLC	121,943.426	8.30%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		PERSHING LLC	137,349.071	9.34%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		RAYMOND JAMES	137,846.173	9.38%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		NATIONAL FINANCIAL SERVICES LLC	153,646.257	10.45%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		UBS WM USA	164,656.035	11.20%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

164

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS I	NATIONAL FINANCIAL SERVICES LLC	352,111.115	6.28%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		JOHN HANCOCK TRUST COMPANY LLC	3,152,756.569	56.27%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
	CLASS R1	JOHN HANCOCK TRUST COMPANY LLC	39,270.648	94.70%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
	CLASS R2	MERRILL LYNCH PIERCE FENNER &	9,698.112	10.45%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		UBS WM USA	10,063.692	10.84%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		MID ATLANTIC TRUST COMPANY FBO	10,745.758	11.58%
		BELOIT MEMORIAL HOSPITAL 457(B) PLA
		1251 WATERFRONT PLACE, SUITE 525
		PITTSBURGH PA 15222-4228
		JOHN HANCOCK TRUST COMPANY LLC	53,367.414	57.50%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
	CLASS R3	ASCENSUS TRUST COMPANY FBO	6,818.195	7.01%
		LAW OFFICES OF ROBERT W. RIPLEY AND
		690743
		P.O. BOX 10758
		FARGO ND 58106-0758
		VOYA INSTITUTIONAL TRUST COMPANY	9,061.097	9.31%
		PO BOX 990065
		HARTFORD CT 06199-0065
		JOHN HANCOCK TRUST COMPANY LLC	13,617.316	14.00%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
		FIIOC FBO	26,922.325	27.67%
		ACCRETIVE TECHNOLOGY GROUP INC 401K
		100 MAGELLAN WAY
		COVINGTON KY 41015-1987
	CLASS R6	CHARLES SCHWAB & COMPANY INC	470,004.600	99.66%
		ATTN MUTUAL FUND DEPT
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
MainStay Candriam Emerging Markets Equity	CLASS A	CHIKAYO O DENISON	623.575	7.25%
		TOD REGISTRATION ON FILE
		TOD REGISTRATION ON FILE
		NEW YORK LIFE TRUST CO	962.637	11.19%
		CUST FOR THE IRA OF
		ROBIN M WAHBY
		PEDRAM AFSHAR	1,193.317	13.87%
		JESSICA L AFSHAR JTWROS
		TRAVIS S BURKE	2,188.184	25.43%
		TOD REGISTRATION ON FILE
		NEW YORK LIFE INVESTMENT MGMT	2,762.431	32.10%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600

165

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	INVESTOR	JUAN C HARTASANCHEZ	697.256	5.15%
	CLASS	GABRIELA LUJAMBIO JTWROS
		NEW YORK LIFE TRUST CO	731.781	5.41%
		CUST FOR THE IRA OF
		DENISE M ALLEY
		NEW YORK LIFE TRUST COMPANY	757.712	5.60%
		CUST FOR THE SARSEP IRA OF
		SUSAN M APPLEYARD
		M ELIZABETH CAHILL CUST	784.365	5.80%
		LIAM R CAHILL UTMA-MA
		NEW YORK LIFE TRUST CO	1,148.161	8.48%
		CUST FOR THE IRA OF
		JENNA R OMTVEDT
		NEW YORK LIFE TRUST CO	1,226.025	9.06%
		CUST FOR THE SEP IRA
		HARLAND W HOISINGTON
		NEW YORK LIFE TRUST COMPANY	1,260.809	9.32%
		CUST FOR THE ROTH IRA OF
		STEPHEN M AUGUST
	CLASS C	NEW YORK LIFE TRUST CO	535.779	8.54%
		CUST FOR THE IRA OF
		RICARDO J COLMENTER
		SCOTT W MCKAIG	1,014.547	16.18%
		TOD REGISTRATION ON FILE
		NEW YORK LIFE TRUST CO	1,433.952	22.87%
		CUST FOR THE IRA OF
		ANTHONY LAFROMBOISE
		NEW YORK LIFE INVESTMENT MGMT	2,783.964	44.40%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
	CLASS I	PERSHING LLC	1,733.765	38.59%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		NEW YORK LIFE INVESTMENT MGMT	2,759.382	61.41%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
	CLASS R6	NEW YORK LIFE INSURANCE CO	589,828.863	10.82%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,068,058.226	19.60%
		MAINSTAY GROWTH ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,688,462.177	30.99%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	2,099,778.330	38.54%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600

166

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
MainStay Conservative Allocation Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	4,251,433.658	15.22%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	NATIONAL FINANCIAL SERVICES LLC	472,399.813	12.69%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS I	BB&T COMPANY OF VA CUST	53,325.662	6.95%
		FBO IPC PROTOTYPE PLAN
		C/O CYNTHIA JONES
		PO BOX 8095
		VIRGINIA BCH VA 23450-8095
		CHARLES SCHWAB BANK. TTEE	55,385.783	7.22%
		WALSWORTH, FRANKLIN, BEVINS &
		MCCALL 703272
		2423 E LINCOLN DR
		PHOENIX AZ 85016-1215
		UBS WM USA	61,160.461	7.97%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		NATIONAL FINANCIAL SERVICES LLC	81,742.872	10.65%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		RAYMOND JAMES	101,849.489	13.27%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		JOHN HANCOCK TRUST COMPANY LLC	174,019.925	22.68%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
	CLASS R2	UBS WM USA	1,416.049	16.84%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		MID ATLANTIC TRUST COMPANY FBO	6,942.285	82.55%
		ADVALUE PHOTONICS INC. 401(K)
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228
	CLASS R3	NATIONAL FINANCIAL SERVICES LLC	4,275.141	6.90%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

167

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		MONTEBELLO PROFESSIONAL PHARMACY	5,210.434	8.41%
		DEFINED BENEFIT PENSION PLAN
		KAM-YING GUO TTEE
		265 E BEVERLY BLVD STE B
		MONTEBELLO CA 90640-3735
		JOSE L IBARRA MD CASH BALANCE PLAN	37,872.998	61.17%
		JOSE L IBARRA TTEE
		5561 E KINGS CANYON RD
		FRESNO CA 93727-4528
MainStay Epoch Capital Growth Fund	CLASS A	MORGAN STANLEY SMITH BARNEY LLC	23,415.900	7.72%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		UBS WM USA	40,941.375	13.51%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		NATIONAL FINANCIAL SERVICES LLC	87,450.196	28.85%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	RAYMOND JAMES	13,260.872	13.91%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		AMERICAN ENTERPRISE INVESTMENT SVC	13,537.280	14.20%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		UBS WM USA	25,990.376	27.27%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
	CLASS I	NEW YORK LIFE INSURANCE CO	525,351.536	5.82%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	573,368.340	6.35%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	580,547.449	6.43%
		MAINSTAY VP CONSERVATIVE ALLOCAT
		57200
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	812,232.545	9.00%
		MAINSTAY VP GROWTH ALLOCATION
		-57210
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600

168

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NEW YORK LIFE INSURANCE CO	896,227.710	9.93%
		MAINSTAY VP MODERATE ALLOCATION
		-57220
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,563,546.834	17.32%
		MAINSTAY VP MODERATE GROWTH ALLOC
		(57230
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		EPOCH INVESTMENT PARTNERS INC	2,720,518.084	30.14%
		ADAM BORAK CFO
		DAVID BARNETT TTEE
		399 PARK AVE FL 31
		NEW YORK NY 10022-4858
MainStay Epoch Global Equity Yield Fund	CLASS A	CHARLES SCHWAB & CO INC	343,734.224	5.14%
		SPECIAL CUSTODY ACCT FOR BENEFIT
		CUSTOMERS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		MERRILL LYNCH PIERCE FENNER &	475,185.468	7.10%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		RAYMOND JAMES	525,262.808	7.85%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		MORGAN STANLEY SMITH BARNEY LLC	1,026,817.027	15.35%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		NATIONAL FINANCIAL SERVICES LLC	1,404,988.026	21.00%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	INVESTOR	JOHN HANCOCK TRUST COMPANY LLC	28,740.245	5.36%
	CLASS	690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
		TD AMERITRADE TRUST COMPANY	143,669.275	26.77%
		CO0063A
		P.O. BOX 17748
		DENVER CO 80217-0748
	CLASS C	NATIONAL FINANCIAL SERVICES LLC	263,377.572	5.04%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

169

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		WELLS FARGO CLEARING SERVICES LLC	407,083.875	7.79%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		MORGAN STANLEY SMITH BARNEY LLC	534,697.809	10.23%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		UBS WM USA	718,819.337	13.75%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		RAYMOND JAMES	909,298.829	17.40%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		MERRILL LYNCH PIERCE FENNER &	1,376,815.665	26.34%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
	CLASS I	CHARLES SCHWAB & CO INC	7,434,401.656	8.41%
		ATTN: MUTUAL FUNDS DEPT
		TEAM M 333/08-402
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151
		MERRILL LYNCH PIERCE FENNER &	9,741,124.764	11.01%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		AMERICAN ENTERPRISE INVESTMENT SVC	10,001,050.189	11.31%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		RAYMOND JAMES	28,666,649.519	32.41%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
	CLASS R2	NEW YORK LIFE INVESTMENT MGMT	1,722.323	5.12%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		UBS WM USA	14,445.415	42.92%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		FIIOC FBO	17,485.394	51.96%
		HIRSCHFELD KRAEMER LLP PSP 401K
		100 MAGELLAN WAY
		COVINGTON KY 41015-1999

170

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R3	NEW YORK LIFE INVESTMENT MGMT	1,740.873	5.76%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		BNL ENTERPRISES INC DEF PENS PLAN	2,532.326	8.38%
		ROBERT SANGERMAN TTEE
		5618 W CAVEDALE DR
		PHOENIX AZ 85083-6370
		MATRIX TRUST COMPANY CUST. FBO	2,774.472	9.18%
		WADE'S WOODWORKING INC 401K PLAN
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
		MATRIX TRUST COMPANY CUST. FBO	4,210.935	13.94%
		FRASCA FOOD AND WINE, INC.
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
		MATRIX TRUST COMPANY CUST. FBO	4,505.824	14.91%
		G/B MARKETING, INC. PROFIT SHARING
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
		MATRIX TRUST COMPANY CUST. FBO	10,058.941	33.29%
		EMMANUEL R. DE LA PAZ, DDS PROFIT S
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
	CLASS R6	SEI PRIVATE TRUST COMPANY	573,829.194	16.05%
		C/O REGIONS BANK
		ONE FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989
		WELLS FARGO BANK NA FBO	1,290,400.688	36.10%
		CITIZENS ENERGY GROUP RET PLAN
		26003800
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533
		MAC & CO A/C XX6360	1,628,522.565	45.55%
		ATTN: MUTUAL FUND OPERATIONS
		500 GRANT STREET
		ROOM 151-1010
		PITTSBURGH PA 15219-2502
Mainstay Epoch International Choice Fund	CLASS A	PERSHING LLC	35,246.086	5.43%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		EDWARD D JONES & CO	76,827.613	11.83%
		FBO CUSTOMERS
		12555 MANCHESTER RD
		SAINT LOUIS MO 63131-3710
		NATIONAL FINANCIAL SERVICES LLC	189,698.618	29.20%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

171

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS C	UBS WM USA	133,613.224	72.34%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
	CLASS I	NEW YORK LIFE INSURANCE CO	504,151.500	5.08%
		MAINSTAY GROWTH ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NATIONAL FINANCIAL SERVICES LLC	649,924.849	6.55%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		NEW YORK LIFE INSURANCE CO	667,192.694	6.73%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	948,206.448	9.56%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,075,034.869	10.84%
		MAINSTAY VP MODERATE ALLOCATION
		-57220
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,593,943.298	16.07%
		MAINSTAY VP GROWTH ALLOCATION
		-57210
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	2,439,452.765	24.59%
		MAINSTAY VP MODERATE GROWTH ALLOC
		(57230
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
	CLASS R1	MATRIX TRUST COMPANY CUST. FBO	2,448.450	37.82%
		LOADPATH, LLC 401(K) PLAN
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
		STATE STREET BANK AND TRUST	2,635.786	40.72%
		COMPANY TRUSTEE AND / OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901
	CLASS R2	STATE STREET BANK AND TRUST	265,401.195	86.89%
		COMPANY TRUSTEE AND / OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

172

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R3	MERRILL LYNCH PIERCE FENNER &	7,559.376	5.19%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		MG TRUST COMPANY CUST. FBO	12,034.032	8.27%
		NORTH BAY FAMILY MEDICAL CLINI
		717 17TH ST STE 1300
		DENVER CO 80202-3304
		STATE STREET BANK AND TRUST	96,747.323	66.47%
		COMPANY TRUSTEE AND / OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901
MainStay Epoch U.S. All Cap Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	456,418.961	29.51%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS B	NATIONAL FINANCIAL SERVICES LLC	5,770.331	5.01%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		WELLS FARGO CLEARING SERVICES LLC	7,395.938	6.43%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
	CLASS C	MERRILL LYNCH PIERCE FENNER &	6,287.071	5.32%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		PERSHING LLC	6,367.540	5.39%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		UBS WM USA	8,186.969	6.93%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
	CLASS I	WELLS FARGO BANK NA FBO	183,361.215	5.07%
		LANDRUM HRC PLEDGED
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533
		CAPINCO C/O US BANK	229,624.188	6.35%
		PO BOX 1787
		MILWAUKEE WI 53201-1787
		NATIONAL FINANCIAL SERVICES LLC	2,433,159.928	67.30%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

173

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R6	NEW YORK LIFE INSURANCE CO	1,049,297.241	5.85%
		MAINSTAY GROWTH ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,191,130.261	6.64%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,436,062.619	8.00%
		MAINSTAY VP MODERATE ALLOCATION
		-57220
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,568,121.749	8.74%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	2,323,138.112	12.94%
		MAINSTAY VP GROWTH ALLOCATION
		-57210
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	3,827,332.173	21.32%
		MAINSTAY VP MODERATE GROWTH ALLOC
		(57230
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE PROGRESS-SHARING	5,725,657.613	31.90%
		STATE STREET BANK TTEE
		JASON LANDRY - PLAN CONTACT
		ONE LINCOLN ST
		BOSTON MA 02111-2901
MainStay Epoch U.S. Equity Yield Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	4,407,279.786	16.70%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	MERRILL LYNCH PIERCE FENNER &	107,125.156	5.78%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		LPL FINANCIAL	114,915.803	6.20%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		WELLS FARGO CLEARING SERVICES LLC	146,099.787	7.88%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

174

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		UBS WM USA	201,727.397	10.89%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		NATIONAL FINANCIAL SERVICES LLC	242,622.019	13.09%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		RAYMOND JAMES	344,264.605	18.58%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
	CLASS I	WELLS FARGO CLEARING SERVICES LLC	1,372,687.948	7.57%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		LPL FINANCIAL	2,289,247.881	12.63%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		CHARLES SCHWAB & COMPANY INC	3,294,701.258	18.17%
		ATTN MUTUAL FUND DEPT
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		NATIONAL FINANCIAL SERVICES LLC	4,021,946.437	22.18%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS R1	FRONTIER TRUST COMPANY FBO	2,996.172	5.20%
		BUCKMAN, BUCKMAN & REID 401(K) AND
		PO BOX 10758
		FARGO ND 58106-0758
		ASCENSUS TRUST COMPANY FBO	4,723.654	8.20%
		LAN WAN ENTERPRISE, INC. 401(K) PLA
		P.O. BOX 10758
		FARGO ND 58106-0758
		PERSHING LLC	10,805.717	18.77%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		NATIONAL FINANCIAL SERVICES LLC	34,123.817	59.27%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
	CLASS R2	NATIONAL FINANCIAL SERVICES LLC	10,415.643	6.31%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		FIIOC FBO	12,489.561	7.57%
		FERN EXPOSITION SERVICES LLC 401K
		100 MAGELLAN WAY
		COVINGTON KY 41015-1987

175

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		STATE STREET BANK AND TRUST	35,388.661	21.44%
		COMPANY TRUSTEE AND / OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901
		NATIONWIDE TRUST COMPANY FSB	80,500.038	48.78%
		C/O IPO PORTFOLIO ACCOUNTING
		PO BOX 182029
		COLUMBUS OH 43218-2029
	CLASS R3	MG TRUST COMPANY CUST. FBO	14,211.546	5.58%
		M. NELSON BARNES & SONS, INC. 401K
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
		ASCENSUS TRUST COMPANY FBO	16,795.086	6.59%
		LAW OFFICES OF ROBERT W. RIPLEY AND
		P.O. BOX 10758
		FARGO ND 58106-0758
		MORGAN STANLEY SMITH BARNEY LLC	24,162.124	9.49%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		FRONTIER TRUST COMPANY FBO	29,922.061	11.75%
		WATSON FAMILY DENTISTRY EE SAVINGS
		PO BOX 10758
		FARGO ND 58106-0758
		STATE STREET BANK AND TRUST	82,469.597	32.38%
		COMPANY TRUSTEE AND / OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901
	CLASS R6	NEW YORK LIFE INSURANCE CO	805,678.617	8.38%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,984,374.692	20.63%
		MAINSTAY GROWTH ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	2,758,506.340	28.68%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	3,822,988.106	39.75%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
MainStay Epoch U.S. Small Cap Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	1,274,648.224	22.22%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS B	MERRILL LYNCH PIERCE FENNER &	18,855.314	5.28%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

176

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS C	CHARLES SCHWAB & CO INC	14,878.858	5.72%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		WELLS FARGO CLEARING SERVICES LLC	18,126.790	6.97%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		RAYMOND JAMES	18,352.093	7.06%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		NATIONAL FINANCIAL SERVICES LLC	44,796.026	17.22%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS I	NEW YORK LIFE INSURANCE CO	595,192.334	10.38%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	923,193.099	16.11%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	982,930.732	17.15%
		MAINSTAY GROWTH ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,908,430.286	33.29%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
	CLASS R1	MG TRUST COMPANY CUST. FBO	674.483	26.39%
		ARLINGTON CENTRAL SCHOOL DIST 403B
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
		NEW YORK LIFE INVESTMENT MGMT	1,881.338	73.61%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600

177

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R2	UBS WM USA	349.455	7.67%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		NEW YORK LIFE INVESTMENT MGMT	1,913.461	41.99%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		RELIANCE TRUST CO CUSTODIAN	2,293.488	50.34%
		FBO PENTEGRA OMNIBUS
		PO BOX 48529
		ATLANTA GA 30362-1529
	CLASS R3	BARBERIO ENTERPRISES INC PSP DBA	739.340	5.24%
		WESTCO SRVCE CO
		MARIA & DAVID BARBERIO TTEES
		FBO MARIA D BARBERIO
		9691 SUNLAND BLVD
		SUNLAND CA 91040-1450
		NATIONAL FINANCIAL SERVICES LLC	749.841	5.31%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		PM ALLIANCE INC 401K PLAN 401K	750.748	5.32%
		THOMAS STEVENS TTEE
		FBO CHARLES R HUNT
		PO BOX 621
		TUCKER GA 30085-0621
		MYRTUE MEDICAL CENTER 457 EMPLOYEE	1,097.321	7.78%
		RET PLAN DEFERRED COMP
		BARRY A JACOBSEN TTEE
		FBO BARRY A JACOBSEN
		1213 GARFIELD AVE
		HARLAN IA 51537-2057
		JUDY P.C. DEFINED BENEFIT PLAN &	1,121.843	7.95%
		TRUST
		CLAINE D JUDY PRESIDENT
		3688 SUMMIT DRIVE
		POCATELLO ID 83201
		NEW YORK LIFE INVESTMENT MGMT	1,332.083	9.44%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		BNL ENTERPRISES INC DEF PENS PLAN	1,638.849	11.62%
		ROBERT SANGERMAN TTEE
		5618 W CAVEDALE DR
		PHOENIX AZ 85083-6370
		MONTEBELLO PROFESSIONAL PHARMACY	2,443.629	17.32%
		DEFINED BENEFIT PENSION PLAN
		KAM-YING GUO TTEE
		265 E BEVERLY BLVD STE B
		MONTEBELLO CA 90640-3735
MainStay Floating Rate Fund	CLASS A	RAYMOND JAMES	2,254,737.788	6.06%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		NATIONAL FINANCIAL SERVICES LLC	11,525,727.091	30.97%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

178

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS B	RAYMOND JAMES	21,780.546	6.36%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		PERSHING LLC	28,283.403	8.26%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		MERRILL LYNCH PIERCE FENNER &	77,017.256	22.50%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
	CLASS C	WELLS FARGO CLEARING SERVICES LLC	501,554.255	5.29%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		CHARLES SCHWAB & CO INC	559,484.314	5.90%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		UBS WM USA	688,484.092	7.25%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		NATIONAL FINANCIAL SERVICES LLC	826,312.080	8.71%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		MERRILL LYNCH PIERCE FENNER &	840,098.974	8.85%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		RAYMOND JAMES	3,219,441.816	33.92%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
	CLASS I	COLORADO OFFICIALS & EE RET ASSOC	5,826,738.191	7.37%
		CCOERA 401A & 457 PLANS
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002
		RAYMOND JAMES	7,644,130.838	9.67%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

179

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		BAND & CO US BANK	8,344,571.463	10.56%
		PO BOX 1787
		MILWAUKEE WI 53201-1787
		CHARLES SCHWAB & CO INC	16,144,435.068	20.42%
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1905
		JP MORGAN SECURITIES LLC OMNI ACCT	17,092,618.851	21.62%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003
	CLASS R3	MID ATLANTIC TRUST COMPANY FBO	2,749.324	5.69%
		TALLENT CONSTRUCTION INC 401(K) PRO
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228
		NEW YORK LIFE INVESTMENT MGMT	3,256.041	6.74%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		MATRIX TRUST COMPANY CUST. FBO	3,431.568	7.10%
		G/B MARKETING, INC. PROFIT SHARING
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
		NATIONAL FINANCIAL SERVICES LLC	10,964.912	22.69%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		NATIONAL FINANCIAL SERVICES LLC	11,071.635	22.91%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		MID ATLANTIC TRUST COMPANY FBO	11,154.086	23.08%
		TRIANGLE SPORTS INC 401(K) PROFIT S
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228
	CLASS R6	NEW YORK LIFE INSURANCE CO	2,405,404.016	30.55%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	2,691,228.600	34.18%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	2,773,096.567	35.22%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
MainStay Growth Allocation Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	1,910,968.471	11.61%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

180

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS C	PERSHING LLC	84,940.907	6.81%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		NATIONAL FINANCIAL SERVICES LLC	138,833.995	11.14%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS I	RAYMOND JAMES	34,507.213	10.90%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		NYLARC HOLDINGS COMPANY	37,413.175	11.82%
		51 MADISON AVE
		NEW YORK NY 10010-1603
		PERSHING LLC	39,666.623	12.53%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		NATIONAL FINANCIAL SERVICES LLC	47,546.249	15.02%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		NEW YORK LIFE AGENTS	102,297.989	32.32%
		REINSURANCE COMPANY
		C/O CHRIS FIEND
		30 HUDSON ST 23RD FLOOR
		JERSEY CITY NJ 07302-4600
	CLASS R3	PM ALLIANCE INC 401K PLAN	3,570.784	5.05%
		THOMAS STEVENS TTEE
		FBO CHARLES R HUNT
		PO BOX 621
		TUCKER GA 30085-0621
		MONTEBELLO PROFESSIONAL PHARMACY	4,565.672	6.46%
		DEFINED BENEFIT PENSION PLAN
		KAM-YING GUO TTEE
		265 E BEVERLY BLVD STE B
		MONTEBELLO CA 90640-3735
		NATIONAL FINANCIAL SERVICES LLC	27,469.196	38.84%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
MainStay Income Builder Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	4,417,456.669	14.10%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS B	PERSHING LLC	67,175.203	5.13%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		WELLS FARGO CLEARING SERVICES LLC	92,080.655	7.03%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

181

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NATIONAL FINANCIAL SERVICES LLC	103,203.109	7.88%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		MERRILL LYNCH PIERCE FENNER &	195,642.598	14.94%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T99
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
	CLASS C	LPL FINANCIAL	505,927.069	5.29%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		PERSHING LLC	553,178.393	5.79%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		NATIONAL FINANCIAL SERVICES LLC	562,030.552	5.88%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		UBS WM USA	713,074.850	7.46%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		MORGAN STANLEY SMITH BARNEY LLC	736,601.246	7.70%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		MERRILL LYNCH PIERCE FENNER &	952,271.346	9.96%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		AMERICAN ENTERPRISE INVESTMENT SVC	1,113,152.473	11.64%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		RAYMOND JAMES	1,202,915.371	12.58%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		WELLS FARGO CLEARING SERVICES LLC	1,866,468.757	7.76%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
	CLASS I	JOHN HANCOCK TRUST COMPANY LLC	1,377,713.895	5.73%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324

182

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		MORGAN STANLEY SMITH BARNEY LLC	1,396,816.534	5.81%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		NATIONAL FINANCIAL SERVICES LLC	1,417,836.235	5.90%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		PERSHING LLC	1,426,049.072	5.93%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		WELLS FARGO CLEARING SERVICES LLC	1,775,333.942	7.38%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		RAYMOND JAMES	2,200,206.962	9.15%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		AMERICAN ENTERPRISE INVESTMENT SVC	2,255,353.624	9.38%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		LPL FINANCIAL	3,018,804.087	12.55%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		MERRILL LYNCH PIERCE FENNER &	4,318,038.090	17.95%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
	CLASS R2	MATRIX TRUST COMPANY CUST. FBO	16,065.487	12.69%
		BRANDYWINE EYE CENTER, PA
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
		RAYMOND JAMES	20,831.892	16.46%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		UBS WM USA	25,567.331	20.20%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		MERRILL LYNCH PIERCE FENNER &	62,220.210	49.16%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

183

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R3	NATIONAL FINANCIAL SERVICES LLC	1,543.895	5.22%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		ADITYA VERMA MD INC DEFINED BENEFIT	1,587.803	5.37%
		ADITYA VERMA TTEE
		5448 W DE LAS ROBLES
		VISALIA CA 93291-5322
		NEW YORK LIFE INVESTMENT MGMT	1,681.051	5.68%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		BNL ENTERPRISES INC DEF PENS PLAN	1,983.406	6.71%
		ROBERT SANGERMAN TTEE
		5618 W CAVEDALE DR
		PHOENIX AZ 85083-6370
		NATIONAL FINANCIAL SERVICES LLC	2,662.591	9.00%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		ADITYA VERMA MD INC DEFINED BENEFIT	3,076.576	10.40%
		ADITYA VERMA TTEE
		5448 W DE LAS ROBLES
		VISALIA CA 93291-5322
		NATIONAL FINANCIAL SERVICES LLC	10,512.280	35.54%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
	CLASS R6	NEW YORK LIFE PROGRESS-SHARING	4,937,712.997	99.00%
		STATE STREET BANK TTEE
		JASON LANDRY - PLAN CONTACT
		ONE LINCOLN ST
		BOSTON MA 02111-2901
MainStay Indexed Bond Fund	CLASS A	JOHN HANCOCK TRUST COMPANY LLC	166,417.958	7.61%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
		NATIONAL FINANCIAL SERVICES LLC	735,305.740	33.61%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS I	NEW YORK LIFE INSURANCE CO	1,462,096.949	5.50%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	10,161,333.176	38.20%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	12,961,989.854	48.72%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600

184

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
MainStay Large Cap Growth Fund	CLASS A	MERRILL LYNCH PIERCE FENNER &	17,506,077.427	16.68%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		NATIONAL FINANCIAL SERVICES LLC	32,460,946.255	30.93%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	INVESTOR	DCGT AS TTEE AND/OR CUST	589,065.635	5.21%
	CLASS	FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001
		RELIANCE TRUST COMPANY FBO	764,966.435	6.76%
		MASSMUTUAL REGISTERED PRODUCT
		PO BOX 28004
		ATLANTA GA 30358-0004
	CLASS B	AMERICAN ENTERPRISE INVESTMENT SVC	139,732.262	5.03%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
	CLASS C	LPL FINANCIAL	971,997.495	5.56%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		NATIONAL FINANCIAL SERVICES LLC	1,006,441.991	5.76%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		MORGAN STANLEY SMITH BARNEY LLC	1,025,261.446	5.87%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		UBS WM USA	1,438,582.648	8.23%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		WELLS FARGO CLEARING SERVICES LLC	2,352,051.406	13.46%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		MERRILL LYNCH PIERCE FENNER &	6,186,566.183	35.41%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

185

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS I	WELLS FARGO BANK FBO	30,210,398.224	5.23%
		VARIOUS RETIREMENT PLANS
		9888888836 NC-1076
		1525 WEST WT HARRIS BLVD
		CHARLOTTE NC 28288-1076
		JOHN HANCOCK TRUST COMPANY LLC	39,185,785.624	6.79%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
		WELLS FARGO CLEARING SERVICES LLC	45,523,044.784	7.88%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		MERRILL LYNCH PIERCE FENNER &	56,520,368.223	9.79%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		CHARLES SCHWAB & COMPANY INC	73,526,947.962	12.73%
		ATTN MUTUAL FUND DEPT
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		NATIONAL FINANCIAL SERVICES LLC	116,707,840.780	20.21%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS R1	WELLS FARGO BANK FBO	4,628,062.454	5.13%
		VARIOUS RETIREMENT PLANS
		1525 WEST WT HARRIS BLVD
		CHARLOTTE NC 28288-1076
		PIMS/PRUDENTIAL RETIREMENT	4,646,105.060	5.15%
		AS NOMINEE FOR THE TTEE/CUST PL 700
		LEGRAND NORTH AMERICA 401(K)
		60 WOODLAWN ST
		WEST HARTFORD CT 06110-2326
		NATIONAL FINANCIAL SERVICES LLC	12,278,836.378	13.61%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		NATIONAL FINANCIAL SERVICES LLC	15,936,320.441	17.66%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		CHARLES SCHWAB & CO INC	34,486,663.708	38.22%
		SPL CSTDY A/C FOR BNFT CUST
		C/O STEVEN SEARS
		ATTN MUTUAL FUNDS - 211 MAIN ST
		SAN FRANCISCO CA 94105-1905
	CLASS R2	STATE STREET BANK AND TRUST	2,395,534.620	14.04%
		COMPANY TRUSTEE AND / OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901
		MERRILL LYNCH PIERCE FENNER &	5,679,845.531	33.28%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

186

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R3	DCGT AS TTEE AND/OR CUST	350,091.930	5.51%
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001
		MERRILL LYNCH PIERCE FENNER &	439,790.770	6.92%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		STATE STREET BANK AND TRUST	1,131,489.233	17.80%
		COMPANY TRUSTEE AND / OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901
		VOYA RETIREMENT INSURANCE AND	1,844,961.904	29.02%
		ANNUITY COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773
	CLASS R6	TIAA, FSB CUST/TTEE FBO:	15,898,141.431	5.35%
		RETIREMENT PLANS FOR WHICH
		TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748
		PIMS/PRUDENTIAL RETIREMENT	17,505,234.688	5.89%
		AS NOMINEE FOR THE TTEE/CUST PL 763
		FERGUSON ENTERPRISES, LLC,
		12500 JEFFERSON AVE
		NEWPORT NEWS VA 23602-4314
		CHARLES SCHWAB & CO INC	24,203,876.805	8.15%
		SPL CSTDY A/C FOR BNFT CUST
		C/O STEVEN SEARS
		ATTN MUTUAL FUNDS - 211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		VANGUARD FIDUCIARY TRUST CO	25,463,893.638	8.57%
		PO BOX 2600 VM 613
		ATTENTION: OUTSIDE FUNDS
		VALLEY FORGE PA 19482-2600
		NATIONAL FINANCIAL SERVICES LLC	74,284,407.479	25.00%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
MainStay MacKay California Tax Free Opportunities Fund	CLASS A	JP MORGAN SECURITIES LLC OMNI ACCT	1,674,269.333	6.11%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003
		UBS WM USA	2,284,212.394	8.34%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		MORGAN STANLEY SMITH BARNEY LLC	2,359,758.151	8.61%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		PERSHING LLC	3,068,731.662	11.20%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

187

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NATIONAL FINANCIAL SERVICES LLC	3,833,939.128	13.99%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		MERRILL LYNCH PIERCE FENNER &	4,429,452.938	16.17%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		WELLS FARGO CLEARING SERVICES LLC	4,747,544.338	17.33%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	614,407.332	12.38%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		UBS WM USA	618,963.793	12.47%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		PERSHING LLC	645,654.038	13.01%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		MERRILL LYNCH PIERCE FENNER &	1,024,819.673	20.65%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		WELLS FARGO CLEARING SERVICES LLC	1,048,685.694	21.13%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
	CLASS I	UBS WM USA	2,898,615.110	7.22%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		WELLS FARGO CLEARING SERVICES LLC	3,833,245.938	9.55%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		MORGAN STANLEY SMITH BARNEY LLC	6,454,246.539	16.07%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		MERRILL LYNCH PIERCE FENNER &	15,990,075.860	39.82%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

188

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R6	NEW YORK LIFE INVESTMENT MGMT	2,321.263	100.00%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
MainStay MacKay Common Stock Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	686,437.072	26.85%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS B	NATIONAL FINANCIAL SERVICES LLC	10,975.101	5.24%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	27,595.356	5.69%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		CHARLES SCHWAB & CO INC	31,431.506	6.48%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		UBS WM USA	46,744.589	9.63%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		WELLS FARGO CLEARING SERVICES LLC	48,279.689	9.95%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		NATIONAL FINANCIAL SERVICES LLC	59,206.817	12.20%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		MERRILL LYNCH PIERCE FENNER &	80,525.995	16.60%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
	CLASS I	NEW YORK LIFE INSURANCE CO	286,482.726	7.35%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		CAPINCO C/O US BANK	437,657.249	11.22%
		PO BOX 1787
		MILWAUKEE WI 53201-1787
		NEW YORK LIFE INSURANCE CO	642,424.436	16.47%
		MAINSTAY GROWTH ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600

189

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NEW YORK LIFE INSURANCE CO	807,802.441	20.72%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	850,925.264	21.82%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
	CLASS R3	NATIONAL FINANCIAL SERVICES LLC	655.977	7.15%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		NATIONAL FINANCIAL SERVICES LLC	723.558	7.89%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		NATIONAL FINANCIAL SERVICES LLC	757.092	8.26%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		NATIONAL FINANCIAL SERVICES LLC	773.357	8.43%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		EDENS CONST CO INC EMP PSP 401K	841.724	9.18%
		JOSHUA M CRAWFORD TTEE
		FBO JOSHUA M CRAWFORD
		2850 SE MARKET PL 4
		STUART FL 34997-4965
		NATIONAL FINANCIAL SERVICES LLC	1,225.849	13.37%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		NATIONAL FINANCIAL SERVICES LLC	1,447.221	15.78%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		NEW YORK LIFE INVESTMENT MGMT	1,549.448	16.90%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
MainStay MacKay Convertible Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	7,485,048.087	24.47%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	PERSHING LLC	214,051.580	6.21%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		CHARLES SCHWAB & CO INC	223,312.691	6.48%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		UBS WM USA	252,048.299	7.31%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

190

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NATIONAL FINANCIAL SERVICES LLC	265,339.700	7.70%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		MORGAN STANLEY SMITH BARNEY LLC	271,567.801	7.88%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		WELLS FARGO CLEARING SERVICES LLC	295,023.135	8.56%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		RAYMOND JAMES	366,889.170	10.64%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		MERRILL LYNCH PIERCE FENNER &	587,248.385	17.03%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
	CLASS I	PERSHING LLC	2,442,464.633	5.64%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		MORGAN STANLEY SMITH BARNEY LLC	2,702,624.378	6.24%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		RAYMOND JAMES	3,305,267.534	7.63%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		MERRILL LYNCH PIERCE FENNER &	3,350,915.995	7.73%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		WELLS FARGO CLEARING SERVICES LLC	3,493,748.562	8.06%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		UBS WM USA	3,914,981.440	9.03%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		AMERICAN ENTERPRISE INVESTMENT SVC	4,103,724.798	9.47%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

191

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NATIONAL FINANCIAL SERVICES LLC	6,462,078.201	14.91%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
MainStay MacKay Emerging Markets Debt Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	3,217,429.537	36.00%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS B	NATIONAL FINANCIAL SERVICES LLC	25,932.881	9.99%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		MERRILL LYNCH PIERCE FENNER &	30,169.903	11.63%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
	CLASS C	LPL FINANCIAL	70,051.227	6.52%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		RAYMOND JAMES	86,913.814	8.09%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		MERRILL LYNCH PIERCE FENNER &	90,694.185	8.44%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		NATIONAL FINANCIAL SERVICES LLC	101,693.618	9.46%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		PERSHING LLC	131,464.838	12.23%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		WELLS FARGO CLEARING SERVICES LLC	137,264.432	12.77%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

192

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS I	LPL FINANCIAL	111,926.311	6.85%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		RAYMOND JAMES	125,255.428	7.67%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		NATIONAL FINANCIAL SERVICES LLC	141,079.710	8.64%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		WELLS FARGO CLEARING SERVICES LLC	173,829.236	10.65%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		UBS WM USA	176,292.236	10.80%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		PERSHING LLC	701,757.373	42.98%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
MainStay MacKay Emerging Markets Equity Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	434,708.259	57.42%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	RAYMOND JAMES	8,469.825	6.28%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		LPL FINANCIAL	8,877.259	6.58%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		MORGAN STANLEY SMITH BARNEY LLC	9,891.228	7.33%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		NATIONAL FINANCIAL SERVICES LLC	60,176.614	44.62%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

193

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS I	NATIONAL FINANCIAL SERVICES LLC	4,043.431	5.99%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		WELLS FARGO CLEARING SERVICES LLC	4,098.930	6.07%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		PERSHING LLC	6,190.824	9.16%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		DANUTE Y SCHROEDER TTEE	9,211.419	13.64%
		S & D SCHROEDER FAMILYTRUST
		LPL FINANCIAL	12,443.593	18.42%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		RAYMOND JAMES	12,471.160	18.46%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		MORGAN STANLEY SMITH BARNEY LLC	16,042.102	23.75%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
	CLASS R6	NEW YORK LIFE INSURANCE CO	592,803.003	10.86%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,061,608.978	19.45%
		MAINSTAY GROWTH ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,690,276.896	30.96%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	2,111,745.155	38.69%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
MainStay MacKay Government Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	701,428.971	7.14%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		MORGAN STANLEY SMITH BARNEY LLC	1,223,683.838	12.45%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

194

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS B	MERRILL LYNCH PIERCE FENNER &	21,817.604	7.20%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T88
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
	CLASS C	CHARLES SCHWAB & CO INC	1,009,037.806	61.67%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
	CLASS I	CHARLES SCHWAB & CO INC	484,327.257	5.24%
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1905
		NATIONAL FINANCIAL SERVICES LLC	1,032,812.664	11.17%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		RAYMOND JAMES	1,364,953.066	14.76%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		RBC CAPITAL MARKETS LLC	1,422,854.105	15.39%
		MUTUAL FUND OMNIBUS PROCESSING
		OMNIBUS
		ATTN MUTUAL FUND OPS MANAGER
		60 SOUTH SIXTH STREET PO8
		MINNEAPOLIS MN 55402-4413
		LPL FINANCIAL	1,565,035.384	16.92%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		MORGAN STANLEY SMITH BARNEY LLC	2,219,780.357	24.00%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
	CLASS R6	NEW YORK LIFE INSURANCE CO	704,229.964	6.38%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,389,167.756	12.58%
		MAINSTAY VP CONSERVATIVE ALLOCAT
		57200
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,436,907.947	13.01%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,447,746.053	13.11%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600

195

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NEW YORK LIFE INSURANCE CO	2,040,810.443	18.48%
		MAINSTAY VP MODERATE ALLOCATION
		-57220
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	4,019,039.777	36.40%
		MAINSTAY VP MODERATE GROWTH ALLOC
		(57230
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
MainStay MacKay Growth Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	856,287.810	7.09%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	LPL FINANCIAL	6,992.002	7.40%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		RAYMOND JAMES	7,032.961	7.44%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		RBC CAPITAL MARKETS LLC	8,107.501	8.58%
		MUTUAL FUND OMNIBUS PROCESSING
		OMNIBUS
		ATTN MUTUAL FUND OPS MANAGER
		60 SOUTH SIXTH STREET PO8
		MINNEAPOLIS MN 55402-4413
		NATIONAL FINANCIAL SERVICES LLC	8,201.305	8.68%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS I	NEW YORK LIFE INSURANCE CO	331,482.718	8.83%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	914,012.952	24.34%
		MAINSTAY GROWTH ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	996,457.209	26.54%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,249,037.185	33.26%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600

196

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R2	ASCENSUS TRUST COMPANY FBO	277.793	16.72%
		MESHOPPEN STONE INC. 401(K) 206469
		P.O. BOX 10758
		FARGO ND 58106-0758
		NEW YORK LIFE INVESTMENT MGMT	1,383.316	83.28%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
MainStay MacKay High Yield Corporate Bond Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	132,427,097.715	21.85%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS B	WELLS FARGO CLEARING SERVICES LLC	641,510.832	5.65%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		MERRILL LYNCH PIERCE FENNER &	664,723.167	5.86%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		NATIONAL FINANCIAL SERVICES LLC	2,630,931.375	23.18%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	MERRILL LYNCH PIERCE FENNER &	4,064,109.430	6.08%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		RAYMOND JAMES	4,457,022.916	6.67%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		CHARLES SCHWAB & CO INC	4,565,888.802	6.83%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		LPL FINANCIAL	6,545,762.562	9.79%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		WELLS FARGO CLEARING SERVICES LLC	7,611,459.419	11.38%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

197

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NATIONAL FINANCIAL SERVICES LLC	8,261,189.500	12.35%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS I	RAYMOND JAMES	34,935,069.946	5.69%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		LPL FINANCIAL	60,522,940.396	9.85%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		NATIONAL FINANCIAL SERVICES LLC	78,100,248.920	12.71%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		WELLS FARGO CLEARING SERVICES LLC	194,755,456.267	31.71%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
	CLASS R1	MATRIX TRUST COMPANY CUST. FBO	531.431	5.63%
		HARBORVIEW HEALTH SYSTEMS 401(K)
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
		MATRIX TRUST COMPANY CUST. FBO	2,038.583	21.59%
		SIEGELVISION 401(K) PLAN
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
		NEW YORK LIFE INVESTMENT MGMT	6,778.639	71.78%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
	CLASS R2	PIMS/PRUDENTIAL RETIREMENT	122,830.839	5.01%
		AS NOMINEE FOR THE TTEE/CUST PL 008
		MICHIGAN CATHOLIC CONFERENCE 403
		510 S CAPITOL AVE
		LANSING MI 48933-2306
		UBS WM USA	123,714.724	5.05%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

198

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		STATE STREET BANK AND TRUST	270,745.782	11.04%
		COMPANY TRUSTEE AND / OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901
		MERRILL LYNCH PIERCE FENNER &	335,178.133	13.67%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		DCGT AS TTEE AND/OR CUST	887,144.240	36.18%
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001
	CLASS R3	NATIONAL FINANCIAL SERVICES LLC	17,968.311	7.82%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		MATRIX TRUST COMPANY CUST. FBO	18,639.537	8.11%
		G/B MARKETING, INC. PROFIT SHARING
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
		NATIONAL FINANCIAL SERVICES LLC	20,943.777	9.12%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		ONZA RACING CORP DEF BENEFIT PLAN	49,334.874	21.48%
		HAMILTON CHEN TTEE
		9800 RESEARCH DR
		IRVINE CA 92618-4310
	CLASS R6	JP MORGAN SECURITIES LLC OMNI ACCT	87,716,921.804	22.44%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003
		EDWARD D JONES & CO	244,620,887.103	62.58%
		FBO CUSTOMERS
		12555 MANCHESTER RD
		SAINT LOUIS MO 63131-3710
MainStay MacKay High Yield Municipal Bond Fund	CLASS A	WELLS FARGO CLEARING SERVICES LLC	13,511,892.004	7.91%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		MERRILL LYNCH PIERCE FENNER &	13,920,355.767	8.15%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		MORGAN STANLEY SMITH BARNEY LLC	14,888,694.398	8.72%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		NATIONAL FINANCIAL SERVICES LLC	80,347,892.441	47.06%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

199

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS C	CHARLES SCHWAB & CO INC	1,681,028.124	5.02%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		AMERICAN ENTERPRISE INVESTMENT SVC	1,903,582.318	5.68%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		UBS WM USA	2,852,830.855	8.52%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		MORGAN STANLEY SMITH BARNEY LLC	2,930,237.766	8.75%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		WELLS FARGO CLEARING SERVICES LLC	4,553,399.345	13.60%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		RAYMOND JAMES	4,623,724.919	13.81%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		MERRILL LYNCH PIERCE FENNER &	8,932,090.612	26.68%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
	CLASS I	SEI PRIVATE TRUST COMPANY	17,958,270.133	5.37%
		C/O BMO HARRIS SWP
		ONE FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989
		WELLS FARGO CLEARING SERVICES LLC	18,210,690.923	5.45%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		AMERICAN ENTERPRISE INVESTMENT SVC	18,303,009.060	5.48%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		CHARLES SCHWAB & CO INC	18,629,195.337	5.57%
		SPL CSTDY A/C FOR BNFT CUST
		C/O STEVEN SEARS
		ATTN MUTUAL FUNDS - 211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		PERSHING LLC	19,793,533.009	5.92%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

200

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		UBS WM USA	20,236,554.825	6.06%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		RAYMOND JAMES	22,978,899.315	6.88%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		MORGAN STANLEY SMITH BARNEY LLC	27,572,261.207	8.25%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		NATIONAL FINANCIAL SERVICES LLC	40,748,081.699	12.19%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		MERRILL LYNCH PIERCE FENNER &	70,478,543.314	21.09%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
	CLASS R6	NEW YORK LIFE INSURANCE CO	620,671.771	8.58%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	948,174.650	13.10%
		MAINSTAY VP CONSERVATIVE ALLOCAT
		57200
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	955,437.432	13.20%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	987,654.493	13.65%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,426,536.259	19.71%
		MAINSTAY VP MODERATE ALLOCATION
		-57220
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	2,296,553.459	31.73%
		MAINSTAY VP MODERATE GROWTH ALLOC
		(57230
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600

201

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
MainStay MacKay Intermediate Tax Free Bond Fund	CLASS A	NEW YORK LIFE INSURANCE COMPANY	2,500.000	100.00%
		ATTN ARTHUR SETER
		51 MADISON AVENUE
		NEW YORK NY 10010-1655
	INVESTOR	NEW YORK LIFE INSURANCE COMPANY	2,500.000	100.00%
	CLASS	ATTN ARTHUR SETER
		51 MADISON AVENUE
		NEW YORK NY 10010-1655
	CLASS C	NEW YORK LIFE INSURANCE COMPANY	2,500.000	100.00%
		ATTN ARTHUR SETER
		51 MADISON AVENUE
		NEW YORK NY 10010-1655
	CLASS I	NEW YORK LIFE INSURANCE COMPANY	4,990,000.000	100.00%
		ATTN ARTHUR SETER
		51 MADISON AVENUE
		NEW YORK NY 10010-1655
	CLASS R6	NEW YORK LIFE INSURANCE COMPANY	2,500.000	100.00%
		ATTN ARTHUR SETER
		51 MADISON AVENUE
		NEW YORK NY 10010-1655
MainStay MacKay International Equity Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	793,495.098	23.63%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	PERSHING LLC	18,251.288	6.98%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		RAYMOND JAMES	19,930.626	7.63%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		LPL FINANCIAL	21,560.891	8.25%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		WELLS FARGO CLEARING SERVICES LLC	31,650.524	12.11%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		UBS WM USA	32,160.790	12.31%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		NATIONAL FINANCIAL SERVICES LLC	36,852.933	14.10%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

202

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS I	UBS WM USA	130,128.234	5.23%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		ROMAN CATHOLIC BISHOP OF	168,161.908	6.76%
		PORTLAND A CORPORATION SOLE
		C/O DAVID TWOMEY
		510 OCEAN AVE
		PORTLAND ME 04103-4936
		WELLS FARGO CLEARING SERVICES LLC	276,329.063	11.11%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		NEW YORK LIFE FOUNDATION	586,201.058	23.57%
		51 MADISON AVE BSMT 1B RM 252
		NEW YORK NY 10010-1655
		NATIONAL FINANCIAL SERVICES LLC	751,970.987	30.24%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS R1	MID ATLANTIC TRUST COMPANY FBO	1,676.009	10.84%
		SANTINI BROTHERS IRON WORKS 401(K)
		1251 WATERFRONT PLACE, SUITE 525
		PITTSBURGH PA 15222-4228
		MID ATLANTIC TRUST COMPANY FBO	2,481.456	16.05%
		FARMER, FUQUA & HUFF, P.C. 401(K) P
		1251 WATERFRONT PLACE, SUITE 525
		PITTSBURGH PA 15222-4228
		MATRIX TRUST COMPANY CUST. FBO	3,038.799	19.66%
		HPCA SERVICES GROUP, LLC
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
		ASCENSUS TRUST COMPANY FBO	7,247.727	46.88%
		PRESTIGE PLANNING, INC. 699519
		P.O. BOX 10758
		FARGO ND 58106-0758
	CLASS R2	TD AMERITRADE INC FBO	1,376.644	5.20%
		OUR CUSTOMERS
		PO BOX 2226
		OMAHA NE 68103-2226
		MID ATLANTIC TRUST COMPANY FBO	2,026.056	7.65%
		ADVALUE PHOTONICS INC. 401(K)
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228
		ASCENSUS TRUST COMPANY FBO	4,965.630	18.76%
		PERAGALLO ORGAN COMPANY 401K 69135
		P.O. BOX 10758
		FARGO ND 58106-0758
		MERRILL LYNCH PIERCE FENNER &	7,331.773	27.69%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		ASCENSUS TRUST COMPANY FBO	7,395.983	27.94%
		BLUEMARK CAPITAL 401(K) 208754
		P.O. BOX 10758
		FARGO ND 58106-0758

203

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R3	MID ATLANTIC TRUST COMPANY FBO	3,995.348	5.86%
		CMR USA LLC 401(K) PROFIT SHARING P
		1251 WATERFRONT PLACE, SUITE 525
		PITTSBURGH PA 15222-4228
		MID ATLANTIC TRUST COMPANY FBO	4,106.089	6.02%
		GALVIN STRUCTURES INC 401(K)
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228
		MATC FBO PERSHING LLC FBO	4,687.032	6.88%
		INTERNATIONAL PRODUCTS CORPORATION
		1251 WATERFRONT PLACE, SUITE 525
		PITTSBURGH PA 15222-4228
		FIIOC FBO	4,723.521	6.93%
		METZ WOOD HARDER INC 401K PSP
		100 MAGELLAN WAY
		COVINGTON KY 41015-1987
		FIIOC FBO	5,336.149	7.83%
		BAY EQUITY 401K PLAN
		100 MAGELLAN WAY
		COVINGTON KY 41015-1987
		DR. KAM FBO	6,798.654	9.97%
		DAVID N KAM DDS PC 401(K) PROFIT SH
		155 N CANTON CENTER RD
		CANTON MI 48187-2901
		MASS MUTUAL LIFE INSURANCE CO	6,797.337	9.97%
		1295 STATE ST C105
		SPRINGFIELD MA 01111-0001
		ASCENSUS TRUST COMPANY FBO	7,060.965	10.36%
		ALLSTATE SALES GROUP, INC. 401(K) P
		P.O. BOX 10758
		FARGO ND 58106-0758
		PAI TRUST COMPANY, INC.	7,730.220	11.34%
		OA TAX PARTNERS, LTD 401(K) P/S PLA
		1300 ENTERPRISE DRIVE
		DE PERE WI 54115-4934
	CLASS R6	NEW YORK LIFE INSURANCE CO	558,595.367	5.45%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INS. CO. AGENTS'	1,838,739.916	17.93%
		HEALTH AND LIFE BENEFIT
		TRUST LIFE BENEFITS
		C/O MARIA MAUCERI
		51 MADISON AVE RM 511
		NEW YORK NY 10010-1603
		NEW YORK LIFE INS. CO. EMPLOYEES'	2,151,492.270	20.98%
		HEALTH AND LIFE BENEFIT
		TRUST LIFE BENEFITS
		C/O MARIA MAUCERI
		51 MADISON AVE RM 511
		NEW YORK NY 10010-1603
		NEW YORK LIFE PROGRESS-SHARING	5,005,223.463	48.80%
		STATE STREET BANK TTEE
		JASON LANDRY - PLAN CONTACT
		ONE LINCOLN ST
		BOSTON MA 02111-2901

204

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
MainStay MacKay International Opportunities Fund	CLASS A	MORGAN STANLEY SMITH BARNEY LLC	129,604.638	5.21%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		WELLS FARGO CLEARING SERVICES LLC	199,631.573	8.02%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		NATIONAL FINANCIAL SERVICES LLC	888,946.051	35.72%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	INVESTOR	MATRIX TRUST COMPANY TRUSTEE	38,105.853	8.01%
	CLASS	LIGHTING DYNAMICS INC. 401(K) PSP
		717 17TH ST STE 1300
		DENVER CO 80202-3304
	CLASS C	LPL FINANCIAL	115,830.838	6.19%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		UBS WM USA	130,089.118	6.95%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		WELLS FARGO CLEARING SERVICES LLC	152,508.685	8.15%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		MORGAN STANLEY SMITH BARNEY LLC	167,384.008	8.94%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		RAYMOND JAMES	234,423.047	12.53%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		AMERICAN ENTERPRISE INVESTMENT SVC	324,573.438	17.34%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		NATIONAL FINANCIAL SERVICES LLC	424,180.815	22.66%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

205

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS I	NATIONAL FINANCIAL SERVICES LLC	1,889,674.054	5.31%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		NEW YORK LIFE INSURANCE CO	2,235,734.046	6.28%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		AMERICAN ENTERPRISE INVESTMENT SVC	2,399,012.442	6.74%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		NEW YORK LIFE INSURANCE CO	3,321,952.965	9.33%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	3,400,054.702	9.55%
		MAINSTAY VP MODERATE ALLOCATION
		-57220
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	5,221,373.871	14.66%
		MAINSTAY VP GROWTH ALLOCATION
		-57210
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	8,482,871.298	23.82%
		MAINSTAY VP MODERATE GROWTH ALLOC
		(57230
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
Mainstay MacKay New York Tax Free Opportunities Fund	CLASS A	JP MORGAN SECURITIES LLC OMNI ACCT	2,250,619.553	5.14%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003
		UBS WM USA	2,754,499.705	6.29%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		MERRILL LYNCH PIERCE FENNER &	5,601,559.519	12.79%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		MORGAN STANLEY SMITH BARNEY LLC	6,777,593.563	15.47%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		PERSHING LLC	9,093,311.493	20.76%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		NATIONAL FINANCIAL SERVICES LLC	10,101,673.965	23.06%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

206

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	INVESTOR	POLLY J FEIGENBAUM	3,326.985	7.33%
	CLASS	TOD REGISTRATION ON FILE
	CLASS C	JP MORGAN SECURITIES LLC OMNI ACCT	625,046.903	7.37%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003
		PERSHING LLC	1,521,547.446	17.95%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		MORGAN STANLEY SMITH BARNEY LLC	1,791,460.950	21.13%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		MERRILL LYNCH PIERCE FENNER &	2,621,785.391	30.93%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
	CLASS I	PERSHING LLC	1,170,802.913	7.72%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		UBS WM USA	1,394,159.153	9.20%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		NATIONAL FINANCIAL SERVICES LLC	1,645,757.960	10.86%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		AMERICAN ENTERPRISE INVESTMENT SVC	1,791,552.795	11.82%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		MORGAN STANLEY SMITH BARNEY LLC	2,307,742.679	15.22%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		MERRILL LYNCH PIERCE FENNER &	5,584,625.621	36.84%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
	CLASS R6	NEW YORK LIFE INVESTMENT MGMT	2,338.634	100.00%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600

207

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
MainStay MacKay S&P 500 Index Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	2,210,811.758	19.60%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS I	JOHN HANCOCK TRUST COMPANY LLC	6,390,106.999	80.57%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
MainStay MacKay Short Duration High Yield Fund	CLASS A	TD AMERITRADE INC FBO	1,312,451.322	5.33%
		OUR CUSTOMERS
		PO BOX 2226
		OMAHA NE 68103-2226
		WELLS FARGO CLEARING SERVICES LLC	1,439,775.175	5.85%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		NATIONAL FINANCIAL SERVICES LLC	7,670,158.903	31.15%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	PERSHING LLC	287,852.789	5.78%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		AMERICAN ENTERPRISE INVESTMENT SVC	315,589.815	6.33%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		MORGAN STANLEY SMITH BARNEY LLC	341,727.973	6.86%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		LPL FINANCIAL	350,369.111	7.03%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		WELLS FARGO CLEARING SERVICES LLC	446,692.377	8.97%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		MERRILL LYNCH PIERCE FENNER &	507,957.120	10.20%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		NATIONAL FINANCIAL SERVICES LLC	584,100.141	11.72%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		RAYMOND JAMES	844,377.911	16.95%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

208

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS I	CHARLES SCHWAB & CO INC	6,541,647.893	5.06%
		SPECIAL CUSTODY ACCT FOR BENEFIT
		CUSTOMERS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		NATIONAL FINANCIAL SERVICES LLC	7,013,988.603	5.42%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		NEW YORK LIFE INSURANCE CO	8,302,088.005	6.42%
		MAINSTAY VP MODERATE ALLOCATION
		-57220
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		AMERICAN ENTERPRISE INVESTMENT SVC	8,641,780.232	6.68%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		MERRILL LYNCH PIERCE FENNER &	11,814,958.286	9.13%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		MORGAN STANLEY SMITH BARNEY LLC	13,271,500.357	10.26%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		NEW YORK LIFE INSURANCE CO	13,294,553.061	10.27%
		MAINSTAY VP MODERATE GROWTH ALLOC
		(57230
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		LPL FINANCIAL	18,678,231.449	14.43%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
	CLASS R2	UBS WM USA	3,349.726	6.13%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		NEW YORK LIFE INVESTMENT MGMT	3,382.235	6.19%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		RAYMOND JAMES	45,723.735	83.67%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

209

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R3	JUDY P.C. DEFINED BENEFIT PLAN &	1,695.973	8.30%
		TRUST
		CLAINE D JUDY PRESIDENT
		3688 SUMMIT DRIVE
		POCATELLO ID 83201
		NEW YORK LIFE INVESTMENT MGMT	3,141.839	15.39%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		TWO PEAS AND THEIR POD 401K	3,806.305	18.64%
		JOSHUA LICHTY TTEE
		FBO JOSHUA LICHTY
		2180 E 4500 S STE 210G
		SALT LAKE CTY UT 84117-4482
		TWO PEAS AND THEIR POD 401K	3,806.305	18.64%
		JOSHUA LICHTY TTEE
		FBO MARIA L LICHTY
		2180 E 4500 S STE 210G
		SALT LAKE CTY UT 84117-4482
		BNL ENTERPRISES INC DEF PENS PLAN	6,813.578	33.37%
		ROBERT SANGERMAN TTEE
		5618 W CAVEDALE DR
		PHOENIX AZ 85083-6370
MainStay MacKay Short Term Municipal Fund	CLASS A	MERRILL LYNCH PIERCE FENNER &	844,479.864	6.88%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		RAYMOND JAMES	908,838.801	7.40%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		MORGAN STANLEY SMITH BARNEY LLC	1,306,825.781	10.64%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		WELLS FARGO CLEARING SERVICES LLC	1,445,668.085	11.77%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		NYLIFE DISTRIBUTORS INC	1,667,498.025	13.58%
		MARTA HANSEN DIRECTOR
		BRIAN WICKWIRE MANAGING DIRECTOR
		AUDIT ACCOUNT
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		NATIONAL FINANCIAL SERVICES LLC	2,029,312.775	16.53%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

210

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS I	LPL FINANCIAL	2,455,365.648	6.05%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		SEI PRIVATE TRUST COMPANY	2,855,031.570	7.04%
		C/O BMO HARRIS SWP
		ONE FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989
		MERRILL LYNCH PIERCE FENNER &	8,725,042.683	21.51%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION TEAM
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		NATIONAL FINANCIAL SERVICES LLC	10,196,277.028	25.13%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
MainStay MacKay Tax Free Bond Fund	CLASS A	UBS WM USA	8,870,003.110	5.25%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		WELLS FARGO CLEARING SERVICES LLC	11,224,268.560	6.65%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		MERRILL LYNCH PIERCE FENNER &	14,955,218.540	8.86%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		NATIONAL FINANCIAL SERVICES LLC	87,520,987.472	51.84%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS B	PERSHING LLC	61,811.998	5.17%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		NATIONAL FINANCIAL SERVICES LLC	67,253.708	5.63%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		MERRILL LYNCH PIERCE FENNER &	76,273.253	6.38%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		WELLS FARGO CLEARING SERVICES LLC	103,261.210	8.64%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

211

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		MORGAN STANLEY SMITH BARNEY LLC	625,412.287	52.33%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
	CLASS C	NATIONAL FINANCIAL SERVICES LLC	1,273,382.917	5.81%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		CHARLES SCHWAB & CO INC	1,371,160.969	6.25%
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1905
		MORGAN STANLEY SMITH BARNEY LLC	1,595,640.386	7.28%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		UBS WM USA	2,269,294.887	10.35%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		WELLS FARGO CLEARING SERVICES LLC	4,064,519.044	18.54%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		MERRILL LYNCH PIERCE FENNER &	5,743,492.569	26.20%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
	CLASS I	UBS WM USA	15,493,110.409	5.57%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		NATIONAL FINANCIAL SERVICES LLC	15,997,761.990	5.75%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		MORGAN STANLEY SMITH BARNEY LLC	25,445,857.245	9.14%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		PERSHING LLC	75,378,447.119	27.08%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		MERRILL LYNCH PIERCE FENNER &	86,537,139.863	31.09%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

212

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R6	NEW YORK LIFE INVESTMENT MGMT	2,417.795	100.00%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
MainStay MacKay Total Return Bond Fund	CLASS A	EDWARD D JONES & CO	285,921.611	5.50%
		FBO CUSTOMERS
		12555 MANCHESTER RD
		SAINT LOUIS MO 63131-3710
		MERRILL LYNCH PIERCE FENNER &	321,072.172	6.18%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		NATIONAL FINANCIAL SERVICES LLC	1,416,272.295	27.27%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS B	MERRILL LYNCH PIERCE FENNER &	12,808.323	5.56%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		NATIONAL FINANCIAL SERVICES LLC	18,627.209	8.09%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		PERSHING LLC	23,169.620	10.06%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		LPL FINANCIAL	26,256.152	11.40%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		WELLS FARGO CLEARING SERVICES LLC	33,091.581	14.37%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	60,338.658	5.54%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		MERRILL LYNCH PIERCE FENNER &	66,821.590	6.13%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

213

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		UBS WM USA	92,165.689	8.46%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		LPL FINANCIAL	108,372.472	9.94%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		WELLS FARGO CLEARING SERVICES LLC	121,061.576	11.11%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		NATIONAL FINANCIAL SERVICES LLC	122,323.939	11.22%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS I	UBATCO & CO FBO ACES TRUST FUND	9,373,285.764	9.67%
		6811 S 27TH ST
		LINCOLN NE 68512-4823
		AMERICAN ENTERPRISE INVESTMENT SVC	27,927,833.986	28.83%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		UBATCO & CO	41,820,590.026	43.16%
		FBO COLLEGE SAVINGS GROUP
		PO BOX 82535
		LINCOLN NE 68501-2535
	CLASS R1	NEW YORK LIFE INVESTMENT MGMT	2,472.098	99.99%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
	CLASS R2	NEW YORK LIFE INVESTMENT MGMT	2,821.906	37.78%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		UBS WM USA	4,646.397	62.21%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
	CLASS R3	NATIONAL FINANCIAL SERVICES LLC	1,636.622	7.11%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		KYM LAMARRE DC PSP 401K	2,370.384	10.29%
		KYM K LAMARRE TTEE
		FBO KYM LAMARRE
		140 N CENTER ST
		TURLOCK CA 95380-4506
		NEW YORK LIFE INVESTMENT MGMT	2,626.883	11.41%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600

214

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NATIONAL FINANCIAL SERVICES LLC	14,605.648	63.43%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
	CLASS R6	NEW YORK LIFE INSURANCE CO	1,528,230.914	8.79%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		MATRIX TRUST COMPANY COTRUSTEE FBO	1,709,861.901	9.83%
		IBEW LOCAL 332 PENSION PLAN POOLED/
		PO BOX 52129
		PHOENIX AZ 85072-2129
		NEW YORK LIFE INSURANCE CO	3,236,125.357	18.61%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		MATRIX TRUST COMPANY COTRUSTEE FBO	4,668,210.858	26.84%
		IBEW LOCAL 332 PENSION PLAN CONSERV
		PO BOX 52129
		PHOENIX AZ 85072-2129
		NEW YORK LIFE INSURANCE CO	5,823,664.559	33.49%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
MainStay MacKay U.S. Equity Opportunities Fund	CLASS A	PERSHING LLC	459,301.925	5.10%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		MORGAN STANLEY SMITH BARNEY LLC	476,620.999	5.29%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		NATIONAL FINANCIAL SERVICES LLC	3,520,677.910	39.07%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	WELLS FARGO CLEARING SERVICES LLC	390,720.450	5.10%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		UBS WM USA	434,087.325	5.67%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		NATIONAL FINANCIAL SERVICES LLC	453,046.939	5.92%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		MERRILL LYNCH PIERCE FENNER &	523,227.187	6.84%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

215

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		LPL FINANCIAL	528,696.711	6.91%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		MORGAN STANLEY SMITH BARNEY LLC	843,708.921	11.02%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		RAYMOND JAMES	929,649.172	12.15%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		PERSHING LLC	1,469,336.578	19.20%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		AMERICAN ENTERPRISE INVESTMENT SVC	1,471,721.009	3.90%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
	CLASS I	AMERICAN ENTERPRISE INVESTMENT SVC	2,555,272.223	6.77%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		NEW YORK LIFE INSURANCE CO	2,555,969.155	6.78%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	3,230,424.590	8.56%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	3,610,667.773	9.57%
		MAINSTAY VP GROWTH ALLOCATION
		-57210
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	4,297,429.835	11.39%
		MAINSTAY VP MODERATE ALLOCATION
		-57220
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	7,974,091.192	21.14%
		MAINSTAY VP MODERATE GROWTH ALLOC
		(57230
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600

216

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
MainStay MacKay Unconstrained Bond Fund	CLASS A	MORGAN STANLEY SMITH BARNEY LLC	1,560,966.878	6.91%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		CHARLES SCHWAB & COMPANY INC	2,245,959.880	9.95%
		ATTN MUTUAL FUND DEPT
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		NATIONAL FINANCIAL SERVICES LLC	4,906,988.388	21.73%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS B	WELLS FARGO CLEARING SERVICES LLC	46,184.023	5.05%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		MERRILL LYNCH PIERCE FENNER &	147,400.215	16.11%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T90
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		NATIONAL FINANCIAL SERVICES LLC	234,370.977	25.62%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC	540,057.504	5.13%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		LPL FINANCIAL	579,426.443	5.50%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		NATIONAL FINANCIAL SERVICES LLC	866,536.447	8.23%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		MORGAN STANLEY SMITH BARNEY LLC	879,361.004	8.35%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		UBS WM USA	902,286.968	8.57%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		MERRILL LYNCH PIERCE FENNER &	1,215,067.695	11.54%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

217

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		RAYMOND JAMES	1,382,444.895	13.13%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		WELLS FARGO CLEARING SERVICES LLC	1,632,851.447	15.50%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
	CLASS I	LPL FINANCIAL	3,584,581.022	5.20%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		MATRIX AS TTEE	4,346,027.596	6.30%
		FBO SHEET METAL WORKERS LOCAL
		104 (+BALX.U)
		PO BOX 52129
		PHOENIX AZ 85072-2129
		CHARLES SCHWAB & COMPANY INC	4,493,615.585	6.52%
		ATTN MUTUAL FUND DEPT
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		UBS WM USA	5,320,863.481	7.72%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		RAYMOND JAMES	5,765,966.457	8.36%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		AMERICAN ENTERPRISE INVESTMENT SVC	5,770,933.313	8.37%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405
		MERRILL LYNCH PIERCE FENNER &	6,158,013.768	8.93%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		MORGAN STANLEY SMITH BARNEY LLC	6,726,058.178	9.75%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965
		NATIONAL FINANCIAL SERVICES LLC	7,543,777.374	10.94%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		WELLS FARGO CLEARING SERVICES LLC	7,907,663.901	11.47%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

218

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R2	UBS WM USA	77,423.973	9.35%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		NATIONAL FINANCIAL SERVICES LLC	712,863.442	86.12%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
	CLASS R3	NATIONAL FINANCIAL SERVICES LLC	1,551.087	6.23%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		NATIONAL FINANCIAL SERVICES LLC	1,807.933	7.26%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		JUDY P.C. DEFINED BENEFIT PLAN &	1,871.068	7.51%
		TRUST
		CLAINE D JUDY PRESIDENT
		3688 SUMMIT DRIVE
		POCATELLO ID 83201
		BNL ENTERPRISES INC DEF PENS PLAN	2,341.779	9.40%
		ROBERT SANGERMAN TTEE
		5618 W CAVEDALE DR
		PHOENIX AZ 85083-6370
		GRAY REAL ESTATE 401K PLAN 401K	2,816.560	11.31%
		LUTRICIA GRAY TTEE
		FBO TIMOTHY J GRAY
		5405 ANNA LN
		TUSCALOOSA AL 35406-2853
		GRAY REAL ESTATE 401K PLAN	2,909.120	11.68%
		LUTRICIA GRAY TTEE
		FBO LUTRICIA GRAY
		5405 ANNA LN
		TUSCALOOSA AL 35406-2853
		NEW YORK LIFE INVESTMENT MGMT	3,390.011	13.61%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		NATIONAL FINANCIAL SERVICES LLC	5,740.528	23.05%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
	CLASS R6	JP MORGAN SECURITIES LLC OMNI ACCT	216,800.762	8.38%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003
		NEW YORK LIFE INSURANCE CO	453,419.865	17.53%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	871,043.843	33.67%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,008,128.016	38.97%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600

219

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
MainStay MAP Equity Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	1,623,892.620	16.09%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	MERRILL LYNCH PIERCE FENNER &	32,577.729	5.24%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		LPL FINANCIAL	34,894.522	5.62%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		WELLS FARGO CLEARING SERVICES LLC	35,300.790	5.68%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523
		RAYMOND JAMES	35,656.795	5.74%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		PERSHING LLC	39,398.030	6.34%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
		NATIONAL FINANCIAL SERVICES LLC	47,874.006	7.70%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		CHARLES SCHWAB & CO INC	66,939.437	10.77%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
		UBS WM USA	85,973.525	13.84%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
	CLASS I	NEW YORK LIFE INSURANCE CO	733,550.345	6.63%
		MAINSTAY GROWTH ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	914,017.280	8.26%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600

220

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NEW YORK LIFE INSURANCE CO	1,169,865.060	10.57%
		MAINSTAY VP MODERATE ALLOCATION
		-57220
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	1,194,347.101	10.79%
		MAINSTAY MODERATE GROWTH ALLOC FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NWE YORK LIFE INSURANCE CO	1,789,978.738	16.18%
		MAINSTAY VP GROWTH ALLOCATION
		-57210
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
		NEW YORK LIFE INSURANCE CO	2,282,425.631	20.63%
		MAINSTAY VP MODERATE GROWTH ALLOC
		(57230
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4600
	CLASS R1	COUNSEL TRUST DBA MID ATLANTIC TST	829.027	100.00%
		FBO AMBIOTEC C ENGINEERING GRP 401K
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228
	CLASS R2	FIIOC FBO	1,003.395	5.46%
		TOLEDO TELEPHONE CO INC 401K PLAN
		100 MAGELLAN WAY
		COVINGTON KY 41015-1987
		MID ATLANTIC TRUST COMPANY FBO	1,287.103	7.00%
		OKLAHOMA CHILLER CORPORATION
		401(K) PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228
		MERRILL LYNCH PIERCE FENNER &	1,570.291	8.54%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484
		MATRIX TRUST COMPANY CUST. FBO	2,172.672	11.82%
		EAISE DESIGN AND LANDSCAPING, INC.
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
		UBS WM USA	3,481.800	18.94%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		MID ATLANTIC TRUST COMPANY FBO	8,025.650	43.65%
		NEW YORK RESIDENTIAL WORKS INC 401(
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

221

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R3	ASCENSUS TRUST COMPANY FBO	5,257.346	9.59%
		LAW OFFICES OF ROBERT W. RIPLEY AND
		P.O. BOX 10758
		FARGO ND 58106-0758
		MATRIX TRUST COMPANY CUST. FBO	7,556.584	13.79%
		KENNEDY, WHITE & RIGGS ORTHOPAEDIC
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304
		MID ATLANTIC TRUST COMPANY FBO	32,115.195	58.59%
		CURRIER MCCABE & ASSOCIATES IN 401(
		1251 WATERFRONT PLACE, SUITE 525
		PITTSBURGH PA 15222-4228
MainStay Moderate Allocation Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	4,223,829.928	10.13%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	NATIONAL FINANCIAL SERVICES LLC	377,319.162	11.34%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS I	NATIONAL FINANCIAL SERVICES LLC	71,487.150	8.13%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		JOHN HANCOCK TRUST COMPANY LLC	198,452.781	22.56%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
		CHARLES SCHWAB & COMPANY INC	223,388.912	25.39%
		ATTN MUTUAL FUND DEPT
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
	CLASS R2	MID ATLANTIC TRUST COMPANY FBO	2,186.343	19.63%
		ADVALUE PHOTONICS INC. 401(K)
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228
		UBS WM USA	8,941.464	80.26%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
	CLASS R3	MID ATLANTIC TRUST COMPANY FBO	4,056.191	5.35%
		L&M CONSTRUCTION CO INC 401(K) PROF
		1251 WATERFRONT PLACE, SUITE 525
		PITTSBURGH PA 15222-4228
		NATIONAL FINANCIAL SERVICES LLC	4,295.425	5.66%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		LAW OFFICE OF LAWRENCE HILL 401K	4,383.442	5.78%
		LAWRENCE C HILL TTEE
		FBO LAWRENCE C HILL
		3430 E FLAMINGO RD STE 232
		LAS VEGAS NV 89121-5065

222

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NATIONAL FINANCIAL SERVICES LLC	7,770.008	10.24%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		MID ATLANTIC TRUST COMPANY FBO	8,168.856	10.77%
		READFIELD MEATS, INC. 401(K)
		PROFIT SHARING PLAN
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228
		NATIONAL FINANCIAL SERVICES LLC	11,068.118	14.59%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		NATIONAL FINANCIAL SERVICES LLC	12,265.754	16.17%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
MainStay Moderate Growth Allocation Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	3,874,125.352	10.25%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS C	NATIONAL FINANCIAL SERVICES LLC	286,466.847	11.13%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS I	NATIONAL FINANCIAL SERVICES LLC	44,302.769	5.89%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		FIIOC FBO SCOTTSDALE CONVENTION &	55,679.015	7.40%
		VISITORS BUREAU 401K PLAN
		100 MAGELLAN WAY
		COVINGTON KY 41015-1987
		RAYMOND JAMES	67,554.115	8.98%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100
		CHARLES SCHWAB BANK. TTEE	110,153.986	14.64%
		WALSWORTH, FRANKLIN, BEVINS &
		MCCALL 703272
		2423 E LINCOLN DR
		PHOENIX AZ 85016-1215
		JOHN HANCOCK TRUST COMPANY LLC	237,893.613	31.62%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
	CLASS R1	ASCENSUS TRUST CO FBO	1,744.281	100.00%
		ALLIANCE INSURANCE SERVICES LLC 401
		ASCENSUS TRUST COMPANY
		PO BOX 10577
		FARGO ND 58106-0577
	CLASS R2	MID ATLANTIC TRUST COMPANY FBO	1,258.695	13.86%
		INNOVO STAFFING LLC 401(K) PROFIT S
		1251 WATERFRONT PLACE, SUITE 525
		PITTSBURGH PA 15222-4228
		UBS WM USA	7,782.774	85.68%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

223

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R3	GRAND RIVER GASTROENTEROLOGY PC	7,576.860	8.55%
		PSP 401K KENNETH S LOWN TTEE
		FBO SUSAN KAIS
		2330 EAST PARIS AVE SE
		GRAND RAPIDS MI 49546-6131
		CETERA INVESTMENT SVCS (FBO)	8,995.926	10.16%
		JTL GROUP CORP PENSION PLAN
		100 N BARRANCA ST STE 700
		WEST COVINA CA 91791-1637
		NATIONAL FINANCIAL SERVICES LLC	9,023.023	10.19%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		NATIONAL FINANCIAL SERVICES LLC	20,696.014	23.37%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
MainStay Money Market Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	29,844,214.605	10.13%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
	CLASS B	PERSHING LLC	1,880,812.284	5.73%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

224

APPENDIX A - Special Risks Related to Investments in Municipal Securities of California

This appendix provides a summary of the factors that may affect the financial condition of the State of California (“State” or “California”). The information provided below is intended only to summarize certain of these factors and does not purport to describe in detail each of the potential factors that may impact the financial condition of the State. The information provided below is derived from public sources that are current as of the preparation of this SAI. These sources are typically prepared or disseminated by departments, agencies, or bureaus of the State or federal government, though they may also include other publicly available sources such as news articles, press releases and other reports. The MainStay MacKay California Tax Free Opportunities Fund (the “Fund”) has not independently verified the information included herein and does not make any representation as to the accuracy of such information.

The information included herein is subject to change rapidly, substantially and without notice. Any changes in this information may adversely impact the financial condition of the State or its municipal issuers, which could harm the Fund’s investments. The Fund does not maintain any obligation to update this information throughout the year. As such, investors and their financial adviser are encouraged to independently research the financial condition of the State, its municipalities, and their political subdivisions, instrumentalities or authorities and information about the Fund’s strategies, risks, and investments before investing in the Fund.

Municipal issuers in California rely on State appropriations and local taxes to fund their operations. As a result, economic, political or financial conditions that reduce State appropriations or impact local tax revenues may increase fiscal pressure on the State’s municipalities. If a municipal issuer is unable to obtain sufficient revenues to satisfy its outstanding obligations, that issuer may be subject to a downgrade of its credit rating or other similar credit event. In addition, increased fiscal pressure may cause a municipal issuer to become insolvent, which may require the issuer to file for bankruptcy. If a California municipal issuer suffers a credit rating downgrade, becomes insolvent, or files for bankruptcy, the value or liquidity of securities issued by other municipal issuers in California, including securities issued by the State, could be adversely affected.

Additionally, external factors, such as conditions in the national economy and demand for goods and services produced in California, could have an adverse impact on the financial condition of the State and its municipalities. At this time, it is difficult to accurately predict the extent to which these factors may impact the financial condition of the State and it municipalities.

Overview

California’s fiscal health continues to improve since the end of the severe economic downturn that began in late 2007, which caused large budget gaps and occasional cash shortfalls. The State’s General Fund budget has achieved structural balance for the last five fiscal years, and the State has repaid billions of dollars of budgetary borrowings, debts and deferrals. However, the State continues to face fiscal challenges, including the threat of recession and the significant unfunded liabilities of the largest retirement systems in which the State participates or contributes. The State also has a significant unfunded liability with respect to other post-employment benefits.

The State’s real gross domestic product increased by 3.0 percent in 2017 and totaled $2.8 trillion at current prices, making California the fifth largest economy in the world.

Although the State appears well positioned for further economic gains, it is uncertain how long the current economic expansion will last. The State’s revenues can be volatile and correlate to overall economic conditions. There can be no assurances that the State will not face fiscal stress and cash pressures again, or that other changes in the State or national economies will not materially adversely affect the financial condition of the State. Any deterioration in the State’s financial condition may have a negative effect on the marketability, liquidity or value of the securities issued by the State and its municipalities and may increase the risk of investing in these securities, which could adversely impact the performance of the Fund.

Economic Conditions

With a population of more than 39 million, California is by far the most populous state in the nation. In addition, California’s economy is the largest among the 50 states and among the largest and most diverse in the world, with major components in the high-technology, trade, entertainment, manufacturing, tourism, construction and service sectors. In addition, governmental agencies at the state, local and federal levels employ a significant number of the State’s residents.

According to the U.S. Department of Commerce, residents of California received approximately $2.36 trillion in estimated personal income in 2017. As a result, residents of California had a per capita personal income of $59,796, which compared favorably to the national average of $51,640 over the same period.

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The State unemployment rate reached a high of 12.4 percent in late 2010. The rate has generally improved since, falling to 4.1 percent in October 2018. For comparison, the national unemployment rate was 3.7 percent in October 2018.

The value of the State’s exports in 2017 totaled $171.9 billion, which represents a 5.1 percent increase from 2016. In 2016, California’s overall exports of goods declined by 1.1 percent.

Going forward, the California economy is expected to continue making steady progress. According to the State, increased labor force participation is expected to keep the unemployment rate near 4.5 percent through 2020. Furthermore, personal income is projected to increase by 5.6 in 2018, reflecting one-time tax cut bonuses, with continued growth dependent on more housing being built.

Recent Results

Historically, the General Fund derives the majority of its revenue from personal income taxes, sales and use taxes, and corporation taxes. During fiscal year 2019, these revenue sources are projected to contribute approximately 70 percent, 20 percent and 9 percent, respectively, of total General Fund revenues.

The State’s personal income tax is structured in a highly progressive manner, with the top 1 percent of taxpayers paying 45.8 percent of the total personal income tax the State collected in 2016. The passage of Proposition 30, which imposed additional taxes on those earning over $250,000, has made the personal income tax even more progressive. Depending on market conditions, a large share of personal income tax receipts may be derived from capital gains realizations and stock option income, revenue sources that can be particularly volatile and susceptible to economic fluctuations.

Sales and use taxes and corporation taxes are subject to economic fluctuations and were negatively impacted during the most recent U.S. recession in 2007-2008. Additionally, California is limited in its ability to generate revenues from property taxes, which are a relatively stable revenue source. The State is also required to maintain a Special Fund for Economic Uncertainties (“SFEU”), which is funded from the General Fund resources to meet cash needs of the General Fund. For purposes of financial reporting, year-end balances in the SFEU are included in the General Fund balance. The 2020 Proposed Budget projected that the fund would carry a positive reserve of approximately $3.7 billion at the end of fiscal year 2020.

Proposition 2, a budget reserve and debt payment measure that was approved by voters in November 2014, annually captures an amount equal to 1.5 percent of General Fund revenues plus capital gains taxes that exceed a long-term historical average. Under the 2019 Budget’s revenue estimates, Proposition 2 captures a total of $3.5 billion, which will be used to pay down existing State debts.

State Budget

2018-2019 Budget. On January 10, 2018, the Governor proposed the budget for fiscal year 2019 (“2019 Budget”). The 2019 Budget assumed that the General Fund would receive total revenues of approximately $129.0 billion during the 2018 fiscal year and $134.8 billion for the 2019 fiscal year, which represents an increase of 4.6 percent. Against these revenues, the Governor proposed appropriations of approximately $126.5 billion for fiscal year 2018 and $131.7 billion for fiscal year 2019 from the General Fund, which represents an increase of 4.1 percent.

The 2019 Budget assumed increases in total tax receipts during the fiscal year. The Governor projected that personal income tax receipts, which would account for 68.0 percent of total General Fund revenues in fiscal year 2019 under the proposal, and increase from $89,403 billion to $93,593 billion from fiscal year 2018. The 2019 Budget assumed that 9.8 percent of the General Fund’s tax revenues would come from capital gains during fiscal year. The 2019 Budget also assumed that sales and use tax receipts in fiscal year 2019 would be approximately 3.9 percent above their fiscal year 2018 levels.

The Governor’s proposal focused on, among other things, saving money and paying down debts and liabilities, strengthening the State’s infrastructure and continuing to invest in education. The Governor’s proposal also focused on, among other things, counteracting the effects of poverty, facilitating water management and addressing climate change.

On January 12, 2018, the California Legislative Analyst’s Office (“LAO”) released its analysis of the 2019 Budget. The LAO is a nonpartisan agency that provides fiscal policy advice to the California State Legislature, especially in regard to the State budget. The LAO report on the 2019 Budget involved an independent review of the State’s economy, demographics, revenues and expenditures. The report commended the Governor’s priorities, noting that the Governor’s focus on building budget reserves is prudent in light of future economic and federal budget uncertainty. However, the LAO recommended that the State legislature determine optimal reserve levels in anticipation of future recessions.

On May 11, 2018, the Governor made revisions to his 2019 Budget (“May Revision”) projections. The May Revision estimated and projected a year-end surplus of $13.8 billion in the Budget Stabilization Account (“BSA”). The May Revision stated that since the Governor’s proposal, the State’s tax revenues had grown, resulting in a budget surplus. The May Revision proposed to use the surplus to address long-standing infrastructure needs, homelessness, and mental health issues.

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On June 27, 2018, the Governor enacted the State budget for fiscal year 2019 (“2019 Enacted Budget”). The 2019 Enacted Budget called for $138.7 billion in General Fund appropriations, which was an increase of $11.6 billion over the enacted budget for fiscal year 2018. The estimated General Fund resources for fiscal year 2019 totaled $133.3 billion, including $5.7 billion in previous year fund balance, an increase of $3.5 billion from the revised estimates for the prior fiscal year. The 2019 Budget projects total budget reserves of $3.1 billion at the end of fiscal year 2019, consisting of $2.0 billion in the State’s Special Fund for Economic Uncertainties and $13.8 billion in the BSA.

2019-2020 Budget. On January 9, 2019, the Governor presented his proposed budget for fiscal year 2020 (“2020 Proposed Budget”). The 2020 Proposed Budget assumes that the General Fund will receive total revenues of approximately $144.4 billion during the fiscal year, which is an increase of 2.9 percent from fiscal year 2019. Against these revenues, the Governor proposes appropriations of approximately $144.2 billion from the General Fund, which would be an increase of 0.1 percent from the previous fiscal year.

The 2020 Proposed Budget assumes increases in total tax receipts during the fiscal year. The Governor projects that personal income tax receipts, which would account for 70.5 percent of total General Fund revenues under the proposal, will increase by 2.9 percent over fiscal year 2019 budgeted estimates. The 2020 Proposed Budget assumes that sales and use tax receipts and corporation tax receipts will be approximately 4.5 percent and 6.4 percent, respectively, above their fiscal year 2019 budgeted estimates.

The Governor’s proposal focuses on, among other things, taking corrective actions to maintain a balanced budget, increasing budget resiliency, saving money and paying down debts and liabilities, strengthening the State’s infrastructure, continuing to invest in education, and continuing health care expansion. Proposition 2 provides a dedicated funding source until fiscal year 2031 to help address long-term liabilities, but that funding alone will not eliminate the liabilities. In addition, the State faces more than $70 billion in identified deferred maintenance on its infrastructure. The 2020 Proposed Budget includes $4.8 billion for maintenance of highways and local roads, an expansion of public transit, and improvements to critical trade routes. The State’s largest deferred maintenance is on its highways, roads and bridges. Annual maintenance and repairs are billions more than can be funded annually within existing resources and must be addressed through expanded and ongoing funding sources. The minimum guarantee of funding for K-12 schools has been at all-time highs and is expected to grow to $80.7 billion in fiscal year 2020. Accordingly, the 2020 Proposed Budget provides, among other things, from the General Fund, approximately $1.4 billion for higher education, including $240 million ongoing General Fund resources for operational costs for the University of California system, $300 million ongoing General Fund resources for operational costs of the California State University system, and $402 million in ongoing Proposition 98 resources for community colleges, as well as the highest per pupil spending for K-12 education in the State’s history. The Governor’s proposal also focuses on, among other things, counteracting the effects of poverty and addressing climate change, $1.0 billion in cap-and-trade funds available for appropriation in fiscal year 2020.

The Governor is expected to present revisions to the 2020 Proposed Budget in May 2019. Shortly thereafter, the LAO is expected to provide its analysis of the Governor’s revisions. The budget for fiscal year 2020 is expected to be enacted before July 1, 2019.

Obligations of the State

The State has historically paid the principal and interest on its outstanding obligations when due. The obligations of the State typically include its general obligations bonds, commercial paper notes, lease-revenue obligations and short-term obligations, including revenue anticipation notes and warrants. The State’s Constitution prohibits the creation of general obligation indebtedness of the State unless a bond issuance is approved by a majority of the electorate voting at either a general election or a direct primary.

As of July 1, 2018, the State’s outstanding aggregate principal amount of long-term general obligation bonds was approximately $74.9 billion. Of this amount, approximately $74.2 billion were payable primarily from the State’s General Fund and approximately $688.7 million were “self-liquidating” bonds payable first from other special revenue funds. Further, as of July 1, 2018, the State paid approximately $1 billion annually to service its lease-revenue obligations outstanding.

Proposition 1 was approved in November 2014 and enacted the Water Quality, Supply, and Infrastructure Improvement Act of 2014, issuing approximately $7.5 billion in general obligation bonds for a wide variety of purposes relating to improvement of the State’s water supply systems, water quality, and water infrastructure improvements. In November 2016, voters approved Proposition 51, which authorized $7.0 billion of general obligation bonds for K-12 school construction, approximately $2.0 billion of which is expected to be released under the 2020 Proposed Budget. Additional bond measures may be included on future election ballots, but any proposed bond measure must first be approved by the Legislature or placed on the ballot through the initiative process.

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As of July 1, 2018, there were unused voter authorizations for the future issuance of approximately $33.6 billion of long-term general obligation bonds, some of which may first be issued as commercial paper notes.

Certain State agencies and authorities may issue obligations secured or payable from specific revenue streams. Most of these revenue bonds are not payable from the State’s General Fund. State agencies and authorities had approximately $66.5 billion aggregate principal amount of revenue bonds and notes that are non-recourse to the General Fund outstanding as of June 30, 2018. These borrowings are used to finance a large array of enterprises and projects, including various housing, health facilities, pollution control facilities, transportation projects, public work projects and public and private educational facilities.

Obligations of Other California Issuers

The State has a large number of agencies, instrumentalities and political subdivisions that issue municipal obligations. These revenue bonds are supported by state revenue-producing enterprises and projects, as well as conduit obligations payable from revenues paid by private users or local governments of facilities financed by the revenue bonds. Such revenue bonds are not payable from the State’s General Fund. The State’s agencies, instrumentalities and political subdivisions are subject to various economic risks and uncertainties, and the credit quality of securities they issue may differ significantly from the credit quality of securities backed by the State’s full faith and credit.

Pension and Post Retirement Liabilities

The financial condition of the State and its localities is subject to risks associated with pension and post retirement liabilities. The pension funds managed by the State’s retirement systems (e.g., the California Public Employees’ Retirement System (“CalPERS”) and the California State Teachers’ Retirement System (“CalSTRS”)) suffered large investment losses during the most recent recession and currently have significant unfunded liabilities. These unfunded liabilities may require the General Fund to make increased contributions in the future, which could reduce resources available for other State priorities.

As of June 30, 2017, CalPERS reported an unfunded accrued liability allocable to state employees, excluding judges and elected officials, of $58.7 billion on a market value of assets (“MVA”) basis (a decrease of $812 million from the June 30, 2016 valuation). As of June 30, 2017, CalSTRS reported an unfunded accrued liability of its Defined Benefit Plan of $107.3 billion on an actuarial value of assets (“AVA”) basis (an increase of $10.5 billion from the June 30, 2016 valuation), and $103.5 billion on an MVA basis (an increase of $1.8 billion from the June 30, 2016 valuation). Per the budget for fiscal year 2019, General Fund contributions to CalPERS and CalSTRS are estimated to be approximately $5.5 billion and $3.0 billion, respectively, for fiscal year 2019. These combined contributions represent approximately 6.1 percent of all proposed General Fund expenditures in fiscal year 2019.

In addition to pension benefits, the State also provides certain other post-employment benefits (“OPEB”), such as health care and dental benefits, for eligible retired employees of the State. Because the State currently funds its OPEB costs on a “pay-as-you-go” basis, the State has amassed large unfunded actuarial liabilities with respect to its OPEB obligations. As of June 30, 2016, the State’s accrued actuarial OPEB liability was estimated at $76.68 billion, of which $76.53 billion was unfunded.

It is possible that the State will be forced to significantly increase its pension fund and post-retirement benefit contributions, which would reduce discretionary General Fund resources available for other State programs. Failure to manage these unfunded liabilities may have an adverse impact on the State’s credit rating.

A significant number of local governments, including various current CalPERS members, face similar, and sometimes, relatively more severe fiscal issues with respect to unfunded pension and post-retirement benefit liabilities. These local governments’ credit ratings and solvency may be threatened if their liabilities are not addressed by way of wage concessions, restructuring of benefits, or other more creative methods, which could cause these issuers to default on their outstanding obligations or file for bankruptcy protection under Chapter 9 of the U.S. Bankruptcy Code. In the past, as a result of financial and economic difficulties, several of the State’s municipalities filed for bankruptcy protection under Chapter 9. Additional municipalities could file for bankruptcy protection in the future. Any such action could negatively impact the value of the fund’s investments in the securities of those issuers or other issuers in the State.

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Local Governments

California has 58 counties, which make up the primary units of local government. Counties are responsible for providing many basic services such as welfare, jails, health care for the indigent and public safety in unincorporated areas. The State is also made up of nearly 500 incorporated cities and thousands of special districts formed for education, utilities and other services. The fiscal condition of the various local governments changed when State voters approved Proposition 13 in the 1978. Among other things, Proposition 13 set limits on the future growth of property taxes and limited local governments’ ability to impose “special taxes” (i.e., taxes devoted to specific purposes) unless the local government had two-thirds voter approval. In addition, Proposition 218, enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions.

To help counterbalance the loss of property tax revenue for local governments, the State provided aid to many local governments from the General Fund. Part of this aid consisted of the State assuming primary responsibility for funding K-12 education and community colleges. During the recession of the early 1990s, the State Legislature was forced to reduce some of the post-Proposition 13 aid to local government entities other than K-12 education and community colleges. However, the State Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for the provision of local services by cities and counties.

In 2000, the “internet bubble” caused another economic shock in the State, which caused the State to divert local revenue sources, including certain sales taxes and vehicle license fees, into State coffers. Following these actions, voters approved Proposition 1A in 2004. Proposition 1A amended the State Constitution to reduce the State Legislature’s authority over local government revenue sources and placed restrictions on the State’s access to local governments’ property, sales and vehicle license fee revenues. Proposition 22, adopted in late 2010, superseded portions of Proposition 1A and completely prohibits the State from borrowing local government funds. Proposition 22 also generally prohibits the State Legislature from making certain changes to local government funding sources.

The 2011 Budget Act included a plan to shift certain State program costs to counties and provide a comparable amounts of funds to support these new local obligations. This realignment plan is designed to provide State funds for certain programs such as corrections, local public safety programs, as well as programs related to mental health, substance abuse, foster care, child welfare services and adult protective services. However, local governments, in particular counties, will be responsible for covering an increased part of the financial burden of providing such local services. Such responsibility brings with it the risk of possible cost overruns, revenue declines and insufficient revenue growth.

Enacted in 1988, Proposition 98 directs a minimum portion of the General Fund revenues to support K-12 schools and community colleges. The State may face financial pressure due to its obligation to fund public schools under Proposition 98. Such obligations may limit the State’s ability to respond to economic conditions and could reduce the level of assistance the State provides to local governments. Such a reduction in State aid could exacerbate the serious fiscal issues many local governments already face, particularly with respect to education funding. The State economic slowdown since the U.S. recession in 2007-2008, which reduced State and local revenue, continues to put additional pressure on local government finances.

Limits placed on the ability of local governments to raise taxes and fees may prevent these localities from effectively responding to economic and other conditions. The major local government revenue sources, property and sales tax, and fees from real estate development, are highly susceptible to economic fluctuations and have all been adversely affected by the 2007-2008 U.S. recession. If economic conditions significantly deteriorate, local governments may be forced to cut local services to address their budget constraints, or, in some cases, file for bankruptcy.

Pending Litigation

The State, its officials and employees are named as defendants in numerous legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is difficult to accurately predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund’s investments.

Natural Disasters Risk

Substantially all of California is within an active geologic region subject to major seismic activity, which could result in increased frequency and severity of natural disasters, most notably, earthquakes, wildfires and droughts. Such events have, in the past, resulted in significant disruptions of the State economy and required substantial expenditures from the State government. The risks of natural disasters of varying degrees continue to persist and the full extent of the impact of recurring natural disasters on the State’s economy and fiscal stability is difficult to accurately predict. Any obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of: (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

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The State has recently experienced record drought conditions. In 2017, the Governor ended the State of Emergency that had been in place since 2014 for most of the State. This drought led to conditions that augmented the likelihood and magnitude of wildfires, and the State has experienced the most destructive and costly wildfires in its history. After estimating total federal assistance, the fiscal year 2019 Budget assumes a net General Fund cost of $394.8 million for various emergency response and recovery activities. In addition, the fiscal year 2019 Budget includes a one-time augmentation of $88.1 million to the General Fund to increase the amount of disaster recovery funding. The wildfires, particularly in the last year, have significantly impacted the State’s economy and there can be no guarantee that future wildfires would not have an equally detrimental effect on the State’s economy or environment.

Bond Ratings

As of January 29, 2019 the following ratings for the State’s general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Service (“S&P”) and Fitch Ratings (“Fitch”):

Moody’s S&P Fitch

Aa3AA-AA-

These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities, and authorities. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings.

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APPENDIX B - Special Risks Related to Investments in Municipal Securities of New York

This appendix provides a summary of the factors that may affect the financial condition of the State of New York (“State” or “New York”) and New York City (the “City” or “New York City”). The information provided below is intended only to summarize certain of these factors and does not purport to describe in detail each of the potential factors that may impact the financial condition of the City or the State. The information provided below is derived from public sources that are current as of the date of this SAI. These sources are typically prepared or disseminated by departments, agencies, or bureaus of the State, City, or federal government, though they may also include other publicly available sources such as news articles, press releases and other reports. The MainStay MacKay New York Tax Free Opportunities Fund (the “Fund”) has not independently verified the information included herein and does not make any representation to the accuracy of such information.

The information included herein is subject to change rapidly, substantially and without notice. Any changes in this information may adversely impact the financial condition of the State or the City or their municipal issuers, which could harm the Fund’s investments. The Fund does not maintain any obligation to update this information throughout the year. As such, investors and their financial adviser are encouraged to independently research the financial condition of the State or the City, their municipalities, and their political subdivisions, instrumentalities or authorities and information about the Fund’s strategies, risks, and investments before investing in the Fund.

Municipal issuers in New York rely on State appropriations and local taxes to fund their operations. As a result, economic, political or financial conditions that reduce State appropriations or impact local tax revenues may increase fiscal pressure on the State’s municipalities. If a municipal issuer is unable to obtain sufficient revenues to satisfy its outstanding obligations, that issuer may be subject to a downgrade of its credit rating or other similar credit event. In addition, increased fiscal pressure may cause a municipal issuer to become insolvent, which may require the issuer to file for bankruptcy. If a New York municipal issuer suffers a credit rating downgrade, becomes insolvent, or files for bankruptcy, the value or liquidity of securities issued by other municipal issuers in New York, including securities issued by the State or the City, could be adversely affected.

New York City constitutes a large proportion of the State’s population and economy. Any effects on the financial health of New York City will ultimately be borne by the State as well. Therefore, the discussion below summarizes certain of the risks that apply to both the State and the City.

Additionally, external factors, such as conditions in the national economy and demand for goods and services produced in New York, could have an adverse impact on the financial condition of the State and its municipalities, including the City. At this time, it is difficult to accurately predict the extent to which those factors may impact the financial condition of the City or the State and its municipalities.

Overview

Although New York’s economy has exhibited signs of growth, this growth may be slow as the State continues to face significant challenges, including uncertain economic conditions, growing unfunded pension liability, new financial regulatory developments, and financially strapped local governments.

Furthermore, the economic outlook in the rest of the country remains uncertain. A future economic downturn could significantly hurt the State and its finances and, therefore, its municipal securities. Similarly, the level of public debt in the State may affect long-term growth prospects and could cause some municipalities to experience financial hardship.

There can be no assurances that the State will not face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that current or future economic conditions or federal actions will not have a materially adverse impact on the State’s financial condition. Any deterioration in the State’s financial condition may have a negative effect on the marketability, liquidity or value of the securities issued by the State and its municipalities, which could have an adverse impact on the Fund.

New York State Economic Conditions

New York is the state with the fourth highest population in the United States. New York has a diverse economy that constitutes a large portion of the country’s financial services sector. It also has comparatively large employment in the trade, transportation and utilities, education and health services sectors. The State’s location, as well as its air transport facilities and harbors, provide an important link for international commerce. Travel and tourism also account for a large part of the New York economy. Similar to the rest of the U.S., New York has an increasing portion of its population employed in the service industries.

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Although the size of the manufacturing sector in New York has continued to decline, it still represents a significant proportion of the State’s economy. This is especially true for the upstate New York region, which has large numbers of manufacturers of transportation and other types of equipment. Nonetheless, with New York City as the nation’s center of banking and finance, the financial services sector is one of the largest and most important sector in the State and contributes a significant portion of the State’s of total wages. Other substantial service-producing sectors in the State include private education and healthcare, professional and business services, leisure and hospitality services and other services. In addition, although farming constitutes only a small amount of the State’s total output, it is a key part of the economy in certain rural areas.

Federal, State and local governments together comprise a large sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Within this sector, public education accounts for a significant proportion of total State and local government employment.

With manufacturing and construction comprising smaller shares of the State’s employment than within the U.S. generally, the combined services industries, and, in particular, the financial services sector, account for a larger share of employment in New York relative to the U.S. as a whole. As such, New York may be affected more strongly than the U.S. during an economic downturn concentrated on the services sector, but is less likely to be affected by an economic downturn concentrated on manufacturing and construction.

Economic and Demographic Trends

The State’s per capita personal income has generally been higher than the national average by a significant margin, although New York City’s location as an employment center for a multi-state region means that the State’s relative importance to the national economy is understated because of the large number of employees that work in New York, but live in other states.

The State’s private sector labor market has continued to outperform employment growth projections, exhibiting robust growth in transportation and warehousing, construction and real estate services, health care, education, and professional and business services. Private sector employment growth was estimated by the New York State Division of the Budget (“DOB”) to have grown by 1.3 percent in 2018, and the private sector labor market has begun to stabilize following two years of deceleration. The State’s total wage growth is expected to be 3.8 percent in fiscal year 2019.

The State faces many of the same risks as the U.S. economy generally, although the significance of the financial services sector to the State’s economy introduces additional risks for the State. In this context, the ongoing implementation of various regulations and the effects of the Federal Reserve’s interest rate policies may cause uncertainty within the financial services sector and could affect the State’s economy growth.

The securities industry in New York City is an important contributor to the State’s revenues and has a significant impact on the State’s economy. Industrywide, profits increased by 27.5 percent in 2018, with revenues related to the securities business, fees from account supervision and investment management, margin interest, and fees from underwriting being the main contributors to total profits.

Enacted Budget

The State ended fiscal year 2018 with a balance of $4.4 billion in its General Fund, which amounted to an increase of approximately $2.0 billion from fiscal year 2017 results.

On March 30, 2018, the Governor signed the State’s budget for fiscal year 2019 (“Enacted Budget”). The Enacted Budget projected total General Fund receipts of approximately $71.5 billion in fiscal year 2019. These receipts consisted of $46.5 billion in personal income tax revenues (a decrease of $486 million from fiscal year 2018), $5.6 billion in business tax receipts (an increase of 14.4 percent from fiscal year 2018, $13.6 billion from use taxes and fees (an increase of 2.4 percent from fiscal year 2018). Other tax receipts are expected to total $2.0 billion in fiscal year 2019 (a decrease of 9.7 percent from fiscal year 2018). In addition, the budget projected non-tax receipts and transfers from other funds of approximately $3.8 billion, which represents an increase of $569 million from fiscal year 2018 results.

Against these projected receipts and transfers, the Enacted Budget included approximately $73.9 billion in General Fund appropriations. This amount represented an increase of approximately 6.5 percent from fiscal year 2018. The largest driver of General Fund expenditures was local assistance grants. The Enacted Budget appropriated approximately $49.4 billion from the General Fund to pay for local grants. This appropriation represented an increase of 7.1 percent from fiscal year 2018. Local assistance grants included payments for a range of health, education, and social services. The Enacted Budget appropriated approximately $14.8 billion for agency operations, which represented an increase of 7.5 percent from fiscal year 2018. Finally, the Enacted Budget included $9.7 billion in transfers from the General Fund to other State funds, an increase of $214 million from fiscal year 2018.

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As a result of these projections, DOB estimated that the State would end fiscal year 2019 with a General Fund cash balance of $5.5 billion. The Enacted Budget was expected to leave the State with a balanced budget in fiscal year 2019, a budget gap of approximately $780.0 million in fiscal year 2020, and a budget gap of approximately $1.4 billion in fiscal year 2021, a budget gap of approximately $487.0 million in fiscal year 2022.

Proposed Budget

On January 15, 2019, the Governor presented the proposed State budget for fiscal year 2019 (“Proposed Budget”). The Proposed Budget projects General Fund receipts of approximately $76.2 billion, which includes $48.8 billion in personal income tax revenues (an increase of $3.1 billion from fiscal year 2019), $14.4 billion in use tax receipts (an increase of 6.9 percent from fiscal year 2019), $6.2 billion in business tax receipts (an increase of 14.2 percent from fiscal year 2019), and $2.1 billion in other tax receipts (an increase of 2.1 percent from fiscal year 2019), which reflects average estate tax receipts.

The Proposed Budget also includes $76.2 billion in General Fund expenditures, which represents an increase of 3.4 percent from fiscal year 2019. Under the Proposed Budget, local assistance grants are expected to total $51.9 billion, an annual increase of $1.6 billion (3.1 percent). Expenditures for School Aid are estimated to increase by $255 million, and Medicaid expenditures are estimated to increase by $1.5 billion. In addition, State personal and non-personal services disbursements from the General Fund are expected to total $11.9 billion, an increase of $177 million (1.5 percent) from fiscal year 2019. As a part of State operations, General State charges are predicted to increase by $297 million for fiscal year 2020, an annual increase of 4.0 percent. General Fund transfers to other funds are expected to total $4.8 billion. This amount represents an increase of $371 million from fiscal year 2019.

The Proposed Budget seeks to address a projected General Fund deficit of approximately $3.1 billion during fiscal year 2020. To resolve this deficit, the Governor’s plan calls for $283 million in spending controls on state agency operations and $2.0 billion in savings from cuts to certain local assistance programs. If enacted, the Proposed Budget estimates that the State will finish fiscal year 2020 with a General Fund balance of $5.9 billion, which would represent a $1.0 billion decrease from the expected balance left at the end of fiscal year 2019.

Annual Information Statement

The State’s Annual Information Statement reflects the State’s enacted budget and contains changes to the spending projections through July 2, 2018. The State updated the Annual Information Statement quarterly and released its second quarterly update on December 4, 2018 (the “Updated Financial Plan”).

In the Updated Financial Plan, DOB estimates that the General Fund will end fiscal year 2019 balanced on a budgetary (cash) basis of accounting, based on its review of operating results through September 2018 and on other information. It estimates that General Fund receipts, including transfers from other funds, will total $72.8 billion in fiscal year 2019. General Fund disbursements, including transfers to other funds, are estimated to amount to $75.8 billion in fiscal year 2019. The Updated Financial Plan is generally aligned with earlier proposals, although it has been revised to reflect more accurate projections and recalculations of payments by the State.

DOB projects that the State will close the 2019 fiscal year with a closing balance of $6.5 billion. The closing balance is a decrease of approximately $3.0 billion from the fiscal year 2018 closing balance, which reflects the expected pace of disbursements for initiatives funded with settlements.

As of September 2018, General Fund receipts (including transfers from other funds) were $533 million above initial projections. DOB revised projected disbursements downward as of September 2018 to approximately $38.9 billion.

Obligations

It is important to note that the Updated Financial Plan is subject to a variety of risks and uncertainties, and that actual results may differ materially from projections. In particular, in certain fiscal years, actual receipt collections have dropped substantially below forecasted levels. Moreover, the Updated Financial Plan is based on numerous assumptions and could be subject to changes that result as a consequence of New York-specific, national or international events. Many of the projections rely on the realization of actions the State expects will be taken, but that are not within its control. Under certain circumstances, the State may be required to take budget gap-closing actions such as delays or reductions in payments, maintenance and construction. In particular, post-employment benefits for state employees as they reach retirement could require increased payments by the State in upcoming years.

The State is also subject to additional liabilities as required by Governmental Accounting Standards Board (GASB) Statement 45, which requires the State to perform an actuarial valuation every two years for purposes of calculating other post-employment benefit plans (“OPEB”) liabilities. The State continues to finance these costs of its unfunded actuarial accrued liability along with all other employee health care expenses, on a pay-as-you-go basis because GASB does not require that these additional costs be funded on a budgetary (cash) basis.

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The State’s retirement system provides pension benefits to the public employees of the State and its localities. The Common Retirement Fund (“CRF”), which holds the retirement system’s assets, was subjected to significant investment losses in fiscal year 2009, which negatively impacted the value of assets held by the CRF for the Systems and led to increased employer contribution rates in fiscal years 2011 to 2014. However, due to recent investment gains, employer contribution rates have recently decreased. The State’s inability to recoup its investment losses or to appropriately fund the State’s post-employment benefits could lead to the inability of the State to meet its financial obligations.

The State receives significant amounts of Federal aid for health care, education, transportation and other governmental purposes, as well as Federal funding to respond to severe weather events. Any potential reduction in such funding could have a material adverse impact on the Updated Financial Plan. The Federal policies underlying this aid are subject to uncertainty under the current presidential administration. It is not currently possible to assess the fiscal impact of policies that may be adopted with respect to Federal aid provided to the State.

Medicaid and School Aid Spending

Medicaid is intended to assist in providing health care services to low-income individuals and long-term care services for the elderly and disabled. The State’s share of Medicaid spending is estimated to total approximately $20.3 billion in fiscal year 2019 and is financed jointly by the State and local governments (including New York City). The number of Medicaid recipients in the State is expected to reach 6.3 million at the end of fiscal year 2019, an increase from the number of recipients in fiscal year 2018 due to the transition from Medicaid to another plan for certain legally residing immigrants.

The State provides funding to districts for School Aid in order to support elementary and secondary education for New York students. School Aid is expected to increase by 3.6 percent in School Year (“SY”) 2019, which represents an increase of $914 million. Projected School Aid funding is tied to the State’s personal income growth index and is allocated more heavily to school districts that demonstrate significant student performance improvements. Based on current estimates of personal income growth, School Aid is projected to increase by an additional 3.7 percent in fiscal year 2020 and an additional 4.0 percent in fiscal year 2021. School Aid is projected to reach an annual total of $28.9 billion in SY 2022.

Changes in the State’s Medicaid and School Aid spending or decreases in federal funds could have a significant impact on the State’s and City’s budget.

Debt Obligations

New York State is a large issuer of municipal debt and ranks amongst the states with the highest in the total amount of outstanding debt and sixth in terms of debt per capita. The State’s total debt outstanding as of March 31, 2018 equaled $51.3 billion. This debt includes both State-supported debt and State-related debt.

State-supported debt includes obligations that the State pays from traditional resources such as tax revenue and that impact the State’s budget. It includes general obligation debt as well as certain lease purchase and contractual obligations of public authorities and municipalities. State-related debt is a more broad measure of debt and includes all debt reported by the State on its financial statements, which includes moral obligation financings, or certain contingent-contractual obligation financings. The State’s debt, however, does not include debt issued by local governments, as such debt is accounted for in the local governments’ particular financial statements.

The Debt Reform Act of 2000 (“Act”) limits the issuance of State-supported debt to capital purposes only and limits it to a maximum 30 year term. The Act sets limits on the amount of new State-supported debt and restricts it to 4 percent of State personal income and restricts new State-supported debt service costs to 5 percent of the State’s receipts. The State is projected to spend $5.9 billion (an increase of approximately 10.0 percent from fiscal year 2018) and $6.6 billion (an increase of approximately 11.0 percent from fiscal year 2019) to service this State-supported debt in fiscal year 2019 and fiscal year 2020, respectively.

Litigation

The State, its officials and employees are named as defendants in numerous legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund’s investments.

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Other Localities

Certain localities other than New York City have recently encountered financial problems and have been dependent on State assistance over the past several years. Deficit financing by local governments in the State has become more common and has led to the State Legislature passing special acts that authorize bond issuances to finance local government’s operating deficits. In particular, the Cities of Buffalo, Troy, and Yonkers and Erie and Nassau County have faced financial difficulties in recent years. Legislation enacted in 2013 created the Financial Restructuring Board for Local Governments, which is authorized to review a municipality’s operations and finances, make recommendations on reforming and restructuring the municipality’s operations and take other measures to improve the municipality’s finances.

Local Assistance spending by the State includes payments to a variety of local entities such as local governments, school districts and health care providers. State-funded local assistance spending is projected to amount to $66.8 billion in fiscal year 2019.

Like the City and the State, localities are subject to a variety of factors that could have a significant impact on their fiscal condition. These include unanticipated problems from loss of Federal stimulus funding, pending litigation and judicial decision, as well as long-range economic trends. In the event of serious financial difficulties of a municipality, the local access to the public credit markets could be jeopardized and the marketability of notes and bonds issued by localities within the State could be adversely affected.

Bond Ratings

As of January 29, 2019, the following ratings for the State’s general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Service (“S&P”) and Fitch Ratings (“Fitch”):

Moody’s S&P Fitch

Aa1AA+AA+

These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities, and authorities. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings.

New York City Economy

The fiscal demands on the State may be affected by the fiscal condition of New York City, which relies in part on State aid to balance its budget and meet its cash requirements.

The City has a population of over 8.6 million and is a global center of business and culture. Its economy consists of a broad base of banking, securities, information, publishing, fashion, design, retailing, education and health care industries. In addition, the City has a vibrant tourism industry. The City’s General Fund has achieved an operating surplus for every one of the fiscal years from 1981 through 2018 (except for the application of Statement No. 49 of the Government Accounting Standards Board (“GASB 49”), as described below), although the City has frequently faced substantial gaps between forecasted revenues and forecasted expenditures that it was required to balance.

Although private sector jobs in the City declined by 103,600, or 3.0 percent, from 2008 to 2009, private sector jobs have increased significantly since then. In the year ended November 2018, private sector jobs in the City rose by 76,600 or 2.0 percent. Recent job trends at the national and City level indicate modest growth. Nonetheless, the onset of changing economic factors could rapidly affect the outlook for continuing growth and the ability of the City to pay its obligations.

Obligations

The City, its officials and employees are named as defendants in numerous legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the City might require the City to make significant future expenditures or substantially impair future revenue sources. As of June 30, 2018, claims in excess of $1.4 trillion were outstanding against the City for which the City estimates its potential future liability to be approximately $6.7 billion. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the City to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund’s investments.

These obligations could have significant effects on the Financial Plan, if they are modified. Any changes in funding obligations or in the assumptions made, could affect the financial health of the City or of related municipal issuers.

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Debt Obligations

Debt for the City has grown from $8,086 per capita in fiscal year 2009 to $11,023 in fiscal year 2018, an increase of approximately 73 percent. As of June 30, 2018, approximately $38.6 billion of City general obligation bonds were outstanding. As a result of past State legislation, the New York City Transitional Finance Authority (“TFA”) was authorized to have $13.5 billion of bonds outstanding. In fiscal year 2007, the $13.5 billion bonding authority was exhausted and the State Legislature authorized TFA to issue debt beyond the $13.5 billion limit, subject, however to the City’s general debt limit. As of June 30, 2018, TFA debt totaled $35.4 billion, and the City’s total outstanding general obligation bonds totaled $40.6 billion. The financial significance of these obligations could impair the City’s ability to meet its financial obligations in the future and could have a severe impact on the City’s budget.

General Obligations Bonds

As of January 29, 2019, the following ratings for the City’s general obligation bonds have been received from Moody’s, S&P and Fitch:

Moody’s S&P Fitch

Aa2AAAA-

These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the City, its political subdivisions, instrumentalities, and authorities. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings.

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MAINSTAY FUNDS TRUST

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

The MainStay Group of Funds, which includes MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy. The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only. Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article VII of MainStay Funds Trust’s (“Registrant’s”) Declaration of Trust states as follows:

Section 3.          Indemnification.

(a)   For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)   Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws.

(i)                every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii)               every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii)              every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c)   Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d)   No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e)   With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)                by the court or other body before which the Proceeding was brought;

(ii)               by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)              by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial- type inquiry).

(f)    The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(g)   Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Section 5.          Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Person entitled to indemnification from the Trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity entitling him or her to indemnification hereunder.

In addition, each Trustee has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and By-Laws of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1.	Declaration of Trust

a.	Certificate of Trust as filed with the State of Delaware on April 28, 2009 – Previously filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A.*

b.	Amended and Restated Declaration of Trust dated August 19, 2016 – Previously filed as Exhibit (a)(2) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*

2.	By-Laws of the Registrant effective April 8, 2009, Amended and Restated June 4, 2015 – Previously filed as Exhibit (b) to Post-Effective Amendment No. 82 to the Trust’s Registration Statement on June 17, 2015.*

3.	Instruments Defining Rights of Security Holders

a.	The Registrant does not issue Certificates. See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of the Registrant. See Above. See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws. See Above.*

4.	Form of Agreement and Plan of Reorganization – Filed herewith as Appendix A to this Proxy Statement/Prospectus

5.	See the Amended and Restated Declaration of Trust (Exhibit 1 above) and the Amended and Restated By-Laws (Exhibit 2 above)

6.	Investment Advisory Contracts

a.	Amended and Restated Management Agreement dated February 27, 2015 – Previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015.*

i.	Amendment dated June 18, 2015 – Previously filed as Exhibit (d)(1)(a) to Post-Effective Amendment No. 82 to the Trust’s Registration Statement on June 17, 2015.*

ii.	Amendment dated June 1, 2015 – Previously filed as Exhibit (d)(1)(b) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015.*

iii.	Amendment dated February 29, 2016 – Previously filed as Exhibit (d)(1)(c) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 26, 2016.*

iv.	Amendment dated March 25, 2016 – Previously filed as Exhibit (d)(1)(d) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016.*

v.	Amendment dated June 30, 2016 – Previously filed as Exhibit (d)(1)(e) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*

vi.	Amendment dated July 29, 2016 – Previously filed as Exhibit (d)(1)(f) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*

vii.	Amendment dated February 28, 2017 – Previously filed as Exhibit (d)(1)(g) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*

viii.	Amendment dated March 31, 2017 – Previously filed as Exhibit (d)(1)(h) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*

ix.	Amendment dated May 8, 2017 – Previously filed as Exhibit (d)(1)(i) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*

x.	Amendment dated August 4, 2017 – Previously filed as Exhibit (d)(1)(j) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*

xi.	Amendment dated November 15, 2017 – Previously filed as Exhibit (d)(1)(k) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017.*

xii.	Amendment dated February 28, 2018 – Previously filed as Exhibit (d)(1)(l) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018*.

xiii.	Amendment dated May 22, 2018 – Previously filed as Exhibit (d)(1)(m) to Post-Effective Amendment No. 130 to the Trust’s Registration Statement on October 22, 2018*.

xiv.	Amendment dated November 30, 2018 - Previously filed as Exhibit (d)(1)(n) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*.

xv.	Amendment dated February 28, 2019 - Previously filed as Exhibit (d)(1)(0) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*.

xvi.	Amendment dated April 1, 2019 – Previously filed as Exhibit (d)(1)(p) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019.*

xvii.	Amendment dated June 14, 2019 – Previously filed as Exhibit (d)(1)(q) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019.*

xviii.	Amendment dated June 28, 2019 – Previously filed as Exhibit (d)(1)(r) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019.*

xix.	Form of Amendment dated December 18, 2019 - Filed herewith

b.	Form of Subadvisory Agreement dated December 18, 2019 between New York Life Investment Management LLC and CBRE Clarion Securities LLC - Filed herewith

7.	Underwriting Contracts

a.	Amended and Restated Distribution Agreement dated August 1, 2014 between the Registrant and NYLIFE Distributors LLC – Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015.*

b.	Form of Soliciting Dealer Agreement – Previously filed as Exhibit (e)(2) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 26, 2016.*

8.	Bonus or Profit Sharing Contracts – Inapplicable

9.	Custodian Agreements

a.	Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*

i.	Amendment dated October 21, 2013 – Previously filed as Exhibit (g)(1)(a) to Post-Effective Amendment No. to the Trust’s Registration Statement on February 27, 2015.*
ii.	Amendment to Custodian Agreement dated June 18, 2015 – Previously filed as Exhibit (g)(1)(b) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015.*
iii.	Amendment dated December 22, 2015 – Previously filed as Exhibit (g)(1)(c) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 26, 2016.*
iv.	Amendment dated February 29, 2016 (Retirement 2060) – Previously filed as Exhibit (g)(1)(d) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016.*

v.	Amendment dated February 29, 2016 (Appendix) – Previously filed as Exhibit (g)(1)(e) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016.*
vi.	Amendment dated May 1, 2016 – Previously filed as Exhibit (g)(1)(f) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016.*
vii.	Amendment dated May 1, 2016 (Appendix) – Previously filed as Exhibit (g)(1)(g) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016.*
viii.	Amendment dated June 16, 2016 to the Master Custodian Agreement (appendix) – Previously filed as Exhibit (g)(1)(h) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*
ix.	Amendment dated June 17, 2016 to the Master Custodian Agreement (appendix) – Previously filed as Exhibit (g)(1)(i) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*
x.	Amendment dated June 30, 2016 to the Master Custodian Agreement – Previously filed as Exhibit (g)(1)(j) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*
xi.	Amendment dated October 15, 2016 to the Master Custodian Agreement – Previously filed as Exhibit (g)(1)(k) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*
xii.	Amendment dated March 13, 2017 to the Master Custodian Agreement – Previously filed as Exhibit (g)(1)(l) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*
xiii.	Amendment dated May 5, 2017 to the Master Custodian Agreement – Previously filed as Exhibit (g)(1)(m) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*
xiv.	Amendment dated August 30, 2017 – Previously filed as Exhibit (g)(1)(n) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017.*
xv.	Amendment dated November 15, 2017 – Previously filed as Exhibit (g)(1)(o) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017.*
xvi.	Amendment dated February 28, 2018 – Previously filed as Exhibit (g)(1)(p) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*
xvii.	Amendment dated May 22, 2018 – Previously filed as Exhibit (g)(1)(q) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*
xviii.	Amendment dated July 2, 2018 – Previously filed as Exhibit (g)(1)(r) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*
xix.	Amendment dated September 10, 2018 – Previously filed as Exhibit (g)(1)(s) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*
xx.	Amendment dated November 1, 2018 – Previously filed as Exhibit (g)(1)(t) to Post-Effective Amendment No. 139 to the Registration Statement on June 26, 2019.*
xxi.	Amendment dated February 27, 2019 – Previously filed as Exhibit (g)(1)(u) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019.*
xxii.	Amendment dated April 1, 2019 – Previously filed as Exhibit (g)(1)(v) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019.*
xxiii.	Amendment dated May 1, 2019 – Previously filed as Exhibit (g)(1)(w) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019.*
xxiv.	Amendment dated June 5, 2019 – Previously filed as Exhibit (g)(1)(x) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019.*
xxv.	Letter Amendment dated June 5, 2019 – Previously filed as Exhibit (g)(1)(y) to Post-Effective Amendment No. 140 to the Trust's Registration Statement on August 15, 2019.*

b.	Amended and Restated Master Delegation Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*

i.	Amendment dated October 21, 2013 – Previously filed as Exhibit (g)(2)(a) to Post-Effective Amendment No. to the Trust’s Registration Statement on February 27, 2015.*
ii.	Amendment to Delegation Agreement dated June 18, 2015 – Previously filed as Exhibit (g)(2)(b) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015.*
iii.	Amendment dated February 29, 2016 (Retirement 2060) – Previously filed as Exhibit (g)(2)(c) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016.*
iv.	Amendment dated February 29, 2016 (Appendix) – Previously filed as Exhibit (g)(2)(d) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 26, 2016.*
v.	Amendment dated May 1, 2016 – Previously filed as Exhibit (g)(2)(e) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016.*
vi.	Amendment dated May 1, 2016 (Appendix) – Previously filed as Exhibit (g)(2)(f) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016.*
vii.	Amendment dated June 16, 2016 to the Master Delegation Agreement (appendix) – Previously filed as Exhibit (g)(2)(g) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*
viii.	Amendment dated June 17, 2016 to the Master Delegation Agreement (appendix) – Previously filed as Exhibit (g)(2)(h) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*
ix.	Amendment dated June 30, 2016 to the Master Delegation Agreement – Previously filed as Exhibit (g)(2)(i) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*
x.	Amendment dated October 15, 2016 to the Master Delegation Agreement – Previously filed as Exhibit (g)(2)(j) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*
xi.	Amendment dated March 13, 2017 to the Master Delegation Agreement – Previously filed as Exhibit (g)(2)(k) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*
xii.	Amendment dated May 5, 2017 to the Master Delegation Agreement – Previously filed as Exhibit (g)(2)(l) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*

xiii.	Amendment dated August 30, 2017 – Previously filed as Exhibit (g)(2)(m) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017.*
xiv.	Amendment dated November 15, 2017 – Previously filed as Exhibit (g)(2)(n) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017.*
xv.	Amendment dated February 28, 2018 – Previously filed as Exhibit (g)(2)(o) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*
xvi.	Amendment dated May 22, 2018 – Previously filed as Exhibit (g)(2)(p) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*
xvii.	Amendment dated July 2, 2018 – Previously filed as Exhibit (g)(2)(q) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*
xviii.	Amendment dated September 10, 2018 – Previously filed as Exhibit (g)(2)(r) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*

xix.	Amendment dated November 1, 2018 – Previously filed as Exhibit (g)(2)(s) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019.*
xx.	Amendment dated February 27, 2019 – Previously filed as Exhibit (g)(2)(t) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019.*
xxi.	Amendment dated April 1, 2019 – Previously filed as Exhibit (g)(2)(u) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019.*
xxii.	Amendment dated May 1, 2019 – Previously filed as Exhibit (g)(2)(v) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019.*
xxiii.	Amendment dated June 5, 2019 – Previously filed as Exhibit (g)(2)(w) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019.*
xxiv.	Letter Amendment dated June 5, 2019 – Previously filed as Exhibit (g)(2)(x) to Post-Effective Amendment No. 141 to the Trust's Registration Statement on August 15, 2019.*

10.	Rule 12b-1 Plan and 18f-3 Plans

a.	Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Class A Shares – Previously filed as Exhibit (m)(12) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015.*
b.	Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Class B Shares – Previously filed as Exhibit (m)(13) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015.*
c.	Plan of Distribution Pursuant to Rule 12b-1 dated August 1, 2019 for Class C Shares – Previously filed as Exhibit (m)(3) to Post Effective Amendment No. 141 to the Trust's Registration Statement on August 15, 2019.*

d.	Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Investor Class Shares – Previously filed as Exhibit (m)(15) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015.*
e.	Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Class R2 Shares – Previously filed as Exhibit (m)(16) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015.*
f.	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated August 1, 2019 for Class R3 shares – Previously filed as Exhibit (m)(6) to Post- Effective Amendment No. 141 to the Trust’s Registration Statement on August 15, 2019.*
g.	Plan of Distribution Pursuant to Rule 12b-1 dated February 28, 2017 for Class T Shares – Previously filed as Exhibit (m)(17) to Post- Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*
h.	Amended Multiple Class Plan Pursuant to Rule 18f-3 dated February 28, 2019 – Previously filed as Exhibit (n)(1) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019.*

11.	Opinion of Counsel Regarding Legality of Shares Being Registered – Previously filed as Exhibit 11 to the Trust’s Registration Statement on Form N-14 on October 4, 2019.*

12.	Tax Opinions – To be filed by amendment

13.	Other Material Contracts

Transfer Agency Agreements

a.	Amended and Restated Transfer Agency and Service Agreement with NYLIM Service Company LLC dated October 1, 2008 –Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

i.	Amendment dated November 12, 2009 – Previously filed as Exhibit (h)(1)(a)(i) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
ii.	Amendment dated November 24, 2009 – Previously filed as Exhibit (h)(1)(a)(ii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
iii.	Amendment dated February 26, 2010 – Previously filed as Exhibit (h)(1)(a)(iii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
iv.	Amendment dated March 30, 2010 – Previously filed as Exhibit (h)(1)(a)(iv) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
v.	Amendment dated January 1, 2011 – Previously filed as Exhibit (h)(1)(a)(v) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
vi.	Amendment dated January 1, 2012 – Previously filed as Exhibit (h)(1)(a)(vi) to Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 28, 2013.*
vii.	Amendment dated January 1, 2013 – Previously filed as Exhibit (h)(1)(a)(vii) to Post-Effective Amendment No. 51 to the Trust’s Registration Statement on June 17, 2013.*
viii.	Amendment dated July 11, 2014 – Previously filed as Exhibit (h)(1)(a)(viii) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015.*
ix.	Amendment dated June 18, 2015 – Previously filed as Exhibit (h)(1)(a)(ix) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015.*
x.	Amendment dated February 29, 2016 – Previously filed as Exhibit (h)(1)(a)(x) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016.*
xi.	Amendment dated June 30, 2016 – Previously filed as Exhibit (h)(1)(a)(xi) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*
xii.	Amendment dated March 13, 2017 – Previously filed as Exhibit (h)(1)(a)(xii) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*
xiii.	Amendment dated April 11, 2017 – Previously filed as Exhibit (h)(1)(a)(xiii) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*
xiv.	Amendment dated May 8, 2017 – Previously filed as Exhibit (h)(1)(a)(xiv) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017.*
xv.	Amendment dated November 15, 2017 – Previously filed as Exhibit (h)(1)(a)(xv) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017.*
xvi.	Amendment dated February 28, 2018 – Previously filed as Exhibit (h)(1)(a)(xvi) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018.*
xvii.	Amendment dated May 22, 2018 – Previously filed as Exhibit (h)(1)(a)(xvii) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*.
xviii.	Amendment dated July 2, 2018 – Previously filed as Exhibit (h)(1)(a)(xvii) to Amendment No. 130 to the Trust’s Registration Statement on July 2, 2018.*

xix.	Amendment dated November 30, 2018 – Previously filed as Exhibit (h)(1)(a)(xix) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019.*

xx.	Amendment dated February 28, 2019 – Previously filed as Exhibit (h)(1)(a)(xix) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019.*

xxi.	Amendment dated April 1, 2019 – Previously filed as Exhibit (h)(1)(xxi) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019.*
xxii.	Amendment dated June 14, 2019 – Previously filed as Exhibit (h)(1)(xxii) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019.*

b.	Reserved.

c.	Shareholder Service Plans

i.	Amended and Restated Shareholder Services Plan for Class R1 Shares dated June 2015 – Previously filed as Exhibit (h)(3)(a) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 26, 2016.*
ii.	Amended and Restated Shareholder Services Plan for Class R2 Shares dated June 2015 – Previously filed as Exhibit (h)(3)(b) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 26, 2016.*
iii.	Amended and Restated Shareholder Services Plan for Class R3 Shares dated December 2015 – Previously filed as Exhibit (h)(3)(c) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 26, 2016.*

d.	Indemnification Agreement – Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*

e.	Expense Limitation Agreements and Fee Waivers

i.	Form of Amended and Restated Expense Limitation Agreement dated December 18, 2019 – Filed herewith

f.	Regulatory Filing Support Services Agreement dated December 22, 2017 – Previously filed as Exhibit (h)(6) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018.*

14.	Other Opinions

a.	Consent of Independent Registered Public Accounting Firm – Filed herewith

15.	Omitted Financial Statements

16.	Powers of Attorney – Previously filed as Exhibit 16 to the Trust’s Registration Statement on Form N-14 on October 4, 2019*

17.	Additional Exhibits – Inapplicable

*	Incorporated by reference.

ITEM 17. UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Jersey City in the State of New Jersey, on the 19th day of November, 2019.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on November 19, 2019.

SIGNATURE	TITLE

/s/ Kirk C. Lehneis	President and Principal Executive Officer
Kirk C. Lehneis

Susan B. Kerley*	Trustee and Chairman of the Board
Susan B. Kerley

David H. Chow*	Trustee
David H. Chow

Yie-Hsin Hung*	Trustee
Yie-Hsin Hung

Alan R. Latshaw*	Trustee
Alan R. Latshaw

Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

Jacques P. Perold*	Trustee
Jacques P. Perold

Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Jack R. Benintende	Treasurer and Principal Financial and Accounting Officer
Jack R. Benintende

By*	/s/ J. Kevin Gao	Secretary
J. Kevin Gao
As Attorney-in-Fact

*	Pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

6(a)(xix)	Form of Amendment dated December 18, 2019 to the Amended & Restated Management Agreement

6(b)	Form of Subadvisory Agreement dated December 18, 2019 between New York Life Investment Management LLC and CBRE Clarion Securities LLC

13(e)(i)	Form of Amended and Restated Expense Limitation Agreement dated December 18, 2019

14 a	Consent of Independent Registered Public Accounting Firm